As Filed with the Securities and Exchange Commission on April 27, 2012

REGISTRATION NO. 333-30844
811-05846

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 19
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 123

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Name of Depositor)

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number: (781) 237-6030

William T. Evers, Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 2335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on May 1, 2012 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PART A

MAY 1, 2012
MFS® REGATTA CHOICE PROSPECTUS

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals. The contracts and certificates described in this Prospectus are no longer available for sale.

You may choose among a number of variable investment options and, when available, fixed interest options. Currently no fixed interest options are available other than those included in our dollar-cost averaging program. (See “Other Programs.”) The variable options are Sub-Accounts in the Variable Account, each of which invests in one of the following fund options of the MFS® Variable Insurance Trust II (the “Funds”):

Large-Cap Equity Funds	Specialty/Sector Equity Funds
MFS® Blended Research® Core Equity Portfolio, Service Class	MFS® Technology Portfolio, Service Class
MFS® Core Equity Portfolio, Service Class	MFS® Utilities Portfolio, Service Class
MFS® Growth Portfolio, Service Class	Asset Allocation Fund
MFS® Massachusetts Investors Growth Stock Portfolio, Service Class	MFS® Total Return Portfolio, Service Class
MFS® Value Portfolio, Service Class	Global Asset Allocation Fund
Mid-Cap Equity Fund	MFS® Global Tactical Allocation Portfolio, Service Class
MFS® Mid Cap Growth Portfolio, Service Class	Money Market Fund
Small-Cap Equity Fund	MFS® Money Market Portfolio, Service Class
MFS® New Discovery Portfolio, Service Class	Intermediate-Term Bond Funds
International/Global Equity Funds	MFS® Bond Portfolio, Service Class
MFS® Global Growth Portfolio, Service Class	MFS® Government Securities Portfolio, Service Class
MFS® Global Research Portfolio, Service Class	Multi-Sector Bond Fund
MFS® International Growth Portfolio, Service Class	MFS® Strategic Income Portfolio, Service Class
MFS® International Value Portfolio, Service Class	High Yield Bond Fund
MFS® Research International Portfolio, Service Class	MFS® High Yield Portfolio, Service Class
Emerging Markets Equity Fund	World Bond Fund
MFS® Emerging Markets Equity Portfolio, Service Class	MFS® Global Governments Portfolio, Service Class

Massachusetts Financial Services Company serves as investment adviser to all of the Funds in the MFS® Variable Insurance Trust II.

We have filed a Statement of Additional Information dated May 1, 2012 (the “SAI”) with the Securities and Exchange Commission (the “SEC”), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 46 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below or by telephoning (800) 752-7216. In addition, you can inspect and copy all of our filings at the SEC’s public reference facilities at: 100 F Street, N.E., Washington, D.C. 20549-0102, telephone (202) 551-8090. The SEC will provide copies by mail for a fee. The SEC also has a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Please read this Prospectus and the Trust prospectus carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

Any reference in this Prospectus to receipt by us means receipt at the following address:

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TABLE OF CONTENTS

SPECIAL TERMS [INSERT PAGE NUMBER]
PRODUCT HIGHLIGHTS [INSERT PAGE NUMBER]
FEES AND EXPENSES [INSERT PAGE NUMBER]
EXAMPLE [INSERT PAGE NUMBER]
CONDENSED FINANCIAL INFORMATION [INSERT PAGE NUMBER]
THE ANNUITY CONTRACT [INSERT PAGE NUMBER]
COMMUNICATING TO US ABOUT YOUR CONTRACT [INSERT PAGE NUMBER]
Electronic Account Information [INSERT PAGE NUMBER]
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) [INSERT PAGE NUMBER]
THE VARIABLE ACCOUNT [INSERT PAGE NUMBER]
VARIABLE ACCOUNT OPTIONS: THE MFS® VARIABLE INSURANCE TRUST II [INSERT PAGE NUMBER]
THE FIXED ACCOUNT [INSERT PAGE NUMBER]
THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS [INSERT PAGE NUMBER]
Guarantee Periods [INSERT PAGE NUMBER]
Guaranteed Interest Rates [INSERT PAGE NUMBER]
Early Withdrawals [INSERT PAGE NUMBER]
THE ACCUMULATION PHASE [INSERT PAGE NUMBER]
Issuing Your Contract [INSERT PAGE NUMBER]
Amount and Frequency of Purchase Payments [INSERT PAGE NUMBER]
Allocation of Net Purchase Payments [INSERT PAGE NUMBER]
Your Account [INSERT PAGE NUMBER]
Your Account Value [INSERT PAGE NUMBER]
Variable Account Value [INSERT PAGE NUMBER]
Fixed Account Value [INSERT PAGE NUMBER]
Transfer Privilege [INSERT PAGE NUMBER]
Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates [INSERT PAGE NUMBER]
Other Programs [INSERT PAGE NUMBER]
WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT                                                                                                                                                     [INSERT PAGE NUMBER]
Cash Withdrawals [INSERT PAGE NUMBER]
Withdrawal Charge [INSERT PAGE NUMBER]
Types of Withdrawals Not Subject to Withdrawal Charge [INSERT PAGE NUMBER]
Market Value Adjustment [INSERT PAGE NUMBER]
CONTRACT CHARGES [INSERT PAGE NUMBER]
Account Fee [INSERT PAGE NUMBER]
Administrative Expense Charge [INSERT PAGE NUMBER]
Mortality and Expense Risk Charge [INSERT PAGE NUMBER]
Charges for Optional Death Benefits [INSERT PAGE NUMBER]
Premium Taxes [INSERT PAGE NUMBER]
Fund Expenses [INSERT PAGE NUMBER]
Modification in the Case of Group Contracts [INSERT PAGE NUMBER]
DEATH BENEFIT [INSERT PAGE NUMBER]
Amount of Death Benefit [INSERT PAGE NUMBER]
The Basic Death Benefit [INSERT PAGE NUMBER]
Optional Death Benefits [INSERT PAGE NUMBER]
Spousal Continuance [INSERT PAGE NUMBER]
Calculating the Death Benefit [INSERT PAGE NUMBER]
Method of Paying Death Benefit [INSERT PAGE NUMBER]
Non-Qualified Contracts [INSERT PAGE NUMBER]
Selection and Change of Beneficiary [INSERT PAGE NUMBER]
Payment of Death Benefit [INSERT PAGE NUMBER]
Due Proof of Death [INSERT PAGE NUMBER]
THE INCOME PHASE - ANNUITY PROVISIONS [INSERT PAGE NUMBER]
Selection of the Annuitant or Co-Annuitant [INSERT PAGE NUMBER]
Selection of the Annuity Commencement Date [INSERT PAGE NUMBER]
Annuity Options [INSERT PAGE NUMBER]
Selection of Annuity Option [INSERT PAGE NUMBER]
Amount of Annuity Payments [INSERT PAGE NUMBER]
Transfer of Variable Annuity Units [INSERT PAGE NUMBER]
Account Fee [INSERT PAGE NUMBER]
Annuity Payment Rates [INSERT PAGE NUMBER]
Annuity Options as Method of Payment for Death Benefit [INSERT PAGE NUMBER]
OTHER CONTRACT PROVISIONS [INSERT PAGE NUMBER]
Exercise of Contract Rights [INSERT PAGE NUMBER]
Change of Ownership [INSERT PAGE NUMBER]
Voting of Fund Shares [INSERT PAGE NUMBER]
Reports to Owners [INSERT PAGE NUMBER]
Substitution of Securities [INSERT PAGE NUMBER]
Change in Operation of Variable Account [INSERT PAGE NUMBER]
Splitting Units [INSERT PAGE NUMBER]
Modification [INSERT PAGE NUMBER]
Discontinuance of New Participants [INSERT PAGE NUMBER]
Reservation of Rights [INSERT PAGE NUMBER]
Right to Return [INSERT PAGE NUMBER]
TAX CONSIDERATIONS [INSERT PAGE NUMBER]
U.S. Federal Income Tax Considerations [INSERT PAGE NUMBER]
Puerto Rico Tax Provisions [INSERT PAGE NUMBER]
ADMINISTRATION OF THE CONTRACT [INSERT PAGE NUMBER]
DISTRIBUTION OF THE CONTRACT [INSERT PAGE NUMBER]
AVAILABLE INFORMATION [INSERT PAGE NUMBER]
STATE REGULATION [INSERT PAGE NUMBER]
LEGAL PROCEEDINGS [INSERT PAGE NUMBER]
FINANCIAL STATEMENTS [INSERT PAGE NUMBER]
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION [INSERT PAGE NUMBER]
APPENDIX A - GLOSSARY [INSERT PAGE NUMBER]
APPENDIX B - WITHDRAWALS, WITHDRAWAL CHARGES, AND THE MARKET VALUE ADJUSTMENT [INSERT PAGE NUMBER]
APPENDIX C - CALCULATION OF BASIC DEATH BENEFIT [INSERT PAGE NUMBER]
APPENDIX D - OPTIONAL DEATH BENEFIT EXAMPLES [INSERT PAGE NUMBER]
APPENDIX E - PREVIOUSLY AVAILABLE INVESTMENT OPTIONS [INSERT PAGE NUMBER]
APPENDIX F - CONDENSED FINANCIAL INFORMATION [INSERT PAGE NUMBER]

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the capitalized terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these capitalized terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a capitalized term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

MFS Regatta Choice provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more of the Variable Account options or, if available, the Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing one or more of the optional death benefit riders.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments at any time during the Accumulation Phase. Currently, there is no minimum amount required for additional Purchase Payments. However, we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts, each of which invests in a separate securities portfolio of the MFS® Variable Insurance Trust II, an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company (“MFS®”), serves as the investment adviser to the Trust. The investment returns on the Funds are not guaranteed. You can make or lose money. You may also transfer among the Funds and, if available, the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

From time to time, we make Fixed Account options available. When we do, you can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the available Guarantee Periods. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations or transfers into that Guarantee Period will not be permitted. On January 31, 2011, we stopped accepting any new investments (Purchase Payments and transfers) into any Guarantee Periods, other than in connection with our dollar-cost averaging program.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

Each year for the first five Account Years, if your Account Value is less than $75,000 on your Account Anniversary, we deduct a $35 Annual Account Fee. After the fifth Account Year, we may increase the fee, but it will never exceed $50. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

During the Accumulation Phase, we deduct a mortality and expense risk charge at an annual rate of 1.00% of the average daily value of the Contract invested in the Variable Account, if your initial Purchase Payment was less than $1,000,000, or 0.85% if your initial Purchase Payment was $1,000,000 or more. We also deduct an administrative charge at an annual rate of 0.15% of the average daily value of the Contract invested in the Variable Account. If you annuitize before your eighth Account Anniversary, we will deduct, during the Income Phase, an additional charge equal to an annual rate of 0.25% of your daily Annuity Unit value.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. For each Purchase Payment, the withdrawal charge (also known as a “contingent deferred sales charge”) starts at 7% and declines to 0% after the Purchase Payment has been in the Contract for seven years.

Currently, you can make 12 free transfers each year. However, we reserve the right to impose a charge of up to $15 per transfer.

If you elect one or more of the optional death benefits, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from an annual rate of 0.15% to 0.40% of the average daily value of your Contract depending upon which optional death benefit(s) you elect.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity after the Annuity Commencement Date, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

During the Income Phase, the total insurance charges are deducted on a daily basis at an annual rate of 1.15% of your Account Value invested in the Variable Account (1.00% if your initial Purchase Payment was $1,000,000 or more). If your Annuity Commencement Date is within seven years of the Contract Date, the annual insurance charges will be increased by 0.25%.

Death Benefit

If you die before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Contract Date and whether you choose the basic death benefit or, for a fee, you enhance the death benefit by electing one or more of the optional death benefits available in your state. If you are 85 or younger on your Contract Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Contract Date, the basic death benefit is equal to the Surrender Value. You must make your election before the date on which your Contract becomes effective. The optional death benefits are only available if you are younger than 80 on the Contract Date. Any optional death benefit election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charges and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This “free withdrawal amount” equals 15% of the amount of all Purchase Payments you have made in the first Account Year. For all other Account Years, the “free withdrawal amount” equals the amount of all Purchase Payments made and not withdrawn prior to the last seven Account Years plus the greater of (1) your Contract’s earnings, minus any free withdrawals taken during the life of your Contract or (2) 15% of the amount of all Purchase Payments made during the last seven Account Years (including the current year) minus any free withdrawals taken during the current Account Year. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see prospectus under “Market Value Adjustment”). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a “free look” provision. If you cancel your Contract within 10 days after receiving it (or later if required by your state), we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request in good order. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may be charged a 10% federal tax penalty on taxable amounts.

NOTE ABOUT OTHER ANNUITY CONTRACTS THAT WE OFFER: In addition to the Contract, we currently offer many other forms of annuity contracts with a wide variety of features, benefits and charges. Depending on your circumstances and needs, some of these other contracts may be at lower cost to you. Not all of the annuity contracts that we offer are available in all jurisdictions or through all of the selling agents who offer the contracts. You should consider with your selling agent what annuity contract or financial product is most consistent with your needs and preferences.

If you have any questions about your Contract or need more information, please contact us at:

Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, MA 02481
Toll Free (800) 752-7216
www.sunlife.com/us

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The table below describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments withdrawn):	7%1

Number of Complete Account Years Since Purchase Payment has been in the Account	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7 or more

Withdrawal Charge	7%	7%	6%	6%	5%	4%	3%	0%

Maximum Fee Per Transfer (currently $0):	$152

Premium Taxes (as a percentage of Account Value or total Purchase Payments):	0% - 3.5%3

The tables below describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Account Fee	$ 504

Variable Account Annual Expenses
(as a percentage of average daily net Variable Account assets)

Mortality and Expense Risk Charge:	1.00%5
Administrative Expense Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.15%

Charges for Optional Death Benefits

Death Benefits Currently Available6	Fee as a % of Variable Account Value
Earnings Enhancement Benefit (“EEB”)	0.15%
Maximum Anniversary Account Value (“MAV”)	0.15%
5% Premium Roll-Up (“5% Roll-Up”)	0.15%
Earnings Enhancement Benefit Plus (“EEB Plus”)	0.25%
MAV combined with EEB (“MAV” and “EEB”)	0.25%
EEB combined with 5% Roll-Up (“EEB” and “5% Roll-Up”)	0.25%
MAV combined with 5% Roll-Up (“MAV” and “5% Roll-Up”)	0.25%
Earnings Enhancement Benefit Plus with MAV (“EEB Plus MAV”)	0.40%
Earnings Enhancement Benefit Plus with 5% Roll-Up (“EEB Plus 5% Roll-Up”)	0.40%
MAV combined with 5% Roll-Up and EEB (“MAV” and “EEB” and “5% Roll-Up”)	0.40%

Maximum Annual Charge for an Optional Death Benefit (as a percentage of Variable Account Value):	0.40%

Total Variable Account Annual Expenses (1.15%) with Maximum Charges for an Optional Death Benefit (0.40%):	1.55%

The table below shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.83%	1.61%

The expenses shown, which include any acquired fund fees and expenses, are those incurred for the year ended December 31, 2011, and were provided by the Funds. We have not independently verified the accuracy of the Fund expense information. Current or future expenses may be greater or less than those shown. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the Fund prospectuses.

1
A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for seven Account Years, it may be withdrawn free of the withdrawal charge. (See “Withdrawal Charge.”)

2
Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See “Transfer Privilege.”)

3
The premium tax rate and base vary by your state of residence and the type of Contract you own. Currently, we may deduct premium taxes from Account Value upon full surrender (including surrender for the death benefit) or annuitization. (See “Premium Taxes.”)

4
The Annual Account Fee is currently $35. After the fifth Account Year, the fee may be changed, but it will never be greater than $50. The fee is waived if 100% of your Account Value has been allocated only to the Fixed Account during the entire Account Year or if your Account Value is $75,000 or more on your Account Anniversary. (See “Account Fee.”)

5
If your initial Purchase Payment is $1,000,000 or more, the mortality and expense risk charge will be 0.85% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risk charge and the administrative expenses charge will never be greater than 1.15% of average daily net Variable Account assets, regardless of the amount of your initial Purchase Payment. If you annuitize prior to your eighth Account Anniversary, however, we will deduct an additional charge equal to 0.25% of your daily Account Value. (See “Mortality and Expense Risk Charge.”)

6	The optional death benefits are defined under “Death Benefit.” The charge varies depending upon the optional death benefit(s) selected.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for an optional death benefit (EEB and MAV and 5% Roll-Up, EEB Plus MAV, or EEB Plus with 5% Roll-Up). If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $35,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$936	$1,546	$2,172	$3,581

(2)	If you annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$329	$1,004	$1,702	$3,581

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$329	$1,004	$1,702	$3,581

The fee table and Example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

For information concerning compensation paid for the sale of the Contracts, see “Distribution of the Contract.”

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (“Variable Accumulation Units”) is included in the back of this Prospectus as Appendix F.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the “Variable Account”) offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual Participant of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as “Participants” and we address all Participants as “you”; we use the term “Contracts” to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as “your” Account or a “Participant Account.”

Your Contract provides a number of important benefits for your retirement planning.

•
It has an Accumulation Phase and an Income Phase. During  the Accumulation Phase, you make Purchase Payments under the Contract and allocate them to one or more of the Variable Account options or, if available, the Fixed Account options. During the Income Phase, we make annuity payments based on the amount you have accumulated. Annuity payments can be fixed or variable. When you choose variable options, you assume the investment risk. When you choose fixed options, we assume the investment risk.

•
It also has tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax deferral without the need for purchasing an annuity contract.

•
It provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing one or more optional death benefits and paying an additional charge for each optional death benefit you elect.

•	If you so elect, during the Income Phase, it provides annuity payments to you or someone else for life or for another period that you choose.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as “Qualified Contracts,” and all other Contracts as “Non-Qualified Contracts.” A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

COMMUNICATING TO US ABOUT YOUR CONTRACT

You may submit transaction requests or otherwise communicate with us in writing or by telephone. All materials sent to us, including Purchase Payments, must be sent to our mailing address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7216. In addition, the authorized registered representative of the broker-dealer of record may submit transfer requests on your behalf in writing, by telephone, or over the Internet on our broker website. To use the broker website, the registered representative must first consent to our online terms of use. (See “Requests for Transfers” under “Transfer Privilege.”)

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our mailing address or at (800) 752-7216. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time. In some cases, receipt of financial transactions by the broker-dealer of record will be deemed to be constructive receipt by us. This would include only cases where we have a specific agreement with the broker-dealer that provides for this treatment and the broker-dealer electronically forwards to us the request promptly after the end of the Business Day on which it receives the request in good order. In such cases, financial transactions received by us in good order will be priced that Business Day, provided the broker-dealer received the request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. For information about whether we have this type of arrangement with your broker-dealer, you may call us at the above number.

Certain methods of contacting us, such as by telephone or over the Internet, may be unavailable or delayed. Any computer or telephone system (including yours, ours, and your registered representative’s) can experience delays or outages that may delay or prevent us from processing your request. While we have taken reasonable precautions to allow our systems to accommodate heavy usage, we do not guarantee access or reliability under all circumstances. If you experience delays or an outage, you may submit your request to us in writing to our mailing address, as set forth at the beginning of this Prospectus.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

Electronic Account Information

Contract Owners may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. To enroll in this optional electronic delivery service Contract Owners must register and log on to our Internet customer website at https://customerlink.sunlife-usa.com. First-time users of this website can enroll in this electronic delivery service by selecting “eDeliver Documents” when registering to use the website. If you are already a registered user of this website, you can enroll in the electronic delivery service by logging on to your account and selecting “eDeliver Documents” on the “Update Profile” page. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may obtain more information and assistance at the above-mentioned internet location or by writing us at our mailing address or by telephone at (800) 752-7216.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. The address for our Executive Office is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are ultimately controlled by Sun Life Financial Inc. (“Sun Life Financial”). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. The assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct. All obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company and, as such, are subject to the claims of the Company’s creditors.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund of the MFS® Variable Insurance Trust II (the “Trust”). All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefits, and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE MFS® VARIABLE INSURANCE TRUST II

The MFS® Variable Insurance Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company (“MFS®”), serves as the investment adviser to the Series Fund.

The Trust is composed of a number of independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Trust are issued in a number of investment options (each, a “Fund”), each corresponding to one of the portfolios. Additional portfolios may be added to the Trust which may or may not be available for investment by the Variable Account.

Each Fund pays fees to MFS®, as its investment adviser, for services rendered pursuant to investment advisory agreements. MFS® also serves as investment adviser to each of the funds in the MFS Family of Funds®, and to certain other investment companies established by MFS® and/or us. MFS® Institutional Advisors, Inc., a wholly-owned subsidiary of MFS®, provides investment advice to substantial private clients. MFS® and its predecessor organizations have a history of money management dating from 1924. MFS® operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements is solely that of MFS®. We undertake no obligation in this regard.

MFS® may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Funds, and which may be managed by a Fund’s portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between the Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

The Trust also offers its shares to other separate accounts established by the Company and our New York subsidiary in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Trust. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Trust’s Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

More comprehensive information about the Trust and the management, investment objectives, policies, restrictions, expenses and potential risks of each Fund may be found in the current Trust prospectus. You should read the Trust prospectus carefully before investing. The statement of additional information of the Trust is available by calling us at (800) 752-7216.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

Guarantee Periods

You may elect one or more Guarantee Period(s) from those we make available from time to time. When available, we may offer Guarantee Periods of different durations; however, we may stop offering some or all Guarantee Periods at any time. Once we stop offering a Guarantee Period of a particular duration, allocations or transfers into that Guarantee Period will not be permitted.

Effective January 31, 2011, we stopped accepting any additional amounts for allocation to certain Guarantee Periods, regardless of when the Contract was issued. Under this change, all Guarantee Periods were closed to new amounts from:

•	initial or subsequent Purchase Payments you may make, except for Purchase Payments that you allocate to our dollar-cost averaging program;

•	transfers of Account Value into a Guarantee Period from any other Guarantee Period or Sub-Account; and

•	any other new allocation of money.

Any of your Account Value held in a Guarantee Period on January 31, 2011, will not be affected by our closing the Guarantee Periods to new amounts. At the end of that Guarantee Period, unless you instruct us otherwise, we will automatically renew your Guarantee Period allocation into a new Guarantee Period of the same duration as the last Guarantee Period. (See “Renewals” under “Fixed Account Value.”) Although we have the discretion to once again make new Guarantee Periods available for new allocations, we do not have any current intention to do so.

Because we are not currently offering new Guarantee Periods in connection with our Secured Future Program, that program is no longer available to those who are not already participating in it. (See “Secured Future Program” under “Other Programs.”)

Guaranteed Interest Rates

We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early Withdrawals

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could increase the value of your Account. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Purchase Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the “Covered Person” dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant.

We will credit your initial Purchase Payment to your Account within two Business Days of receiving your completed Application, in good order. If your Application is not in good order, we will notify you. If we do not have the necessary information to complete the Application within five Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is in good order. Once the Application is in good order, we will then apply the Purchase Payment within two Business Days.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, unless we have given our approval in advance, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Purchase Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for Purchase Payments we receive with or after we have received notice of the change until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see “Premium Taxes”). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the two components of your Contract: the Variable Account portion of your Contract (“Variable Account Value”) and the Fixed Account portion of your Contract (“Fixed Account Value”). These two components are calculated separately, as described below under “Variable Account Value” and “Fixed Account Value.”

Variable Account Value

Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is generally 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a “Business Day.” The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor, which we call the Net Investment Factor, which represents the net return on the Sub-Account’s assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account’s Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus the applicable asset-based charge for certain optional benefit riders.

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

 Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates. Guarantee Periods may not always be available for allocation. (See “Fixed Account Options: The Guarantee Periods.”)

Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis. You can find out about our current Guaranteed Interest Rates by calling us at (800) 752-7216.

Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that extends beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawal. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:

•	written notice electing a different Guarantee Period from among those we then offer, or

•	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract. (See “Transfer Privilege.”)

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically transfer your Guarantee Amount into the next available Guarantee Period.

Early Withdrawals

If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to its Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase of your Account Value, depending on interest rates at the time. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)

Transfer Privilege

Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

•	you may not make more than 12 transfers in any Account Year;

•	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

•	at least 30 days must elapse between transfers to and from Guarantee Periods;

•	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

•	we impose additional restrictions on market timers, which are further described below. (See “Short-Term Trading.”)

These restrictions do not apply to transfers made under any optional program. (See “Other Programs.”)

We reserve the right to waive these restrictions and exceptions at any time, as discussed under “Short-Term Trading,” or to change them. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before its Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described under “Withdrawals, Withdrawal Charges, and Market Value Adjustment.” We will notify you of any change in writing prior to its effectiveness. Under current law, there is no tax liability for transfers.

Requests for Transfers

You, your authorized registered representative of the broker-dealer of record, or another authorized third party may request transfers in writing or by telephone. Registered representatives of broker-dealer firms that have entered into selling agreements with us may, on behalf of their clients, submit transfer requests electronically over the Internet on our broker website. To use this electronic transfer service, a registered representative must agree to our online terms of use. You can contact us by telephone at (800) 752-7216 to identify broker-dealers with registered representatives that use this service.

If a written, telephone, or electronic transfer request is received before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., the transfer will be priced that day. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We have established procedures reasonably designed to confirm that instructions communicated to us by telephone or electronically are genuine. These procedures may require any person requesting a transfer made by telephone or electronically to provide personal identifying information. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

We reserve the right to deny any and all transfer requests made by telephone or electronically and to require that certain transfer requests be submitted in writing. A transfer request may be denied if it is not in good order or if it does not comply with the terms of our short-term trading policy or the trading policy of a fund involved in the transfer. If an electronic or a telephone transfer request is denied, we will immediately notify you and your authorized registered representative.

We also reserve the right to suspend, modify, restrict, or terminate the telephone or electronic transfer privilege at any time. Your ability (or the ability of your authorized registered representative or another authorized third party) to request transfers by telephone and/or electronically may also be limited due to circumstances beyond our control, such as during system outages or periods of high volume.

A transfer request will be priced at the Variable Accumulation Unit value next determined at the close of the Business Day if we receive your transfer request, in good order, before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be priced on the next Business Day.

No more than one transfer request of Account Values may be made on the same Business Day regardless of whether the request is made by you, your authorized registered representative, or another authorized third party, and regardless of whether the request is submitted in writing, by telephone, or electronically. The Company has established reasonable procedures for handling multiple transfer requests received on the same Business Day, including processing the first transfer request received in good order on a Business Day (unless otherwise cancelled in accordance with the cancellation procedures described in the next paragraph).

You, your authorized registered representative, or another authorized third party may cancel a transfer request by contacting us by telephone at (800) 752-7216 before the end of the Business Day during which the transfer request was submitted. We may also permit your authorized registered representative to request cancellation of a transfer request electronically over the Internet, provided we receive the electronic request before the end of the Business Day during which the transfer request was submitted.

Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Participants and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Participants or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Participants. Short-term trading can increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies.

The Company has policies and procedures to limit the number and frequency of transfers of Account Value. The Company also reserves the right to charge a fee for transfers to discourage frequent trading. In no event will the total charge assessed in connection with a transfer, that includes this fee as well as any charge that we may assess on a permitted transfer of Account Value among Sub-Accounts (see “Permitted Transfers”), exceed the maximum fee per transfer presented in the table of “Fees and Expenses” in this Prospectus.

Short-term trading activities whether by the Participant or a third party authorized to initiate transfer requests on behalf of Participant(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges (including transfers to and from the Fixed Account) more narrowly than the policies described under “Permitted Transfers,” such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Account Values on behalf of multiple Participants at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Participant be equal to 100% of that Participant’s value in the Sub-Account. In the last situation, we will not transfer any of the Sub-Account value. Instead, we will deem the request not in good order and immediately notify you.

We will provide you written notification of any restrictions imposed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:

•	when a new broker of record is designated for the Contract;

•	when the Participant changes;

•	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

•	when necessary in our view to avoid hardship to a Participant; or

•	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Participants to certain risks. The short-term trading could increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Participants could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

Funds’ Shareholder Trading Policies

In addition to the restrictions that we impose (as described under “Permitted Transfers” and “Short-Term Trading”), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Fund’s shares. These policies (the “Funds’ Shareholder Trading Policies”) are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund. The Funds’ Shareholder Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Shareholder Trading Policies from time to time.

We are legally obligated to provide (at the Funds’ request) information about each amount you cause to be deposited into a Fund (including by way of Purchase Payments and transfers under your Contract) or removed from the Fund (including by way of withdrawals and transfers under your Contract). If a Fund identifies you as having violated the Fund’s Shareholder Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by you (or a third party acting on your behalf) in respect of that Fund. Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if you do not comply with any Fund’s Shareholder Trading Policies, you (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund. You should review and comply with each Fund’s Shareholder Trading Policies, which are disclosed in the Funds’ current prospectuses.

Funds may differ significantly as to such matters as: (a) the amount, format, and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions. As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased. Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described under “Permitted Transfers” and under “Short-Term Trading.” Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, you could be deprived of potentially valuable flexibility to make transactions with respect to that Fund. For these and other reasons, we may disagree with the timing or substance of a Fund’s requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers. If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as a variable investment option.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, the administrative service fee or the annual Account Fee, credit additional amounts, or grant special Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions (“Eligible Employees”) and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see “Withdrawals, Withdrawal Charges and Market Value Adjustment.”

Other Programs

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 transfers per year allowed under the section entitled “Transfer Privilege.”

Dollar-Cost Averaging

You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to at least $1,000.)

Dollar-cost averaging allows you to invest gradually, over time. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned. If you elected to participate in dollar-cost averaging when you purchased your Contract, then all future Purchase Payments will be allocated to dollar-cost averaging, unless you specify otherwise.

Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program.

No Market Value Adjustment will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Fund investment option under the Contract, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any allocation of a new Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and may be subject to the $1,000 minimum investment limit.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods pursuant to the dollar-cost averaging program.

Asset Allocation

One or more asset allocation programs may be available in connection with the Contract, at no extra charge. Asset allocation is the process of investing in different asset classes, such as equity funds, fixed income funds, and money market funds, depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

We have no discretionary authority or control over your investment decisions. We do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. You may request a copy of this brochure by calling us at (800) 752-7216. We may add or delete programs in the future.

Our asset allocation programs are “static” programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose. While we will not alter the Sub-Account allocation percentages used in any asset allocation model, your asset allocation model and allocation weightings could be affected by mergers, liquidations, fund substitutions or closures.

You will not be provided with information regarding the periodic updates to models that we may offer to new Contract purchasers.Any, the new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Participants who elect an asset allocation program on or after that date. Participants of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will process them automatically. Under the Interest Out Program, we automatically pay you or reinvest interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us or other means approved by us.

Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

No transfers to or from any Guarantee Period are permitted while this program is in effect.

Secured Future Program

Under the Secured Future Program, at issue, we divide your initial Purchase Payments between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your initial Purchase Payment, less the amount of any Contract charges that have been deducted from the Fixed Account. The remainder of the original Purchase Payment will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment (assuming no withdrawals or transfers), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen. The Secured Future Program is subject to availability. Your Secured Future Program terminates at the end of the Guarantee Period and is not renewable into a new Guarantee Period. The Secured Future Program is not available when Guarantee Periods are not being offered. (See “The Fixed Account Options: The Guarantee Periods.”)

WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

Requesting a Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our mailing address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see “Withdrawal Charge”), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment. (See “Market Value Adjustment.”) Withdrawals also may have adverse income tax consequences, including a 10% penalty tax. (See “Tax Considerations.”) You should carefully consider these tax consequences before requesting a cash withdrawal.

Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: We start with your Account Value at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Account Year in which the withdrawal is made; we add the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will pay you the amount specified in your request adjusted by any applicable charges and/or Market Value Adjustment and then reduce the value of your Account by the amount of the withdrawal.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

Withdrawals may significantly reduce the death benefit amount. In calculating the amount payable under the death benefit, we may reduce the benefit by an amount that is greater than the amount of the withdrawal, depending on the circumstances. Accordingly, you should refer to the more detailed discussions of the optional death benefit riders that appear elsewhere in this Prospectus for information about the effects that withdrawals will have on those benefits.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal (i.e., a surrender of your Contract).

Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within seven days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

•	when the New York Stock Exchange is closed (except weekends and holidays) or when the SEC determines trading on the New York Stock Exchange is restricted;

•
when the SEC determines that an emergency exists and that it is not reasonably practical (i) to dispose of securities held in the Variable Account or (ii) to determine the value of the net assets of the Variable Account; or

•	when an SEC order permits us to defer payment for the protection of Participants.

If, pursuant to SEC rules, the Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Money Market Sub-Account until the Fund is liquidated. We also may defer payment of amounts you withdraw from the Fixed Account for up to six months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See “Tax Considerations - Tax-Sheltered Annuities.”)

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a “contingent deferred sales charge”) on certain amounts you withdraw. We impose this charge primarily to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value, which we call the “free withdrawal amount,” before incurring the withdrawal charge.

For convenience in discussing free withdrawal amounts, we refer to Purchase Payments made during the last seven Account Years, including the current Account Year, as “New Payments,” and we refer to Purchase Payments made before the last seven Account Years as “Old Payments.”

For the first Account Year, the free withdrawal amount is equal to 15% of the amount of all Purchase Payments you have made. For all other Account Years, the free withdrawal amount is equal to the greater of:

•	your Contract’s earnings (defined below), minus any free withdrawals taken during the life of your Contract, or

•	15% of the amount of all New Payments minus any free withdrawals taken during the current Account Year.

Your Contract’s earnings are equal to:

•	your Account Value, minus

•	all Purchase Payments made plus

•	all partial withdrawals and charges taken.

For an example of how we calculate the “free withdrawal amount,” see Appendix B.

Withdrawal Charge on Purchase Payment

If you withdraw more than the free withdrawal amount, we consider the excess amount to be withdrawn first from Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of New Payments withdrawn. Thus, the maximum amount on which we will impose the withdrawal charge will never exceed the total of New Payments that you have not previously withdrawn.

The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all New Payments not previously withdrawn, is not subject to the withdrawal charge.

Order of Withdrawal

When you take a withdrawal, we liquidate your Contract in the following order:

(1)	the free withdrawal amount, and

(2)	unliquidated payments on a first-in, first-out basis.

Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the Account Year in which you made the Purchase Payment, but not the Account Year in which you withdraw it. Each Purchase Payment begins a new 7-year period and moves down the declining surrender charge scale as shown below at each Account Anniversary. Purchase Payments received during the current Account Year will be charged 7%, if withdrawn. On your next scheduled Account Anniversary, that Purchase Payment, along with any other Purchase Payments made during that Account Year, will be considered to be in their second Account Year and will have a 7% withdrawal charge. On the next Account Anniversary, these Purchase Payments will move into their third Account Year and will have a withdrawal charge of 6%. This withdrawal charge decreases according to the number of Account Years the Purchase Payment has been held in your Account. The withdrawal charge scale is as follows:

Number of Account Years Purchase
Payment Has Been in Your Account	Withdrawal Charge
0-1	7%
1-2	7%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

For example, the percentage applicable to withdrawals of a Payment that has been in an Account for more than two Account Years but less than three will be 6%, regardless of the issue date of the Contract. You may want to consider deferring a withdrawal because withdrawal charges decline the longer the Purchase Payment is held in your Account.

The withdrawal charge will never be greater than 7% of the Purchase Payments you make under your Contract.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

Nursing Home Waiver

We will waive the withdrawal charge for a full withdrawal if:

•	the nursing home waiver is approved in the state of issue;

•	at least one year has passed since we issued your Contract,

•	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state, and

•	your confinement to an eligible nursing home began after your Issue Date.

An “eligible nursing home” means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine. To find out where the nursing home waiver is approved, you can call us at (800) 752-7216.

Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

Other Withdrawals

We do not impose withdrawal charges:
•	on amounts you apply to provide an annuity;
•	on amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program;
•	on amounts we pay as a death benefit, except under the Cash Surrender method;
•	on amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account; or
•	on any amounts transferred as a part of an optional program.

Market Value Adjustment

Market Value Adjustments only apply to Contracts investing in the Fixed Account and are only applicable to Contracts that have allocated money to the Fixed Account Guarantee Period options that we make available from time to time.

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal in duration to the number of complete years remaining in your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is lower than your Guaranteed Interest Rate, the Market Value Adjustment is likely to increase your Account Value.

Effective March 19, 2012, we have amended your Contract or Certificate by limiting (i.e., putting a “floor” on) any downward Market Value Adjustment that might be applied after March 19, 2012, to withdrawals or transfers out of a Guarantee Period. The “floor” ensures that, if you withdraw or transfer money from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period, we will not apply a Market Value Adjustment that would reduce the amount withdrawn before the deduction of any applicable Contract charges. We will, however, continue to apply any positive Market Value Adjustment that would increase the amount withdrawn.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

(1 + I	)	N/12	- 1
1 + J + b

where:

I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J
is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b
is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The “b” factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and/or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. In Account Years 1 through 5, the annual Account Fee is $35. After Account Year 5, we may change the Account Fee each year, but the Account Fee will never exceed $50. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:

•	your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or

•	your Account Value is $75,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $35 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account during both the Accumulation Phase and the Income Phase. During the Accumulation Phase, this charge is deducted at an annual effective rate equal to 0.15% of your average daily Variable Account Value. During the Income Phase, this charge is included as part of the total insurance charges deducted from Annuity Unit values. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

Depending on the amount of expenses that we incur, we expect that we may earn a profit from this charge. If so, we may use the profit for any proper corporate purpose, including paying any other expenses in connection with the Contracts or adding to our corporate surplus.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.00%, if your initial Purchase Payment was less than $1,000,000, or 0.85% if your initial Purchase Payment was $1,000,000 or more. However, if you annuitize your Contract prior to your eighth Contract Anniversary, we will deduct an additional 0.25% during the Income Phase to offset the increased mortality risk during this phase.

We assume numerous mortality and expense risks under the Contracts. These risks include, but are not limited to, (1) the risk that arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live; (2) the risk that arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date, including in cases where the death benefit is greater than a Contract’s Account Value; (3) the risk that our cost of providing benefits according to the terms of any optional death benefit riders will exceed the amount of the charges we deduct for those riders; and (4) the risk that the annual Account Fee and the administrative expense charge we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover our costs resulting from these and other mortality and expense risks, we will bear the loss. If, as we expect, the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract. In setting the rate of this charge, we not only consider our expected mortality and expense risks, but also our objective to earn a profit from the Contracts, after all of the costs, expenses, credits, and benefits we expect to pay in connection with the Contracts.

Charges for Optional Death Benefits

If you elect an optional death benefit, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which optional death benefit(s) you elect. The effective annual percentage rates of these charges are set out below.

% of Variable
Optional Death Benefits*	Account Value
“EEB”	0.15%
“MAV”	0.15%
“5% Roll-Up”	0.15%
“EEB” and “MAV”	0.25%
“EEB” and “5% Roll-Up”	0.25%
“MAV” and “5% Roll-Up”	0.25%
“EEB Plus”	0.25%
“EEB” and “MAV” and “5% Roll-Up”	0.40%
“EEB Plus MAV”	0.40%
“EEB Plus 5% Roll-Up”	0.40%
* As defined under “Optional Death Benefits.”

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if you could be subject to a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and expenses deducted from each Fund. These fees and expenses are described in the Fund prospectus(es) and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Participants. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we will pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we will pay the death benefit in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If the Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a “Death Benefit Date.” The Death Benefit Date is the date we receive proof of the death of the Covered Person in an acceptable form (“Due Proof of Death”) if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary’s election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:

(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)
your total Purchase Payments (adjusted for partial withdrawals) as of the Death Benefit Date. See “Calculating the Death Benefit.” A withdrawal may cause the basic death benefit to decrease by more than the amount of the withdrawal.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Contract Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefits

Subject to availability in your state, you may enhance the “Basic Death Benefit” by electing one or more of the following optional death benefits. You must make your election before your Contract Date. You will pay a charge for each optional death benefit you elect. (For a description of these charges, see “Charges for Optional Death Benefits.”) The optional death benefits are available only if you are younger than 80 on the Contract Date. Any optional death benefit election may not be changed after the Contract is issued. The death benefit under all of optional death benefits will be adjusted for all partial withdrawals as described in this Prospectus under the heading “Calculating the Death Benefit.” For examples of how the death benefit is calculated under the optional death benefits, see Appendix D.

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of this optional deathbenefit to you. Please refer to “Impact of Optional Death Benefits” under “TAX CONSIDERATIONS” for more information regarding tax issues that you should consider before electing an optional death benefit.

Maximum Anniversary Account Value (“MAV”)

Under MAV, the death benefit will be the greater of:

•	the amount payable under the basic death benefit above, or

•
your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date.

5% Premium Roll-Up (“5% Roll-Up”)

Under 5% Roll-Up, the death benefit will be the greater of:

•	the amount payable under the basic death benefit above, or

•	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:

•	the first day of the month following your 80th birthday, or

•	the day the death benefit amount under this rider equals twice the total of your Purchase Payments and transferred amounts, adjusted for withdrawals.

Earnings Enhancement Benefit (“EEB”)

If you elect the EEB death benefit, your death benefit will be the amount payable under the basic death benefit, plus the “EEB amount.” Calculated as of your Death Benefit Date, the “EEB amount” is determined as follows:

•
If you are 69 or younger on your Contract Date, the “EEB amount” will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 40% of the Net Purchase Payments made prior to your death.

•
If you are between the ages of 70 and 79 on your Contract Date, the “EEB amount” will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 25% of the Net Purchase Payments prior to your death.

Earnings Enhancement Benefit Plus (“EEB Plus”)

If you elect the EEB Plus death benefit, your death benefit will be the amount payable under the basic death benefit, plus the “EEB Plus amount.” Calculated as of the Death Benefit Date, the “EEB Plus amount” is determined as follows:

•
If you are 69 or younger on your Contract Date, the “EEB Plus amount” will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 100% of the Net Purchase Payments made prior to your death. After the 7th Account Year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made within the twelve months prior to your death.

•
If you are between the ages of 70 and 79 on your Contract Date, the “EEB Plus amount” will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 40% of the Net Purchase Payments made prior to your death. After the 7th Account Year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

Earnings Enhancement Benefit Plus with MAV (“EEB Plus MAV”)

If you elect EEB Plus MAV, your death benefit will be the death benefit payable under the MAV optional death benefit plus the “EEB Plus MAV amount.” Calculated as of your Death Benefit Date, the “EEB Plus MAV amount” is as follows:

•
If you are 69 or younger on your Contract Date, the “EEB Plus MAV amount” will be 40% of the difference between the death benefit payable under the MAV death benefit and your Net Purchase Payments, up to a cap. The cap is 100% of Net Purchase Payments made prior to your death. After your 7th Account Year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

•
If you are between the ages of 70 and 79 on your Contract Date, the “EEB Plus MAV amount” will be 25% of the difference between the death benefit payable under the MAV death benefit and your Net Purchase Payments, up to a cap. The cap is 40% of Net Purchase Payments made prior to your death. After your 7th Account Year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

Earnings Enhancement Benefit Plus with 5% Roll-Up (“EEB Plus 5% Roll-Up”)

If you elect the EEB Plus 5% Roll-Up death benefit, your death benefit will be the death benefit payable under the 5% Roll-Up Rider plus the “EEB Plus 5% Roll-Up amount.” Calculated as of your Death Benefit Date, the “EEB Plus 5% Roll-Up amount” is determined as follows:

•
If you are 69 or younger on your Contract Date, the “EEB Plus 5% Roll-Up amount” will be 40% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap. The cap is 100% of Net Purchase Payments made prior to your death. After your 7th Account Year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

•
If you are between the ages of 70 and 79 on your Contract Date, the “EEB Plus 5% Roll-Up amount” will be 25% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap. The cap is 40% of Net Purchase Payments made prior to your death. After your 7th Account Year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

Selecting Multiple Death Benefit Riders

The MAV death benefit, the 5% Roll-Up death benefit, and the EEB death benefit can be combined. If you elect more than one of these three optional death benefits, your death benefit will be calculated as follows:

•	MAV combined with 5% Roll-Up: The death benefit will equal the greater of the death benefit under MAV and the death benefit under 5% Roll-Up.

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MAV combined with EEB: The death benefit will equal the death benefit under MAV, plus the “EEB amount.” The “EEB amount” is calculated using the Account Value before the application of the MAV optional death benefit.

•
EEB combined with 5% Roll-Up: The death benefit will equal the death benefit under 5% Roll-Up, plus the “EEB amount.” The “EEB amount” is calculated using the Account Value before the application of the 5% Roll-Up death benefit.

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MAV,  5% Roll-Up  and EEB: The death benefit will equal the greater of the death benefit under MAV or the death benefit under 5% Roll-Up , plus the “EEB amount.” The “EEB amount” is calculated using the Account Value before the application of the 5% Roll-Up and the MAV death benefits.

The EEB Plus, EEB Plus MAV, and EEB Plus 5% Roll-Up optional death benefits are designed to be “comprehensive” benefits and may not be combined with each other or with any of the other death benefits.

Spousal Continuance

If you are the Covered Person and your spouse is the Beneficiary, upon your death, your spouse may elect to continue the Contract as the Participant and Covered Person, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract’s Account Value will be equal to your Contract’s death benefit amount, as defined under the “Basic Death Benefit” or any optional death benefit you have selected. All Contract provisions, including any optional death benefits you have selected (subject to the optional death benefit age restriction), will continue as if your surviving spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your surviving spouse’s age on the original effective date of the Contract will be used. Upon surrender or annuitization, this increased amount to the surviving spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the “Basic Death Benefit” or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. A withdrawal may cause the basic death benefit to decrease by more than the amount of the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the “Basic Death Benefit” or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the “Basic Death Benefit.” Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Fund investment option (without the application of a Market Value Adjustment). If a surviving spouse, as the named Beneficiary, elects to continue the Contract after the Covered Person’s death, the surviving spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period, if we are then currently offering Fixed Account options.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under “The Income Phase - Annuity Provisions.”

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our mailing address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within five years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the “designated beneficiary” within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the “designated beneficiary.” If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see “Spousal Continuance.”

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

34. Payment of Death Benefit

Payment of the death benefit in cash will be made within seven days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person’s death:

•	an original certified copy of an official death certificate;

•	an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

•	any other proof we find satisfactory.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading “Annuity Options,” and you cannot change the Annuity Option selected. (Also, a Beneficiary receiving payments after the Annuitant’s death under Option B, Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain, may elect to receive the discounted value of the remaining payments in a single sum, as discussed under “Annuity Options.”) You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the “Payee.” If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

•	The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

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The latest possible Annuity Commencement Date is the first day of the month following the Annuitant’s 95th birthday (“maximum Annuity Commencement Date”) or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.

•	The Annuity Commencement Date must always be the first day of a calendar month.

You may change the Annuity Commencement Date by sending us written notice, in a form acceptable to us, with the following additional limitations:

•	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

•	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70½ (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70½).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant’s estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate of 3%; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. The longer the period you elect, the smaller your monthly payments will be. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate of 3%. If the Annuitant dies during the period selected, the remaining income payments are made as described above for the payments to a Beneficiary under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax. The 5, 6, 7, 8, & 9-year period certain options are not available during your first seven Account Years unless (a) you or your Beneficiary are selecting this Annuity Option to be used as the method of payment for the death benefit and (b) your Beneficiary’s life expectancy on the date of the first payment exceeds the selected period.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You must specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

•	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

•	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

•	We deduct any applicable premium tax or similar tax if not previously deducted.

Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account’s Variable Accumulation Units for Annuity Units upon which we will assess annual insurance charges of 1.15% of your average daily Annuity Unit values (1.00% if your initial Purchase Payment was $1,000,000 or more). If your Annuity Commencement Date is within seven years of the Contract Date, the annual insurance charges will be increased by 0.25%. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the “annuity payment rates” in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See “Annuity Payment Rates.”

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests a transfer among Sub-Accounts). However, the dollar amount of the next Variable Annuity payment, which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit value for the Valuation Period ending just before the date of the payment, will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable annuity payment rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 2.5% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. (See “Annuity Payment Rates.”)

Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Transfer of Variable Annuity Units

During the Income Phase, the Annuitant may transfer Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. Any such transfers may be subject to any restrictions or other policies that the Funds have adopted to protect the Funds from short-term trading or other practices that are potentially harmful to the Fund (the “Funds’ Shareholder Trading Policies”). The applicability of the Funds’ Shareholder Trading Policies is the same during the Income Phase as during the Accumulation Phase, and this is discussed in this Prospectus under “Funds’ Shareholder Trading Policies.” For the reasons discussed there, you should review and comply with each Fund’s Shareholder Trading Policies, which are disclosed in the Funds’ current prospectuses.

To make a transfer, the Annuitant sends us, at our mailing address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to transfer and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the transfer would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the transfer request.

Before transferring Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the relevant Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only transfers among Sub-Accounts. No transfers to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $35 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

Annuity payment rates are the rates we use to determine the dollar amount of an annuity payment under each Annuity Option. The Contracts contain annuity payment rate schedules for each Annuity Option described in this Prospectus. These schedules show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 2.5% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (see “Other Contract Provisions - Modification”).

The annuity payment rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the annuity payment rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the covered person’s death before the Income Phase, as described under the “Death Benefit” section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

 Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership may affect the availability of optional death benefit riders or the expenses incurred with the optional death benefit riders.

Voting of Fund Shares

To the extent required by law, we will vote all shares held in the Variable Account in accordance with instructions we receive from persons with voting interests in the Funds. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract in which the Owner has reserved this right. During the Income Phase, the Payee (that is, the Annuitant or Beneficiary entitled to receive benefits) is the person having the right to give voting instructions.

Before a vote of the shareholders of a Fund occurs, each person with voting interests in the Fund will receive voting materials from us. We will ask those persons to instruct us on how to vote and to return their respective voting instructions to us in a timely manner. Each such person is permitted to cast votes based on the dollar value of the shares of each Fund that we hold for your Contract in the corresponding Sub-Account. We calculate this value based on the number of Variable Accumulation Units or Variable Annuity Units allocated to your Contract as of the date set by the Fund and the value of each Variable Accumulation Unit or Variable Annuity Unit on that date. We count fractional votes.

We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from person(s) with voting interests in the Fund. Because of this method of proportional voting, a small number of persons with voting interests in the Fund may determine the outcome of a shareholder vote. If, however, we determine that we are permitted to vote the Fund shares in our own right, then we may do so.

Note: Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular retirement plan and under the Investment Company Act of 1940. Employees who contribute to retirement plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such retirement plans may also provide the additional extent, if any, to which an Owner shall follow voting instructions of persons with rights under those plans. If no voting instructions are received from any such person with respect to a particular Contract, the Owner may instruct us as to how to vote the number of Fund shares for which instructions may be given.

Reports to Owners

We will send you, by regular U.S. mail, confirmation of all Purchase Payments (including any interest credited), withdrawals, (including any withdrawal charges, negative market value adjustments, and federal taxes on withdrawals), minimum distributions, death benefit payments, and transfers (excluding dollar-cost averaging transfers). Such confirmations will be sent within two business days after the transaction occurs.

In addition, within five business days after each calendar quarter, we will send you a statement showing your current Account Value, death benefit value, and investment allocation by asset class. Each quarterly statement will detail transactions that occurred during the last calendar quarter including Purchase Payments, annuity payments, transfers (including dollar-cost averaging transfers), partial withdrawals, systematic withdrawals, minimum distributions, portfolio rebalancing, asset reallocations, interest credited on fixed accounts, and annual contract fees assessed.

We will also send you annual and semi-annual reports of the funds in which you are invested, including a list of investments held by each portfolio as of the current date of the report.

If you have enrolled in the electronic delivery service and consented to receive documents electronically, we will send you an email at the address you provided notifying you when we have posted your confirmations, statements, and reports on our website.

It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. You will receive notice of any such Fund changes that affect your Contract by a supplement to this Prospectus.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may supplement this Prospectus to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract. Any changes we make by splitting or combining Variable Accumulation Unit values must comply with federal securities laws and regulations.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification is consistent with federal securities laws and regulations and: (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (3) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see “Change in Operation of Variable Account”); (4) provides additional Variable Account and/or fixed accumulation options; or (5) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may supplement this Prospectus to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any two or more variable accounts or Sub-Accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may supplement this Prospectus and make appropriate endorsement to the Contract as necessary to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our mailing address, as shown on the cover of this Prospectus, within 10 days, or longer if required by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value. If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity (“IRA”), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a “ten day free-look,” notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract and is not intended as tax advice. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your Contract is called a “Qualified Contract.” If your annuity is independent of any formal retirement or pension plan, it is termed a “Non-Qualified Contract.” The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see “Puerto Rico Tax Considerations.”

Taxation of Non-Qualified Contracts

Deductibility of Purchase Payments. For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the “investment in the contract” for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

Pre-Distribution Taxation of Contracts. Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an “immediate annuity”, which the Internal Revenue Code (the “Code”) defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

Distributions and Withdrawals from Non-Qualified Contracts. The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract. If you withdraw your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date (a “full surrender”), the taxable portion will equal the amount you receive less the “investment in the contract” (i.e., the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income).

Annuity Payments. A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee’s expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

Penalty Tax on Certain Withdrawals. A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59½, to distributions pursuant to the death or disability of the Participant, to distributions that are a part of a series of substantially equal periodic payments made not less frequently than annually for life or life expectancy, or to distributions under an immediate annuity (as defined above). Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a qualified tax professional with regard to exceptions from the penalty tax.

Taxation of Death Benefit Proceeds. Death benefits paid upon the death of a Participant are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the investment in the contract is not affected by the Participant’s or Annuitant’s death, i.e., the investment in the Contract must still be determined by reference to the Participant’s investment in the contract. Special mandatory distribution rules also apply after the death of the Participant when the beneficiary is not the surviving spouse of the Participant.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant other than the Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange should consult a qualified tax professional as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment.

Taxation of Qualified Contracts

“Qualified Contracts” are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax- deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not receive additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan’s specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Pension and Profit-Sharing Plans. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self- employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities (“TSA”).

Effective October 1, 2008, we stopped issuing any new TSAs, including Texas Optional Retirement Program annuities. We no longer accept any additional Purchase Payments to any previously issued TSAs.

The Internal Revenue Service’s (“IRS”) comprehensive TSA regulations are generally effective January 1, 2009, and these regulations, subsequent IRS guidance, and/or the terms of an employer’s TSA plan impose new restrictions on TSAs, including restrictions on (1) the availability of hardship distributions and loans, (2) TSA exchanges within the same employer’s TSA plan, and (3) TSA transfers to another employer’s TSA plan. You should consult with a qualified tax professional about how the regulations affect you and your TSA.

If TSAs are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when you attain age 59½, have a severance from employment with the employer, die or become disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. Financial hardship withdrawals (as well as certain other premature withdrawals) are fully taxable and will be subject to a 10% federal income tax penalty, in addition to any applicable Contract withdrawal charge. Under certain circumstances the 10% federal income tax penalty will not apply if the withdrawal is for medical expenses. A financial hardship withdrawal may not be repaid once it is taken.

The IRS’s TSA regulations provide that TSA financial hardship withdrawals will be subject to the IRS rules applicable to hardship distributions from 401(k) plans. Specifically, if you have not terminated your employment or reached age 59½, you may be able to withdraw a limited amount of monies if you have an immediate and heavy financial need and the withdrawal amount is necessary to satisfy such financial need. An immediate and heavy financial need may arise only from:

•	deductible medical expenses incurred by you, your spouse, or your dependents;
•	payments of tuition and related educational fees for the next 12 months of post-secondary education for you, your spouse, or your dependents;
•	costs related to the purchase of your principal residence (not including mortgage payments);
•	payment necessary to prevent eviction from your principal residence or foreclosure of the mortgage on your principal residence;
•	payments for burial or funeral expenses for your parent, spouse, children, or dependents; or
•	expenses for the repair of damage to your principal residence that would qualify for the federal income tax casualty deduction.

You will be required to represent in writing to us (1) that your specified immediate and heavy financial need cannot reasonably be relieved through insurance or otherwise, by liquidation of your assets, by ending any contributions you are making under your TSA plan, by other distributions and nontaxable loans under any of your qualified plans, or by borrowing from commercial sources and (2) that your requested withdrawal amount complies with applicable law, including the federal tax law limit. And, unless your TSA was issued prior to September 25, 2007 and the only payments you made to such TSA were TSA funds you transferred directly to us from another TSA carrier (a “90-24 Transfer TSA”), your TSA employer also may need to agree in writing to your hardship request.

If your TSA contains a provision that permits loans, you may request a loan but you will be required to represent in writing to us that your requested loan amount complies with applicable law, including the federal tax law limit. And, unless your TSA is a 90-24 Transfer TSA, your TSA employer also may need to agree in writing to your loan request.

TSAs, like IRAs, are subject to required minimum distributions under the Code. TSAs are unique, however, in that any account balance accruing before January 1, 1987 (the “pre-1987 balance”) needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular TSA plan, you may be entitled to transfer or exchange all or a portion of your TSA to one or more alternative funding options within the same or different TSA plan. You should consult the documents governing your TSA plan and your plan administrator for information as to such investment alternatives. If you wish to transfer/exchange your TSA, you will be able to do so only if the issuer of the new TSA certifies to us that the transfer/exchange is permissible under the TSA regulations and the applicable TSA plan. Your TSA employer also may need to agree in writing to your transfer/exchange request.

Individual Retirement Accounts and Annuities. Individual Retirement Accounts and Annuities (“IRAs”), as defined in Section 408 of the Code, permit eligible individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. In addition, certain distributions from some other types of retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59½, unless an exception applies. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Aannuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled “Right to Return.” If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.

Roth Individual Retirement Arrangements. Section 408A of the Code permits certain eligible individuals to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you roll over from or convert a traditional IRA Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract’s account balance. Thus, you should consult with a qualified tax professional prior to any conversion.  Distributions from a Roth IRA are generally not taxed, except that once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.

Distributions and Withdrawals from Qualified Contracts. In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59½, except in certain circumstances.

If you receive a distribution from a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity, a governmental Code Section 457 plan or an IRA and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan, tax-sheltered annuity or governmental Section 457 plan will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan, governmental Section 457 plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

•	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

•	any required minimum distribution; or

•	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan. However, a non-surviving-spouse Beneficiary may be able to directly transfer a distribution to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.

Withholding. In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, a non-surviving-spouse Beneficiary may elect a direct rollover only to a so-called inherited IRA. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying non-qualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

Impact of Optional Death Benefit Riders

Qualified Contracts. If your Contract is a Qualified Contract other than a Roth IRA, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70½ or, for non-IRAs, the date of retirement instead of age 70½ if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract’s value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations.

For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account’s trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract’s value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account’s RMD calculations.

The IRS’s RMD regulations provide that the annual RMD amount is to be calculated based on the Contract’s Account Value as of 12/31 plus “the actuarial present value of any additional benefits” that are provided under your Contract (such as optional death benefits) which is also calculated as of 12/31. When we notify you yearly of the RMD amount, we will inform you if the calculation included the actuarial present value of any additional benefits since such inclusion would have increased your RMD amount. Because of the above actuarial present value requirements, your initial election of a Contract’s optional benefit could cause your RMD amount to be higher than it would be without such an election.. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional rider, you should consult with a qualified tax professional as to the possible effect of that rider on your yearly RMD amounts.

You may take an RMD amount calculated for a particular Individual Retirement Annuity from that Annuity or from another IRA of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs.

If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you convert such a traditional Annuity or Account to a Roth IRA (see “Roth Individual Retirement Arrangements”), then your initial or renewal election of an optional rider could cause your taxable income upon conversion to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional death benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on conversion taxable income.

For Qualified Contracts issued other than as Individual Retirement Annuities, (1) we do not calculate your annual RMD amount nor do we notify you of such amount and (2) you should contact the Account’s trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract’s value (including any actuarial present value of additional benefits discussed below) so that it can be used by the trustee or custodian in the Account’s RMD calculations.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and your information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity’s cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of “cash value” in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider, you should consult with a qualified tax professional as to the meaning of “cash value.”

Federal Defense of Marriage Act and Same-Sex Marriages

The Contract provides that, upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. Because of the Federal Defense of Marriage Act, all such Contract continuation rights are available only to a person who is defined as a “spouse” under such Act and that definition does not include a same-sex spouse. Thus, under current Federal law, if you are in a same-sex marriage, your spouse would not be able to exercise any of the Contract’s spousal continuation rights. You should consult a qualified tax professional for advice before purchasing a Contract and/or joint-life coverage under an optional living benefit.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Please consult an estate planning advisor for more information.

Generation-skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. Please consult a qualified tax professional for more information.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer (“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%.  Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified professional to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a qualified tax professional for more information.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax professional regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a qualified tax professional with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

Puerto Rico Tax Provisions

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended and Section 1031.01 of the 2011 Internal Revenue Code for a New Puerto Rico, as amended (collectively the “Puerto Rico Code”). Under the current provisions of the Puerto Rico Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant’s aggregate premiums or other consideration paid.

The provisions of the Puerto Rico Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code. See the applicable text of this Prospectus under the heading “Federal Tax Status” dealing with such Arrangements and their RMD requirements. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code.

As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S. source income that is subject to U.S. income tax withholding and reporting. Under “TAX CONSIDERATIONS”, see “Pre-Distribution Taxation of Contracts”, “Distributions and Withdrawals from Non-Qualified Contracts”, “Withholding” and “Non-Qualified Contracts”. You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

Contracts are sold by licensed insurance agents (“the Selling Agents”) in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms (“the Selling Broker-Dealers”) registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. (“Clarendon”), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of FINRA.

The Company (or its affiliate, for purposes of this section only, collectively, “the Company”), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Participant or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 8.50% of Purchase Payments, and 1.25% annually of the Participant’s Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations, and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. This compensation may be significant in amount and may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments, in certain circumstances referred to as “override” compensations, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company’s products on the Selling Broker-Dealers’ preferred or recommended list, access to the Selling Broker-Dealers’ registered representatives for purposes of promoting sales of the Company’s products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent. The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts.

In addition to selling our variable contracts (including the Contract), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company. Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Contracts or other variable policies issued by the Company or its affiliates. The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate. The operation of an individual contract is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Company makes numerous forms of payments and engages in a variety of other activities that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Contracts by Selling Broker-Dealers and their registered representatives. Such payments and other activities may be significantly greater or less in connection with the Contracts than in connection with other products offered and sold by the Company or by others. Accordingly, our payments and other activities described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Contract to you instead of (or more favorably than) another product or products that might be preferable to you.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading “Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates.” During 2009, 2010, and 2011, approximately $5,512, $9,640, and $3,494, respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts described in this Prospectus.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits. In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC’s public reference facilities at the following location: 100 F Street, N.E., Room 1024, Washington, D.C. 20549-0102, telephone (202) 551-8090. The SEC’s public reference room will also provide copies by mail for a fee. You may also find these materials on the SEC’s website (www.sec.gov).

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Such insurance holding company legislation protects the Company’s ability to pay all guaranteed contract benefits. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable. A state’s assessment on insurers in connection with the state guaranty fund would not affect Sun Life’s obligation to pay guaranteed contract benefits. If an assessment were so large as to affect Sun Life’s own ability to meet its obligations, then the provisions to excuse, defer, or offset such assessment would allow Sun Life to pay guaranteed contract benefits.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

Sun Life (U.S.), like other insurance companies, is involved in lawsuits, including class action lawsuits. Although the outcome of any litigation cannot be predicted with certainty, Sun Life (U.S.) believes that, at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, on the ability of Clarendon Insurance Agency, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company’s assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2011 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Assurance Company of Canada (U.S.)	2
Advertising and Sales Literature	2
Tax Deferred Accumulation	3
Calculations	4
Example of Net Investment Factor Calculation	4
Example of Variable Accumulation Unit Value Calculation	4
Annuity Provisions	4
Determination of Annuity Payments	4
Annuity Unit Value	5
Example of Variable Annuity Unit Calculation	5
Example of Variable Annuity Payment Calculation	5
Distribution of the Contracts	6
Custodian	6
Independent Registered Public Accounting Firm	6
Financial Statements	6

APPENDIX A -
GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Account Value, if any, plus the Fixed Account Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Contract Date is on March 12, the first Account Year is determined from the Contract Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-business day, the previous business day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the “Accumulation Period” in the Contract.

*ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the sole Annuitant. If the Co-Annuitant dies or if no Co-Annuitant is named, the Participant becomes the Annuitant upon the Annuitant’s death prior to the Annuity Commencement Date. If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant/Payee during the Income Phase.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the “designated beneficiary” for purposes of Section 72(s) of the Code in the event of the Participant’s death. Notwithstanding the foregoing, if there are Co-Participants of a Non-Qualified Contract, the surviving Co-Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY (“WE,” “US,” “SUN LIFE (U.S.)”): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

CONTRACT DATE: The date on which we issue your Contract. This is called the “Date of Coverage” in the Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. The Participant/Owner is the Covered Person unless there is a non-natural Owner, such as a trust, in which case the Annuitant is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person’s death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary’s election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in one lump sum.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant’s interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term “Owner,” as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B -
WITHDRAWALS, WITHDRAWAL CHARGES, AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal

Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

				Free	Purchase Payment	Withdrawal
Account	Hypothetical	Annual	Cumulative	Withdrawal	Amount Subject to	Charge	Withdrawal
Year	Account Value	Earnings	Annual Earnings	Amount	Withdrawal Charge	Percentage	Charge Amount
(a) 1	$41,000	$1,000	$ 1,000	$ 6,000	$35,000	7.00%	$2,450
2	$45,100	$4,100	$ 5,100	$ 6,000	$39,100	7.00%	$2,737
3	$49,600	$4,500	$ 9,600	$ 9,600	$40,000	6.00%	$2,400
(b) 4	$52,100	$2,500	$12,100	$12,100	$40,000	6.00%	$2,400
5	$57,300	$5,200	$17,300	$17,300	$40,000	5.00%	$2,000
6	$63,000	$5,700	$23,000	$23,000	$40,000	4.00%	$1,600
7	$66,200	$3,200	$26,200	$26,200	$40,000	3.00%	$1,200
(c) 8	$72,800	$6,600	$32,800	$32,800	$ 0	0.00%	$ 0

(a)
The free withdrawal amount in any year is equal to the greater of (1) the Contract’s earnings that were not previously withdrawn, and (2) 15% of any Purchase Payments made in the last seven Account Years. In Account Year 1, the free withdrawal amount is $6,000, which equals 15% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $35,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $6,000.

(b)
In Account Year 4, the free withdrawal amount is $12,100, which equals the Contract’s cumulative earnings to date. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $40,000.

(c)
In Account Year 8, the free withdrawal amount is $32,800, which equals the Contract’s cumulative earnings to date. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the Purchase Payment amount subject to withdrawal charges equals $0.

Partial Withdrawal Calculation

Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there are a series of four partial withdrawals made during the fourth Account Year of $4,000, $9,000, $12,000, and $20,000.

					Remaining	Amount of
	Hypothetical				Free	Withdrawal			Hypothetical
	Account				Withdrawal	Subject to	Withdrawal	Withdrawal	Account
	Value Before		Cumulative	Amount of	Amount After	Withdrawal	Charge	Charge	Value After
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount	Withdrawal
1	$41,000	$1,000	$ 1,000	$ 0	$6,000	$ 0	7.00%	$ 0	$41,000
2	$45,100	$4,100	$ 5,100	$ 0	$6,000	$ 0	7.00%	$ 0	$45,100
3	$49,600	$4,500	$ 9,600	$ 0	$9,600	$ 0	6.00%	$ 0	$49,600
(a) 4	$50,100	$ 500	$10,100	$ 4,000	$6,100	$ 0	6.00%	$ 0	$46,100
(b) 4	$46,900	$ 800	$10,900	$ 9,000	$ 0	$ 2,100	6.00%	$ 126	$37,900
(c) 4	$38,500	$ 600	$11,500	$12,000	$ 0	$11,400	6.00%	$ 684	$26,500
(d) 4	$26,900	$ 400	$11,900	$20,000	$ 0	$19,600	6.00%	$1,176	$ 6,900

(a)
In Account Year 4, the free withdrawal amount is $10,100, which equals the Contract’s cumulative earnings. The partial withdrawal amount of $4,000 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)
Since a partial withdrawal of $4,000 was taken, the remaining free withdrawal amount in Account Year 4 is $10,900 - $4,000 = $6,900. Therefore, $6,900 of the $9,000 withdrawal is not subject to a withdrawal charge, and $2,100 is subject to a withdrawal charge. Of the $13,000 withdrawn to date, $10,900 has been from the free withdrawal amount and $2,100 has been from Purchase Payments.

(c)
Since $10,900 of the two prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account Year 4 is $11,500 - $10,900 = $600. Therefore, $600 of the $12,000 withdrawal is not subject to a withdrawal charge, and $11,400 is subject to a withdrawal charge. Of the $25,000 withdrawn to date, $11,500 has been from the free withdrawal amount and $13,500 has been from Purchase Payments.

(d)
Since $11,500 of the three prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account Year 4 is $11,900 - $11,500 = $400. Therefore, $400 of the $20,000 withdrawal is not subject to a withdrawal charge, and $19,600 is subject to a withdrawal charge. Of the $45,000 withdrawn to date, $11,900 has been from the free withdrawal amount and $33,100 has been from Purchase Payments.

Note that if the $6,900 hypothetical Account Value after withdrawal was withdrawn, it would all be from deposits and subject to a withdrawal charge. The withdrawal charge would be 6% of $6,900, which equals $414. The total Account Year 4 withdrawal charges would then be $2,400, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page.

Part 2 - Fixed Account - Example of the Market Value Adjustment (“MVA”)

The MVA Factor is:

(1 + I	)	N/12	- 1
1 + J + b

These examples assume the following:

•	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.
•	The date of surrender is 2 years from the Expiration Date (N = 24).
•	The value of the Guarantee Amount on the date of surrender is $11,910.16.
•	The interest earned in the current Account Year is $674.16.
•	No transfers or partial withdrawals affecting this Guarantee Amount have been made.
•	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

The MVA factor =	(1 + I	)	N/12	- 1
	1 + J + b

=	(1 + .06)		24/12	- 1
	1 + .05

=	(1.010)	2	- 1

=	1.019 - 1

=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge. For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19. $25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C -
CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	= $ 80,000.00
Cash Surrender Value*	= $ 76,100.00
Purchase Payments	= $100,000.00
The Basic Death Benefit would therefore be:	$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	= $ 60,000.00
Cash Surrender Value*	= $ 56,365.00
Adjusted Purchase Payments**	= $ 75,000.00
The Basic Death Benefit would therefore be:	= $ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal ÷Account Value before withdrawal) = $100,000.00 x ($60,000.00 ÷ $80,000.00).

APPENDIX D -
OPTIONAL DEATH BENEFIT EXAMPLES

CALCULATION OF EEB OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner’s 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$132,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

- plus -

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
40% of the above amount	=	$ 14,000
Cap of 40% of Adjusted Purchase Payments	=	$ 40,000
The lesser of the above two amounts = the EEB amount	=	$ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $135,000 + $14,000 = $149,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. Assume death occurs in Account Year 7. In addition, this Contract was issued prior to the owner’s 70th birthday.

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 115,000
Cash Surrender Value*	=	$ 112,000
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore be		$ 115,000

- plus -

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 29,815
40% of the above amount	=	$ 11,926
Cap of 40% of Adjusted Purchase Payments	=	$ 34,074
The lesser of the above two amount = the EEB amount	=	$ 11,926

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $115,000 + $11,926 = $126,926.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal ÷ Account Value before withdrawal) = $100,000 x ($115,000 ÷ $135,000) = $85,185.

CALCULATION OF EEB AND MAV AND 5% ROLL-UP DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in Variable Accounts. No withdrawals are made. The Account Value at the Death Benefit Date is $135,000, the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000, and the Maximum Anniversary Value is $142,000. Assume death occurs in Account Year 7. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$132,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$140,000
Maximum Anniversary Value	=	$142,000
The Death Benefit Amount would therefore	=	$142,000

- plus -

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
40% of the above amount	=	$ 14,000
Cap of 40% of Adjusted Purchase Payments	=	$ 40,000
The lesser of the above two amounts = the EEB amount	=	$ 14,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB amount = $142,000 + $14,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

CALCULATION OF EEB PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner’s 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$132,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

- plus -

The EEB Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
40% of the above amount	=	$ 14,000
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Plus amount	=	$ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Plus amount = $135,000 + $14,000 = $149,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

CALCULATION OF EEB PLUS WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the owner’s 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$132,000
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

- plus -

The EEB Plus amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	=	$ 40,000
40% of the above amount	=	$ 16,000
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Plus MAV amount	=	$ 16,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Plus MAV amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

CALCULATION OF EEB PLUS WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the owner’s 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$132,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

- plus -

The EEB Plus amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	=	$ 40,000
40% of the above amount	=	$ 16,000
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Plus 5% Roll-up amount	=	$ 16,000

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Plus 5% Roll-Up amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

APPENDIX E -
PREVIOUSLY AVAILABLE INVESTMENT OPTIONS

The variable Fund options shown in this prospectus are the “Service Class” shares of the MFS® Variable Insurance Trust II. The Service Class was first offered for sale on August 27, 2001. All Contracts purchased on or after that date are invested in the Service Class. Each Fund also has an “Initial Class” of shares. All Contracts purchased before August 27, 2001, are invested in the “Initial Class.”  The following Initial Class Funds are available to Owners of such Contracts:

Large-Cap Equity Funds	Specialty/Sector Funds
MFS® Blended Research® Core Equity Portfolio, Initial Class	MFS® Technology Portfolio, Initial Class
MFS® Core Equity Portfolio, Initial Class	MFS® Utilities Portfolio, Initial Class
MFS® Growth Portfolio, Initial Class	Asset Allocation Fund
MFS® Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS® Total Return Portfolio, Initial Class
MFS® Value Portfolio, Initial Class	Global Asset Allocation Fund
Mid-Cap Equity Fund	MFS® Global Tactical Allocation Portfolio, Initial Class
MFS® Mid Cap Growth Portfolio, Initial Class	Money Market Fund
Small-Cap Equity Fund	MFS® Money Market Portfolio, Initial Class
MFS® New Discovery Portfolio, Initial Class	Intermediate-Term Bond Funds
International/Global Equity Funds	MFS® Bond Portfolio, Initial Class
MFS® Global Growth Portfolio, Initial Class	MFS® Government Securities Portfolio, Initial Class
MFS® Global Research Portfolio, Initial Class	Multi-Sector Bond Fund
MFS® International Growth Portfolio, Initial Class	MFS® Strategic Income Portfolio, Initial Class
MFS® International Value Portfolio, Initial Class	High Yield Bond Fund
MFS® Research International Portfolio, Initial Class	MFS® High Yield Portfolio, Initial Class
Emerging Markets Equity Fund	World Bond Fund
MFS® Emerging Markets Equity Portfolio, Initial Class	MFS® Global Governments Portfolio, Initial Class

The shares of the Initial Class have the same investment objectives, policies, and strategies as the shares of the Service Class. The only differences between the two classes are their expense rations. The “Total Annual Fund Operating Expenses” under the heading “FEES AND EXPENSES” and accompanying “EXAMPLE” associated with Initial Class expenses are shown below:

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.58%	1.36%

The expenses shown, which include any acquired fund fees and expenses, are those incurred for the year ended December 31, 2011, and were provided by the Funds. We have not independently verified the accuracy of the Fund expense information. Current or future expenses may be greater or less than those shown. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the Fund prospectuses.

EXAMPLE

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$913	$1,477	$2,058	$3,350

(2)	If you annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$304	$930	$1,582	$3,350

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$304	$930	$1,582	$3,350

APPENDIX F -
CONDENSED FINANCIAL INFORMATION

The following information for REGATTA CHOICE should be read in conjunction with the Variable Account’s Financial Statements appearing in the Statement of Additional Information. The $10 beginning value for each accumulation unit is as of the date the unit commenced, which was generally later than the first day of the year shown. Subsequent values are shown for each period, unless there was no balance or transaction for the last day of the period, in which case no value is shown for the end of that period or the beginning of the next period.

Fund	Price Level	Year	Accumulation Unit Value Beginning of Year	Accumulation Unit Value End of Year	Number of Accumulation Units End of Year

MFS® Blended Research® Core Equity Portfolio I Class	01	2011	$ 9.8574	$ 9.9515	51,692
	01	2010	8.5493	9.8574	51,692
	01	2009	6.8942	8.5493	51,692
	01	2008	10.7060	6.8942	80,355
	01	2007	10.2074	10.7060	148,554
	01	2006	9.0996	10.2074	147,133
	01	2005	8.5338	9.0996	149,573
	01	2004	7.6975	8.5338	151,636
	01	2003	6.3299	7.6975	133,694
	01	2002	8.1167	6.3299	143,884

	02	2011	9.7021	9.7800	402,115
	02	2010	8.4275	9.7021	521,578
	02	2009	6.8063	8.4275	641,835
	02	2008	10.5855	6.8063	873,247
	02	2007	10.1080	10.5855	1,382,947
	02	2006	9.0247	10.1080	1,688,612
	02	2005	8.4763	9.0247	1,960,620
	02	2004	7.6573	8.4763	2,272,434
	02	2003	6.3064	7.6573	2,500,230
	02	2002	8.0989	6.3064	2,738,808

	03	2011	9.6001	9.6674	67,094
	03	2010	8.3473	9.6001	69,602
	03	2009	6.7483	8.3473	72,107
	03	2008	10.5061	6.7483	71,826
	03	2007	10.0423	10.5061	97,676
	03	2006	8.9751	10.0423	130,294
	03	2005	8.4382	8.9751	135,995
	03	2004	7.6306	8.4382	134,418
	03	2003	6.2908	7.6306	196,418
	03	2002	8.0871	6.2908	251,705

	04	2011	9.5493	9.6114	515,666
	04	2010	8.3073	9.5493	648,549
	04	2009	6.7195	8.3073	788,820
	04	2008	10.4664	6.7195	1,016,770
	04	2007	10.0095	10.4664	1,489,788
	04	2006	8.9503	10.0095	1,880,173
	04	2005	8.4192	8.9503	2,104,263
	04	2004	7.6173	8.4192	2,472,605
	04	2003	6.2830	7.6173	2,710,295
	04	2002	8.0811	6.2830	2,993,671

	05	2011	9.4486	9.5003	1,333,470
	05	2010	8.2280	9.4486	1,574,530
	05	2009	6.6621	8.2280	1,902,293
	05	2008	10.3876	6.6621	2,249,846
	05	2007	9.9443	10.3876	3,346,408
	05	2006	8.9010	9.9443	4,177,886
	05	2005	8.3813	8.9010	4,703,546
	05	2004	7.5907	8.3813	5,259,870
	05	2003	6.2674	7.5907	5,757,625
	05	2002	8.0693	6.2674	6,256,339

	06	2011	9.2994	9.3361	692,319
	06	2010	8.1104	9.2994	768,126
	06	2009	6.5769	8.1104	884,473
	06	2008	10.2705	6.5769	1,032,553
	06	2007	9.8472	10.2705	1,345,897
	06	2006	8.8275	9.8472	1,606,251
	06	2005	8.3247	8.8275	1,847,543
	06	2004	7.5509	8.3247	2,133,775
	06	2003	6.2440	7.5509	2,342,416
	06	2002	8.0515	6.2440	2,414,054

MFS® Blended Research® Core Equity Portfolio S Class	01	2011	11.4920	11.5751	28,711
	01	2010	9.9969	11.4920	28,799
	01	2009	8.0785	9.9969	29,316
	01	2008	12.5782	8.0785	28,021
	01	2007	12.0218	12.5782	24,598
	01	2006	10.7421	12.0218	24,185
	01	2005	10.1010	10.7421	25,026
	01	2004	9.1313	10.1010	24,039
	01	2003	7.5324	9.1313	1,350
	01	2002	9.6794	7.5324	1,382

	02	2011	11.3300	11.3946	125,804
	02	2010	9.8709	11.3300	142,387
	02	2009	7.9888	9.8709	234,357
	02	2008	12.4575	7.9888	354,823
	02	2007	11.9247	12.4575	474,817
	02	2006	10.6715	11.9247	560,748
	02	2005	10.0497	10.6715	625,404
	02	2004	9.0988	10.0497	711,492
	02	2003	7.5170	9.0988	746,877
	02	2002	9.6743	7.5170	723,444

	03	2011	11.2233	11.2760	0
	03	2010	9.7878	11.2233	0
	03	2009	7.9296	9.7878	0
	03	2008	12.3778	7.9296	0
	03	2007	11.8604	12.3778	0
	03	2006	10.6247	11.8604	0
	03	2005	10.0157	10.6247	0
	03	2004	9.0772	10.0157	0
	03	2003	7.5068	9.0772	0
	03	2002	9.6709	7.5068	0

	04	2011	11.1702	11.2169	144,346
	04	2010	9.7464	11.1702	165,127
	04	2009	7.9000	9.7464	211,848
	04	2008	12.3380	7.9000	315,746
	04	2007	11.8283	12.3380	375,705
	04	2006	10.6013	11.8283	437,794
	04	2005	9.9987	10.6013	529,631
	04	2004	9.0664	9.9987	582,998
	04	2003	7.5016	9.0664	608,075
	04	2002	9.6692	7.5016	600,012

	05	2011	11.0647	11.0997	139,404
	05	2010	9.6642	11.0647	172,307
	05	2009	7.8413	9.6642	223,853
	05	2008	12.2587	7.8413	295,261
	05	2007	11.7644	12.2587	387,265
	05	2006	10.5546	11.7644	461,051
	05	2005	9.9648	10.5546	509,479
	05	2004	9.0449	9.9648	568,430
	05	2003	7.4914	9.0449	615,935
	05	2002	9.6658	7.4914	662,683

	06	2011	10.9083	10.9262	318,861
	06	2010	9.5421	10.9083	390,109
	06	2009	7.7540	9.5421	470,662
	06	2008	12.1408	7.7540	551,434
	06	2007	11.6691	12.1408	589,008
	06	2006	10.4850	11.6691	686,426
	06	2005	9.9141	10.4850	778,230
	06	2004	9.0126	9.9141	853,474
	06	2003	7.4760	9.0126	928,277
	06	2002	9.6607	7.4760	879,361

MFS® Bond Portfolio I Class	01	2011	18.4634	19.4913	0
	01	2010	16.8233	18.4634	0
	01	2009	13.2805	16.8233	0
	01	2008	14.9943	13.2805	0
	01	2007	14.6302	14.9943	0
	01	2006	14.0475	14.6302	0
	01	2005	13.9445	14.0475	0
	01	2004	13.2571	13.9445	0
	01	2003	12.2046	13.2571	0
	01	2002	11.2489	12.2046	28,714

	02	2011	18.1728	19.1554	93,052
	02	2010	16.5837	18.1728	117,443
	02	2009	13.1112	16.5837	147,696
	02	2008	14.8257	13.1112	175,477
	02	2007	14.4878	14.8257	291,027
	02	2006	13.9319	14.4878	351,162
	02	2005	13.8507	13.9319	410,931
	02	2004	13.1879	13.8507	484,328
	02	2003	12.1594	13.1879	652,105
	02	2002	11.2243	12.1594	675,414

	03	2011	17.9819	18.9352	62,463
	03	2010	16.4261	17.9819	68,219
	03	2009	12.9997	16.4261	82,111
	03	2008	14.7145	12.9997	82,445
	03	2007	14.3938	14.7145	86,802
	03	2006	13.8555	14.3938	58,920
	03	2005	13.7886	13.8555	73,556
	03	2004	13.1421	13.7886	86,855
	03	2003	12.1294	13.1421	92,957
	03	2002	11.2079	12.1294	125,086

	04	2011	17.8868	18.8255	151,299
	04	2010	16.3475	17.8868	180,326
	04	2009	12.9441	16.3475	183,044
	04	2008	14.6590	12.9441	195,809
	04	2007	14.3469	14.6590	363,882
	04	2006	13.8172	14.3469	429,780
	04	2005	13.7575	13.8172	490,548
	04	2004	13.1192	13.7575	517,562
	04	2003	12.1144	13.1192	608,044
	04	2002	11.1997	12.1144	584,110

	05	2011	17.6982	18.6082	279,173
	05	2010	16.1916	17.6982	322,679
	05	2009	12.8336	16.1916	376,707
	05	2008	14.5487	12.8336	382,118
	05	2007	14.2534	14.5487	585,271
	05	2006	13.7411	14.2534	660,444
	05	2005	13.6956	13.7411	700,703
	05	2004	13.0734	13.6956	794,564
	05	2003	12.0844	13.0734	908,050
	05	2002	11.1833	12.0844	1,083,642

	06	2011	17.4191	18.2869	147,295
	06	2010	15.9604	17.4191	192,186
	06	2009	12.6696	15.9604	203,595
	06	2008	14.3848	12.6696	222,881
	06	2007	14.1144	14.3848	312,135
	06	2006	13.6278	14.1144	318,166
	06	2005	13.6033	13.6278	332,083
	06	2004	13.0051	13.6033	365,273
	06	2003	12.0396	13.0051	400,140
	06	2002	11.1588	12.0396	411,299

MFS® Bond Portfolio S Class	01	2011	16.1880	17.0369	0
	01	2010	14.7749	16.1880	0
	01	2009	11.6903	14.7749	0
	01	2008	13.2333	11.6903	23,266
	01	2007	12.9429	13.2333	32,930
	01	2006	12.4661	12.9429	36,765
	01	2005	12.3942	12.4661	20,720
	01	2004	11.8211	12.3942	22,177
	01	2003	10.9114	11.8211	25,477
	01	2002	10.0862	10.9114	28,207

	02	2011	15.9598	16.7713	134,699
	02	2010	14.5887	15.9598	111,965
	02	2009	11.5605	14.5887	135,847
	02	2008	13.1064	11.5605	165,913
	02	2007	12.8384	13.1064	248,296
	02	2006	12.3841	12.8384	262,245
	02	2005	12.3314	12.3841	273,657
	02	2004	11.7791	12.3314	310,628
	02	2003	10.8892	11.7791	364,889
	02	2002	10.0810	10.8892	388,976

	03	2011	15.8096	16.5968	0
	03	2010	14.4661	15.8096	0
	03	2009	11.4749	14.4661	0
	03	2008	13.0226	11.4749	0
	03	2007	12.7692	13.0226	0
	03	2006	12.3298	12.7692	0
	03	2005	12.2897	12.3298	0
	03	2004	11.7512	12.2897	0
	03	2003	10.8744	11.7512	0
	03	2002	10.0774	10.8744	0

	04	2011	15.7348	16.5099	126,056
	04	2010	14.4049	15.7348	147,825
	04	2009	11.4322	14.4049	171,315
	04	2008	12.9807	11.4322	170,608
	04	2007	12.7346	12.9807	211,380
	04	2006	12.3027	12.7346	178,359
	04	2005	12.2689	12.3027	191,178
	04	2004	11.7372	12.2689	198,619
	04	2003	10.8670	11.7372	282,988
	04	2002	10.0757	10.8670	268,843

	05	2011	15.5863	16.3375	70,934
	05	2010	14.2834	15.5863	79,772
	05	2009	11.3473	14.2834	109,716
	05	2008	12.8974	11.3473	125,007
	05	2007	12.6658	12.8974	176,593
	05	2006	12.2486	12.6658	186,029
	05	2005	12.2273	12.2486	214,282
	05	2004	11.7093	12.2273	243,159
	05	2003	10.8522	11.7093	274,796
	05	2002	10.0721	10.8522	251,676

	06	2011	15.3661	16.0823	123,093
	06	2010	14.1031	15.3661	137,696
	06	2009	11.2211	14.1031	160,499
	06	2008	12.7734	11.2211	178,336
	06	2007	12.5632	12.7734	243,694
	06	2006	12.1678	12.5632	302,540
	06	2005	12.1651	12.1678	347,473
	06	2004	11.6676	12.1651	405,366
	06	2003	10.8300	11.6676	497,051
	06	2002	10.0669	10.8300	476,403

MFS® Core Equity Portfolio I Class	01	2011	11.7575	11.5309	32,946
	01	2010	10.1319	11.7575	67,566
	01	2009	7.7100	10.1319	67,566
	01	2008	12.6900	7.7100	55,439
	01	2007	11.7913	12.6900	55,439
	01	2006	10.4716	11.7913	22,493
	01	2005	9.9263	10.4716	22,493
	01	2004	8.7470	9.9263	22,493
	01	2003	6.9099	8.7470	0
	01	2002	8.8805	6.9099	0

	02	2011	11.5729	11.3327	147,771
	02	2010	9.9879	11.5729	174,237
	02	2009	7.6120	9.9879	231,873
	02	2008	12.5479	7.6120	322,373
	02	2007	11.6770	12.5479	494,248
	02	2006	10.3858	11.6770	177,664
	02	2005	9.8599	10.3858	180,355
	02	2004	8.7018	9.8599	170,032
	02	2003	6.8846	8.7018	170,427
	02	2002	8.8614	6.8846	191,207

	03	2011	11.4515	11.2025	23,296
	03	2010	9.8932	11.4515	24,748
	03	2009	7.5474	9.8932	25,683
	03	2008	12.4541	7.5474	39,542
	03	2007	11.6015	12.4541	84,526
	03	2006	10.3291	11.6015	10,648
	03	2005	9.8159	10.3291	11,099
	03	2004	8.6717	9.8159	11,570
	03	2003	6.8677	8.6717	12,020
	03	2002	8.8487	6.8677	12,495

	04	2011	11.3911	11.1378	206,971
	04	2010	9.8460	11.3911	262,338
	04	2009	7.5152	9.8460	304,624
	04	2008	12.4073	7.5152	378,090
	04	2007	11.5638	12.4073	626,812
	04	2006	10.3007	11.5638	291,308
	04	2005	9.7939	10.3007	266,537
	04	2004	8.6567	9.7939	270,622
	04	2003	6.8593	8.6567	233,006
	04	2002	8.8423	6.8593	241,574

	05	2011	11.2713	11.0095	545,979
	05	2010	9.7523	11.2713	674,350
	05	2009	7.4512	9.7523	783,572
	05	2008	12.3142	7.4512	884,830
	05	2007	11.4888	12.3142	1,342,692
	05	2006	10.2442	11.4888	464,939
	05	2005	9.7501	10.2442	506,816
	05	2004	8.6267	9.7501	536,791
	05	2003	6.8425	8.6267	465,972
	05	2002	8.8296	6.8425	432,027

	06	2011	11.0938	10.8197	237,576
	06	2010	9.6133	11.0938	265,135
	06	2009	7.3563	9.6133	300,784
	06	2008	12.1759	7.3563	357,853
	06	2007	11.3772	12.1759	514,888
	06	2006	10.1601	11.3772	228,415
	06	2005	9.6847	10.1601	232,419
	06	2004	8.5820	9.6847	259,957
	06	2003	6.8174	8.5820	237,294
	06	2002	8.8106	6.8174	182,197

MFS® Core Equity Portfolio S Class	01	2011	12.8555	12.5676	0
	01	2010	11.1036	12.8555	0
	01	2009	8.4687	11.1036	0
	01	2008	13.9764	8.4687	30,037
	01	2007	13.0237	13.9764	33,616
	01	2006	11.5966	13.0237	36,491
	01	2005	11.0099	11.5966	0
	01	2004	9.7310	11.0099	0
	01	2003	7.7095	9.7310	0
	01	2002	9.9352	7.7095	0

	02	2011	12.6742	12.3716	37,041
	02	2010	10.9636	12.6742	65,773
	02	2009	8.3747	10.9636	98,881
	02	2008	13.8423	8.3747	155,594
	02	2007	12.9185	13.8423	199,072
	02	2006	11.5203	12.9185	115,795
	02	2005	10.9541	11.5203	89,896
	02	2004	9.6964	10.9541	97,130
	02	2003	7.6937	9.6964	114,439
	02	2002	9.9299	7.6937	116,189

	03	2011	12.5549	12.2428	0
	03	2010	10.8714	12.5549	0
	03	2009	8.3126	10.8714	0
	03	2008	13.7538	8.3126	0
	03	2007	12.8489	13.7538	0
	03	2006	11.4698	12.8489	0
	03	2005	10.9171	11.4698	0
	03	2004	9.6734	10.9171	0
	03	2003	7.6832	9.6734	0
	03	2002	9.9265	7.6832	0

	04	2011	12.4955	12.1787	50,618
	04	2010	10.8254	12.4955	60,985
	04	2009	8.2817	10.8254	74,303
	04	2008	13.7096	8.2817	130,252
	04	2007	12.8141	13.7096	166,806
	04	2006	11.4445	12.8141	89,269
	04	2005	10.8985	11.4445	73,241
	04	2004	9.6619	10.8985	68,787
	04	2003	7.6780	9.6619	72,428
	04	2002	9.9247	7.6780	61,731

	05	2011	12.3774	12.0514	56,612
	05	2010	10.7340	12.3774	74,905
	05	2009	8.2201	10.7340	94,734
	05	2008	13.6215	8.2201	132,724
	05	2007	12.7448	13.6215	156,896
	05	2006	11.3942	12.7448	95,211
	05	2005	10.8616	11.3942	87,386
	05	2004	9.6389	10.8616	88,498
	05	2003	7.6675	9.6389	77,577
	05	2002	9.9212	7.6675	78,769

	06	2011	12.2024	11.8630	110,373
	06	2010	10.5984	12.2024	136,718
	06	2009	8.1286	10.5984	170,995
	06	2008	13.4905	8.1286	243,543
	06	2007	12.6416	13.4905	293,934
	06	2006	11.3190	12.6416	80,249
	06	2005	10.8063	11.3190	66,748
	06	2004	9.6045	10.8063	79,141
	06	2003	7.6518	9.6045	84,062
	06	2002	9.9160	7.6518	86,195

MFS® Emerging Markets Equity Portfolio I Class	01	2011	31.4643	25.3777	19
	01	2010	25.6826	31.4643	25,747
	01	2009	15.3884	25.6826	25,748
	01	2008	34.6136	15.3884	17,994
	01	2007	25.7744	34.6136	17,988
	01	2006	20.0009	25.7744	17,991
	01	2005	14.7717	20.0009	12,260
	01	2004	11.7323	14.7717	12,265
	01	2003	7.7657	11.7323	12,268
	01	2002	7.9991	7.7657	12,238

	02	2011	30.9689	24.9403	28,214
	02	2010	25.3166	30.9689	31,814
	02	2009	15.1921	25.3166	38,374
	02	2008	34.2245	15.1921	43,920
	02	2007	25.5235	34.2245	69,900
	02	2006	19.8362	25.5235	90,011
	02	2005	14.6722	19.8362	113,424
	02	2004	11.6711	14.6722	86,627
	02	2003	7.7369	11.6711	88,849
	02	2002	7.9815	7.7369	97,609

	03	2011	30.6435	24.6533	3,862
	03	2010	25.0759	30.6435	8,112
	03	2009	15.0629	25.0759	23,006
	03	2008	33.9678	15.0629	23,006
	03	2007	25.3579	33.9678	30,187
	03	2006	19.7273	25.3579	39,375
	03	2005	14.6064	19.7273	22,395
	03	2004	11.6305	14.6064	27,452
	03	2003	7.7178	11.6305	15,572
	03	2002	7.9699	7.7178	16,684

	04	2011	30.4815	24.5105	19,055
	04	2010	24.9560	30.4815	23,408
	04	2009	14.9984	24.9560	31,437
	04	2008	33.8398	14.9984	51,616
	04	2007	25.2752	33.8398	89,566
	04	2006	19.6730	25.2752	116,434
	04	2005	14.5735	19.6730	114,517
	04	2004	11.6102	14.5735	104,732
	04	2003	7.7082	11.6102	100,907
	04	2002	7.9640	7.7082	95,418

	05	2011	30.1600	24.2274	109,119
	05	2010	24.7178	30.1600	122,450
	05	2009	14.8703	24.7178	141,666
	05	2008	33.5851	14.8703	147,454
	05	2007	25.1106	33.5851	203,117
	05	2006	19.5646	25.1106	262,274
	05	2005	14.5079	19.5646	294,619
	05	2004	11.5697	14.5079	253,798
	05	2003	7.6891	11.5697	238,617
	05	2002	7.9523	7.6891	236,222

	06	2011	29.6841	23.8089	44,103
	06	2010	24.3647	29.6841	42,976
	06	2009	14.6803	24.3647	53,830
	06	2008	33.2067	14.6803	53,515
	06	2007	24.8656	33.2067	70,623
	06	2006	19.4032	24.8656	103,526
	06	2005	14.4100	19.4032	116,894
	06	2004	11.5092	14.4100	98,624
	06	2003	7.6605	11.5092	92,723
	06	2002	7.9348	7.6605	92,558

MFS® Emerging Markets Equity Portfolio S Class	01	2011	39.7666	31.9980	0
	01	2010	32.5331	39.7666	0
	01	2009	19.5458	32.5331	0
	01	2008	44.0655	19.5458	0
	01	2007	32.9045	44.0655	0
	01	2006	25.5864	32.9045	0
	01	2005	18.9409	25.5864	0
	01	2004	15.0787	18.9409	0
	01	2003	10.0120	15.0787	0
	01	2002	10.3320	10.0120	0

	02	2011	39.2061	31.4992	11,118
	02	2010	32.1232	39.2061	19,011
	02	2009	19.3288	32.1232	21,330
	02	2008	43.6430	19.3288	26,495
	02	2007	32.6388	43.6430	32,568
	02	2006	25.4182	32.6388	37,054
	02	2005	18.8449	25.4182	35,199
	02	2004	15.0251	18.8449	24,632
	02	2003	9.9915	15.0251	40,714
	02	2002	10.3266	9.9915	14,531

	03	2011	38.8373	31.1714	0
	03	2010	31.8531	38.8373	0
	03	2009	19.1857	31.8531	0
	03	2008	43.3640	19.1857	0
	03	2007	32.4631	43.3640	0
	03	2006	25.3068	32.4631	0
	03	2005	18.7812	25.3068	0
	03	2004	14.9896	18.7812	0
	03	2003	9.9779	14.9896	0
	03	2002	10.3230	9.9779	0

	04	2011	38.6535	31.0081	6,422
	04	2010	31.7184	38.6535	7,230
	04	2009	19.1143	31.7184	10,108
	04	2008	43.2246	19.1143	14,528
	04	2007	32.3753	43.2246	20,678
	04	2006	25.2511	32.3753	27,638
	04	2005	18.7494	25.2511	24,382
	04	2004	14.9717	18.7494	18,594
	04	2003	9.9711	14.9717	12,843
	04	2002	10.3212	9.9711	8,036

	05	2011	38.2885	30.6843	11,890
	05	2010	31.4508	38.2885	15,400
	05	2009	18.9722	31.4508	15,814
	05	2008	42.9473	18.9722	16,283
	05	2007	32.2003	42.9473	24,062
	05	2006	25.1401	32.2003	24,365
	05	2005	18.6858	25.1401	21,350
	05	2004	14.9362	18.6858	16,194
	05	2003	9.9575	14.9362	14,159
	05	2002	10.3175	9.9575	8,678
	05	2001	10.0000	10.3175	1,143
	06	2011	37.7475	30.2047	18,378
	06	2010	31.0535	37.7475	23,621
	06	2009	18.7611	31.0535	29,530
	06	2008	42.5344	18.7611	26,312
	06	2007	31.9396	42.5344	36,028
	06	2006	24.9744	31.9396	39,124
	06	2005	18.5908	24.9744	41,393
	06	2004	14.8829	18.5908	39,325
	06	2003	9.9371	14.8829	50,256
	06	2002	10.3121	9.9371	33,666

MFS® Global Governments Portfolio I Class	01	2011	17.7675	18.6560	26
	01	2010	17.1555	17.7675	29
	01	2009	16.6522	17.1555	25
	01	2008	15.2347	16.6522	19
	01	2007	14.1575	15.2347	32
	01	2006	13.6236	14.1575	31
	01	2005	14.8293	13.6236	53,573
	01	2004	13.6104	14.8293	53,570
	01	2003	11.8928	13.6104	24
	01	2002	9.9593	11.8928	0

	02	2011	17.4878	18.3346	16,354
	02	2010	16.9111	17.4878	19,007
	02	2009	16.4399	16.9111	20,244
	02	2008	15.0634	16.4399	25,244
	02	2007	14.0197	15.0634	36,952
	02	2006	13.5114	14.0197	46,960
	02	2005	14.7295	13.5114	73,919
	02	2004	13.5394	14.7295	72,666
	02	2003	11.8488	13.5394	74,678
	02	2002	9.9374	11.8488	76,123

	03	2011	17.3041	18.1237	16,708
	03	2010	16.7504	17.3041	0
	03	2009	16.3002	16.7504	15,002
	03	2008	14.9505	16.3002	71,615
	03	2007	13.9288	14.9505	69,727
	03	2006	13.4373	13.9288	15,264
	03	2005	14.6634	13.4373	13,322
	03	2004	13.4923	14.6634	19,674
	03	2003	11.8196	13.4923	19,690
	03	2002	9.9229	11.8196	31,291

	04	2011	17.2126	18.0188	17,327
	04	2010	16.6703	17.2126	17,980
	04	2009	16.2304	16.6703	21,531
	04	2008	14.8941	16.2304	30,405
	04	2007	13.8833	14.8941	41,130
	04	2006	13.4003	13.8833	48,328
	04	2005	14.6304	13.4003	46,556
	04	2004	13.4688	14.6304	72,104
	04	2003	11.8049	13.4688	64,758
	04	2002	9.9157	11.8049	78,782

	05	2011	17.0311	17.8107	70,853
	05	2010	16.5112	17.0311	85,734
	05	2009	16.0919	16.5112	93,494
	05	2008	14.7820	16.0919	108,422
	05	2007	13.7929	14.7820	129,405
	05	2006	13.3265	13.7929	142,573
	05	2005	14.5646	13.3265	150,353
	05	2004	13.4218	14.5646	139,509
	05	2003	11.7757	13.4218	153,706
	05	2002	9.9012	11.7757	160,782

	06	2011	16.7624	17.5032	39,262
	06	2010	16.2755	16.7624	50,011
	06	2009	15.8863	16.2755	46,613
	06	2008	14.6154	15.8863	35,522
	06	2007	13.6583	14.6154	60,320
	06	2006	13.2165	13.6583	73,766
	06	2005	14.4664	13.2165	69,777
	06	2004	13.3517	14.4664	70,191
	06	2003	11.7320	13.3517	66,537
	06	2002	9.8794	11.7320	71,946

MFS® Global Governments Portfolio S Class	01	2011	16.9557	17.7512	0
	01	2010	16.4085	16.9557	0
	01	2009	15.9716	16.4085	0
	01	2008	14.6501	15.9716	0
	01	2007	13.6420	14.6501	0
	01	2006	13.1603	13.6420	0
	01	2005	14.3699	13.1603	0
	01	2004	13.2199	14.3699	0
	01	2003	11.5813	13.2199	0
	01	2002	9.7251	11.5813	0

	02	2011	16.7167	17.4745	14,048
	02	2010	16.2018	16.7167	22,543
	02	2009	15.7944	16.2018	24,633
	02	2008	14.5096	15.7944	87,402
	02	2007	13.5319	14.5096	26,670
	02	2006	13.0738	13.5319	27,745
	02	2005	14.2970	13.0738	36,882
	02	2004	13.1730	14.2970	41,663
	02	2003	11.5577	13.1730	39,284
	02	2002	9.7200	11.5577	43,653

	03	2011	16.5594	17.2927	0
	03	2010	16.0656	16.5594	0
	03	2009	15.6775	16.0656	0
	03	2008	14.4168	15.6775	0
	03	2007	13.4589	14.4168	0
	03	2006	13.0165	13.4589	0
	03	2005	14.2487	13.0165	0
	03	2004	13.1418	14.2487	0
	03	2003	11.5420	13.1418	0
	03	2002	9.7166	11.5420	0

	04	2011	16.4811	17.2022	5,424
	04	2010	15.9977	16.4811	5,294
	04	2009	15.6191	15.9977	9,818
	04	2008	14.3705	15.6191	11,381
	04	2007	13.4225	14.3705	25,747
	04	2006	12.9878	13.4225	26,193
	04	2005	14.2246	12.9878	18,235
	04	2004	13.1261	14.2246	14,494
	04	2003	11.5341	13.1261	30,465
	04	2002	9.7149	11.5341	13,639

	05	2011	16.3255	17.0225	14,738
	05	2010	15.8628	16.3255	15,102
	05	2009	15.5031	15.8628	20,563
	05	2008	14.2782	15.5031	32,483
	05	2007	13.3500	14.2782	19,314
	05	2006	12.9307	13.3500	26,722
	05	2005	14.1764	12.9307	19,097
	05	2004	13.0950	14.1764	12,420
	05	2003	11.5184	13.0950	9,558
	05	2002	9.7115	11.5184	9,489

	06	2011	16.0949	16.7566	19,441
	06	2010	15.6625	16.0949	22,876
	06	2009	15.3307	15.6625	25,316
	06	2008	14.1410	15.3307	76,411
	06	2007	13.2419	14.1410	33,450
	06	2006	12.8455	13.2419	32,729
	06	2005	14.1043	12.8455	22,396
	06	2004	13.0483	14.1043	28,578
	06	2003	11.4949	13.0483	47,112
	06	2002	9.7064	11.4949	28,979

MFS® Global Growth Portfolio I Class	01	2011	11.4186	10.5829	0
	01	2010	10.3160	11.4186	45,918
	01	2009	7.4529	10.3160	45,918
	01	2008	12.3284	7.4529	26,460
	01	2007	10.9943	12.3284	26,460
	01	2006	9.4612	10.9943	26,460
	01	2005	8.6850	9.4612	14,167
	01	2004	7.5883	8.6850	14,167
	01	2003	5.6591	7.5883	0
	01	2002	7.0895	5.6591	0

	02	2011	11.2391	10.4008	75,516
	02	2010	10.1692	11.2391	86,002
	02	2009	7.3580	10.1692	102,748
	02	2008	12.1900	7.3580	119,140
	02	2007	10.8875	12.1900	207,404
	02	2006	9.3835	10.8875	243,483
	02	2005	8.6267	9.3835	280,214
	02	2004	7.5489	8.6267	301,886
	02	2003	5.6382	7.5489	359,577
	02	2002	7.0741	5.6382	408,379

	03	2011	11.1211	10.2812	0
	03	2010	10.0727	11.1211	0
	03	2009	7.2955	10.0727	0
	03	2008	12.0988	7.2955	0
	03	2007	10.8170	12.0988	0
	03	2006	9.3321	10.8170	0
	03	2005	8.5881	9.3321	719
	03	2004	7.5227	8.5881	9,114
	03	2003	5.6244	7.5227	9,071
	03	2002	7.0639	5.6244	20,122

	04	2011	11.0623	10.2217	69,569
	04	2010	10.0245	11.0623	87,820
	04	2009	7.2643	10.0245	99,669
	04	2008	12.0533	7.2643	142,581
	04	2007	10.7818	12.0533	189,169
	04	2006	9.3064	10.7818	248,558
	04	2005	8.5688	9.3064	254,314
	04	2004	7.5096	8.5688	306,996
	04	2003	5.6175	7.5096	365,890
	04	2002	7.0588	5.6175	425,713

	05	2011	10.9458	10.1038	146,146
	05	2010	9.9290	10.9458	210,360
	05	2009	7.2024	9.9290	266,604
	05	2008	11.9627	7.2024	293,600
	05	2007	10.7117	11.9627	421,920
	05	2006	9.2553	10.7117	495,726
	05	2005	8.5304	9.2553	517,641
	05	2004	7.4836	8.5304	551,946
	05	2003	5.6036	7.4836	586,270
	05	2002	7.0485	5.6036	634,629

	06	2011	10.7733	9.9295	67,978
	06	2010	9.7874	10.7733	72,241
	06	2009	7.1105	9.7874	77,463
	06	2008	11.8281	7.1105	95,128
	06	2007	10.6074	11.8281	131,488
	06	2006	9.1791	10.6074	153,204
	06	2005	8.4730	9.1791	170,191
	06	2004	7.4446	8.4730	226,803
	06	2003	5.5829	7.4446	222,638
	06	2002	7.0332	5.5829	226,143

MFS® Global Growth Portfolio S Class	01	2011	15.2470	14.0886	0
	01	2010	13.8081	15.2470	0
	01	2009	10.0031	13.8081	0
	01	2008	16.5832	10.0031	1,865
	01	2007	14.8194	16.5832	2,672
	01	2006	12.7933	14.8194	3,771
	01	2005	11.7759	12.7933	5,168
	01	2004	10.3068	11.7759	6,825
	01	2003	7.7044	10.3068	8,587
	01	2002	9.6873	7.7044	11,269

	02	2011	15.0320	13.8689	6,993
	02	2010	13.6341	15.0320	10,185
	02	2009	9.8920	13.6341	12,748
	02	2008	16.4241	9.8920	15,043
	02	2007	14.6997	16.4241	25,937
	02	2006	12.7092	14.6997	30,802
	02	2005	11.7161	12.7092	29,623
	02	2004	10.2701	11.7161	31,744
	02	2003	7.6886	10.2701	38,676
	02	2002	9.6823	7.6886	45,967

	03	2011	14.8905	13.7245	0
	03	2010	13.5194	14.8905	0
	03	2009	9.8187	13.5194	0
	03	2008	16.3190	9.8187	0
	03	2007	14.6205	16.3190	0
	03	2006	12.6534	14.6205	0
	03	2005	11.6765	12.6534	0
	03	2004	10.2457	11.6765	0
	03	2003	7.6781	10.2457	0
	03	2002	9.6789	7.6781	0

	04	2011	14.8200	13.6526	10,415
	04	2010	13.4622	14.8200	12,645
	04	2009	9.7822	13.4622	15,771
	04	2008	16.2666	9.7822	31,078
	04	2007	14.5809	16.2666	27,573
	04	2006	12.6256	14.5809	34,288
	04	2005	11.6567	12.6256	34,993
	04	2004	10.2335	11.6567	42,060
	04	2003	7.6729	10.2335	49,464
	04	2002	9.6772	7.6729	41,530

	05	2011	14.6801	13.5100	23,477
	05	2010	13.3486	14.6801	29,999
	05	2009	9.7094	13.3486	36,693
	05	2008	16.1621	9.7094	41,832
	05	2007	14.5021	16.1621	47,429
	05	2006	12.5700	14.5021	52,260
	05	2005	11.6172	12.5700	56,086
	05	2004	10.2092	11.6172	60,431
	05	2003	7.6624	10.2092	64,736
	05	2002	9.6738	7.6624	67,838

	06	2011	14.4726	13.2988	9,618
	06	2010	13.1799	14.4726	20,508
	06	2009	9.6013	13.1799	26,396
	06	2008	16.0067	9.6013	30,320
	06	2007	14.3846	16.0067	35,362
	06	2006	12.4871	14.3846	42,580
	06	2005	11.5581	12.4871	42,021
	06	2004	10.1728	11.5581	53,032
	06	2003	7.6467	10.1728	39,088
	06	2002	9.6687	7.6467	36,153

MFS® Global Research Portfolio I Class	01	2011	8.8070	8.1324	0
	01	2010	7.8960	8.8070	0
	01	2009	6.0221	7.8960	0
	01	2008	9.5692	6.0221	0
	01	2007	8.5363	9.5692	0
	01	2006	7.7990	8.5363	0
	01	2005	7.2935	7.7990	0
	01	2004	6.3605	7.2935	0
	01	2003	5.1267	6.3605	0
	01	2002	6.9178	5.1267	0

	02	2011	8.6684	7.9923	108,062
	02	2010	7.7836	8.6684	130,490
	02	2009	5.9453	7.7836	176,997
	02	2008	9.4616	5.9453	263,708
	02	2007	8.4532	9.4616	409,921
	02	2006	7.7348	8.4532	510,829
	02	2005	7.2444	7.7348	579,190
	02	2004	6.3274	7.2444	666,854
	02	2003	5.1077	6.3274	717,774
	02	2002	6.9027	5.1077	795,644

	03	2011	8.5773	7.9003	0
	03	2010	7.7095	8.5773	0
	03	2009	5.8948	7.7095	0
	03	2008	9.3907	5.8948	45,589
	03	2007	8.3984	9.3907	127,454
	03	2006	7.6924	8.3984	96,121
	03	2005	7.2120	7.6924	104,130
	03	2004	6.3054	7.2120	110,781
	03	2003	5.0951	6.3054	148,142
	03	2002	6.8926	5.0951	148,700

	04	2011	8.5320	7.8546	178,471
	04	2010	7.6727	8.5320	203,467
	04	2009	5.8696	7.6727	270,633
	04	2008	9.3553	5.8696	311,146
	04	2007	8.3710	9.3553	465,748
	04	2006	7.6712	8.3710	601,929
	04	2005	7.1957	7.6712	689,941
	04	2004	6.2944	7.1957	782,681
	04	2003	5.0888	6.2944	874,612
	04	2002	6.8876	5.0888	982,767

	05	2011	8.4420	7.7639	489,375
	05	2010	7.5995	8.4420	598,595
	05	2009	5.8195	7.5995	683,534
	05	2008	9.2850	5.8195	759,796
	05	2007	8.3165	9.2850	1,024,798
	05	2006	7.6290	8.3165	1,286,842
	05	2005	7.1634	7.6290	1,505,554
	05	2004	6.2725	7.1634	1,674,690
	05	2003	5.0763	6.2725	1,880,715
	05	2002	6.8776	5.0763	2,050,835

	06	2011	8.3089	7.6299	218,419
	06	2010	7.4910	8.3089	240,844
	06	2009	5.7452	7.4910	271,702
	06	2008	9.1804	5.7452	329,692
	06	2007	8.2355	9.1804	411,660
	06	2006	7.5661	8.2355	505,030
	06	2005	7.1151	7.5661	587,383
	06	2004	6.2398	7.1151	657,509
	06	2003	5.0574	6.2398	744,065
	06	2002	6.8625	5.0574	783,524

MFS® Global Research Portfolio S Class	01	2011	12.0224	11.0690	0
	01	2010	10.8022	12.0224	0
	01	2009	8.2645	10.8022	0
	01	2008	13.1608	8.2645	0
	01	2007	11.7683	13.1608	0
	01	2006	10.7749	11.7683	0
	01	2005	10.1045	10.7749	0
	01	2004	8.8341	10.1045	0
	01	2003	7.1379	8.8341	0
	01	2002	9.6588	7.1379	0

	02	2011	11.8529	10.8964	20,994
	02	2010	10.6660	11.8529	33,233
	02	2009	8.1727	10.6660	50,009
	02	2008	13.0345	8.1727	61,645
	02	2007	11.6732	13.0345	89,142
	02	2006	10.7041	11.6732	120,205
	02	2005	10.0533	10.7041	138,780
	02	2004	8.8027	10.0533	139,745
	02	2003	7.1233	8.8027	150,722
	02	2002	9.6537	7.1233	135,114

	03	2011	11.7413	10.7830	0
	03	2010	10.5763	11.7413	0
	03	2009	8.1121	10.5763	0
	03	2008	12.9511	8.1121	0
	03	2007	11.6103	12.9511	0
	03	2006	10.6571	11.6103	0
	03	2005	10.0193	10.6571	0
	03	2004	8.7818	10.0193	0
	03	2003	7.1136	8.7818	0
	03	2002	9.6503	7.1136	0

	04	2011	11.6858	10.7265	14,006
	04	2010	10.5316	11.6858	15,891
	04	2009	8.0819	10.5316	17,171
	04	2008	12.9095	8.0819	30,314
	04	2007	11.5789	12.9095	36,330
	04	2006	10.6337	11.5789	47,126
	04	2005	10.0023	10.6337	53,780
	04	2004	8.7714	10.0023	60,824
	04	2003	7.1088	8.7714	59,931
	04	2002	9.6486	7.1088	55,570

	05	2011	11.5754	10.6144	12,660
	05	2010	10.4427	11.5754	16,678
	05	2009	8.0218	10.4427	28,076
	05	2008	12.8266	8.0218	40,920
	05	2007	11.5163	12.8266	53,155
	05	2006	10.5869	11.5163	65,679
	05	2005	9.9683	10.5869	81,295
	05	2004	8.7505	9.9683	90,676
	05	2003	7.0991	8.7505	88,134
	05	2002	9.6452	7.0991	91,700

	06	2011	11.4117	10.4484	42,623
	06	2010	10.3107	11.4117	47,595
	06	2009	7.9325	10.3107	52,106
	06	2008	12.7032	7.9325	60,516
	06	2007	11.4230	12.7032	80,726
	06	2006	10.5171	11.4230	86,479
	06	2005	9.9176	10.5171	111,640
	06	2004	8.7193	9.9176	130,877
	06	2003	7.0845	8.7193	129,237
	06	2002	9.6402	7.0845	132,203

MFS® Global Tactical Allocation Portfolio I Class	01	2011	16.6940	16.7832	0
	01	2010	15.9790	16.6940	0
	01	2009	14.0157	15.9790	0
	01	2008	16.7391	14.0157	0
	01	2007	15.5316	16.7391	0
	01	2006	13.3771	15.5316	0
	01	2005	13.0218	13.3771	0
	01	2004	11.2313	13.0218	0
	01	2003	9.2252	11.2313	0
	01	2002	9.2627	9.2252	0

	02	2011	16.4331	16.4959	46,244
	02	2010	15.7533	16.4331	52,949
	02	2009	13.8387	15.7533	96,897
	02	2008	16.5529	13.8387	128,585
	02	2007	15.3823	16.5529	206,449
	02	2006	13.2685	15.3823	188,568
	02	2005	12.9357	13.2685	198,934
	02	2004	11.1740	12.9357	175,911
	02	2003	9.1921	11.1740	150,507
	02	2002	9.2435	9.1921	100,243

	03	2011	16.2617	16.3074	2,786
	03	2010	15.6047	16.2617	10,134
	03	2009	13.7221	15.6047	2,786
	03	2008	16.4300	13.7221	2,786
	03	2007	15.2837	16.4300	2,786
	03	2006	13.1968	15.2837	5,974
	03	2005	12.8787	13.1968	2,719
	03	2004	11.1360	12.8787	1,867
	03	2003	9.1702	11.1360	17,905
	03	2002	9.2307	9.1702	12,864

	04	2011	16.1764	16.2136	72,119
	04	2010	15.5307	16.1764	78,596
	04	2009	13.6639	15.5307	111,502
	04	2008	16.3687	13.6639	120,224
	04	2007	15.2344	16.3687	241,794
	04	2006	13.1609	15.2344	278,991
	04	2005	12.8502	13.1609	275,975
	04	2004	11.1170	12.8502	221,787
	04	2003	9.1592	11.1170	212,310
	04	2002	9.2243	9.1592	129,637

	05	2011	16.0070	16.0276	182,676
	05	2010	15.3837	16.0070	206,853
	05	2009	13.5483	15.3837	222,238
	05	2008	16.2468	13.5483	257,870
	05	2007	15.1363	16.2468	379,513
	05	2006	13.0894	15.1363	425,613
	05	2005	12.7933	13.0894	463,821
	05	2004	11.0791	12.7933	404,139
	05	2003	9.1372	11.0791	392,672
	05	2002	9.2115	9.1372	199,870

	06	2011	15.7563	15.7527	91,992
	06	2010	15.1658	15.7563	111,461
	06	2009	13.3768	15.1658	115,968
	06	2008	16.0656	13.3768	159,672
	06	2007	14.9905	16.0656	192,201
	06	2006	12.9829	14.9905	191,642
	06	2005	12.7085	12.9829	192,262
	06	2004	11.0225	12.7085	131,308
	06	2003	9.1043	11.0225	119,038
	06	2002	9.1924	9.1043	72,193

MFS® Global Tactical Allocation Portfolio S Class	01	2011	17.1929	17.2409	0
	01	2010	16.4912	17.1929	0
	01	2009	14.5132	16.4912	0
	01	2008	17.3674	14.5132	0
	01	2007	16.1509	17.3674	0
	01	2006	13.9540	16.1509	0
	01	2005	13.6126	13.9540	2,093
	01	2004	11.7650	13.6126	0
	01	2003	9.6983	11.7650	0
	01	2002	9.7569	9.6983	7,979

	02	2011	16.9505	16.9721	28,159
	02	2010	16.2834	16.9505	46,303
	02	2009	14.3521	16.2834	59,199
	02	2008	17.2008	14.3521	86,972
	02	2007	16.0204	17.2008	128,177
	02	2006	13.8622	16.0204	139,928
	02	2005	13.5435	13.8622	126,808
	02	2004	11.7231	13.5435	141,230
	02	2003	9.6785	11.7231	135,470
	02	2002	9.7518	9.6785	80,005

	03	2011	16.7910	16.7955	0
	03	2010	16.1465	16.7910	0
	03	2009	14.2458	16.1465	0
	03	2008	17.0908	14.2458	0
	03	2007	15.9341	17.0908	0
	03	2006	13.8015	15.9341	0
	03	2005	13.4978	13.8015	0
	03	2004	11.6954	13.4978	0
	03	2003	9.6653	11.6954	0
	03	2002	9.7483	9.6653	0

	04	2011	16.7115	16.7075	19,573
	04	2010	16.0782	16.7115	34,695
	04	2009	14.1928	16.0782	32,494
	04	2008	17.0358	14.1928	76,523
	04	2007	15.8910	17.0358	88,544
	04	2006	13.7711	15.8910	90,923
	04	2005	13.4749	13.7711	89,299
	04	2004	11.6815	13.4749	80,688
	04	2003	9.6587	11.6815	73,403
	04	2002	9.7466	9.6587	44,497

	05	2011	16.5538	16.5331	25,489
	05	2010	15.9426	16.5538	23,420
	05	2009	14.0874	15.9426	37,994
	05	2008	16.9265	14.0874	42,513
	05	2007	15.8051	16.9265	50,757
	05	2006	13.7105	15.8051	51,118
	05	2005	13.4292	13.7105	52,647
	05	2004	11.6537	13.4292	50,183
	05	2003	9.6455	11.6537	47,182
	05	2002	9.7432	9.6455	31,334

	06	2011	16.3198	16.2747	44,897
	06	2010	15.7412	16.3198	46,065
	06	2009	13.9306	15.7412	57,284
	06	2008	16.7638	13.9306	71,171
	06	2007	15.6771	16.7638	86,053
	06	2006	13.6201	15.6771	90,088
	06	2005	13.3609	13.6201	89,181
	06	2004	11.6122	13.3609	91,852
	06	2003	9.6258	11.6122	83,797
	06	2002	9.7381	9.6258	62,519

MFS® Government Securities Portfolio I Class	01	2011	16.2416	17.2696	0
	01	2010	15.6615	16.2416	0
	01	2009	15.1393	15.6615	0
	01	2008	14.0886	15.1393	0
	01	2007	13.2784	14.0886	65,381
	01	2006	12.9355	13.2784	63,914
	01	2005	12.7717	12.9355	57,954
	01	2004	12.4334	12.7717	54,183
	01	2003	12.2947	12.4334	56,819
	01	2002	11.3102	12.2947	79,311

	02	2011	15.9860	16.9720	189,235
	02	2010	15.4384	15.9860	274,880
	02	2009	14.9463	15.4384	331,810
	02	2008	13.9302	14.9463	411,195
	02	2007	13.1492	13.9302	749,038
	02	2006	12.8290	13.1492	841,752
	02	2005	12.6857	12.8290	905,433
	02	2004	12.3686	12.6857	1,024,866
	02	2003	12.2492	12.3686	1,208,075
	02	2002	11.2854	12.2492	1,535,010

	03	2011	15.8180	16.7767	59,234
	03	2010	15.2916	15.8180	38,128
	03	2009	14.8192	15.2916	111,695
	03	2008	13.8257	14.8192	31,742
	03	2007	13.0638	13.8257	55,552
	03	2006	12.7586	13.0638	56,562
	03	2005	12.6288	12.7586	54,512
	03	2004	12.3256	12.6288	123,324
	03	2003	12.2190	12.3256	131,414
	03	2002	11.2690	12.2190	215,755

	04	2011	15.7344	16.6797	232,719
	04	2010	15.2185	15.7344	300,789
	04	2009	14.7559	15.2185	330,736
	04	2008	13.7736	14.7559	400,301
	04	2007	13.0213	13.7736	757,049
	04	2006	12.7235	13.0213	846,022
	04	2005	12.6004	12.7235	988,757
	04	2004	12.3041	12.6004	1,080,942
	04	2003	12.2039	12.3041	1,363,351
	04	2002	11.2607	12.2039	1,913,473

	05	2011	15.5685	16.4871	510,573
	05	2010	15.0733	15.5685	640,514
	05	2009	14.6299	15.0733	752,513
	05	2008	13.6699	14.6299	891,171
	05	2007	12.9364	13.6699	1,385,284
	05	2006	12.6534	12.9364	1,588,152
	05	2005	12.5437	12.6534	1,721,343
	05	2004	12.2611	12.5437	1,869,068
	05	2003	12.1736	12.2611	2,261,410
	05	2002	11.2442	12.1736	2,825,611

	06	2011	15.3229	16.2024	330,159
	06	2010	14.8581	15.3229	382,152
	06	2009	14.4430	14.8581	438,505
	06	2008	13.5159	14.4430	472,052
	06	2007	12.8103	13.5159	668,952
	06	2006	12.5490	12.8103	711,318
	06	2005	12.4591	12.5490	790,327
	06	2004	12.1971	12.4591	991,910
	06	2003	12.1285	12.1971	1,193,587
	06	2002	11.2196	12.1285	1,486,063

MFS® Government Securities Portfolio S Class	01	2011	14.2265	15.0862	26,771
	01	2010	13.7522	14.2265	27,935
	01	2009	13.3270	13.7522	25,128
	01	2008	12.4308	13.3270	19,770
	01	2007	11.7457	12.4308	29,781
	01	2006	11.4658	11.7457	29,107
	01	2005	11.3535	11.4658	26,401
	01	2004	11.0752	11.3535	22,842
	01	2003	10.9817	11.0752	0
	01	2002	10.1290	10.9817	0

	02	2011	14.0260	14.8511	148,506
	02	2010	13.5789	14.0260	203,349
	02	2009	13.1791	13.5789	300,510
	02	2008	12.3116	13.1791	478,178
	02	2007	11.6508	12.3116	525,383
	02	2006	11.3904	11.6508	630,242
	02	2005	11.2959	11.3904	693,960
	02	2004	11.0358	11.2959	808,370
	02	2003	10.9593	11.0358	974,838
	02	2002	10.1237	10.9593	1,072,889

	03	2011	13.8940	14.6965	0
	03	2010	13.4648	13.8940	0
	03	2009	13.0815	13.4648	0
	03	2008	12.2328	13.0815	0
	03	2007	11.5880	12.2328	0
	03	2006	11.3404	11.5880	0
	03	2005	11.2577	11.3404	0
	03	2004	11.0097	11.2577	0
	03	2003	10.9444	11.0097	0
	03	2002	10.1202	10.9444	0

	04	2011	13.8283	14.6196	153,616
	04	2010	13.4078	13.8283	222,019
	04	2009	13.0328	13.4078	251,103
	04	2008	12.1935	13.0328	347,126
	04	2007	11.5567	12.1935	350,367
	04	2006	11.3155	11.5567	374,061
	04	2005	11.2386	11.3155	463,005
	04	2004	10.9966	11.2386	529,437
	04	2003	10.9370	10.9966	679,618
	04	2002	10.1184	10.9370	862,933

	05	2011	13.6977	14.4669	129,218
	05	2010	13.2947	13.6977	155,480
	05	2009	12.9360	13.2947	196,099
	05	2008	12.1152	12.9360	269,039
	05	2007	11.4942	12.1152	347,224
	05	2006	11.2657	11.4942	429,172
	05	2005	11.2005	11.2657	458,504
	05	2004	10.9705	11.2005	496,683
	05	2003	10.9221	10.9705	586,861
	05	2002	10.1149	10.9221	679,375

	06	2011	13.5042	14.2409	301,547
	06	2010	13.1269	13.5042	349,599
	06	2009	12.7921	13.1269	406,307
	06	2008	11.9987	12.7921	444,922
	06	2007	11.4011	11.9987	564,602
	06	2006	11.1915	11.4011	625,881
	06	2005	11.1436	11.1915	714,681
	06	2004	10.9314	11.1436	783,397
	06	2003	10.8997	10.9314	903,437
	06	2002	10.1096	10.8997	1,121,336

MFS® Growth Portfolio I Class	01	2011	6.4395	6.3464	116
	01	2010	5.6164	6.4395	120
	01	2009	4.1188	5.6164	13,533
	01	2008	12.6321	4.1188	13,840
	01	2007	10.5457	6.6392	67,318
	01	2006	9.8906	5.5313	73,991
	01	2005	9.1739	5.1722	75,704
	01	2004	8.2033	4.7869	77,944
	01	2003	6.3186	4.2699	46,887
	01	2002	9.7225	3.2800	57,582

	02	2011	6.3379	6.2369	276,396
	02	2010	5.5362	6.3379	316,778
	02	2009	4.0662	5.5362	455,010
	02	2008	12.5109	4.0662	586,031
	02	2007	10.4604	6.5643	879,772
	02	2006	9.8256	5.4773	1,182,185
	02	2005	9.1274	5.1295	1,341,261
	02	2004	8.1741	4.7545	1,599,440
	02	2003	6.3057	4.2475	1,710,967
	02	2002	9.7174	3.2677	1,865,906

	03	2011	6.2712	6.1650	35,638
	03	2010	5.4835	6.2712	36,354
	03	2009	4.0315	5.4835	37,538
	03	2008	12.4308	4.0315	79,460
	03	2007	10.4041	6.5150	224,371
	03	2006	9.7825	5.4417	609,399
	03	2005	9.0965	5.1012	583,125
	03	2004	8.1548	4.7331	648,075
	03	2003	6.2971	4.2327	565,404
	03	2002	9.7140	3.2596	625,165

	04	2011	6.2380	6.1293	343,571
	04	2010	5.4572	6.2380	417,546
	04	2009	4.0142	5.4572	490,035
	04	2008	12.3908	4.0142	644,548
	04	2007	10.3759	6.4904	861,088
	04	2006	9.7609	5.4239	1,107,363
	04	2005	9.0811	5.0871	1,298,471
	04	2004	8.1450	4.7224	1,575,201
	04	2003	6.2928	4.2253	1,728,162
	04	2002	9.7123	3.2555	1,877,110

	05	2011	6.1721	6.0583	1,010,277
	05	2010	5.4050	6.1721	1,139,837
	05	2009	3.9799	5.4050	1,362,834
	05	2008	12.3113	3.9799	1,555,969
	05	2007	10.3197	6.4414	2,175,036
	05	2006	9.7180	5.3885	2,871,704
	05	2005	9.0503	5.0590	3,376,597
	05	2004	8.1257	4.7011	3,946,486
	05	2003	6.2842	4.2104	4,270,281
	05	2002	9.7089	3.2474	4,680,122

	06	2011	6.0745	5.9536	492,466
	06	2010	5.3277	6.0745	524,008
	06	2009	3.9289	5.3277	766,904
	06	2008	12.1929	3.9289	871,419
	06	2007	10.2362	6.3687	1,005,481
	06	2006	9.6539	5.3358	1,226,237
	06	2005	9.0042	5.0171	1,374,507
	06	2004	8.0967	4.6692	1,573,561
	06	2003	6.2713	4.1883	1,714,323
	06	2002	9.7038	3.2353	1,829,040

MFS® Growth Portfolio S Class	01	2011	12.1562	11.9522	13,215
	01	2010	10.6308	12.1562	13,178
	01	2009	7.8121	10.6308	13,412
	01	2008	12.6321	7.8121	13,725
	01	2007	10.5457	12.6321	11,717
	01	2006	9.8906	10.5457	12,885
	01	2005	9.1739	9.8906	13,181
	01	2004	10.0000	9.1739	12,791
	01	2003	10.0000	10.0000	0
	01	2002	10.0000	10.0000	0

	02	2011	11.9848	11.7658	46,731
	02	2010	10.4968	11.9848	44,366
	02	2009	7.7254	10.4968	68,291
	02	2008	12.5109	7.7254	90,984
	02	2007	10.4604	12.5109	109,710
	02	2006	9.8256	10.4604	144,263
	02	2005	9.1274	9.8256	163,675
	02	2004	8.1742	9.1274	191,361
	02	2003	6.3058	8.1742	188,328
	02	2002	9.7174	6.3058	174,754

	03	2011	11.8720	11.6433	0
	03	2010	10.4085	11.8720	0
	03	2009	7.6681	10.4085	0
	03	2008	12.4308	7.6681	0
	03	2007	10.4041	12.4308	0
	03	2006	9.7825	10.4041	0
	03	2005	9.0965	9.7825	0
	03	2004	10.0000	9.0965	0
	03	2003	10.0000	10.0000	0
	03	2002	10.0000	10.0000	0

	04	2011	11.8158	11.5823	29,115
	04	2010	10.3645	11.8158	29,464
	04	2009	7.6396	10.3645	43,237
	04	2008	12.3908	7.6396	67,163
	04	2007	10.3759	12.3908	90,314
	04	2006	9.7609	10.3759	115,395
	04	2005	9.0811	9.7609	134,910
	04	2004	8.1451	9.0811	149,742
	04	2003	6.2929	8.1451	153,525
	04	2002	9.7123	6.2929	134,393

	05	2011	11.7042	11.4613	75,245
	05	2010	10.2770	11.7042	81,071
	05	2009	7.5828	10.2770	99,746
	05	2008	12.3113	7.5828	113,303
	05	2007	10.3197	12.3113	124,060
	05	2006	9.7180	10.3197	140,402
	05	2005	9.0503	9.7180	143,642
	05	2004	8.1257	9.0503	152,392
	05	2003	6.2843	8.1257	157,538
	05	2002	9.7089	6.2843	187,281

	06	2011	11.5387	11.2822	90,594
	06	2010	10.1471	11.5387	133,323
	06	2009	7.4984	10.1471	140,145
	06	2008	12.1929	7.4984	169,697
	06	2007	10.2362	12.1929	166,235
	06	2006	9.6539	10.2362	188,262
	06	2005	9.0042	9.6539	199,082
	06	2004	8.0967	9.0042	213,993
	06	2003	6.2714	8.0967	218,597
	06	2002	9.7038	6.2714	234,953

MFS® High Yield Portfolio I Class	01	2011	16.2331	16.7357	30
	01	2010	14.1925	16.2331	31
	01	2009	9.5344	14.1925	31
	01	2008	13.6928	9.5344	34
	01	2007	13.5704	13.6928	26,692
	01	2006	12.4167	13.5704	25,220
	01	2005	12.2725	12.4167	24,493
	01	2004	11.3166	12.2725	23,169
	01	2003	9.4127	11.3166	28,182
	01	2002	9.2578	9.4127	60,005

	02	2011	15.9776	16.4473	81,309
	02	2010	13.9903	15.9776	98,078
	02	2009	9.4129	13.9903	127,665
	02	2008	13.5389	9.4129	182,393
	02	2007	13.4383	13.5389	315,284
	02	2006	12.3145	13.4383	393,588
	02	2005	12.1899	12.3145	468,699
	02	2004	11.2576	12.1899	564,160
	02	2003	9.3778	11.2576	663,798
	02	2002	9.2375	9.3778	649,634

	03	2011	15.8097	16.2581	12,464
	03	2010	13.8573	15.8097	13,286
	03	2009	9.3328	13.8573	14,168
	03	2008	13.4373	9.3328	16,406
	03	2007	13.3511	13.4373	49,877
	03	2006	12.2469	13.3511	78,280
	03	2005	12.1352	12.2469	81,778
	03	2004	11.2185	12.1352	90,233
	03	2003	9.3547	11.2185	72,234
	03	2002	9.2240	9.3547	50,291

	04	2011	15.7262	16.1641	116,166
	04	2010	13.7911	15.7262	133,414
	04	2009	9.2929	13.7911	167,066
	04	2008	13.3867	9.2929	219,501
	04	2007	13.3076	13.3867	358,117
	04	2006	12.2131	13.3076	450,234
	04	2005	12.1079	12.2131	511,437
	04	2004	11.1989	12.1079	607,807
	04	2003	9.3431	11.1989	683,551
	04	2002	9.2173	9.3431	666,543

	05	2011	15.5603	15.9774	252,975
	05	2010	13.6595	15.5603	321,045
	05	2009	9.2135	13.6595	392,631
	05	2008	13.2859	9.2135	477,190
	05	2007	13.2209	13.2859	725,802
	05	2006	12.1458	13.2209	880,474
	05	2005	12.0534	12.1458	978,905
	05	2004	11.1598	12.0534	1,086,820
	05	2003	9.3199	11.1598	1,227,231
	05	2002	9.2037	9.3199	1,190,721

	06	2011	15.3149	15.7015	162,293
	06	2010	13.4645	15.3149	171,930
	06	2009	9.0958	13.4645	210,871
	06	2008	13.1362	9.0958	233,627
	06	2007	13.0919	13.1362	325,364
	06	2006	12.0457	13.0919	365,143
	06	2005	11.9721	12.0457	402,005
	06	2004	11.1015	11.9721	446,860
	06	2003	9.2853	11.1015	520,155
	06	2002	9.1836	9.2853	483,805

MFS® High Yield Portfolio S Class	01	2011	16.9749	17.4547	9,324
	01	2010	14.8612	16.9749	9,409
	01	2009	10.0269	14.8612	9,505
	01	2008	14.3961	10.0269	11,353
	01	2007	14.3185	14.3961	10,174
	01	2006	13.1428	14.3185	9,616
	01	2005	13.0232	13.1428	9,325
	01	2004	12.0280	13.0232	8,190
	01	2003	10.0237	12.0280	0
	01	2002	9.8959	10.0237	0

	02	2011	16.7357	17.1826	64,458
	02	2010	14.6740	16.7357	80,060
	02	2009	9.9156	14.6740	117,492
	02	2008	14.2580	9.9156	153,828
	02	2007	14.2029	14.2580	193,002
	02	2006	13.0564	14.2029	239,338
	02	2005	12.9572	13.0564	261,156
	02	2004	11.9853	12.9572	309,681
	02	2003	10.0032	11.9853	380,187
	02	2002	9.8907	10.0032	335,352

	03	2011	16.5782	17.0038	0
	03	2010	14.5506	16.5782	0
	03	2009	9.8422	14.5506	0
	03	2008	14.1669	9.8422	0
	03	2007	14.1264	14.1669	0
	03	2006	12.9992	14.1264	0
	03	2005	12.9134	12.9992	0
	03	2004	11.9570	12.9134	0
	03	2003	9.9897	11.9570	0
	03	2002	9.8872	9.9897	0

	04	2011	16.4998	16.9148	40,575
	04	2010	14.4891	16.4998	45,909
	04	2009	9.8056	14.4891	67,512
	04	2008	14.1213	9.8056	143,088
	04	2007	14.0882	14.1213	169,363
	04	2006	12.9706	14.0882	172,104
	04	2005	12.8915	12.9706	181,760
	04	2004	11.9427	12.8915	204,317
	04	2003	9.9828	11.9427	230,236
	04	2002	9.8855	9.9828	213,921

	05	2011	16.3440	16.7381	55,190
	05	2010	14.3668	16.3440	82,258
	05	2009	9.7327	14.3668	106,755
	05	2008	14.0306	9.7327	130,989
	05	2007	14.0120	14.0306	163,185
	05	2006	12.9135	14.0120	194,009
	05	2005	12.8478	12.9135	208,846
	05	2004	11.9143	12.8478	263,671
	05	2003	9.9692	11.9143	297,600
	05	2002	9.8820	9.9692	268,307

	06	2011	16.1131	16.4766	128,749
	06	2010	14.1854	16.1131	148,337
	06	2009	9.6244	14.1854	192,100
	06	2008	13.8958	9.6244	225,297
	06	2007	13.8986	13.8958	272,991
	06	2006	12.8284	13.8986	318,228
	06	2005	12.7825	12.8284	312,021
	06	2004	11.8719	12.7825	367,812
	06	2003	9.9488	11.8719	418,695
	06	2002	9.8768	9.9488	340,346

MFS® International Growth Portfolio I Class	01	2011	16.2610	14.3448	51
	01	2010	14.2629	16.2610	35,181
	01	2009	10.4352	14.2629	35,179
	01	2008	17.5172	10.4352	21,364
	01	2007	15.1778	17.5172	42,369
	01	2006	12.1633	15.1778	44,410
	01	2005	10.6916	12.1633	38,420
	01	2004	9.0801	10.6916	40,952
	01	2003	6.6142	9.0801	35,186
	01	2002	7.5824	6.6142	44,466

	02	2011	16.0050	14.0976	81,830
	02	2010	14.0597	16.0050	97,675
	02	2009	10.3021	14.0597	122,772
	02	2008	17.3202	10.3021	158,742
	02	2007	15.0301	17.3202	251,860
	02	2006	12.0631	15.0301	302,393
	02	2005	10.6196	12.0631	334,816
	02	2004	9.0327	10.6196	363,019
	02	2003	6.5897	9.0327	401,649
	02	2002	7.5658	6.5897	493,323

	03	2011	15.8368	13.9353	6,456
	03	2010	13.9260	15.8368	6,166
	03	2009	10.2144	13.9260	49,049
	03	2008	17.1903	10.2144	49,833
	03	2007	14.9325	17.1903	96,185
	03	2006	11.9969	14.9325	58,616
	03	2005	10.5720	11.9969	60,701
	03	2004	9.0013	10.5720	83,982
	03	2003	6.5734	9.0013	63,606
	03	2002	7.5547	6.5734	82,388

	04	2011	15.7530	13.8546	98,182
	04	2010	13.8593	15.7530	120,227
	04	2009	10.1707	13.8593	150,700
	04	2008	17.1255	10.1707	196,781
	04	2007	14.8838	17.1255	283,452
	04	2006	11.9638	14.8838	349,708
	04	2005	10.5482	11.9638	393,391
	04	2004	8.9855	10.5482	445,147
	04	2003	6.5652	8.9855	451,383
	04	2002	7.5492	6.5652	520,364

	05	2011	15.5869	13.6946	317,873
	05	2010	13.7270	15.5869	374,902
	05	2009	10.0839	13.7270	428,433
	05	2008	16.9966	10.0839	497,812
	05	2007	14.7868	16.9966	710,729
	05	2006	11.8979	14.7868	868,983
	05	2005	10.5007	11.8979	928,216
	05	2004	8.9542	10.5007	1,050,570
	05	2003	6.5490	8.9542	1,067,930
	05	2002	7.5381	6.5490	1,180,520

	06	2011	15.3409	13.4580	176,205
	06	2010	13.5310	15.3409	190,030
	06	2009	9.9550	13.5310	218,783
	06	2008	16.8050	9.9550	264,108
	06	2007	14.6426	16.8050	298,493
	06	2006	11.7997	14.6426	363,184
	06	2005	10.4298	11.7997	383,938
	06	2004	8.9073	10.4298	408,580
	06	2003	6.5246	8.9073	423,226
	06	2002	7.5215	6.5246	470,467

MFS® International Growth Portfolio S Class	01	2011	19.9635	17.5678	8,969
	01	2010	17.5552	19.9635	8,139
	01	2009	12.8785	17.5552	8,039
	01	2008	21.6672	12.8785	8,467
	01	2007	18.8252	21.6672	6,826
	01	2006	15.1205	18.8252	7,486
	01	2005	13.3243	15.1205	8,631
	01	2004	11.3502	13.3243	8,794
	01	2003	8.2865	11.3502	0
	01	2002	9.5137	8.2865	0

	02	2011	19.6820	17.2939	39,002
	02	2010	17.3340	19.6820	56,423
	02	2009	12.7355	17.3340	75,675
	02	2008	21.4593	12.7355	86,055
	02	2007	18.6731	21.4593	100,680
	02	2006	15.0211	18.6731	114,533
	02	2005	13.2567	15.0211	120,339
	02	2004	11.3099	13.2567	146,689
	02	2003	8.2695	11.3099	147,001
	02	2002	9.5087	8.2695	134,517

	03	2011	19.4968	17.1138	0
	03	2010	17.1882	19.4968	0
	03	2009	12.6412	17.1882	0
	03	2008	21.3221	12.6412	0
	03	2007	18.5725	21.3221	0
	03	2006	14.9552	18.5725	0
	03	2005	13.2119	14.9552	0
	03	2004	11.2831	13.2119	0
	03	2003	8.2583	11.2831	0
	03	2002	9.5053	8.2583	0

	04	2011	19.4045	17.0242	31,088
	04	2010	17.1156	19.4045	34,267
	04	2009	12.5942	17.1156	49,167
	04	2008	21.2535	12.5942	74,996
	04	2007	18.5223	21.2535	81,854
	04	2006	14.9223	18.5223	94,984
	04	2005	13.1895	14.9223	106,725
	04	2004	11.2697	13.1895	121,548
	04	2003	8.2526	11.2697	114,783
	04	2002	9.5036	8.2526	112,015

	05	2011	19.2212	16.8463	32,722
	05	2010	16.9711	19.2212	35,314
	05	2009	12.5005	16.9711	46,272
	05	2008	21.1170	12.5005	57,162
	05	2007	18.4221	21.1170	60,422
	05	2006	14.8567	18.4221	77,014
	05	2005	13.1447	14.8567	90,301
	05	2004	11.2428	13.1447	101,353
	05	2003	8.2414	11.2428	110,935
	05	2002	9.5003	8.2414	139,637

	06	2011	18.9496	16.5830	71,546
	06	2010	16.7567	18.9496	74,591
	06	2009	12.3614	16.7567	98,264
	06	2008	20.9140	12.3614	126,567
	06	2007	18.2729	20.9140	144,420
	06	2006	14.7587	18.2729	153,072
	06	2005	13.0779	14.7587	164,744
	06	2004	11.2028	13.0779	187,883
	06	2003	8.2245	11.2028	183,748
	06	2002	9.4953	8.2245	177,115

MFS® International Value Portfolio I Class	01	2011	17.8959	17.4480	0
	01	2010	16.5677	17.8959	30,553
	01	2009	13.3486	16.5677	30,553
	01	2008	19.6587	13.3486	18,857
	01	2007	18.4986	19.6587	18,857
	01	2006	14.4590	18.4986	18,857
	01	2005	12.6757	14.4590	10,789
	01	2004	10.0012	12.6757	10,789
	01	2003	7.5600	10.0012	0
	01	2002	8.1188	7.5600	0

	02	2011	17.6150	17.1481	43,554
	02	2010	16.3324	17.6150	58,172
	02	2009	13.1790	16.3324	76,872
	02	2008	19.4386	13.1790	103,054
	02	2007	18.3195	19.4386	160,884
	02	2006	14.3406	18.3195	171,460
	02	2005	12.5910	14.3406	163,252
	02	2004	9.9495	12.5910	114,728
	02	2003	7.5324	9.9495	89,267
	02	2002	8.1014	7.5324	92,940

	03	2011	17.4303	16.9512	553
	03	2010	16.1775	17.4303	6,059
	03	2009	13.0672	16.1775	11,586
	03	2008	19.2934	13.0672	11,586
	03	2007	18.2011	19.2934	36,548
	03	2006	14.2623	18.2011	10,265
	03	2005	12.5349	14.2623	19,548
	03	2004	9.9152	12.5349	19,529
	03	2003	7.5140	9.9152	6,935
	03	2002	8.0898	7.5140	553

	04	2011	17.3385	16.8533	51,074
	04	2010	16.1004	17.3385	69,297
	04	2009	13.0116	16.1004	93,008
	04	2008	19.2210	13.0116	122,144
	04	2007	18.1420	19.2210	190,836
	04	2006	14.2232	18.1420	204,082
	04	2005	12.5068	14.2232	197,723
	04	2004	9.8981	12.5068	148,456
	04	2003	7.5048	9.8981	101,023
	04	2002	8.0840	7.5048	92,400

	05	2011	17.1561	16.6592	164,867
	05	2010	15.9473	17.1561	198,491
	05	2009	12.9009	15.9473	214,842
	05	2008	19.0769	12.9009	245,523
	05	2007	18.0244	19.0769	381,684
	05	2006	14.1453	18.0244	426,597
	05	2005	12.4509	14.1453	430,562
	05	2004	9.8638	12.4509	328,177
	05	2003	7.4864	9.8638	265,677
	05	2002	8.0724	7.4864	230,237

	06	2011	16.8862	16.3721	57,873
	06	2010	15.7202	16.8862	68,709
	06	2009	12.7366	15.7202	75,447
	06	2008	18.8628	12.7366	83,909
	06	2007	17.8494	18.8628	118,680
	06	2006	14.0292	17.8494	150,233
	06	2005	12.3675	14.0292	142,308
	06	2004	9.8127	12.3675	126,373
	06	2003	7.4589	9.8127	89,944
	06	2002	8.0550	7.4589	75,783

MFS® International Value Portfolio S Class	01	2011	20.2615	19.7028	0
	01	2010	18.8141	20.2615	0
	01	2009	15.1896	18.8141	0
	01	2008	22.4242	15.1896	0
	01	2007	21.1627	22.4242	0
	01	2006	16.5765	21.1627	0
	01	2005	14.5680	16.5765	0
	01	2004	11.5196	14.5680	0
	01	2003	8.7358	11.5196	0
	01	2002	9.3834	8.7358	0

	02	2011	19.9757	19.3955	17,234
	02	2010	18.5770	19.9757	21,176
	02	2009	15.0210	18.5770	27,344
	02	2008	22.2091	15.0210	34,240
	02	2007	20.9917	22.2091	47,938
	02	2006	16.4675	20.9917	47,041
	02	2005	14.4941	16.4675	45,280
	02	2004	11.4786	14.4941	32,060
	02	2003	8.7179	11.4786	34,051
	02	2002	9.3785	8.7179	27,487

	03	2011	19.7878	19.1937	0
	03	2010	18.4208	19.7878	0
	03	2009	14.9097	18.4208	0
	03	2008	22.0670	14.9097	0
	03	2007	20.8787	22.0670	0
	03	2006	16.3953	20.8787	0
	03	2005	14.4451	16.3953	0
	03	2004	11.4514	14.4451	0
	03	2003	8.7061	11.4514	0
	03	2002	9.3752	8.7061	0

	04	2011	19.6941	19.0931	7,902
	04	2010	18.3429	19.6941	8,516
	04	2009	14.8542	18.3429	20,269
	04	2008	21.9961	14.8542	36,382
	04	2007	20.8222	21.9961	42,678
	04	2006	16.3592	20.8222	45,895
	04	2005	14.4206	16.3592	35,331
	04	2004	11.4378	14.4206	23,283
	04	2003	8.7001	11.4378	15,234
	04	2002	9.3735	8.7001	8,018

	05	2011	19.5081	18.8936	11,913
	05	2010	18.1881	19.5081	14,368
	05	2009	14.7438	18.1881	15,602
	05	2008	21.8548	14.7438	20,015
	05	2007	20.7096	21.8548	32,192
	05	2006	16.2872	20.7096	29,139
	05	2005	14.3717	16.2872	24,855
	05	2004	11.4106	14.3717	18,984
	05	2003	8.6882	11.4106	14,544
	05	2002	9.3702	8.6882	6,025

	06	2011	19.2324	18.5984	21,688
	06	2010	17.9583	19.2324	28,853
	06	2009	14.5798	17.9583	40,263
	06	2008	21.6447	14.5798	51,518
	06	2007	20.5419	21.6447	82,182
	06	2006	16.1799	20.5419	69,502
	06	2005	14.2986	16.1799	59,546
	06	2004	11.3699	14.2986	48,450
	06	2003	8.6704	11.3699	21,759
	06	2002	9.3653	8.6704	19,212

MFS® Massachusetts Investors Growth Stock Portfolio I Class	01	2011	7.1858	7.1707	108,624
	01	2010	6.4146	7.1858	108,634
	01	2009	4.6236	6.4146	108,629
	01	2008	7.4390	4.6236	108,454
	01	2007	6.7377	7.4390	108,454
	01	2006	6.3210	6.7377	56,957
	01	2005	6.1172	6.3210	56,957
	01	2004	5.6375	6.1172	56,957
	01	2003	4.6150	5.6375	56,957
	01	2002	6.4797	4.6150	100,114

	02	2011	7.0726	7.0471	706,935
	02	2010	6.3232	7.0726	847,307
	02	2009	4.5646	6.3232	1,055,430
	02	2008	7.3553	4.5646	855,548
	02	2007	6.6721	7.3553	1,375,224
	02	2006	6.2690	6.6721	1,525,155
	02	2005	6.0760	6.2690	1,621,469
	02	2004	5.6080	6.0760	1,852,691
	02	2003	4.5979	5.6080	2,091,078
	02	2002	6.4655	4.5979	2,228,096

	03	2011	7.0732	7.0405	119,325
	03	2010	6.3300	7.0732	125,338
	03	2009	4.5741	6.3300	127,308
	03	2008	7.3782	4.5741	162,102
	03	2007	6.6997	7.3782	184,303
	03	2006	6.3012	6.6997	174,518
	03	2005	6.1135	6.3012	255,908
	03	2004	5.6483	6.1135	285,847
	03	2003	4.6356	5.6483	460,872
	03	2002	6.5251	4.6356	444,541

	04	2011	6.9612	6.9255	906,119
	04	2010	6.2330	6.9612	1,190,310
	04	2009	4.5063	6.2330	1,429,633
	04	2008	7.2725	4.5063	1,238,541
	04	2007	6.6071	7.2725	1,788,092
	04	2006	6.2173	6.6071	1,998,805
	04	2005	6.0351	6.2173	2,356,316
	04	2004	5.5787	6.0351	3,047,723
	04	2003	4.5808	5.5787	3,412,410
	04	2002	6.4512	4.5808	3,545,907

	05	2011	6.8877	6.8455	2,488,213
	05	2010	6.1735	6.8877	3,024,965
	05	2009	4.4678	6.1735	3,502,481
	05	2008	7.2177	4.4678	2,650,003
	05	2007	6.5640	7.2177	3,957,598
	05	2006	6.1830	6.5640	4,619,671
	05	2005	6.0078	6.1830	5,377,332
	05	2004	5.5592	6.0078	6,238,492
	05	2003	4.5694	5.5592	7,039,270
	05	2002	6.4418	4.5694	7,600,871

	06	2011	6.7790	6.7272	1,153,436
	06	2010	6.0852	6.7790	1,306,474
	06	2009	4.4106	6.0852	1,556,772
	06	2008	7.1363	4.4106	1,057,509
	06	2007	6.4999	7.1363	1,350,536
	06	2006	6.1319	6.4999	1,467,452
	06	2005	5.9672	6.1319	1,677,685
	06	2004	5.5301	5.9672	1,896,782
	06	2003	4.5524	5.5301	2,129,544
	06	2002	6.4275	4.5524	2,217,096

MFS® Massachusetts Investors Growth Stock Portfolio S Class	01	2011	10.6152	10.5691	25,103
	01	2010	9.5033	10.6152	25,686
	01	2009	6.8674	9.5033	25,719
	01	2008	11.0729	6.8674	5,247
	01	2007	10.0529	11.0729	7,278
	01	2006	9.4532	10.0529	9,668
	01	2005	9.1675	9.4532	22,783
	01	2004	8.4680	9.1675	30,216
	01	2003	6.9628	8.4680	32,727
	01	2002	9.7841	6.9628	25,610

	02	2011	10.4655	10.4043	167,621
	02	2010	9.3836	10.4655	229,627
	02	2009	6.7911	9.3836	321,878
	02	2008	10.9667	6.7911	243,925
	02	2007	9.9717	10.9667	359,156
	02	2006	9.3910	9.9717	353,837
	02	2005	9.1210	9.3910	405,299
	02	2004	8.4379	9.1210	440,008
	02	2003	6.9485	8.4379	484,851
	02	2002	9.7790	6.9485	474,378

	03	2011	10.3670	10.2959	0
	03	2010	9.3046	10.3670	0
	03	2009	6.7408	9.3046	0
	03	2008	10.8965	6.7408	0
	03	2007	9.9180	10.8965	0
	03	2006	9.3499	9.9180	0
	03	2005	9.0902	9.3499	0
	03	2004	8.4179	9.0902	0
	03	2003	6.9391	8.4179	0
	03	2002	9.7756	6.9391	0

	04	2011	10.3179	10.2420	146,551
	04	2010	9.2653	10.3179	177,036
	04	2009	6.7157	9.2653	233,311
	04	2008	10.8615	6.7157	232,869
	04	2007	9.8911	10.8615	281,687
	04	2006	9.3293	9.8911	297,468
	04	2005	9.0747	9.3293	327,400
	04	2004	8.4079	9.0747	369,707
	04	2003	6.9343	8.4079	420,037
	04	2002	9.7738	6.9343	398,428

	05	2011	10.2204	10.1350	172,302
	05	2010	9.1870	10.2204	227,004
	05	2009	6.6658	9.1870	311,843
	05	2008	10.7917	6.6658	229,997
	05	2007	9.8376	10.7917	289,289
	05	2006	9.2882	9.8376	283,344
	05	2005	9.0439	9.2882	331,368
	05	2004	8.3879	9.0439	383,120
	05	2003	6.9248	8.3879	400,408
	05	2002	9.7704	6.9248	392,836

	06	2011	10.0759	9.9765	342,440
	06	2010	9.0710	10.0759	536,277
	06	2009	6.5916	9.0710	664,512
	06	2008	10.6879	6.5916	340,035
	06	2007	9.7579	10.6879	463,102
	06	2006	9.2270	9.7579	484,106
	06	2005	8.9979	9.2270	560,673
	06	2004	8.3579	8.9979	630,417
	06	2003	6.9106	8.3579	722,103
	06	2002	9.7653	6.9106	587,666

MFS® Mid Cap Growth Portfolio I Class	01	2011	5.5688	5.1830	0
	01	2010	4.3521	5.5688	28,266
	01	2009	3.0890	4.3521	28,266
	01	2008	6.4126	3.0890	0
	01	2007	5.8972	6.4126	0
	01	2006	5.8203	5.8972	0
	01	2005	5.7020	5.8203	0
	01	2004	5.0249	5.7020	0
	01	2003	3.6813	5.0249	0
	01	2002	7.0372	3.6813	0

	02	2011	5.4823	5.0947	112,798
	02	2010	4.2910	5.4823	148,048
	02	2009	3.0503	4.2910	166,517
	02	2008	6.3419	3.0503	208,329
	02	2007	5.8410	6.3419	333,324
	02	2006	5.7737	5.8410	431,320
	02	2005	5.6648	5.7737	459,506
	02	2004	4.9997	5.6648	461,018
	02	2003	3.6684	4.9997	480,684
	02	2002	7.0233	3.6684	395,585

	03	2011	5.4254	5.0368	0
	03	2010	4.2508	5.4254	0
	03	2009	3.0247	4.2508	0
	03	2008	6.2952	3.0247	0
	03	2007	5.8039	6.2952	48,220
	03	2006	5.7428	5.8039	52,011
	03	2005	5.6402	5.7428	139,075
	03	2004	4.9830	5.6402	152,486
	03	2003	3.6599	4.9830	178,258
	03	2002	7.0141	3.6599	86,130

	04	2011	5.3971	5.0080	168,641
	04	2010	4.2307	5.3971	222,458
	04	2009	3.0120	4.2307	211,667
	04	2008	6.2719	3.0120	277,707
	04	2007	5.7854	6.2719	441,394
	04	2006	5.7273	5.7854	617,836
	04	2005	5.6279	5.7273	787,096
	04	2004	4.9747	5.6279	953,545
	04	2003	3.6556	4.9747	991,837
	04	2002	7.0095	3.6556	765,488

	05	2011	5.3409	4.9508	396,655
	05	2010	4.1909	5.3409	403,323
	05	2009	2.9867	4.1909	456,611
	05	2008	6.2255	2.9867	540,295
	05	2007	5.7485	6.2255	823,996
	05	2006	5.6966	5.7485	1,056,522
	05	2005	5.6034	5.6966	1,256,731
	05	2004	4.9580	5.6034	1,403,084
	05	2003	3.6470	4.9580	1,359,098
	05	2002	7.0002	3.6470	1,074,028

	06	2011	5.2577	4.8663	145,465
	06	2010	4.1319	5.2577	205,838
	06	2009	2.9491	4.1319	244,247
	06	2008	6.1567	2.9491	284,275
	06	2007	5.6936	6.1567	380,079
	06	2006	5.6508	5.6936	449,606
	06	2005	5.5667	5.6508	456,382
	06	2004	4.9332	5.5667	528,517
	06	2003	3.6342	4.9332	465,925
	06	2002	6.9863	3.6342	394,996

MFS® Mid Cap Growth Portfolio S Class	01	2011	7.4784	6.9387	0
	01	2010	5.8610	7.4784	0
	01	2009	4.1713	5.8610	0
	01	2008	8.6760	4.1713	4,458
	01	2007	7.9974	8.6760	5,037
	01	2006	7.9045	7.9974	6,904
	01	2005	7.7683	7.9045	8,292
	01	2004	6.8661	7.7683	10,253
	01	2003	5.0501	6.8661	12,869
	01	2002	9.6555	5.0501	23,575

	02	2011	7.3729	6.8304	70,254
	02	2010	5.7870	7.3729	100,610
	02	2009	4.1249	5.7870	139,657
	02	2008	8.5928	4.1249	187,223
	02	2007	7.9328	8.5928	238,452
	02	2006	7.8524	7.9328	265,180
	02	2005	7.7288	7.8524	265,474
	02	2004	6.8416	7.7288	312,839
	02	2003	5.0397	6.8416	365,969
	02	2002	9.6504	5.0397	334,570

	03	2011	7.3035	6.7593	0
	03	2010	5.7384	7.3035	0
	03	2009	4.0944	5.7384	0
	03	2008	8.5378	4.0944	0
	03	2007	7.8900	8.5378	0
	03	2006	7.8180	7.8900	0
	03	2005	7.7027	7.8180	0
	03	2004	6.8254	7.7027	0
	03	2003	5.0329	6.8254	0
	03	2002	9.6471	5.0329	0

	04	2011	7.2689	6.7239	51,231
	04	2010	5.7141	7.2689	77,296
	04	2009	4.0791	5.7141	102,089
	04	2008	8.5103	4.0791	154,775
	04	2007	7.8686	8.5103	174,557
	04	2006	7.8007	7.8686	197,615
	04	2005	7.6896	7.8007	209,972
	04	2004	6.8173	7.6896	235,067
	04	2003	5.0294	6.8173	223,375
	04	2002	9.6454	5.0294	218,224

	05	2011	7.2002	6.6536	48,798
	05	2010	5.6658	7.2002	69,091
	05	2009	4.0488	5.6658	87,861
	05	2008	8.4556	4.0488	117,666
	05	2007	7.8261	8.4556	153,050
	05	2006	7.7664	7.8261	184,970
	05	2005	7.6635	7.7664	222,110
	05	2004	6.8010	7.6635	266,087
	05	2003	5.0225	6.8010	289,552
	05	2002	9.6420	5.0225	296,162

	06	2011	7.0984	6.5496	98,005
	06	2010	5.5942	7.0984	134,327
	06	2009	4.0037	5.5942	138,308
	06	2008	8.3743	4.0037	152,922
	06	2007	7.7627	8.3743	190,541
	06	2006	7.7152	7.7627	231,398
	06	2005	7.6245	7.7152	282,688
	06	2004	6.7768	7.6245	358,960
	06	2003	5.0122	6.7768	413,368
	06	2002	9.6369	5.0122	375,432

MFS® Money Market Portfolio I Class	01	2011	11.3408	11.2277	0
	01	2010	11.4553	11.3408	0
	01	2009	11.5710	11.4553	0
	01	2008	11.4548	11.5710	68,175
	01	2007	11.0359	11.4548	68,175
	01	2006	10.6575	11.0359	68,175
	01	2005	10.4798	10.6575	15,914
	01	2004	10.4992	10.4798	15,914
	01	2003	10.5389	10.4992	95,047
	01	2002	10.5114	10.5389	155,666

	02	2011	11.1622	11.0341	238,444
	02	2010	11.2920	11.1622	284,703
	02	2009	11.4234	11.2920	328,415
	02	2008	11.3259	11.4234	346,631
	02	2007	10.9284	11.3259	472,218
	02	2006	10.5696	10.9284	470,450
	02	2005	10.4092	10.5696	494,513
	02	2004	10.4444	10.4092	571,103
	02	2003	10.4998	10.4444	686,478
	02	2002	10.4883	10.4998	993,214

	03	2011	11.0448	10.9071	0
	03	2010	11.1846	11.0448	0
	03	2009	11.3262	11.1846	13,620
	03	2008	11.2409	11.3262	13,620
	03	2007	10.8574	11.2409	33,566
	03	2006	10.5116	10.8574	12,103
	03	2005	10.3624	10.5116	10,781
	03	2004	10.4080	10.3624	79,067
	03	2003	10.4738	10.4080	34,522
	03	2002	10.4730	10.4738	36,712

	04	2011	10.9864	10.8440	175,061
	04	2010	11.1311	10.9864	235,584
	04	2009	11.2777	11.1311	313,595
	04	2008	11.1985	11.2777	440,256
	04	2007	10.8220	11.1985	500,439
	04	2006	10.4825	10.8220	436,329
	04	2005	10.3391	10.4825	451,628
	04	2004	10.3898	10.3391	439,703
	04	2003	10.4608	10.3898	641,288
	04	2002	10.4653	10.4608	1,204,430

	05	2011	10.8704	10.7186	432,429
	05	2010	11.0248	10.8704	634,062
	05	2009	11.1813	11.0248	888,252
	05	2008	11.1141	11.1813	1,113,026
	05	2007	10.7514	11.1141	1,146,403
	05	2006	10.4247	10.7514	837,499
	05	2005	10.2924	10.4247	871,103
	05	2004	10.3535	10.2924	988,142
	05	2003	10.4349	10.3535	1,435,343
	05	2002	10.4499	10.4349	2,229,770

	06	2011	10.6989	10.5335	241,986
	06	2010	10.8673	10.6989	305,749
	06	2009	11.0384	10.8673	295,640
	06	2008	10.9888	11.0384	536,547
	06	2007	10.6464	10.9888	487,120
	06	2006	10.3386	10.6464	488,418
	06	2005	10.2229	10.3386	514,552
	06	2004	10.2993	10.2229	608,476
	06	2003	10.3960	10.2993	672,274
	06	2002	10.4269	10.3960	1,078,038

MFS® Money Market Portfolio S Class	01	2011	10.6455	10.5394	3,794
	01	2010	10.7531	10.6455	40,606
	01	2009	10.8616	10.7531	4,405
	01	2008	10.7776	10.8616	4,786
	01	2007	10.4095	10.7776	5,328
	01	2006	10.0776	10.4095	6,577
	01	2005	9.9344	10.0776	10,136
	01	2004	9.9777	9.9344	14,033
	01	2003	10.0405	9.9777	17,847
	01	2002	10.0392	10.0405	24,442

	02	2011	10.4954	10.3751	84,765
	02	2010	10.6175	10.4954	155,104
	02	2009	10.7411	10.6175	159,294
	02	2008	10.6742	10.7411	285,612
	02	2007	10.3253	10.6742	141,055
	02	2006	10.0113	10.3253	131,903
	02	2005	9.8840	10.0113	156,675
	02	2004	9.9422	9.8840	155,811
	02	2003	10.0200	9.9422	271,380
	02	2002	10.0340	10.0200	418,388

	03	2011	10.3967	10.2671	0
	03	2010	10.5283	10.3967	0
	03	2009	10.6615	10.5283	0
	03	2008	10.6059	10.6615	0
	03	2007	10.2697	10.6059	0
	03	2006	9.9675	10.2697	0
	03	2005	9.8506	9.9675	0
	03	2004	9.9187	9.8506	0
	03	2003	10.0064	9.9187	0
	03	2002	10.0305	10.0064	0

	04	2011	10.3475	10.2133	60,968
	04	2010	10.4838	10.3475	89,269
	04	2009	10.6219	10.4838	95,391
	04	2008	10.5718	10.6219	205,167
	04	2007	10.2419	10.5718	88,697
	04	2006	9.9455	10.2419	90,774
	04	2005	9.8339	9.9455	104,239
	04	2004	9.9069	9.8339	125,722
	04	2003	9.9996	9.9069	164,909
	04	2002	10.0287	9.9996	218,882

	05	2011	10.2498	10.1067	94,277
	05	2010	10.3953	10.2498	125,915
	05	2009	10.5429	10.3953	140,624
	05	2008	10.5040	10.5429	201,771
	05	2007	10.1866	10.5040	149,920
	05	2006	9.9018	10.1866	129,351
	05	2005	9.8006	9.9018	144,880
	05	2004	9.8834	9.8006	173,396
	05	2003	9.9859	9.8834	279,830
	05	2002	10.0252	9.9859	218,587

	06	2011	10.1049	9.9487	124,456
	06	2010	10.2640	10.1049	140,183
	06	2009	10.4256	10.2640	221,237
	06	2008	10.4030	10.4256	322,528
	06	2007	10.1041	10.4030	216,760
	06	2006	9.8365	10.1041	252,663
	06	2005	9.7508	9.8365	249,504
	06	2004	9.8482	9.7508	235,310
	06	2003	9.9655	9.8482	289,189
	06	2002	10.0199	9.9655	617,199

MFS® New Discovery Portfolio I Class	01	2011	11.7251	10.4041	69
	01	2010	8.6711	11.7251	66
	01	2009	5.3746	8.6711	79
	01	2008	8.9846	5.3746	90
	01	2007	8.8494	8.9846	41,024
	01	2006	7.8983	8.8494	38,049
	01	2005	7.5831	7.8983	53,443
	01	2004	7.1264	7.5831	54,287
	01	2003	5.3207	7.1264	40,136
	01	2002	8.0770	5.3207	43,608

	02	2011	11.5402	10.2246	139,129
	02	2010	8.5473	11.5402	160,529
	02	2009	5.3060	8.5473	205,533
	02	2008	8.8834	5.3060	290,634
	02	2007	8.7631	8.8834	482,947
	02	2006	7.8331	8.7631	647,495
	02	2005	7.5319	7.8331	711,348
	02	2004	7.0890	7.5319	787,454
	02	2003	5.3008	7.0890	822,989
	02	2002	8.0592	5.3008	901,138

	03	2011	11.4188	10.1067	60,640
	03	2010	8.4659	11.4188	59,631
	03	2009	5.2607	8.4659	82,729
	03	2008	8.8166	5.2607	93,062
	03	2007	8.7061	8.8166	143,541
	03	2006	7.7900	8.7061	139,990
	03	2005	7.4980	7.7900	150,848
	03	2004	7.0643	7.4980	152,016
	03	2003	5.2877	7.0643	206,314
	03	2002	8.0473	5.2877	182,505

	04	2011	11.3583	10.0481	176,412
	04	2010	8.4254	11.3583	213,174
	04	2009	5.2382	8.4254	248,660
	04	2008	8.7833	5.2382	305,614
	04	2007	8.6776	8.7833	444,127
	04	2006	7.7685	8.6776	537,575
	04	2005	7.4810	7.7685	630,313
	04	2004	7.0519	7.4810	765,837
	04	2003	5.2811	7.0519	813,036
	04	2002	8.0414	5.2811	834,639

	05	2011	11.2383	9.9319	495,506
	05	2010	8.3448	11.2383	529,691
	05	2009	5.1933	8.3448	650,089
	05	2008	8.7170	5.1933	807,843
	05	2007	8.6209	8.7170	1,155,988
	05	2006	7.7255	8.6209	1,388,427
	05	2005	7.4472	7.7255	1,603,535
	05	2004	7.0272	7.4472	1,875,631
	05	2003	5.2679	7.0272	1,960,188
	05	2002	8.0295	5.2679	2,151,269

	06	2011	11.0607	9.7601	255,323
	06	2010	8.2254	11.0607	285,895
	06	2009	5.1269	8.2254	336,984
	06	2008	8.6186	5.1269	441,768
	06	2007	8.5367	8.6186	500,328
	06	2006	7.6616	8.5367	585,474
	06	2005	7.3968	7.6616	670,955
	06	2004	6.9903	7.3968	755,691
	06	2003	5.2482	6.9903	772,874
	06	2002	8.0117	5.2482	858,897

MFS® New Discovery Portfolio S Class	01	2011	14.6429	12.9670	13,725
	01	2010	10.8583	14.6429	12,940
	01	2009	6.7406	10.8583	15,468
	01	2008	11.3041	6.7406	18,593
	01	2007	11.1646	11.3041	15,623
	01	2006	9.9889	11.1646	14,837
	01	2005	9.6131	9.9889	15,770
	01	2004	9.0568	9.6131	15,136
	01	2003	6.7759	9.0568	2,713
	01	2002	10.3171	6.7759	8,240

	02	2011	14.4363	12.7648	58,718
	02	2010	10.7214	14.4363	72,749
	02	2009	6.6657	10.7214	122,172
	02	2008	11.1956	6.6657	170,510
	02	2007	11.0744	11.1956	216,145
	02	2006	9.9232	11.0744	247,748
	02	2005	9.5643	9.9232	265,460
	02	2004	9.0246	9.5643	297,705
	02	2003	6.7620	9.0246	308,150
	02	2002	10.3117	6.7620	300,895

	03	2011	14.3005	12.6319	0
	03	2010	10.6312	14.3005	0
	03	2009	6.6164	10.6312	0
	03	2008	11.1240	6.6164	0
	03	2007	11.0147	11.1240	0
	03	2006	9.8797	11.0147	0
	03	2005	9.5319	9.8797	0
	03	2004	9.0032	9.5319	0
	03	2003	6.7528	9.0032	0
	03	2002	10.3081	6.7528	0

	04	2011	14.2328	12.5657	39,408
	04	2010	10.5862	14.2328	41,624
	04	2009	6.5917	10.5862	56,902
	04	2008	11.0882	6.5917	97,487
	04	2007	10.9849	11.0882	139,742
	04	2006	9.8579	10.9849	155,954
	04	2005	9.5158	9.8579	185,129
	04	2004	8.9925	9.5158	211,385
	04	2003	6.7482	8.9925	196,675
	04	2002	10.3063	6.7482	185,652

	05	2011	14.0983	12.4344	44,944
	05	2010	10.4969	14.0983	59,489
	05	2009	6.5427	10.4969	85,556
	05	2008	11.0170	6.5427	109,488
	05	2007	10.9255	11.0170	137,799
	05	2006	9.8145	10.9255	148,804
	05	2005	9.4835	9.8145	161,614
	05	2004	8.9711	9.4835	200,261
	05	2003	6.7389	8.9711	207,764
	05	2002	10.3026	6.7389	228,753

	06	2011	13.8990	12.2400	123,462
	06	2010	10.3642	13.8990	158,883
	06	2009	6.4699	10.3642	203,834
	06	2008	10.9110	6.4699	230,678
	06	2007	10.8370	10.9110	255,466
	06	2006	9.7498	10.8370	284,239
	06	2005	9.4352	9.7498	315,113
	06	2004	8.9391	9.4352	332,182
	06	2003	6.7251	8.9391	354,100
	06	2002	10.2972	6.7251	322,636

MFS® Research International Portfolio I Class	01	2011	13.3515	11.7795	0
	01	2010	12.1907	13.3515	0
	01	2009	9.4045	12.1907	0
	01	2008	16.5178	9.4045	0
	01	2007	14.7461	16.5178	0
	01	2006	11.6846	14.7461	0
	01	2005	10.1254	11.6846	0
	01	2004	8.4389	10.1254	0
	01	2003	6.3680	8.4389	0
	01	2002	7.2666	6.3680	0

	02	2011	13.1411	11.5763	53,227
	02	2010	12.0167	13.1411	62,264
	02	2009	9.2844	12.0167	82,344
	02	2008	16.3318	9.2844	128,339
	02	2007	14.6023	16.3318	230,527
	02	2006	11.5882	14.6023	314,721
	02	2005	10.0570	11.5882	292,282
	02	2004	8.3947	10.0570	295,629
	02	2003	6.3442	8.3947	313,117
	02	2002	7.2505	6.3442	344,106

	03	2011	13.0028	11.4429	21,020
	03	2010	11.9023	13.0028	19,556
	03	2009	9.2053	11.9023	51,781
	03	2008	16.2091	9.2053	51,945
	03	2007	14.5073	16.2091	105,991
	03	2006	11.5244	14.5073	114,279
	03	2005	10.0118	11.5244	113,913
	03	2004	8.3654	10.0118	114,859
	03	2003	6.3285	8.3654	108,984
	03	2002	7.2398	6.3285	137,859

	04	2011	12.9339	11.3765	68,329
	04	2010	11.8453	12.9339	88,390
	04	2009	9.1658	11.8453	112,048
	04	2008	16.1479	9.1658	154,826
	04	2007	14.4599	16.1479	249,765
	04	2006	11.4926	14.4599	293,496
	04	2005	9.9891	11.4926	270,989
	04	2004	8.3507	9.9891	291,474
	04	2003	6.3206	8.3507	289,102
	04	2002	7.2345	6.3206	313,175

	05	2011	12.7974	11.2450	326,964
	05	2010	11.7321	12.7974	362,883
	05	2009	9.0875	11.7321	419,677
	05	2008	16.0261	9.0875	490,085
	05	2007	14.3655	16.0261	731,299
	05	2006	11.4291	14.3655	871,731
	05	2005	9.9441	11.4291	889,565
	05	2004	8.3215	9.9441	964,759
	05	2003	6.3049	8.3215	891,768
	05	2002	7.2238	6.3049	1,037,328

	06	2011	12.5952	11.0505	81,723
	06	2010	11.5643	12.5952	101,951
	06	2009	8.9712	11.5643	108,468
	06	2008	15.8453	8.9712	151,378
	06	2007	14.2251	15.8453	207,488
	06	2006	11.3346	14.2251	232,659
	06	2005	9.8768	11.3346	222,139
	06	2004	8.2778	9.8768	242,633
	06	2003	6.2813	8.2778	228,023
	06	2002	7.2078	6.2813	240,893

MFS® Research International Portfolio S Class	01	2011	16.9325	14.9094	0
	01	2010	15.5009	16.9325	0
	01	2009	11.9980	15.5009	0
	01	2008	21.1138	11.9980	9,783
	01	2007	18.9066	21.1138	9,073
	01	2006	15.0071	18.9066	10,195
	01	2005	13.0458	15.0071	0
	01	2004	10.8944	13.0458	0
	01	2003	8.2488	10.8944	0
	01	2002	9.4289	8.2488	0

	02	2011	16.6937	14.6769	17,931
	02	2010	15.3056	16.6937	26,809
	02	2009	11.8648	15.3056	41,053
	02	2008	20.9113	11.8648	65,145
	02	2007	18.7539	20.9113	74,719
	02	2006	14.9084	18.7539	72,971
	02	2005	12.9797	14.9084	62,908
	02	2004	10.8557	12.9797	65,095
	02	2003	8.2320	10.8557	63,566
	02	2002	9.4240	8.2320	66,801

	03	2011	16.5366	14.5241	0
	03	2010	15.1769	16.5366	0
	03	2009	11.7769	15.1769	0
	03	2008	20.7776	11.7769	0
	03	2007	18.6529	20.7776	0
	03	2006	14.8431	18.6529	0
	03	2005	12.9358	14.8431	0
	03	2004	10.8299	12.9358	0
	03	2003	8.2208	10.8299	0
	03	2002	9.4207	8.2208	0

	04	2011	16.4583	14.4480	21,848
	04	2010	15.1127	16.4583	25,617
	04	2009	11.7331	15.1127	30,746
	04	2008	20.7107	11.7331	43,713
	04	2007	18.6024	20.7107	48,449
	04	2006	14.8104	18.6024	56,175
	04	2005	12.9138	14.8104	49,089
	04	2004	10.8171	12.9138	49,898
	04	2003	8.2151	10.8171	47,960
	04	2002	9.4190	8.2151	51,543

	05	2011	16.3030	14.2971	14,367
	05	2010	14.9852	16.3030	17,013
	05	2009	11.6459	14.9852	18,792
	05	2008	20.5779	11.6459	28,800
	05	2007	18.5019	20.5779	46,803
	05	2006	14.7452	18.5019	49,450
	05	2005	12.8701	14.7452	54,907
	05	2004	10.7913	12.8701	45,407
	05	2003	8.2039	10.7913	44,321
	05	2002	9.4157	8.2039	42,071

	06	2011	16.0725	14.0736	38,206
	06	2010	14.7958	16.0725	38,418
	06	2009	11.5163	14.7958	53,111
	06	2008	20.3800	11.5163	62,243
	06	2007	18.3520	20.3800	75,435
	06	2006	14.6480	18.3520	81,846
	06	2005	12.8046	14.6480	90,862
	06	2004	10.7529	12.8046	109,294
	06	2003	8.1871	10.7529	101,340
	06	2002	9.4108	8.1871	100,324

MFS® Strategic Income Portfolio I Class	01	2011	16.9597	17.5748	0
	01	2010	15.5359	16.9597	0
	01	2009	12.2909	15.5359	0
	01	2008	14.2787	12.2909	0
	01	2007	13.9376	14.2787	0
	01	2006	13.1927	13.9376	0
	01	2005	13.0786	13.1927	0
	01	2004	12.2276	13.0786	0
	01	2003	10.9410	12.2276	0
	01	2002	10.2817	10.9410	0

	02	2011	16.6932	17.2725	32,534
	02	2010	15.3150	16.6932	36,675
	02	2009	12.1346	15.3150	68,773
	02	2008	14.1185	12.1346	79,195
	02	2007	13.8024	14.1185	131,825
	02	2006	13.0845	13.8024	135,954
	02	2005	12.9909	13.0845	156,874
	02	2004	12.1641	12.9909	158,087
	02	2003	10.9007	12.1641	166,494
	02	2002	10.2595	10.9007	153,378

	03	2011	16.5181	17.0740	46,281
	03	2010	15.1697	16.5181	49,650
	03	2009	12.0316	15.1697	51,597
	03	2008	14.0128	12.0316	52,052
	03	2007	13.7130	14.0128	80,062
	03	2006	13.0129	13.7130	65,317
	03	2005	12.9329	13.0129	64,818
	03	2004	12.1220	12.9329	68,460
	03	2003	10.8740	12.1220	83,758
	03	2002	10.2447	10.8740	97,924

	04	2011	16.4309	16.9753	78,391
	04	2010	15.0972	16.4309	83,897
	04	2009	11.9802	15.0972	73,011
	04	2008	13.9601	11.9802	73,150
	04	2007	13.6684	13.9601	170,119
	04	2006	12.9771	13.6684	205,606
	04	2005	12.9039	12.9771	208,742
	04	2004	12.1010	12.9039	219,512
	04	2003	10.8606	12.1010	239,678
	04	2002	10.2373	10.8606	229,678

	05	2011	16.2579	16.7796	150,666
	05	2010	14.9534	16.2579	169,508
	05	2009	11.8781	14.9534	186,944
	05	2008	13.8553	11.8781	185,304
	05	2007	13.5796	13.8553	326,878
	05	2006	12.9058	13.5796	367,056
	05	2005	12.8460	12.9058	376,926
	05	2004	12.0590	12.8460	396,767
	05	2003	10.8339	12.0590	439,995
	05	2002	10.2225	10.8339	389,997

	06	2011	16.0018	16.4902	67,517
	06	2010	14.7403	16.0018	98,029
	06	2009	11.7266	14.7403	109,332
	06	2008	13.6995	11.7266	82,527
	06	2007	13.4475	13.6995	127,769
	06	2006	12.7997	13.4475	135,193
	06	2005	12.7597	12.7997	148,897
	06	2004	11.9962	12.7597	163,427
	06	2003	10.7940	11.9962	156,596
	06	2002	10.2003	10.7940	139,701

MFS® Strategic Income Portfolio S Class	01	2011	16.2755	16.8071	0
	01	2010	14.9390	16.2755	0
	01	2009	11.8592	14.9390	0
	01	2008	13.8030	11.8592	0
	01	2007	13.5062	13.8030	0
	01	2006	12.8155	13.5062	0
	01	2005	12.7398	12.8155	0
	01	2004	11.9344	12.7398	0
	01	2003	10.7177	11.9344	0
	01	2002	10.0943	10.7177	0

	02	2011	16.0461	16.5451	55,367
	02	2010	14.7508	16.0461	49,920
	02	2009	11.7276	14.7508	60,834
	02	2008	13.6707	11.7276	84,358
	02	2007	13.3971	13.6707	117,473
	02	2006	12.7313	13.3971	110,226
	02	2005	12.6752	12.7313	124,470
	02	2004	11.8920	12.6752	130,079
	02	2003	10.6958	11.8920	150,240
	02	2002	10.0890	10.6958	122,526

	03	2011	15.8951	16.3729	0
	03	2010	14.6268	15.8951	0
	03	2009	11.6407	14.6268	0
	03	2008	13.5832	11.6407	0
	03	2007	13.3249	13.5832	0
	03	2006	12.6754	13.3249	0
	03	2005	12.6323	12.6754	0
	03	2004	11.8638	12.6323	0
	03	2003	10.6813	11.8638	0
	03	2002	10.0855	10.6813	0

	04	2011	15.8199	16.2872	29,321
	04	2010	14.5650	15.8199	24,151
	04	2009	11.5974	14.5650	21,274
	04	2008	13.5395	11.5974	73,503
	04	2007	13.2888	13.5395	92,917
	04	2006	12.6476	13.2888	73,415
	04	2005	12.6109	12.6476	88,506
	04	2004	11.8497	12.6109	78,301
	04	2003	10.6740	11.8497	100,898
	04	2002	10.0837	10.6740	91,947

	05	2011	15.6705	16.1171	23,920
	05	2010	14.4421	15.6705	20,179
	05	2009	11.5112	14.4421	26,632
	05	2008	13.4526	11.5112	33,394
	05	2007	13.2170	13.4526	55,124
	05	2006	12.5919	13.2170	53,337
	05	2005	12.5681	12.5919	56,324
	05	2004	11.8216	12.5681	54,074
	05	2003	10.6594	11.8216	62,544
	05	2002	10.0802	10.6594	69,454

	06	2011	15.4492	15.8653	39,738
	06	2010	14.2597	15.4492	47,651
	06	2009	11.3832	14.2597	72,492
	06	2008	13.3233	11.3832	74,358
	06	2007	13.1100	13.3233	98,943
	06	2006	12.5089	13.1100	112,056
	06	2005	12.5043	12.5089	145,003
	06	2004	11.7795	12.5043	197,070
	06	2003	10.6376	11.7795	126,815
	06	2002	10.0749	10.6376	109,164

MFS® Technology Portfolio I Class	01	2011	5.6101	5.6191	0
	01	2010	4.6974	5.6101	0
	01	2009	2.6862	4.6974	0
	01	2008	5.5285	2.6862	0
	01	2007	4.6453	5.5285	0
	01	2006	3.8468	4.6453	0
	01	2005	3.6590	3.8468	0
	01	2004	3.6081	3.6590	0
	01	2003	2.5066	3.6081	0
	01	2002	4.6876	2.5066	15,457

	02	2011	5.5218	5.5223	99,174
	02	2010	4.6304	5.5218	111,800
	02	2009	2.6519	4.6304	132,648
	02	2008	5.4663	2.6519	173,439
	02	2007	4.6001	5.4663	214,842
	02	2006	3.8151	4.6001	283,755
	02	2005	3.6344	3.8151	286,612
	02	2004	3.5892	3.6344	326,152
	02	2003	2.4973	3.5892	361,175
	02	2002	4.6773	2.4973	332,027

	03	2011	5.4638	5.4587	22,244
	03	2010	4.5864	5.4638	22,474
	03	2009	2.6294	4.5864	53,461
	03	2008	5.4253	2.6294	53,703
	03	2007	4.5702	5.4253	53,959
	03	2006	3.7942	4.5702	54,203
	03	2005	3.6181	3.7942	29,789
	03	2004	3.5768	3.6181	34,093
	03	2003	2.4912	3.5768	34,336
	03	2002	4.6705	2.4912	44,676

	04	2011	5.4348	5.4271	69,352
	04	2010	4.5644	5.4348	94,518
	04	2009	2.6181	4.5644	131,488
	04	2008	5.4048	2.6181	124,011
	04	2007	4.5553	5.4048	220,321
	04	2006	3.7837	4.5553	267,060
	04	2005	3.6099	3.7837	293,031
	04	2004	3.5705	3.6099	358,077
	04	2003	2.4881	3.5705	417,202
	04	2002	4.6671	2.4881	391,228

	05	2011	5.3775	5.3644	281,450
	05	2010	4.5209	5.3775	328,015
	05	2009	2.5958	4.5209	369,982
	05	2008	5.3642	2.5958	371,703
	05	2007	4.5256	5.3642	523,305
	05	2006	3.7629	4.5256	658,473
	05	2005	3.5937	3.7629	770,574
	05	2004	3.5581	3.5937	970,660
	05	2003	2.4819	3.5581	1,063,824
	05	2002	4.6602	2.4819	1,106,441

	06	2011	5.2926	5.2717	86,176
	06	2010	4.4563	5.2926	111,286
	06	2009	2.5625	4.4563	113,960
	06	2008	5.3037	2.5625	155,156
	06	2007	4.4814	5.3037	222,536
	06	2006	3.7318	4.4814	266,930
	06	2005	3.5694	3.7318	291,267
	06	2004	3.5394	3.5694	349,183
	06	2003	2.4727	3.5394	384,036
	06	2002	4.6500	2.4727	388,335

MFS® Technology Portfolio S Class	01	2011	11.3542	11.3591	0
	01	2010	9.5400	11.3542	0
	01	2009	5.4617	9.5400	0
	01	2008	11.2805	5.4617	0
	01	2007	9.4959	11.2805	0
	01	2006	7.8883	9.4959	0
	01	2005	7.5150	7.8883	0
	01	2004	7.4448	7.5150	0
	01	2003	5.1733	7.4448	0
	01	2002	9.7453	5.1733	0

	02	2011	11.1940	11.1819	4,939
	02	2010	9.4197	11.1940	13,374
	02	2009	5.4010	9.4197	15,677
	02	2008	11.1723	5.4010	18,547
	02	2007	9.4191	11.1723	22,351
	02	2006	7.8364	9.4191	21,961
	02	2005	7.4769	7.8364	23,928
	02	2004	7.4183	7.4769	36,835
	02	2003	5.1627	7.4183	30,156
	02	2002	9.7401	5.1627	23,128

	03	2011	11.0886	11.0654	0
	03	2010	9.3405	11.0886	0
	03	2009	5.3610	9.3405	0
	03	2008	11.1008	5.3610	0
	03	2007	9.3683	11.1008	0
	03	2006	7.8020	9.3683	0
	03	2005	7.4516	7.8020	0
	03	2004	7.4007	7.4516	0
	03	2003	5.1557	7.4007	0
	03	2002	9.7367	5.1557	0

	04	2011	11.0362	11.0075	7,654
	04	2010	9.3010	11.0362	9,835
	04	2009	5.3410	9.3010	16,495
	04	2008	11.0651	5.3410	15,131
	04	2007	9.3430	11.0651	14,559
	04	2006	7.7849	9.3430	20,558
	04	2005	7.4389	7.7849	22,796
	04	2004	7.3919	7.4389	25,376
	04	2003	5.1522	7.3919	30,968
	04	2002	9.7350	5.1522	19,642

	05	2011	10.9319	10.8925	12,560
	05	2010	9.2224	10.9319	18,194
	05	2009	5.3013	9.2224	24,608
	05	2008	10.9940	5.3013	19,323
	05	2007	9.2924	10.9940	25,044
	05	2006	7.7506	9.2924	26,156
	05	2005	7.4137	7.7506	32,386
	05	2004	7.3743	7.4137	33,865
	05	2003	5.1451	7.3743	36,285
	05	2002	9.7316	5.1451	26,129

	06	2011	10.7773	10.7222	22,904
	06	2010	9.1059	10.7773	38,556
	06	2009	5.2423	9.1059	33,739
	06	2008	10.8883	5.2423	26,277
	06	2007	9.2171	10.8883	35,769
	06	2006	7.6995	9.2171	35,319
	06	2005	7.3760	7.6995	41,887
	06	2004	7.3480	7.3760	54,394
	06	2003	5.1345	7.3480	60,486
	06	2002	9.7264	5.1345	46,358

MFS® Total Return Portfolio I Class	01	2011	15.4147	15.5549	0
	01	2010	14.1593	15.4147	0
	01	2009	12.1112	14.1593	0
	01	2008	15.5945	12.1112	0
	01	2007	15.1004	15.5945	0
	01	2006	13.5913	15.1004	0
	01	2005	13.3254	13.5913	0
	01	2004	12.0752	13.3254	61,545
	01	2003	10.4115	12.0752	61,446
	01	2002	11.1541	10.4115	57,958

	02	2011	15.1724	15.2872	310,560
	02	2010	13.9579	15.1724	386,991
	02	2009	11.9570	13.9579	537,554
	02	2008	15.4196	11.9570	731,648
	02	2007	14.9537	15.4196	1,256,770
	02	2006	13.4798	14.9537	1,487,497
	02	2005	13.2360	13.4798	1,741,474
	02	2004	12.0125	13.2360	1,833,489
	02	2003	10.3731	12.0125	1,931,208
	02	2002	11.1299	10.3731	1,996,722

	03	2011	15.0131	15.1115	5,867
	03	2010	13.8253	15.0131	19,776
	03	2009	11.8554	13.8253	6,674
	03	2008	15.3041	11.8554	19,352
	03	2007	14.8568	15.3041	23,440
	03	2006	13.4059	14.8568	23,655
	03	2005	13.1768	13.4059	33,019
	03	2004	11.9709	13.1768	36,531
	03	2003	10.3477	11.9709	99,853
	03	2002	11.1138	10.3477	80,813

	04	2011	14.9339	15.0241	548,756
	04	2010	13.7593	14.9339	656,310
	04	2009	11.8048	13.7593	788,358
	04	2008	15.2465	11.8048	923,656
	04	2007	14.8085	15.2465	1,400,015
	04	2006	13.3691	14.8085	1,634,447
	04	2005	13.1472	13.3691	1,874,981
	04	2004	11.9501	13.1472	2,098,700
	04	2003	10.3349	11.9501	2,197,855
	04	2002	11.1058	10.3349	2,203,584

	05	2011	14.7766	14.8508	1,078,758
	05	2010	13.6282	14.7766	1,284,423
	05	2009	11.7042	13.6282	1,364,396
	05	2008	15.1320	11.7042	1,659,616
	05	2007	14.7123	15.1320	2,652,554
	05	2006	13.2956	14.7123	3,123,284
	05	2005	13.0882	13.2956	3,545,429
	05	2004	11.9086	13.0882	3,642,030
	05	2003	10.3095	11.9086	3,689,075
	05	2002	11.0897	10.3095	3,762,588

	06	2011	14.5438	14.5946	497,614
	06	2010	13.4339	14.5438	576,448
	06	2009	11.5549	13.4339	670,693
	06	2008	14.9618	11.5549	754,851
	06	2007	14.5691	14.9618	1,108,966
	06	2006	13.1862	14.5691	1,281,729
	06	2005	13.0003	13.1862	1,434,013
	06	2004	11.8466	13.0003	1,472,580
	06	2003	10.2714	11.8466	1,567,034
	06	2002	11.0656	10.2714	1,613,058

MFS® Total Return Portfolio S Class	01	2011	13.4870	13.5736	5,037
	01	2010	12.4197	13.4870	5,370
	01	2009	10.6490	12.4197	5,848
	01	2008	13.7450	10.6490	6,355
	01	2007	13.3410	13.7450	7,076
	01	2006	12.0415	13.3410	7,524
	01	2005	11.8301	12.0415	70,371
	01	2004	10.7517	11.8301	72,883
	01	2003	9.2956	10.7517	52,090
	01	2002	9.9765	9.2956	40,484

	02	2011	13.2968	13.3619	333,456
	02	2010	12.2632	13.2968	440,854
	02	2009	10.5307	12.2632	617,367
	02	2008	13.6131	10.5307	895,059
	02	2007	13.2332	13.6131	1,281,364
	02	2006	11.9623	13.2332	1,457,440
	02	2005	11.7701	11.9623	1,618,166
	02	2004	10.7135	11.7701	1,664,485
	02	2003	9.2766	10.7135	1,685,029
	02	2002	9.9713	9.2766	1,631,383

	03	2011	13.1717	13.2229	0
	03	2010	12.1601	13.1717	0
	03	2009	10.4528	12.1601	0
	03	2008	13.5261	10.4528	0
	03	2007	13.1620	13.5261	0
	03	2006	11.9099	13.1620	0
	03	2005	11.7303	11.9099	0
	03	2004	10.6881	11.7303	0
	03	2003	9.2640	10.6881	0
	03	2002	9.9678	9.2640	0

	04	2011	13.1094	13.1536	195,434
	04	2010	12.1087	13.1094	245,109
	04	2009	10.4139	12.1087	329,073
	04	2008	13.4826	10.4139	587,360
	04	2007	13.1263	13.4826	782,680
	04	2006	11.8836	13.1263	997,801
	04	2005	11.7104	11.8836	1,168,799
	04	2004	10.6754	11.7104	1,196,281
	04	2003	9.2577	10.6754	1,216,753
	04	2002	9.9661	9.2577	1,116,530

	05	2011	12.9856	13.0162	235,360
	05	2010	12.0065	12.9856	314,514
	05	2009	10.3364	12.0065	413,780
	05	2008	13.3960	10.3364	607,127
	05	2007	13.0554	13.3960	781,368
	05	2006	11.8313	13.0554	836,963
	05	2005	11.6707	11.8313	942,898
	05	2004	10.6500	11.6707	1,036,307
	05	2003	9.2451	10.6500	1,099,715
	05	2002	9.9626	9.2451	1,071,308

	06	2011	12.8021	12.8128	445,342
	06	2010	11.8548	12.8021	568,343
	06	2009	10.2214	11.8548	681,500
	06	2008	13.2672	10.2214	849,241
	06	2007	12.9496	13.2672	1,094,893
	06	2006	11.7533	12.9496	1,245,578
	06	2005	11.6114	11.7533	1,479,631
	06	2004	10.6121	11.6114	1,576,533
	06	2003	9.2261	10.6121	1,592,618
	06	2002	9.9573	9.2261	1,520,723

MFS® Utilities Portfolio I Class	01	2011	17.1281	18.1648	0
	01	2010	15.1894	17.1281	0
	01	2009	11.5036	15.1894	0
	01	2008	18.4633	11.5036	0
	01	2007	14.5053	18.4633	0
	01	2006	11.0758	14.5053	0
	01	2005	9.5380	11.0758	0
	01	2004	7.3900	9.5380	0
	01	2003	5.4783	7.3900	0
	01	2002	7.2670	5.4783	0

	02	2011	16.8583	17.8516	158,242
	02	2010	14.9728	16.8583	189,790
	02	2009	11.3568	14.9728	247,786
	02	2008	18.2555	11.3568	344,375
	02	2007	14.3639	18.2555	578,318
	02	2006	10.9844	14.3639	870,936
	02	2005	9.4736	10.9844	801,790
	02	2004	7.3513	9.4736	838,147
	02	2003	5.4579	7.3513	914,416
	02	2002	7.2510	5.4579	1,041,505

	03	2011	16.6809	17.6459	20,223
	03	2010	14.8302	16.6809	33,735
	03	2009	11.2600	14.8302	22,274
	03	2008	18.1184	11.2600	57,981
	03	2007	14.2705	18.1184	63,299
	03	2006	10.9240	14.2705	100,049
	03	2005	9.4310	10.9240	98,794
	03	2004	7.3256	9.4310	118,989
	03	2003	5.4443	7.3256	120,772
	03	2002	7.2403	5.4443	139,607

	04	2011	16.5926	17.5436	219,526
	04	2010	14.7592	16.5926	248,327
	04	2009	11.2118	14.7592	311,372
	04	2008	18.0500	11.2118	404,734
	04	2007	14.2238	18.0500	667,824
	04	2006	10.8938	14.2238	771,012
	04	2005	9.4097	10.8938	910,979
	04	2004	7.3128	9.4097	968,864
	04	2003	5.4375	7.3128	1,075,912
	04	2002	7.2349	5.4375	1,235,628

	05	2011	16.4175	17.3409	474,734
	05	2010	14.6183	16.4175	586,328
	05	2009	11.1160	14.6183	702,454
	05	2008	17.9140	11.1160	836,650
	05	2007	14.1311	17.9140	1,223,634
	05	2006	10.8337	14.1311	1,526,747
	05	2005	9.3672	10.8337	1,694,129
	05	2004	7.2872	9.3672	1,814,554
	05	2003	5.4240	7.2872	1,991,221
	05	2002	7.2243	5.4240	2,028,333

	06	2011	16.1581	17.0411	228,417
	06	2010	14.4092	16.1581	258,479
	06	2009	10.9737	14.4092	284,053
	06	2008	17.7118	10.9737	347,328
	06	2007	13.9929	17.7118	500,403
	06	2006	10.7441	13.9929	607,598
	06	2005	9.3039	10.7441	678,165
	06	2004	7.2489	9.3039	708,717
	06	2003	5.4037	7.2489	779,709
	06	2002	7.2083	5.4037	819,073

MFS® Utilities Portfolio S Class	01	2011	20.5750	21.7626	4,237
	01	2010	18.2940	20.5750	4,516
	01	2009	13.8837	18.2940	4,919
	01	2008	22.3515	13.8837	5,345
	01	2007	17.6005	22.3515	5,951
	01	2006	13.4719	17.6005	6,328
	01	2005	11.6332	13.4719	6,328
	01	2004	9.0382	11.6332	6,328
	01	2003	6.7113	9.0382	6,328
	01	2002	8.9376	6.7113	6,401

	02	2011	20.2849	21.4233	40,032
	02	2010	18.0634	20.2849	46,892
	02	2009	13.7296	18.0634	66,499
	02	2008	22.1371	13.7296	109,709
	02	2007	17.4583	22.1371	183,201
	02	2006	13.3833	17.4583	193,141
	02	2005	11.5742	13.3833	182,600
	02	2004	9.0060	11.5742	167,564
	02	2003	6.6976	9.0060	186,540
	02	2002	8.9329	6.6976	184,744

	03	2011	20.0940	21.2003	0
	03	2010	17.9116	20.0940	0
	03	2009	13.6279	17.9116	0
	03	2008	21.9955	13.6279	0
	03	2007	17.3642	21.9955	0
	03	2006	13.3246	17.3642	0
	03	2005	11.5350	13.3246	0
	03	2004	8.9846	11.5350	0
	03	2003	6.6885	8.9846	0
	03	2002	8.9298	6.6885	0

	04	2011	19.9990	21.0894	38,767
	04	2010	17.8359	19.9990	41,197
	04	2009	13.5772	17.8359	51,675
	04	2008	21.9249	13.5772	111,785
	04	2007	17.3172	21.9249	169,200
	04	2006	13.2953	17.3172	186,700
	04	2005	11.5155	13.2953	177,821
	04	2004	8.9740	11.5155	169,319
	04	2003	6.6839	8.9740	170,444
	04	2002	8.9282	6.6839	171,534

	05	2011	19.8102	20.8691	39,869
	05	2010	17.6854	19.8102	70,315
	05	2009	13.4763	17.6854	85,071
	05	2008	21.7842	13.4763	118,959
	05	2007	17.2237	21.7842	160,286
	05	2006	13.2369	17.2237	172,578
	05	2005	11.4764	13.2369	183,109
	05	2004	8.9526	11.4764	191,980
	05	2003	6.6748	8.9526	197,553
	05	2002	8.9251	6.6748	166,262

	06	2011	19.5302	20.5430	102,358
	06	2010	17.4620	19.5302	106,865
	06	2009	13.3263	17.4620	155,184
	06	2008	21.5747	13.3263	184,332
	06	2007	17.0842	21.5747	231,413
	06	2006	13.1496	17.0842	232,352
	06	2005	11.4181	13.1496	253,074
	06	2004	8.9207	11.4181	262,312
	06	2003	6.6611	8.9207	274,499
	06	2002	8.9204	6.6611	275,249

MFS® Value Portfolio I Class	01	2011	16.0163	15.8565	0
	01	2010	14.5083	16.0163	0
	01	2009	12.1623	14.5083	0
	01	2008	18.2398	12.1623	0
	01	2007	17.0721	18.2398	0
	01	2006	14.2563	17.0721	0
	01	2005	13.5087	14.2563	0
	01	2004	11.8120	13.5087	22,644
	01	2003	9.5210	11.8120	0
	01	2002	11.1280	9.5210	23,526

	02	2011	15.7643	15.5834	156,557
	02	2010	14.3018	15.7643	196,806
	02	2009	12.0074	14.3018	248,620
	02	2008	18.0350	12.0074	346,876
	02	2007	16.9061	18.0350	556,141
	02	2006	14.1391	16.9061	665,682
	02	2005	13.4180	14.1391	864,916
	02	2004	11.7506	13.4180	873,417
	02	2003	9.4859	11.7506	728,480
	02	2002	11.1037	9.4859	798,402

	03	2011	15.5988	15.4042	24,193
	03	2010	14.1659	15.5988	24,990
	03	2009	11.9054	14.1659	24,620
	03	2008	17.8999	11.9054	29,196
	03	2007	16.7965	17.8999	101,563
	03	2006	14.0616	16.7965	184,968
	03	2005	13.3579	14.0616	217,101
	03	2004	11.7098	13.3579	210,433
	03	2003	9.4625	11.7098	196,432
	03	2002	11.0876	9.4625	209,708

	04	2011	15.5164	15.3151	219,503
	04	2010	14.0982	15.5164	267,654
	04	2009	11.8545	14.0982	342,854
	04	2008	17.8325	11.8545	422,732
	04	2007	16.7418	17.8325	724,038
	04	2006	14.0229	16.7418	885,209
	04	2005	13.3279	14.0229	1,004,386
	04	2004	11.6894	13.3279	1,064,563
	04	2003	9.4508	11.6894	1,096,909
	04	2002	11.0796	9.4508	1,076,900

	05	2011	15.3529	15.1384	563,861
	05	2010	13.9637	15.3529	656,017
	05	2009	11.7534	13.9637	756,694
	05	2008	17.6984	11.7534	882,577
	05	2007	16.6329	17.6984	1,430,835
	05	2006	13.9458	16.6329	1,800,972
	05	2005	13.2680	13.9458	2,022,385
	05	2004	11.6487	13.2680	2,126,853
	05	2003	9.4275	11.6487	2,237,046
	05	2002	11.0634	9.4275	2,289,774

	06	2011	15.1108	14.8770	225,190
	06	2010	13.7645	15.1108	281,204
	06	2009	11.6033	13.7645	309,809
	06	2008	17.4992	11.6033	374,328
	06	2007	16.4709	17.4992	565,181
	06	2006	13.8309	16.4709	679,200
	06	2005	13.1787	13.8309	742,489
	06	2004	11.5880	13.1787	798,989
	06	2003	9.3926	11.5880	802,335
	06	2002	11.0393	9.3926	772,979

MFS® Value Portfolio S Class	01	2011	13.8051	13.6280	3,442
	01	2010	12.5372	13.8051	3,669
	01	2009	10.5270	12.5372	3,996
	01	2008	15.8401	10.5270	7,900
	01	2007	14.8608	15.8401	10,358
	01	2006	12.4403	14.8608	12,646
	01	2005	11.8162	12.4403	15,693
	01	2004	10.3627	11.8162	18,613
	01	2003	8.3680	10.3627	22,153
	01	2002	9.8049	8.3680	41,705

	02	2011	13.6104	13.4156	110,225
	02	2010	12.3792	13.6104	155,922
	02	2009	10.4101	12.3792	208,949
	02	2008	15.6882	10.4101	272,536
	02	2007	14.7407	15.6882	410,886
	02	2006	12.3585	14.7407	486,962
	02	2005	11.7563	12.3585	520,698
	02	2004	10.3258	11.7563	572,764
	02	2003	8.3509	10.3258	593,073
	02	2002	9.7998	8.3509	539,530

	03	2011	13.4824	13.2759	0
	03	2010	12.2751	13.4824	0
	03	2009	10.3330	12.2751	0
	03	2008	15.5878	10.3330	0
	03	2007	14.6613	15.5878	0
	03	2006	12.3043	14.6613	0
	03	2005	11.7166	12.3043	0
	03	2004	10.3014	11.7166	0
	03	2003	8.3396	10.3014	0
	03	2002	9.7963	8.3396	0

	04	2011	13.4186	13.2064	71,210
	04	2010	12.2232	13.4186	96,154
	04	2009	10.2945	12.2232	151,187
	04	2008	15.5377	10.2945	215,210
	04	2007	14.6216	15.5377	297,776
	04	2006	12.2773	14.6216	344,425
	04	2005	11.6967	12.2773	365,277
	04	2004	10.2891	11.6967	418,509
	04	2003	8.3339	10.2891	417,138
	04	2002	9.7946	8.3339	355,617

	05	2011	13.2918	13.0684	125,576
	05	2010	12.1200	13.2918	182,028
	05	2009	10.2180	12.1200	246,514
	05	2008	15.4379	10.2180	279,356
	05	2007	14.5426	15.4379	398,392
	05	2006	12.2232	14.5426	413,589
	05	2005	11.6570	12.2232	476,130
	05	2004	10.2646	11.6570	485,707
	05	2003	8.3225	10.2646	474,717
	05	2002	9.7912	8.3225	488,034

	06	2011	13.1039	12.8641	193,999
	06	2010	11.9669	13.1039	227,305
	06	2009	10.1043	11.9669	309,711
	06	2008	15.2895	10.1043	320,195
	06	2007	14.4248	15.2895	431,664
	06	2006	12.1426	14.4248	496,712
	06	2005	11.5977	12.1426	584,443
	06	2004	10.2280	11.5977	651,114
	06	2003	8.3054	10.2280	691,788
	06	2002	9.7860	8.3054	711,007

This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2012, which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7216.

To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley, Massachusetts 02481

Please send me a Statement of Additional Information for
MFS Regatta Choice Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.

Name:

Address:

City:	State:	Zip Code:

Telephone:

PART B

MAY 1, 2012

REGATTA CHOICE

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

TABLE OF CONTENTS

Sun Life Assurance Company of Canada (U.S.)	2
Advertising and Sales Literature	2
Tax Deferred Accumulation	3
Calculations	4
Example of Net Investment Factor Calculation	4
Example of Variable Accumulation Unit Value Calculation	4
Annuity Provisions	4
Determination of Annuity Payments	4
Annuity Unit Value	5
Example of Variable Annuity Unit Calculation	5
Example of Variable Annuity Payment Calculation	5
Distribution of the Contract	6
Custodian	6
Independent Registered Public Accounting Firm	6
Financial Statements	6

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Regatta Choice (the “Contract”) issued by Sun Life Assurance Company of Canada (U.S.) (the “Company”) in connection with Sun Life of Canada (U.S.) Variable Account F (the “Variable Account”) which is not included in the corresponding Prospectus dated May 1, 2012. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 752-7216.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

Sun Life Financial Inc. (“Sun Life Financial”), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). Sun Life Financial ultimately controls Sun Life (U.S.) through the following intervening companies: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Global Investments Inc.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. Best’s Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company’s relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Standard & Poor’s insurance claims-paying ability rating is an opinion of an operating insurance company’s financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Moody’s Investors Services, Inc.’s insurance claims-paying rating is a system of rating an insurance company’s financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Standard & Poor’s Index - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor’s 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor’s Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

Morningstar, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and ““style box”“ matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

Dollar-Cost Averaging Illustrations. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

Systematic Withdrawal Program. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

The Company’s and the Funds’ Customers. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

The Company’s Assets, Size. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor’s and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria.

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart. The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893
Tax-Deferred Account	$21,589	$46,610	$100,627
Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

This illustration is hypothetical and does not represent the projected performance of the Contract or any of its investment options. The illustration does not reflect the deduction of any charges or fees related to portfolio management, mortality and expense, or Account administration. Taxes on earnings within an annuity are due upon withdrawal. Withdrawals may also be subject to surrender charges and, if made prior to age 59½, a 10% federal penalty tax.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract’s accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account’s investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:

•	The assumed rate of earnings will be realistic.
•	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
•	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
•	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59½ at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

Example of Net Investment Factor Calculation

We determine the net investment factor using the following formula:

Investment Factor	=	(	a + b c	)	- d

where:

(a)	is the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period;

(b)	is the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period;

(c)	is the net asset value per share of the Fund share at the end of the previous Valuation Period;

(d)
is a factor representing the asset-based insurance charges (the mortality and expense risk charge, the administrative expense charge, and the distribution fee) plus any applicable asset-based charge for an optional benefit for the Valuation Period.

Assume the following facts about a particular Variable Account at the end of the current Valuation Period.

(a)	the net asset value of a fund equals $ 18.38
(b)	the per share amount of any dividend or capital gains distributions equal $0
(c)	the net asset value per share of the Fund share at the end of the previous Valuation Period equals $18.32
(d)
the factor representing the asset-based insurance charges (the mortality and expense risk charge, the administrative expense charge, and the distribution fee) plus any applicable asset-based charge for an optional benefit for the Valuation Period equals 0.00004837.

The net investment factor is, therefore, determined as follows:

(18.38 + 0.00) – (.00004837)	=	1.00322674
18.32

Example of Variable Accumulation Unit Value Calculation

We calculate the Variable Accumulation Unit Value for any Valuation Period as follows: we multiply the Variable Accumulation Unit Value for the immediately preceding Valuation Period by the appropriate Net Investment Factor for the subsequent Valuation Period.

Assume the Variable Accumulation Unit value for the immediately preceding Valuation Period had been 14.5645672.  Assume that the Net Investment Factor for the subsequent Valuation Period is 1.00323231 as shown in the calculation above.  The value for the current Valuation Period would be, therefore, determined as follows:

(14.5645672 x 1.00323231)	=	14.6116444

ANNUITY PROVISIONS

Determination of Annuity Payments

On the Annuity Commencement Date the Contract’s Accumulation Account will be canceled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes and a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on an assumed interest rate of 3% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Variable Account is determined by dividing that portion of the first variable annuity payment attributable to that Variable Account by the Annuity Unit value of that Variable Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Variable Account credited to the Contract then remains fixed unless an exchange of Annuity Units is made as described below. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Variable Account credited to the Contract by the Annuity Unit value for the particular Variable Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment.

Annuity Unit Value

The Annuity Unit value for each Variable Account was established at $10.00 for the first Valuation Period of the particular Variable Account. The Annuity Unit value for any subsequent Valuation Period is determined using the following formula:

Annuity Unit Value	=	(A x B) x C

where:

A	equals the Annuity Unit value for the immediately preceding Valuation Period
B	equals the Net Investment Factor for the current Valuation Period
C	equals a factor to neutralize the assumed interest rate of 3% per year used to establish the annuity payment rates found in the Contract. (This factor is 0.99991902 for a one day Valuation Period.)

Example of Variable Annuity Unit Calculation

Assume the value of an Annuity Unit for the immediately preceding Valuation Period had been 12.3456789. Assume that the Net Investment Factor for the subsequent Valuation Period is 1.00323648 as shown in the calculation above. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the Annuity Unit for the current Valuation Period would be determined as follows:

(12.3456789 x 1.00323648) x 0.99991902	=	12.3846325

Example of Variable Annuity Payment Calculation

The first Variable Annuity payment is determined by multiplying the Variable Accumulation Unit value for the Valuation Period (as described under “Example of Variable Accumulation Unit Calculation”) by the annuity payment rate for the age and annuity option elected.

Assume the following facts:

•	the Account value being annuitized is made up of a particular Variable Account with 8,765.4321 Variable Accumulation Units;
•
at the end of the Valuation Period immediately preceding the Annuity Commencement Date, the Variable Accumulation Unit value and the Annuity Unit value for that Variable Account are 14.5645672 and 12.3456789, respectively;

•	the annuity payment rate for the age and option elected is $6.78 per $1,000; and
•	on the day prior to the second variable annuity payment date, the Annuity Unit value is 12.3724831.

The first Variable Annuity payment would be determined as follows:

(8,765.4321 x 14.5645672) x 6.78	=	$865.57
1,000

This first Variable Annuity payment of $865.57 represents 70.1112 Variable Annuity Units, which are calculated by dividing the first Variable Annuity Payment by the Variable Annuity Unit value at the end of the Valuation Period immediately preceding the Annuity Commencement Date. In this case, $865.57 divided by 12.3456789.

Subsequent Variable Annuity payments are determined by multiplying the number of Variable Annuity Units (calculated for the first Variable Annuity payment) by the Variable Annuity Unit value at the end of the Valuation Period immediately preceding the annuity payment date. Thus, the second Variable Annuity payment would be determined as follows:

70.1112 x 12.3846325	=	$868.30

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis through the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. (“Clarendon”). Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time.

Commissions will not be paid to selling agents with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading “Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates.” Total commissions paid by the Variable Account to, but not retained by, Clarendon during 2009, 2010, and 2011, were approximately $23,131,617, $31,742,826, and $29,279,164, respectively.

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated March 29, 2012, accompanying such financial statements expresses an unqualified opinion and includes an explanatory paragraph, referring to the Company changing its method of accounting and reporting for other-than-temporary impairments in 2009), and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.  Their office is located at 200 Berkeley Street, Boston, Massachusetts.

The financial statements of Sun Life of Canada (U.S.) Variable Account F that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein (which reports, dated April 23, 2012, accompanying the financial statements express an unqualified opinion) and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of
Sun Life Assurance Company of Canada (U.S.)
Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Financial Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting and reporting for other-than-temporary impairments as required by accounting guidance adopted in 2009.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 29, 2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF OPERATIONS
(in thousands)
For the  Years Ended December 31,

	2011	2010	2009

Revenues:
Premiums and annuity considerations (Note 8)	$137,420	$136,175	$134,246
Net investment income (1) (Note 7)	727,628	1,390,210	2,582,307
Net derivative loss (Note 4)	(988,070)	(149,290)	(39,902)
Net realized investment gains (losses), excluding impairment losses on available-for-sale securities (Note 6)	39,578	26,951	(36,675)
Other-than-temporary impairment losses (2) (Note 4)	(71)	(885)	(4,834)
Fee and other income (Note 8)	608,411	511,027	385,836

Total revenues	524,896	1,914,188	3,020,978

Benefits and expenses:
Interest credited (Note 8)	424,208	401,848	385,768
Interest expense	47,170	51,789	39,780
Policyowner benefits (Note 8)	134,412	239,794	110,439
Amortization of deferred policy acquisition costs and value of business and customer renewals acquired	(247,401)	697,102	1,024,661
Other operating expenses (Note 8)	350,325	318,170	248,156

Total benefits and expenses	708,714	1,708,703	1,808,804

(Loss) income from continuing operations before income tax (benefit) expense	(183,818)	205,485	1,212,174
Income tax (benefit) expense (Note 10)	(80,701)	71,211	335,649

Net (loss) income from continuing operations	(103,117)	134,274	876,525

Income from discontinued operations, net of tax
(Note 2)	-	-	104,971

Net (loss) income	$(103,117)	$134,274	$981,496

(1)
Net investment income includes an increase in market value of trading investments of $186.6 million, $674.2 million and $2,086.7 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)
The $0.1 million, $0.9 million and $4.8 million other-than-temporary impairment (“OTTI”) losses for years ended December 31, 2011, 2010 and 2009, respectively, represent solely credit losses.  The Company incurred no non-credit OTTI losses during the years ended December 31, 2011, 2010 and 2009 as such, no non-credit OTTI losses were recognized in other comprehensive income for these periods.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED BALANCE SHEETS
(in thousands except per share data)

ASSETS	December 31, 2011	December 31, 2010
Investments
Available-for-sale fixed maturity securities, at fair value (amortized cost of $1,339,960 and $1,422,951 in 2011 and 2010, respectively) (Note 4)	$1,402,525	$1,495,923
Trading fixed maturity securities, at fair value (amortized cost of $10,336,058 and $11,710,416 in 2011 and 2010, respectively) (Note 4)	10,280,536	11,467,118
Mortgage loans (Note 4)	1,457,356	1,737,528
Derivative instruments – receivable (Note 4)	422,404	198,064
Limited partnerships	34,088	41,622
Real estate (Note 4)	223,814	214,665
Policy loans	603,371	717,408
Other invested assets	37,075	27,456
Short-term investments	105,895	832,739
Cash and cash equivalents	872,064	736,323
Total investments and cash	15,439,128	17,468,846

Accrued investment income	169,761	188,786
Deferred policy acquisition costs and sales inducement asset (Note 13)	2,206,886	1,682,559
Value of business and customer renewals acquired (Note 14)	106,087	134,985
Net deferred tax asset (Note 10)	448,376	394,297
Goodwill (Note 1)	7,299	7,299
Receivable for investments sold	5,092	5,328
Reinsurance receivable	2,237,806	2,347,086
Other assets (Note 1)	119,325	125,529
Separate account assets (Note 1)	27,483,790	26,880,421

Total assets	$48,223,550	$49,235,136

LIABILITIES

Contractholder deposit funds and other policy liabilities	$13,626,525	$14,593,228
Future contract and policy benefits	910,032	849,514
Payable for investments purchased	730	44,827
Accrued expenses and taxes	49,867	52,628
Debt payable to affiliates (Note 3)	683,000	783,000
Reinsurance payable	2,100,124	2,231,835
Derivative instruments – payable (Note 4)	287,074	362,023
Other liabilities	339,641	285,056
Separate account liabilities	27,483,790	26,880,421

Total liabilities	45,480,783	46,082,532

Commitments and contingencies (Note 20)

STOCKHOLDER’S EQUITY

Common stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding in 2011 and 2010	6,437	6,437
Additional paid-in capital	3,629,228	3,928,246
Accumulated other comprehensive income (Note 19)	38,851	46,553
Accumulated deficit	(931,749)	(828,632)

Total stockholder’s equity	2,742,767	3,152,604

Total liabilities and stockholder’s equity	$48,223,550	$49,235,136

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
(in thousands)
For the Years Ended December 31,

	2011	2010	2009

Net (loss) income	$(103,117)	$134,274	$981,496

Other comprehensive (loss) income:
Change in unrealized holding gains on available- for- sale securities, net of tax (1)	33,493	34,459	113,278
Reclassification adjustment for OTTI losses, net of tax (2)	1,111	938	202
Change in pension and other postretirement plan adjustments, net of tax (3)	-	-	10,231
Reclassification adjustments of net realized investment losses into net income (gains) losses (4)	(42,306)	(24,088)	3,117
Other comprehensive (loss) income	(7,702)	11,309	126,828

Comprehensive (loss) income	$(110,819)	$145,583	$1,108,324

(1)	Net of tax (expense) of $(18.0) million, $(18.6) million and $(60.1) million for the years ended December 31, 2011, 2010 and 2009, respectively.
(2)	Represents an adjustment to OTTI losses due to the sale of other-than-temporarily impaired available-for-sale fixed maturity securities.
(3)	Net of tax (expense) of $(5.5) million for the year ended December 31, 2009.
(4)	Net of tax benefits (expense) of $22.8 million, $13.0 million and $(1.7) million for the years ended December 31, 2011, 2010 and 2009, respectively.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY
(in thousands)
For the Years Ended December 31,

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) Income (1)	Accumulated Deficit	Total Stockholder’s Equity

Balance at December 31, 2008	$6,437	$2,872,242	$(129,884)	$(1,953,540)	$795,255

Cumulative effect of accounting changes related to the adoption of FASB ASC Topic 320, net of tax (2)	-	-	(9,138)	9,138	-
Net income	-	-	-	981,496	981,496
Tax benefit from stock options	-	185	-	-	185
Capital contribution from Parent	-	748,652	-	-	748,652
Net liabilities transferred to affiliate (Note 3)	-	1,467	47,438	-	48,905
Dividend to Parent (Notes 1 and 2)	-	(94,869)	-	-	(94,869)
Other comprehensive income	-	-	126,828	-	126,828

Balance at December 31, 2009	6,437	3,527,677	35,244	(962,906)	2,606,452

Net income	-	-	-	134,274	134,274
Tax benefit from stock options	-	569	-	-	569
Capital contribution from Parent	-	400,000	-	-	400,000
Other comprehensive income	-	-	11,309	-	11,309

Balance at December 31, 2010	6,437	3,928,246	46,553	(828,632)	3,152,604

Net loss	-	-	-	(103,117)	(103,117)
Tax benefit from stock options	-	982	-	-	982
Return of capital to Parent (Note 3)	-	(300,000)	-	-	(300,000)
Other comprehensive loss	-	-	(7,702)	-	(7,702)

Balance at December 31, 2011	$6,437	$3,629,228	$38,851	$(931,749)	$2,742,767

(1)	As of December 31, 2011, the total amount of after tax non-credit OTTI losses recorded in the Company’s accumulated other comprehensive income was $6.9 million.
(2)	Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 320, “Investments-Debt and Equity Securities.”

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the Years Ended December 31,

	2011	2010	2009

Cash Flows From Operating Activities:
Net (loss) income from operations	$(103,117)	$134,274	$981,496

Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net amortization (accretion) of premiums on investments	47,608	30,562	(689)
Amortization of deferred policy acquisition costs, and value of business and customer renewals acquired	(247,401)	697,102	1,024,661
Depreciation and amortization	10,012	5,683	5,535
Net loss (gain) on derivatives	960,978	41,483	(96,041)
Net realized (gains) losses and OTTI credit losses on available-for- sale investments	(39,507)	(26,066)	41,509
Net increase in fair value of trading investments	(186,566)	(674,223)	(2,086,740)
Net realized losses on trading investments	94,640	67,277	367,337
Undistributed (income) loss on private equity limited partnerships	(2,883)	2,339	9,207
Interest credited to contractholder deposits	424,208	401,848	385,768
Goodwill impairment	-	-	-
Deferred federal income taxes	(49,932)	149,377	295,608
Changes in assets and liabilities:
Additions to deferred policy acquisition costs, sales inducement asset and value of business and customer renewals acquired	(225,114)	(184,995)	(346,900)
Accrued investment income	19,025	41,805	36,736
Net change in reinsurance receivable/payable	69,511	129,907	209,637
Future contract and policy benefits	60,518	33,876	(125,992)
Other, net	(32,132)	17,031	(243,369)
Adjustments related to discontinued operations	-	-	(288,018)
Net cash provided by operating activities	799,848	867,280	169,745

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturity securities	708,951	498,087	113,478
Trading fixed maturity securities	3,136,456	4,170,750	2,097,054
Mortgage loans	253,599	249,283	143,493
Real estate	812	-	-
Other invested assets (1)	115,650	(315,643)	(207,548)
Purchases of:
Available-for-sale fixed maturity securities	(561,142)	(771,747)	(347,139)
Trading fixed maturity securities	(1,948,459)	(3,946,548)	(867,310)
Mortgage loans	(15,045)	(101,668)	(17,518)
Real estate	(4,739)	(4,874)	(4,702)
Other invested assets (2)	(71,270)	(64,998)	(106,277)
Net change in other investments	-	-	(183,512)
Net change in policy loans	6,879	5,182	6,817
Net change in short-term investments	726,844	434,572	(722,821)

Net cash provided by (used in) investing activities	$2,348,536	$152,396	$(95,985)

Continued on next page

(1)	Includes $95.1 million, $(371.9) million and $(345.2) million related to settlements of derivative instruments during the years ended December 31, 2011, 2010 and 2009, respectively.
(2)	Includes $(62.0) million, $(62.0) million and $(92.1) million related to acquisitions of derivative instruments during the years ended December 31, 2011, 2010 and 2009, respectively.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the Years Ended December 31,

	2011	2010	2009

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$1,029,870	$1,217,014	$2,795,939
Withdrawals from contractholder deposit funds	(3,631,161)	(3,606,335)	(3,011,499)
Repayment of debt	(100,000)	(100,000)	-
Debt proceeds	-	-	200,000
Capital contribution from Parent	-	400,000	748,652
Return of capital to Parent	(300,000)	-	-
Other, net	(11,352)	1,760	(27,312)

Net cash (used in) provided by financing activities	(3,012,643)	(2,087,561)	705,780

Net change in cash and cash equivalents	135,741	(1,067,885)	779,540

Cash and cash equivalents, beginning of year	736,323	1,804,208	1,024,668

Cash and cash equivalents, end of year	$872,064	$736,323	$1,804,208

Supplemental Cash Flow Information:
Interest paid	$44,272	$45,389	$47,151
Income taxes (refunded) paid	$(21,041)	$(107,063)	$21,144

Supplemental schedule of non-cash investing and financing activities

The Company exchanged $111.8 million of fixed maturity securities and converted $16.0 million of fixed maturity securities to equity securities during the year ended December 31, 2011.  Equity securities are reported in the Company’s balance sheets as part of other invested assets.  Mortgage foreclosures resulted in a reclassification of $9.0 million from mortgage loans to real estate during the year-ended December 31, 2011.  Refer to Note 8 for details of a $107.2 million non-cash adjustment to policy loans during the year ended December 31, 2011.

On December 31, 2009, the Company paid a dividend of all of the issued and outstanding common stock of the Company’s wholly-owned subsidiary, Sun Life Financial (U.S.) Reinsurance Company (“Sun Life Vermont”), to the Company’s sole shareholder, Sun Life of Canada (U.S.) Holdings, Inc. (the “Parent”).  This dividend is discussed more fully in Note 2.  As a result of the dividend, the Company’s total assets decreased by $2,658.1 million and total liabilities decreased by $2,563.2 million in a non-cash transaction.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the “Company”) is a stock life insurance company incorporated under the laws of Delaware.  The Company is a direct wholly-owned subsidiary of the Parent, which in turn is wholly-owned by Sun Life Financial Inc. (“SLF”), a reporting company under the Securities Exchange Act of 1934.  Accordingly, the Company is an indirect wholly-owned subsidiary of SLF.  SLF and its subsidiaries are collectively referred to herein as “Sun Life Financial.”

The Company and its subsidiaries offer a variety of wealth accumulation products, protection products and institutional investment contracts.  These products include individual and group fixed and variable annuities, individual and group variable life insurance, individual universal life insurance, group life, group disability, group dental and group stop loss insurance and funding agreements.  The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands.  In addition, the Company’s wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York (“SLNY”), is authorized to transact business in the State of New York.

On December 12, 2011, SLF announced the completion of a major strategic review of its businesses.  As a result of this strategic review, SLF announced that it would close its domestic U.S. variable annuity and individual life products to new sales effective December 30, 2011.  The decision to discontinue sales in these lines of business is based on unfavorable product economics which, due to ongoing shifts in capital markets and regulatory requirements, no longer enhance shareholder value.  This decision reflects SLF’s intensified focus on reducing volatility and improving the return on shareholders’ equity by shifting capital to businesses with superior growth, risk and return characteristics.

Existing legal, business and contractual requirements call for the Company to, among other things, continue accepting limited applications for (1) certain private placement variable annuities until mid-2012, and (2) new employees of corporate-owned life insurance (“COLI”) customers.  Subject to these and other existing obligations, the Company has ceased writing all other COLI new business effective January 31, 2012 and all other individual life and annuities new business effective December 30, 2011.

The decision to stop selling variable annuity and individual life products in the U.S. will not impact existing customers and their policies.  The Company will continue to provide quality service to its policyholders, while focusing on the profitability, capital efficiency and risk management of its in-force business.  The Company will continue to earn revenue and to provide policyholder benefits on its in-force business.

Of the one-time restructuring costs on a pre-tax basis associated with the discontinuation of these products lines in the U.S., $12.7 million was allocated to the Company.  The restructuring costs related primarily to employee severance and other employee benefits, which are expected to be paid in the form of future cash expenditures, as well as other costs.

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for stock life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries.  As of December 31, 2011, the Company directly or indirectly owned all of the outstanding shares of SLNY, which issues individual fixed and variable annuity contracts, group life, group disability, group dental and stop loss insurance, and individual life insurance in New York; Independence Life and Annuity Company (“ILAC”), a Rhode Island life insurance company that sold variable and whole life insurance products; Clarendon Insurance Agency, Inc., a registered broker-dealer; SLF Private Placement Investment Company I, LLC; 7101 France Avenue Manager, LLC; Sun MetroNorth, LLC; SLNY Private Placement Investment Company I, LLC; and SL Investment DELRE Holdings 2009-1, LLC.

The Company’s consolidated financial statements also include a variable interest entity (“VIE”) that the Company is required to consolidate.  Refer to Note 4 for further information about VIEs.

All inter-company transactions and balances between the Company and its subsidiaries have been eliminated in consolidation.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

On December 30, 2009, Sun Life Vermont, which was a subsidiary of the Company at the time, paid a $100.0 million cash dividend to the Company.  On December 31, 2009, the Company paid a dividend of all of the issued and outstanding common stock of Sun Life Vermont to the Parent.  As a result of this transaction, Sun Life Vermont is no longer the Company’s wholly-owned subsidiary.  At December 31, 2009, Sun Life Vermont’s total assets and liabilities were $2,658.1 million and $2,563.2 million, respectively.  Sun Life Vermont’s net income for the year ended December 31, 2009 was $105.0 million.  As a result of this dividend transaction, the net income and changes in cash flows from the operating activities of Sun Life Vermont for the year ended December 31, 2009 are presented as discontinued operations in these consolidated financial statements.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  The most significant estimates are those used in determining the fair value of financial instruments, goodwill, deferred policy acquisition costs (“DAC”) including sales inducement asset (“SIA”), value of business acquired (“VOBA”), value of customer renewals acquired (“VOCRA”), liabilities for future contract and policyholder benefits, unearned revenue reserves, accruals, other-than-temporary impairments of investments, allowance for loan loss, valuation allowance on deferred tax assets and provision for income taxes.  Actual results could differ from those estimates.

OUT-OF-PERIOD ADJUSTMENTS

During the year ended December 31, 2011, upon settlement of certain note obligations, the Company recognized $35.4 million of adjustments to contract liabilities that were not previously recorded.  These adjustments should have been recorded during prior years.  Prior periods have not been adjusted as the previously unrecognized amounts were not deemed to be material under Staff Accounting Bulletin (“SAB”) No. 99, “Materiality,” and SAB No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in the Current Year Financial Statements.”

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, fixed maturity securities, mortgage loans, equity securities, derivative financial instruments, debt, loan commitments and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Cash, cash equivalents and short-term investments are highly liquid securities.  The Company’s cash equivalents primarily include cash, commercial paper and money market investments which have an original term to maturity of less than three months.  Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition.  Cash equivalents and short-term investments are held at amortized cost, which approximates fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Fixed Maturity Securities

The Company accounts for its investments in accordance with FASB ASC Topic 320.  At the time of purchase, fixed maturity securities are classified as either trading or available-for-sale.  Securities, for which the Company has elected to measure at fair value under FASB ASC Topic 825, “Financial Instruments,” are classified as trading securities.  Although classified as trading securities, the Company’s intent is to not sell these securities in the near term.  Trading securities are carried at aggregate fair value with changes in market value reported as a component of net investment income.  Securities that do not meet the trading criterion are classified as available-for-sale.  Included with fixed maturity securities are forward purchase commitments on mortgage backed securities, better known as To Be Announced (“TBA”) securities.  The Company records TBA purchases on the trade date and the corresponding payable is recorded as an outstanding liability in payable for investments purchased until the settlement date of the transaction.  Available-for-sale securities that are not considered other-than-temporarily impaired are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third party pricing services; the remaining unpriced securities are priced using one of the remaining two methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.  The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as asset-backed securities (“ABS”) including collateralized debt obligations, residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are priced using a fair value model or independent broker quotations.  CMBS securities are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are determined using a discounted cash flow model which includes estimates that take into account credit spreads for publicly-traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturity securities also are priced using market prices or broker quotes.  The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively traded market.  Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (continued)

Fixed Maturity Securities (continued)

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including estimates and assumptions, a market participant would utilize.  The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value.  In addition, on the quarterly basis, the Company performs quantitative and qualitative analysis that includes back testing of recent trades, review of key assumptions such as spreads, duration, and credit rating, and on-going review of third-party pricing services’ methodologies.  The Company performs further testing on those securities whose prices do not fall within a pre-established tolerance range.  This testing includes looking at specific market events that may affect pricing or obtaining additional information or new prices from the third-party pricing service.  Additionally, the Company makes a selection of securities from its portfolio and compares the price received from its third-party pricing services to an independent source, creates option adjusted spreads or obtains additional broker quotes to corroborate the current market price.  Historically, the Company has found no material variances between the prices received from third-party pricing sources and the results of its own testing.

Please refer to Note 5 of the Company’s consolidated financial statements for further discussion of the Company’s fair value measurements.

As required by FASB ASC Topic 320, the Company recognizes an OTTI loss and records a charge to earnings for the full amount of the impairment based on the difference between the amortized cost and fair value of the security, if the Company intends to sell, or if it is more likely than not that it will be required to sell, the impaired security prior to recovery of its cost basis.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories:  credit loss and non-credit loss.  The credit loss portion is charged to the consolidated statements of operations, while the non-credit loss is charged to other comprehensive income.  When an unrealized loss on a fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income and not in earnings.

Structured securities, typically those rated single A or below, are subject to certain provisions in FASB ASC Topic 325, “Investments–Other.”  These provisions require the Company to periodically update its best estimate of cash flows over the life of the security.  In the event that fair value is less than the carrying amount and there has been an adverse change in the expected cash flows, then an impairment charge, based on the difference between amortized cost and the present value of the expected cash flows discounted at the current effective rate, is recorded to income.

Please refer to Note 4 of the Company’s consolidated financial statements for further discussion of the Company’s recognition and disclosure of OTTI loss.

The Company discontinues the accrual of income on its holdings for issuers that are in default.  The Company’s net investment income would have increased by $2.1 million and $4.6 million for the year ended December 31, 2011 and 2010, respectively, if these holdings were performing.  As of December 31, 2011 and 2010, the fair market value of holdings for issuers in default was $19.6 million and $53.9 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Mortgage Loans and Real Estate

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses.  Purchases and sales of mortgage loans are recognized or derecognized in the Company’s balance sheet on the loans’ trade dates, which are the dates that the Company commits to purchase or sell the loan.  Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s statement of operations using the effective interest method.  Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.  The Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount. The allowance for credit losses are estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent.  A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan.  The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing these loans individually.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  While management believes that it uses the best information available to establish the loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on impaired mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method.  Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed on non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied, firstly against the carrying value of the loan, then against the provision, and then to income.  The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses and write-off of specific mortgages are recorded as net realized gain or loss in the Company’s statements of operations.  Once the conditions causing impairment improve and future payments are reasonably assured, allowances are reduced and the mortgages are no longer classified as impaired.  However, the mortgage loan continues to be classified as impaired if the original terms of the contract have been restructured, resulting in the Company providing an economic concession to the borrower.

If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure.  Uncollectible collateral-dependent loans are written off through allowances for losses at the time of disposition or foreclosure.

Real estate investments are held for the production of income or are held for sale.  Real estate investments held for the production of income are carried at depreciated cost.  Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the asset.  Real estate investments held for sale are primarily acquired through foreclosure of mortgage loans for which the carrying amount is established as the fair value less cost to sell at the foreclosure date.  Real estate investments held- for-sale are measured at the lower of their carrying amount or fair value less costs to sell.  Real estate investments are diversified by property type and geographic area throughout the United States.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Derivative instruments

The Company uses derivative financial instruments including swaps, swaptions, options and futures as a means of hedging exposure to interest rate, currency and equity price risk.  Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income or loss.

Policy loans and other

Policy loans are carried at the amount of outstanding principal balance.  Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Investments in private equity limited partnerships are accounted for by the equity method of accounting.

Realized gains and losses

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method.  Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Investment income

Interest income is recorded on the accrual basis.  Investments are placed in a non-accrual status when management believes that the borrower's financial position, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful.  When an investment is placed in non-accrual status, all interest accrued is reversed against current period interest income.  Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

The Company manages assets related to certain funds-withheld reinsurance agreements.  These assets are primarily comprised of fixed maturity securities, mortgage loans, policy loans, equity securities, derivative instruments, related accrued income and cash and cash equivalents and are accounted for consistent with the policies described above.  Investment income on assets within funds-withheld reinsurance portfolios is included as a component of net investment income in the Company’s consolidated statements of operations.

Please refer to Note 7 of the Company’s consolidated financial statements for further discussion of the Company’s net investment income.

DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCMENT ASSET

Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business.  Acquisition costs related to deposit-type contracts, primarily deferred annuity, universal life (“UL”) and guaranteed investment contracts (“GICs”) are deferred and amortized with interest based on the proportion of actual gross profits to the present value of all estimated gross profits to be realized over the estimated lives of the contracts.  Estimated gross profits are composed of net investment income, net realized and unrealized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses.

SIA represents amounts that are credited to policyholder account balances related to the enhanced or bonus crediting rates that the Company offers on certain of its annuity products.  The costs associated with offering the enhanced or bonus crediting rates are capitalized and amortized over the expected life of the related contracts in proportion to the estimated gross profits.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCMENT ASSET (CONTINUED)

Estimating future gross profit is a complex process requiring considerable judgment and the forecasting of events into the future based on historical information and actuarial assumptions.  These assumptions are subject to an annual review process and are updated on a more frequent basis if required.  Changes in any of the assumptions that serve to increase or decrease the estimated future gross profits will cause the amortization of DAC to decrease or increase, respectively, in the current period.  Assumptions affecting the computation of estimated future gross profits include, but are not limited to, recent investment and policyholder experience, expectations of future performance and policyholder behavior, changes in interest rates, capital market growth rates, and account maintenance expense.

DAC amortization is reviewed regularly and adjusted retrospectively through the current period operations when the Company calculates the actual profits or losses and revises its estimate of future gross profits to be realized from deposit-type contracts, including realized and unrealized gains and losses from investments.  The Company also tests its DAC asset and SIA for loss recognition on a quarterly basis.  The test is performed by comparing the GAAP liability, net of DAC and SIA, to the present value of future expected gross profits or gross premium reserves.  The Company’s DAC asset and SIA at December 31, 2011 and 2010 failed the loss recognition test for certain annuity products and the Company, therefore, wrote down DAC asset and the SIA by $21.0 million and $126.0 million during the years ended December 31, 2011 and 2010, respectively.  Please refer to Note 13 of the Company’s consolidated financial statements for the Company’s DAC asset and SIA roll-forward.

The DAC asset under GAAP cannot exceed accumulated deferrals, plus interest.  At December 31, 2009, the Company reached the cap for its DAC asset and SIA related to certain fixed and fixed index annuity products and reported the DAC asset for these products at historical accumulated deferrals with interest.  At December 31, 2010, the Company’s SIA related to certain fixed and fixed index annuity remained at historical accumulated deferral with interest.  However, the Company’s DAC related to certain fixed annuities was below the cap and regular amortization was recorded during the year.  At December 31, 2011, the Company’s DAC asset and SIA were below the cap and regular amortization was recorded during the year.

Although recovery of DAC and the SIA is not assured, the Company believes it is more likely than not that all of these costs will be recovered from future profits.  The amount of DAC and SIA considered recoverable could be reduced in the near term, however, if the future estimates of gross profits are reduced.

VALUE OF BUSINESS AND CUSTOMER RENEWALS ACQUIRED

VOBA represents the actuarially determined present value of projected future gross profits from the Keyport Life Insurance Company (“Keyport”) in-force policies on November 1, 2001, the date of the Company’s acquisition of Keyport.  Prior to December 31, 2009, the Company’s VOBA also included the present value of projected future gross profits from the in-force policies that were transferred to SLNY, based on a series of agreements between SLNY and Sun Life and Health Insurance Company (U.S.) (“SLHIC”), an affiliate, (the “SLHIC to SLNY asset transfer”).  VOBA related to Keyport is amortized in proportion to the projected emergence of profits over the estimated life of the purchased block of business; VOBA related to the SLHIC to SLNY asset transfer was amortized in proportion to the projected premium income over the period to the first renewal of the transferred business.  As of December 31, 2009, VOBA related to the SLHIC to SLNY asset transfer was fully amortized.

VOCRA represents a portion of the assets that were transferred to SLNY under the SLHIC to SLNY asset transfer.  VOCRA is the actuarially determined present value of projected future profits arising from the existing in-force business at May 31, 2007 to the next policy renewal date.  This amount is amortized in proportion to the projected premium income over the period from the first renewal date to the end of the projected life of the policies.  The Company tests its VOCRA asset for impairment on an annual basis.  During the year ended December 31, 2009, the Company determined that its VOCRA asset was impaired and recorded an impairment charge of $2.6 million.  Please refer to Note 14 of the Company’s consolidated financial statements for the Company’s combined VOBA and VOCRA roll-forward.

Although recovery of VOBA is not assured, the Company believes it is more likely than not that all of these costs will be recovered from future profits.  The amount of VOBA and VOCRA considered recoverable could be reduced in the near term, however, if the future estimates of gross profits are reduced.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

OTHER ASSETS

The Company’s other assets are comprised primarily of receivables from affiliates, outstanding premiums and intangible assets.  Intangible assets consist of state insurance licenses that are not subject to amortization and the value of distribution.  The value of distribution represents the present value of projected future profits arising from sales of new business by brokers with whom SLHIC had an existing distribution relationship contract.  This amount is amortized on a straight-line basis over 25 years, representing the period over which the Company expects to earn premiums from new sales stemming from the added distribution capacity.

Prior to December 31, 2009, the Company’s other asset also included property, equipment, leasehold improvements and capitalized software costs.  As described in Note 3, effective December 31, 2009, the Company transferred certain property, equipment, leasehold improvements and capitalized software costs to Sun Life Financial (U.S.) Services Company, Inc. (“Sun Life Services”), an affiliate.  Depreciation and amortization expenses related to these assets were $1.3 million for year ended December 31, 2009.

POLICY LIABILITIES AND ACCRUALS

Future contract and policy benefit liabilities include amounts reserved for future policy benefits payable upon contingent events, as well as liabilities for unpaid claims due as of the statement date.  Such liabilities are established in amounts adequate to meet the estimated future obligations of in-force policies.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY LIABILITIES AND ACCRUALS (continued)

Policy reserves for annuity contracts include liabilities held for group pension and payout annuity payments and liabilities held for product guarantees on variable annuity products, such as guaranteed minimum death benefits (“GMDB”).  Reserves for pension and payout annuity contracts are calculated using the best-estimate interest and decrement assumptions.  The Company periodically reviews its policies for loss recognition based upon management’s best estimates.  During the year ended December 31, 2011 and 2010, the Company recorded $49.3 million and $29.2 million, respectively, of adjustments to reserves related to loss recognition.

Reserves for GMDB and guaranteed minimum income benefits (“GMIB”) are calculated according to the methodology prescribed by the American Institute of Certified Public Accountants (“AICPA”) which is included in FASB ASC Topic 944 “Financial Services- Insurance,” whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.

Policy reserves for UL contracts are held for benefit coverages that are not fully provided for in the policy account value.  These include rider coverages, conversions from group policies, and benefits provided under market conduct settlements.

Policy reserves for group life and health contracts are calculated using standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity and mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate.  In particular, for the Company’s group reported claim reserves and the mortality and morbidity tables for the early durations of claims are based exclusively on the Company’s experience, incorporating factors such as age at disability, sex and elimination period.  These reserves are computed at amounts that, with interest compounded annually at assumed rates, are expected to meet the Company’s future obligations.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  The amount reported is based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.  Revisions of these estimates are included in operations in the year such refinements are made.

Contractholder deposit funds consist of policy values that accrue to the holders of UL-type contracts and investment-related products such as deferred annuities, single premium whole life (“SPWL”) policies, GICs and funding agreements.  The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments, partial withdrawals and surrenders.  The liabilities are not reduced by surrender charges.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with FASB ASC Topic 740, “Income Taxes.”

Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.  Valuation allowances on deferred tax assets are estimated based upon the Company’s assessment of the realizability of such amounts.  Please refer to Note 10 of the Company’s consolidated financial statements for further discussion of the Company’s income taxes.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered earned revenue when due.  Premiums related to group life, group stop loss, group dental and group disability insurance are recognized as earned revenue pro-rata over the contract period.  The unexpired portion of these premiums is recorded as unearned premiums.  Revenue from UL-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy, and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy.  For UL-type and investment-type contracts, expenses include interest credited to policyholders’ accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing variable benefits.  Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.  Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company.  Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder.  The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.  The activity of the separate accounts is not reflected in the consolidated financial statements except for the following:

➢	The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed; and

➢
The activity related to the GMDB, GMIB, guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”), which is reflected in the Company’s consolidated financial statements.

➢
The dividends-received-deduction (“DRD”) which is included in the Company’s income tax (benefit) expense, is calculated based upon the separate account assets held in connection with variable annuity contracts.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

In April 2011, the FASB issued Accounting Standard Update (“ASU”) 2011-02, “Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring,” which clarifies when a loan modification or restructuring is considered a troubled debt restructuring (“TDR”).  In evaluating whether a restructuring constitutes a TDR a creditor must use judgment to determine whether the following exist:

1.	The borrower is experiencing financial difficulties, and
2.	The lender has granted a concession to the borrower.

ASU 2011-02 amends FASB ASC Topic 310 “Receivables,” to include financial difficulty indicators (such as debtor default, debtor bankruptcy or concerns about the future as a going concern) that the lender should consider in determining whether a borrower is experiencing financial difficulties.  The amendments also clarify that a borrower could be experiencing financial difficulties even though the borrower is not currently in payment default but default is probable in the foreseeable future.

ASU 2011-02 provides guidance on whether the lender has granted a concession to the borrower and notes that:

•
A borrower’s inability to access funds at a market rate for a new loan with similar risk characteristics as the modified loan indicates that the modification was executed at a below-market rate and therefore may indicate that a concession was granted.

•
A temporary or permanent increase in the contractual interest rate as a result of restructuring does not preclude the restructuring from being considered a concession because the rate may still be below market.

•	A restructuring that results in an insignificant delay in contractual cash flow is not considered to be a concession.

The amendments in ASU 2011-02 are effective for the first interim or annual period beginning on or after June 15, 2011.  These amendments are to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption.  The Company adopted ASU 2011-2 on July 1, 2011 and the TDR disclosure requirements are included in Note 4 of these consolidated financial statements.

In December 2010, the FASB issued ASU 2010-29, “Business Combinations (Topic 805):  Disclosure of Supplementary Pro Forma Information for Business Combinations (a consensus of the FASB Emerging Issues Task Force).”  The amendments of ASU 2010-29 provide guidance to clarify the acquisition date that should be used for reporting the pro forma financial information disclosures when comparative financial statements are presented.  ASU 2010-29 requires a public entity that presents comparative financial statements to disclose revenue and earnings of the combined entity as if the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The amendments also require the supplemental proforma disclosure to include a description of the nature and amount of material, nonrecurring pro forma adjustments that are directly related to the business combination. The Company adopted ASU 2010-29 on January 1, 2011 and will apply this guidance to future business combinations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

New and Adopted Accounting Pronouncements (Continued)

In December 2010, the FASB issued ASU 2010-28 “Intangibles–Goodwill and Other (Topic 350):  When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts (a consensus of the FASB Emerging Issues Task Force).”  The amendments of ASU 2010-28 require reporting units with zero or negative carrying amounts to perform Step 2 of goodwill impairment test if it is more likely than not that a goodwill impairment exists and to consider adverse qualitative factors when performing the impairment test.  The Company adopted ASU 2010-28 on January 1, 2011, and the adoption did not have a significant impact on the Company’s consolidated financial statements.

In July 2010, the FASB issued ASU 2010-20, “Receivables (Topic 310): Disclosure about the Credit Quality of Financing Receivables and the Allowance for Credit Losses,” which amends FASB ASC Topic 310 to enhance disclosures and to provide financial statement users with greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables.  The amendments require an entity to provide a greater level of disaggregated information about the credit quality of the entity’s financing receivables and allowance for credit losses.  ASU 2010-20 also requires an entity to disclose credit quality indicators, the aging of past due information and the modification of its financing receivables.  The amendments in ASU 2010-20 that relate to disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010.  However, the disclosure about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. Comparative disclosures are required for reporting periods ending after initial adoption.  The Company adopted ASU 2010-20 on December 31, 2010.  The enhanced disclosures required by ASU 2010-20 are included in Note 4 of the Company’s consolidated financial statements.

In April 2010, the FASB issued ASU 2010-18, “Receivables (Topic 310):  Effect of a Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset–a consensus of the FASB Emerging Issues Task Force,” which amends FASB ASC Topic 310.  The amendments were made to eliminate diversity in practice in accounting for loans that undergo troubled debt restructuring for those loans that have been included in a pool of loans.  Under ASU 2010-18, debt modifications that were made for distressed loans included in a pool of loans do not trigger the criteria needed to allow for such loans to be accounted for separately outside of the pool.  Upon initial adoption, an entity may make a one-time election to terminate accounting for loans as a pool.  The election may be made on a pool-by-pool basis and does not prevent the entity from using pool accounting for loans that will be acquired in the future.  The amendments in ASU 2010-18 are effective for the first fiscal quarter ending on or after July 15, 2010.  Early adoption is permitted.  The Company adopted ASU 2010-18 on September 30, 2010 and such adoption did not have a material impact on the Company’s consolidated financial statements.

In April 2010, the FASB issued ASU 2010-15, “Financial Services–Insurance (Topic 944):  How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments–a consensus of the FASB Emerging Issues Task Force,” to provide guidance regarding accounting for investment funds determined to be VIEs.  Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts.  In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer’s evaluation of its controlling interest in a VIE, unless the separate account contract holder is a related party.  The guidance is effective, on a retrospective basis, for fiscal years and interim periods within those fiscal years, beginning after December 15, 2010.  The Company adopted ASU 2010-15 on January 1, 2011 and the adoption did not have a significant impact on the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

New and Adopted Accounting Pronouncements (Continued)

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (Topic 815):  Scope Exception Related to Embedded Credit Derivatives,” which provides amendments to FASB ASC Topic 815, “Derivatives and Hedging,” to clarify the embedded credit derivative scope exception included therein.  The amendments address how to determine which embedded credit derivative features are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under ASC Topic 815.  Under ASU 2010-11, only the embedded credit derivative feature created by subordination between financial instruments is not subject to the bifurcation requirements of ASC Topic 815.  However, other embedded credit derivative features would be subject to analysis for potential bifurcation even if their effects are allocated to interests in tranches of securitized financial instruments in accordance with those subordination provisions.  The following circumstances would not qualify for the scope exception and are subject to the application of ASC Topic 815 requiring the embedded derivatives to be analyzed for potential bifurcation:

➢	An embedded derivative feature relating to another type of risk (including another type of credit risk) is present in the securitized financial instrument.
➢
The holder of an interest in a tranche of securitized financial instruments is exposed to the possibility of being required to make potential future payments because the possibility of those future payments is not created by subordination.

➢	The holder owns an interest in a single-tranche securitization vehicle; therefore, the subordination of one tranche to another is not relevant.

The amendments in ASU 2010-11 are effective for the first fiscal quarter beginning after June 15, 2010.  Early adoption is permitted.  The Company adopted ASU 2010-11 on July 1, 2010 and such adoption did not have a material impact on the Company’s consolidated financial statements.

In February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855):  Amendments to Certain Recognition and Disclosure Requirements” which removes the requirement for U.S. Securities and Exchange Commission (“SEC”) filers to disclose the date through which subsequent events have been evaluated.  ASU No. 2010-09 is effective upon issuance.  Events that have occurred subsequent to December 31, 2011 have been evaluated by the Company’s management in accordance with ASU 2010-09.

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurement and Disclosures (Topic 820):  Improving Disclosures about Fair Value Measurements,” which provides amendments to FASB ASC Topic 820, “Fair Value Measurements and Disclosures,” to provide more robust disclosures about the following:

➢	The different classes of assets and liabilities measured at fair value;
➢	The valuation techniques and inputs used;
➢	The transfers between Levels 1, 2, and 3; and
➢	The activity in Level 3 fair value measurements.

Certain new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 31, 2009.  Disclosures about purchases, sales, issuances and settlements in the roll-forward of activities in Level 3 are effective for fiscal years beginning after December 15, 2010.  The Company adopted ASU 2010-06 on January 1, 2010.  The enhanced disclosures required by ASU 2010-06 for the periods beginning after December 31, 2009 are included in Note 5 of the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

New and Adopted Accounting Pronouncements (continued)

On January 1, 2010, the Company adopted the provisions of FASB ASC Topic 860, “Transfers and Servicing,” which were issued in June 2009.  These provisions amend and expand disclosures about the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement in transferred financial assets.  FASB ASC Topic 860 amends previously issued derecognition accounting and disclosure guidance and eliminates the exemption from consolidation for qualifying special purpose entities (“QSPEs”); it also requires a transferor to evaluate all existing QSPEs to determine whether they must be consolidated in accordance with the provisions of FASB ASC Topic 860.  This guidance is effective for financial asset transfers occurring in fiscal years and interim periods beginning after November 15, 2009.  The adoption did not have a material impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted the provisions of FASB ASC Topic 810, “Consolidation,” which were issued in June 2009.  This guidance amends previously issued consolidation guidance which affects all entities currently within the scope of FASB ASC Topic 810, including QSPEs, as the concept of these entities was eliminated by FASB ASC Topic 860.  This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009.  The adoption did not have a material impact on the Company’s consolidated financial statements.

The Company adopted the provisions of FASB ASC Topic 320, which were issued in April 2009.  This guidance amends the guidance for OTTI of debt securities and changes the presentation of OTTI in the financial statements.   If the Company intends to sell, or if it is more likely than not that it will be required to sell, an impaired security prior to recovery of its cost basis, the security is to be considered other-than-temporarily impaired and the full amount of impairment must be charged to earnings.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories, the portion of loss which is considered credit loss (“credit loss”) and the portion of loss which is due to other factors (“non-credit loss”).  The credit loss portion is charged to earnings, while the non-credit loss is charged to other comprehensive income.  When an unrealized loss on a fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income and not in earnings.  This guidance also expands and increases the frequency of existing disclosures about OTTI of debt and equity securities.  The Company adopted the above-noted aspects of FASB ASC Topic 320 on April 1, 2009.  Upon adoption, a cumulative effect adjustment, net of taxes, of $9.1 million was recorded to decrease accumulated other comprehensive income with a corresponding increase to retained earnings (accumulated deficit) for the non-credit component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.  The enhanced disclosures required by FASB ASC Topic 320 are included in Note 4 of the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Accounting Standards Not Yet Adopted

In December 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220):  Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which allows for the deferral of certain presentation requirements about reclassifications of items out of accumulated other income originally included in ASU 2011-05, “Comprehensive Income (Topic 220):  Presentation of Comprehensive Income.”  The amendments are being made to allow FASB time to reconsider it requirements of entities to present on the face of their financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  The amendments are effective at the same time as the amendments in ASU 2011-05 so that entities will not be required to comply with the presentation requirements in ASU 2011-05 that ASU 2011-12 is deferring.  All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements.  The amendments in ASU 2011-12 are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company will adopt ASU 2011-12 on March 31, 2012 and does not expect its requirements to significantly impact the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210):  Disclosures about Offsetting Assets and Liabilities,” which requires an entity to disclose information about offsetting assets and liabilities and related arrangements included in its financial statements.  Offsetting (netting) assets and liabilities is an important aspect of presentation in financial statements.  The differences in the offsetting requirements in GAAP and International Financial Reporting Standards (“IFRS”) account for a significant difference in the amounts presented in statements of financial position prepared in accordance with GAAP and in the amounts presented in those statements prepared in accordance with IFRS for certain institutions.  This difference reduces the comparability of statements of financial position.  As a result, users of financial statements requested that the differences should be addressed expeditiously.  In response to those requests, the FASB and the International Accounting Standards Board are issuing joint requirements that will enhance current disclosures.  Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement.  This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements.  The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS.  The amendments in ASU 2011-11 are effective, on a retrospective basis, for fiscal years and interim periods within those fiscal years beginning after December 31, 2012.  The Company will adopt ASU 2011-11 on March 31, 2013 and is accessing the impact of this adoption.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220):  Presentation of Comprehensive Income,” which revises the manner in which entities present comprehensive income in their financial statements. The amendments in ASU 2011-05 require entities to present components of comprehensive income in either a single continuous statement of comprehensive income or in two separate but consecutive statements.  Under the two-statement approach, the first statement (i.e., the statement of net income) must present total net income and its components followed consecutively by the statement of comprehensive income which should include total other comprehensive income and its components.  Under either method, entities must display adjustments for items that are classified from other comprehensive income to net income in both statements of net income and comprehensive income.  ASU 2011-05 does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The amendments in ASU 2011-05 are effective, on a retrospective basis, for fiscal years and interim periods within those fiscal years beginning after December 15, 2011.  The Company will adopt ASU 2011-05 on March 31, 2012 and does not expect its requirements to significantly impact the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Accounting Standards Not Yet Adopted (continued)

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs,” which changes the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements.  Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  Many of the requirements in this update are not meant to result in a change in application of the requirements of FASB ASC Topic 820, “Fair Value Measurement,” but to improve upon an entity’s consistency in application across jurisdictions to ensure that GAAP and IFRS fair value measurement and disclosure requirements are described in the same way.  The amendments in ASU 2011-04 are effective, on a retrospective basis, for fiscal years and interim periods within those fiscal years beginning after December 15, 2011.  The Company will adopt ASU 2011-04 on January 1, 2012 and does not expect its requirements to significantly impact the Company’s consolidated financial statements.

In October 2010, the FASB issued ASU 2010-26, “Financial Services–Insurance (Topic 944):  Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts (a consensus of the FASB Emerging Issues Task Force),” which amends FASB ASC Topic 944, “Financial Services–Insurance,” to modify the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts.  The amendments specify that only incremental costs of successful contract acquisition that result directly from and are essential to the contract transactions can be capitalized as deferred acquisition costs.  The incremental direct costs are those costs that would not have been incurred by the insurance entity if the contract transactions did not occur.  The amendments in ASU 2010-26 are effective for interim periods and fiscal years beginning after December 15, 2011.  The Company will adopt ASU 2010-20 on January 1, 2012 and does not expect the adoption of ASU 2010-20 to have a significant impact on its consolidated financial statements.

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On December 31, 2009, the Company paid a dividend of all of Sun Life Vermont’s issued and outstanding common stock, and net assets totaling $94.9 million to the Parent.  As a result of this transaction, Sun Life Vermont is no longer the Company’s wholly-owned subsidiary.  The following table represents a summary of the results of operations for Sun Life Vermont which are included in discontinued operations:

Year ended December 31, 2009

Total revenue	$191,965
Total benefits and expenses	46,304
Income before income tax expense	145,661
Income tax expense	40,690

Net income	$104,971

The Company transferred all of Sun Life Vermont’s assets and liabilities at their carrying value to the Parent and therefore no gain or loss resulted from this dividend.  Sun Life Vermont was previously reported as component of the Individual Protection segment.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

The Company has significant transactions with affiliates.  Management believes inter-company revenues and expenses are calculated on a reasonable basis.  However, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis and these transactions were with unrelated parties.  Below is a summary of transactions with           non-consolidated affiliates.

Reinsurance Related Transactions

As more fully described in Note 8 to the Company’s consolidated financial statements, the Company and its subsidiary, SLNY, are party to several reinsurance transactions with Sun Life Assurance Company of Canada (“SLOC”) and other affiliates.  Reinsurance premiums with related parties are based on market rates.

On February 11, 2009, the Company received regulatory approval and entered into a reinsurance agreement with Sun Life Reinsurance (Barbados) No. 3 Corp (“BarbCo 3”) an affiliate, to cede all of the risks associated with certain in-force corporate and bank-owned variable universal life, and private placement variable universal life policies on a combination coinsurance, coinsurance with funds-withheld, and a modified coinsurance basis.  The reinsurance agreement covered in-force policies on the effective date and new sales through December 31, 2009.  Effective January 1, 2010, the Company and BarbCo 3 amended the reinsurance agreement.  Refer to Note 8 for additional information regarding the amendment and the impact of this agreement on the Company’s consolidated financial statements.

Capital Transactions

The Company did not receive any capital contribution from the Parent during the year ended December 31, 2011.  During the year ended December 31, 2010, the Company received capital contributions totaling $400.0 million from the Parent.  The cash contributions were recorded as additional paid-in capital and were made to ensure that the Company continues to exceed certain regulatory capital requirements established by the National Association of Insurance Commissioners (“NAIC”).  The NAIC has established standards for minimum capitalization requirements based on risk-based capital formulas for life insurance companies.  The risk-based capital formulas for life insurance companies establish capital requirements relating to insurance, business, asset and interest rate risks, including equity, interest rate and expense recovery risks associated with variable annuities that contain death benefits or certain living benefits.

Effective December 31, 2009, the Company distributed all of Sun Life Vermont’s issued and outstanding common stock and net assets totaling $94.9 million in the form of a dividend to the Parent.  The Company paid a return of capital of $300.0 million to the Parent during the year ended December 31, 2011.  The Company did not declare or pay any cash dividends or return of capital to the Parent during the year ended December 31, 2010 or 2009.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Debt Transactions

On November 8, 2007, a long-term financing arrangement was established with a financial institution (the “Lender”) that enables Sun Life Vermont, a subsidiary of the Company prior to December 31, 2009, to fund a portion of its obligations under its reinsurance agreement with SLOC.  Under this arrangement, at inception of the agreement, Sun Life Vermont issued an initial floating rate surplus note of $1 billion (the “Surplus Note”) to a special-purpose entity, Structured Asset Repackage Company, 2007- SUNAXXX LLC (“SUNAXXX”), affiliated with the Lender.  Pursuant to this arrangement, Sun Life Vermont exercised its option to issue additional Surplus Notes of $200.0 million and $115.0 million in 2009 and 2008, respectively, to SUNAXXX.  At December 31, 2009, the value of the Surplus Note was $1.3 billion.  Pursuant to an agreement between the Lender and the Company’s indirect parent, Sun Life Assurance Company of Canada – U.S. Operations Holdings, Inc. (“SLC - U.S. Ops Holdings”), U.S. Ops Holdings bears the ultimate obligation to repay the Lender and, as such, consolidates SUNAXXX in accordance with FASB ASC Topic 810.  Sun Life Vermont agreed to reimburse U.S. Ops Holdings for certain costs incurred in connection with the issuance of the Surplus Note.  Sun Life Vermont incurred interest expense of $21.7 million for the year ended December 31, 2009, which is included in the Company’s consolidated statements of operations as a component of income from discontinued operations, net of tax.

At December 31, 2011 and 2010, the Company had an $18.0 million promissory note that was initially issued to Sun Life (Hungary) Group Financing Limited Company (“Sun Life (Hungary) LLC”), an affiliate, for which the Company pays interest semi-annually.  On June 2, 2011, Sun Life (Hungary) LLC sold the $18.0 of promissory note to SLOC.  With the exception of the change in lenders, this transaction did not have any impact on the terms of the promissory note.  Effective June 2, 2011, the Company began paying the related interest to SLOC.  Related to this note, the Company incurred interest expense of $1.0 million for each of the years ended December 31, 2011, 2010 and 2009.

At December 31, 2011 and 2010, the Company had $565.0 million of surplus notes payable to Sun Life Financial (U.S.) Finance, Inc., an affiliate.  The Company expensed $42.6 million for interest on these surplus notes for each of the years ended December 31, 2011, 2010 and 2009.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Institutional Investments Contracts

On September 12, 2006, the Company issued two floating rate funding agreements totaling $900.0 million to Sun Life Financial Global Funding III, L.L.C. (“LLC III”), an affiliate, which will mature on October 6, 2013.  On April 7, 2008, the Company issued an additional floating rate funding agreement totaling $5.8 million to LLC III.  On December 1, 2011, the Company paid $5.8 million to LLC III due to the maturity of the funding agreement issued to LLC III.  Total interest credited for these funding agreements was $5.9 million, $6.2 million, and $11.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.  The Company also issued a $100.0 million floating rate demand note payable to LLC III on September 19, 2006.  The Company expensed $0.7 million, $0.7 million, and $1.3 million for the years ended December 31, 2011, 2010 and 2009, respectively, for interest on this demand note.

The Company has an interest rate swap agreement with LLC III with an aggregate notional amount of $900.0 million that effectively converts the floating rate payment obligations under the funding agreements to fixed rate obligations.

On May 17, 2006, the Company issued a floating rate funding agreement of $900.0 million to Sun Life Financial Global Funding II, L.L.C. (“LLC II”), an affiliate.  On April 7, 2008, the Company issued an additional floating rate funding agreement totaling $7.5 million to LLC II.  On July 1 and July 19, 2011, the Company paid $901.3 million and $7.5 million, respectively, to LLC II due to the maturity of the funding agreements that the Company issued to LLC II.  The payments included $1.3 million in accrued interest.   Total interest credited for these funding agreements was $2.6 million, $5.4 million, and $10.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company also issued a $100.0 million floating rate demand note payable to LLC II on May 24, 2006.  On July 19, 2011, the Company paid off the $100.0 million demand note that was due to LLC II.  The Company expensed $0.3 million, $0.6 million, and $1.2 million for the years ended December 31, 2011, 2010 and 2009, respectively, for interest on this demand note.

The Company also had an interest rate swap agreement with LLC II with an aggregate notional amount of $900.0 million that effectively converted the floating rate payment obligations under the funding agreements to fixed rate obligations.  This interest swap agreement expired on July 6, 2011 due to the maturity of the underlying floating rate funding agreement with LLC II.

On June 3, 2005 and June 29, 2005, the Company issued two floating rate funding agreements totaling $900 million to Sun Life Financial Global Funding, L.L.C. (“LLC”), an affiliate.  On April 7, 2008, the Company issued an additional floating rate funding agreement totaling $10 million to LLC.  On July 1 and July 8, 2010, the Company paid $900.0 million and $10.0 million, respectively, to the LLC due to the maturity of these funding agreements.  Total interest credited for these funding agreements was $2.9 million and $11.3 million for the years ended December 31, 2010 and 2009, respectively.  On August 6, 2010, the Company paid $100.1 million to LLC, including $0.1 million in interest due to settle a $100.0 million floating rate demand note payable.  The Company expensed $0.5 million and $1.3 million for the years ended December 31, 2010 and 2009, respectively, for interest on this demand note.

The Company had an interest rate swap agreement with LLC with an aggregate notional amount of $900.0 million that effectively converts the floating rate payment obligations under the funding agreements to fixed rate obligations.  The related $900.0 million interest rate swap agreement expired on July 6, 2010 due to the maturity of the underlying floating rate funding agreements with LLC.

The account values related to these funding agreements issued to LLC III and LLC II are reported in the Company’s consolidated balance sheets as a component of contractholder deposits funds and other policy liabilities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The following table lists the details of notes due to affiliates at December 31, 2011:

Payees	Type	Rate	Maturity	Principal	Interest Expense

Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/2027	$250,000	$21,563
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	150,000	9,225
Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.250%	12/15/2015	150,000	10,875
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.125%	12/15/2015	7,500	459
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	7,500	461
Sun Life Assurance Company of Canada	Promissory	5.710%	06/30/2012	18,000	1,028
Sun Life Financial Global Funding III, L.L.C.	Demand	LIBOR + 0.35%	10/06/2013	100,000	664
				$683,000	$44,275

The following table lists the details of notes due to affiliates at December 31, 2010:

Payees	Type	Rate	Maturity	Principal	Interest Expense

Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/2027	$250,000	$21,563
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	150,000	9,225
Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.250%	12/15/2015	150,000	10,875
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.125%	12/15/2015	7,500	459
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	7,500	461
Sun Life (Hungary) Group Financing Limited Company	Promissory	5.710%	06/30/2012	18,000	1,028
Sun Life Financial Global Funding II, L.L.C.	Demand	LIBOR + 0.26%	07/06/2011	100,000	611
Sun Life Financial Global Funding III, L.L.C.	Demand	LIBOR + 0.35%	10/06/2013	100,000	703
				$783,000	$44,925

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Administrative Service Agreements, Rent and Other

Effective December 31, 2009, the Company transferred all of its employees to Sun Life Services with the exception of 28 employees who were transferred to Sun Life Financial Distributors, Inc. (“SLFD”), another affiliate.  The tax benefit associated with SLF stock options that had been granted to employees of the Company prior to the employee transfer, is recognized by the Company in stockholder’s equity when these options vest.   Neither Sun Life Services nor SLFD are included in the accompanying consolidated financial statements.  Concurrent with this transaction, Sun Life Services assumed the sponsorship of the Company’s retirement plans, as discussed in Note 9 to the Company’s consolidated financial statements.  As a result of this transaction, the Company transferred to Sun Life Services the plan assets and liabilities, the associated deferred tax asset, and certain property, equipment and software, as summarized in the following table:

Assets:
Cash	$32,298
Property and equipment	9,545
Software and other	58,877
Deferred tax asset	25,543
Total assets	$126,263

Liabilities:
Pension liabilities	$109,512
Long term incentives	16,923
Other liabilities	48,733
Total liabilities	$175,168

In accordance with FASB ASC Topic 845, “Nonmonetary Transactions,” all assets and liabilities were transferred at book value and no gain or loss was recognized in the Company’s consolidated statement of operations.  The difference between the book value of the transferred assets and liabilities of $48.9 million, net of tax, was recorded by the Company as other comprehensive income and paid-in-capital.  Prior to the transfer, this difference between the book value of the transferred assets and liabilities was recorded in the Company’s consolidated balance sheet as a component of accumulated other comprehensive income.

Pursuant to an administrative services agreement between the Company and Sun Life Services which was effective December 31, 2009, Sun Life Services provides human resources services (e.g., recruiting and maintaining appropriately trained and qualified personnel and equipment necessary for the performance of actuarial, financial, legal, administrative and other operational support functions) to the Company.  The Company reimburses Sun Life Services for the cost of such services, plus, with respect to certain of those services, pays an arms-length based profit margin to be agreed upon by the parties.  Total payments under this agreement were $110.0 million and $117.6 million for the years ended December 31, 2011 and 2010, respectively.

As discussed in Note 1, SLF made the decision to close its domestic U.S. variable annuity and individual life products to new sales after completing a major strategic review of its businesses.  As a result of this decision and the related severance of certain Sun Life Services’ employees, Sun Life Services allocated $12.2 million in expenses to the Company, which is a portion of the related restructuring costs on a pre-tax basis.  The costs allocated to the Company represent primarily employee severance and other employee benefits of $10.2 million, as well as other costs of $2.0 million.

As described in Note 9, the Company participates in a pension plan and other retirement plans sponsored by Sun Life Services.

The transfer of fixed assets from the Company to Sun Life Services discussed above, along with the administrative services agreement, resulted in a sale-leaseback transaction.  The Company recorded a deposit liability for $17.1 million which represents the cost of certain of the assets transferred.  The Company will amortize the liability over the remaining useful life of the transferred assets, which was estimated to be seven years.  As of December 31, 2011, the remaining deposit liability was $11.4 million.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Administrative Service Agreements, Rent and Other (continued)

Effective December 31, 2009, Sun Life Services and SLOC entered into an administrative services agreement under which Sun Life Services provides to SLOC, as requested, personnel and certain services.  Prior to December 31, 2009, the Company had an administrative services agreement with SLOC under which the Company provided personnel and certain services to SLOC, as requested.  Pursuant to the agreement with SLOC, the Company recorded reimbursements of $336.0 million for the year ended December 31, 2009, as a reduction to other operating expenses.  Effective December 31, 2009, the Company no longer provides personnel services to SLOC and SLOC no longer reimburses the Company for such services.

The Company continues to provide certain services to SLOC under an administrative services agreement.  Pursuant to this agreement, the Company recorded reimbursements of $99.3 million and $99.1 million for the years ended December 31, 2011 and 2010, respectively.

The Company has administrative services agreements with SLOC under which SLOC provides, as requested, certain services on a cost-reimbursement basis.  Pursuant to the agreements with SLOC, the Company recorded expenses of $14.5 million, $13.0 million and $8.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company has an administrative services agreement with Sun Life Information Services Canada, Inc. (“SLISC”), under which SLISC provides administrative and support services to the Company in connection with the Company’s insurance and annuity businesses.  Expenses under this agreement amounted to approximately $19.3 million, $18.0 million and $15.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.  In addition, SLISC allocated $0.1 million of severance costs to the Company.  These severance costs relate to the decision to discontinue the Company’s variable annuity and individual life products.

The Company has a service agreement with Sun Life Information Services Ireland Limited (“SLISIL”), under which SLISIL provides various insurance related and information systems services to the Company.  Expenses under this agreement amounted to approximately $22.6 million, $23.5 million and $24.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.  In addition, SLISIL allocated $0.4 million of severance costs to the Company.  These severance costs relate to the decision to discontinue the Company’s variable annuity and individual life products.

The Company has an administrative services agreement with SLC – U.S. Ops Holdings, under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which an affiliate, Massachusetts Financial Services Company (“MFS”), serves as the investment adviser, and which are offered to certain of the Company’s separate accounts established in connection with the variable annuity contracts issued by the Company.  Amounts received under this agreement were approximately $12.7 million, $13.0 million and $8.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company has an administrative services agreement with Sun Capital Advisers LLC (“SCA”), an affiliate and a registered investment adviser, under which the Company provides administrative services with respect to certain open-end management investment companies for which SCA serves as the investment adviser, and which are offered to certain of the Company’s separate accounts established in connection with the variable contracts issued by the Company.  Amounts received under this agreement amounted to approximately $16.6 million, $13.0 million and $4.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.  The Company paid $20.6 million, $21.4 million and $18.2 million for the years ended December 31, 2011, 2010 and 2009, respectively, in investment management services fees to SCA.

The Company paid distribution fees to SLFD of $38.7 million, $41.4 million and $45.4 million, during the years ended December 31, 2011, 2010 and 2009, respectively.

The Company leases office space to SLOC under lease agreements with terms expiring on December 31, 2014 and options to extend the terms for each of twelve successive five-year terms at fair market rental value, not to exceed 125% of the fixed rent for the term which is then ending.  Rent received by the Company under the leases amounted to approximately $12.1 million, $12.1 million and $10.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.  Rental income is reported as a component of net investment income on the Company’s consolidated statements of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Administrative service agreements, rent and other (continued)

During the year ended December 31, 2009, the Company sold certain limited partnership investments to SLOC with a book value of $16.9 million and a fair market value of $22.4 million.  The Company recorded a pre-tax gain on the sales of $5.5 million for the year ended December 31, 2009.

During the year ended December 31, 2009, the Company purchased $395.7 million of available-for-sale fixed-rate bonds from Sun Life Investments LLC at fair value.  The Company paid cash for the bonds.

During the year ended December 31, 2010, the Company sold mortgage loans to SLOC with a book value of $85.6 million and a fair market value of $93.4 million and recognized a pre-tax gain of $7.8 million as a result.  During the year ended December 31, 2010, the Company also purchased $52.2 million of mortgage loans from SLOC at fair value.  The Company did not purchase or sell any mortgage loans from SLOC during the years ended December 31, 2011 and 2009.

SLNY has a series of agreements with SLHIC, through which substantially all of the New York issued business of SLHIC was transferred to SLNY.  As part of these agreements, SLNY received certain intangible assets totaling $31.3 million.  These assets included the value of distribution acquired, VOBA, and VOCRA.  The value of distribution acquired of $7.5 million is being amortized on a straight-line basis over its projected economic life of 25 years.  The amortization expense for the value of distribution acquired was $0.3 million for each of the years ended December 31, 2011, 2010 and 2009.

VOBA of $7.6 million is subject to amortization based upon expected premium income over the period from acquisition to the first customer renewal, which is generally not more than two years.  VOBA was fully amortized as of December 31, 2009.  VOCRA of $16.2 million is subject to amortization based upon expected premium income over the projected life of the in-force business acquired, which is 20 years.  The Company recorded amortization for VOBA and VOCRA for the years ended December 31 as follows:

	2011	2010	2009

VOBA	$-	$-	$913
VOCRA	$1,022	$1,327	$4,063

At December 31, 2009, the Company determined that the VOCRA asset was impaired and recorded an impairment charge of $2.6 million which is included in VOCRA amortization expense.  The impairment charge was allocated to the Group Protection segment.

The Company settles with its affiliates payments related to the administrative service agreements, rent and other on a monthly basis.  At December 31, 2011 and 2010, the Company’s net receivable due from affiliated companies was $21.4 million and $32.5 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS

FIXED MATURITY SECURITIES

The amortized cost and fair value of fixed maturity securities held at December 31, 2011 were as follows:

Available-for-sale fixed maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Temporary Losses	OTTI Losses (1)	Fair Value
Non-corporate securities:
Asset-backed securities	$55	$-	$-	$-	$55
Residential mortgage-backed securities	24,340	2,203	-	-	26,543
Commercial mortgage-backed securities	9,643	286	(1,017)	-	8,912
U.S. states and political subdivision securities	214	7	-	-	221
U.S. treasury and agency securities	375,751	6,818	-	-	382,569
Total non-corporate securities	410,003	9,314	(1,017)	-	418,300

Corporate securities	929,957	79,479	(14,616)	(10,595)	984,225

Total available-for-sale fixed maturity securities	$1,339,960	$88,793	$(15,633)	$(10,595)	$1,402,525

Trading fixed maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Non-corporate securities:
Asset-backed securities	$423,464	$7,951	$(139,163)	$292,252
Residential mortgage-backed securities	868,588	13,857	(169,250)	713,195
Commercial mortgage-backed securities	785,912	32,750	(135,644)	683,018
Foreign government & agency securities	97,404	19,194	-	116,598
U.S. states and political subdivision securities	486	41	-	527
U.S. treasury and agency securities	323,298	13,705	(49)	336,954
Total non-corporate securities	2,499,152	87,498	(444,106)	2,142,544

Corporate securities	7,836,906	436,622	(135,536)	8,137,992

Total trading fixed maturity securities	$10,336,058	$524,120	$(579,642)	$10,280,536

(1)
Represents the pre-tax non-credit OTTI loss recorded as a component of accumulated other comprehensive income (“AOCI”) for assets still held at the reporting date.  Recoveries of $9.3 million are shown within gross unrealized gains and the remainder as gross unrealized temporary losses.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

FIXED MATURITY SECURITIES (CONTINUED)

The amortized cost and fair value of fixed maturity securities held at December 31, 2010 were as follows:

Available-for-sale fixed maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Temporary Losses	OTTI Losses (1)	Fair Value
Non-corporate securities:
Asset-backed securities	$694	$27	$(6)	$-	$715
Residential mortgage-backed securities	32,263	2,351	-	-	34,614
Commercial mortgage-backed securities	15,952	522	(1,424)	-	15,050
Foreign government & agency securities	506	57	-	-	563
U.S. states and political subdivision securities	217	-	(3)	-	214
U.S. treasury and agency securities	371,704	4,500	(971)	-	375,233
Total non-corporate securities	421,336	7,457	(2,404)	-	426,389

Corporate securities	1,001,615	82,490	(2,267)	(12,304)	1,069,534

Total available-for-sale fixed maturity securities	$1,422,951	$89,947	$(4,671)	$(12,304)	$1,495,923

Trading fixed maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Non-corporate securities:
Asset-backed securities	$544,106	$10,104	$(142,230)	$411,980
Residential mortgage-backed securities	1,184,184	17,259	(278,650)	922,793
Commercial mortgage-backed securities	917,650	42,368	(140,823)	819,195
Foreign government & agency securities	122,537	8,239	-	130,776
U.S. states and political subdivision securities	605	8	-	613
U.S. treasury and agency securities	745,460	3,037	(878)	747,619
Total non-corporate securities	3,514,542	81,015	(562,581)	3,032,976

Corporate securities	8,195,874	368,893	(130,625)	8,434,142

Total trading fixed maturity securities	$11,710,416	$449,908	$(693,206)	$11,467,118

(1) Represents the pre-tax non-credit OTTI loss recorded as a component of AOCI for assets still held at the reporting date.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

FIXED MATURITY SECURITIES (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity securities held at December 31, 2011 are shown below.  Actual maturities may differ from contractual maturities on structured securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$211,945	$212,744
Due after one year through five years	438,320	455,056
Due after five years through ten years	137,332	141,194
Due after ten years	518,325	558,021
Subtotal – Maturities of available-for-sale fixed securities	1,305,922	1,367,015
ABS, RMBS and CMBS securities (1)	34,038	35,510
Total available-for-sale fixed securities	$1,339,960	$1,402,525

Maturities of trading fixed securities:
Due in one year or less	$652,353	$662,374
Due after one year through five years	4,163,381	4,328,570
Due after five years through ten years	1,858,860	1,982,358
Due after ten years	1,583,500	1,618,769
Subtotal – Maturities of trading fixed securities	8,258,094	8,592,071
ABS, RMBS and CMBS securities (1)	2,077,964	1,688,465
Total trading fixed securities	$10,336,058	$10,280,536

(1)	ABS, RMBS and CMBS are shown separately in the table as these securities are not due at a single maturity.

Gross gains of $119.3 million, $172.6 million and $50.0 million and gross losses of $51.3 million, $40.9 million and $57.5 million were realized on fixed maturity securities for the years ended December 31, 2011, 2010 and 2009, respectively.

Fixed maturity securities with an amortized cost of approximately $11.8 million and $12.3 million at December 31, 2011 and 2010, respectively, were on deposit with federal and state governmental authorities, as required by law.

As of December 31, 2011 and 2010, 92.3% and 92.4%, respectively, of the Company's fixed maturity securities were investment grade.  Investment grade securities are those that are rated "BBB" or better by a nationally recognized statistical rating organization.  Securities that are not rated by a nationally recognized statistical rating organization are assigned ratings based on the Company's internally prepared credit evaluations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

FIXED MATURITY SECURITIES (CONTINUED)

Unrealized Losses

The following table shows the fair value and gross unrealized losses, which includes temporary unrealized losses and the portion of non-credit OTTI losses recognized in AOCI, of the Company’s available-for-sale fixed maturity investments, aggregated by investment category and length of time that the individual securities had been in an unrealized loss position at December 31, 2011.

	Less Than Twelve Months		Twelve Months Or More		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Non-corporate securities:
Asset-backed securities	$-	$-	$-	$-	$-	$-
Residential mortgage-backed securities	12	-	21	-	33	-
Commercial mortgage-backed securities	447	(50)	2,131	(967)	2,578	(1,017)
U.S. states and political subdivision securities	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-
Total non-corporate securities	459	(50)	2,152	(967)	2,611	(1,017)

Corporate securities	120,623	(8,049)	38,498	(7,831)	159,121	(15,880)

Total	$121,082	$(8,099)	$40,650	$(8,798)	$161,732	$(16,897)

The following table shows the fair value and gross unrealized losses, which includes temporary unrealized losses and the portion of non-credit OTTI losses recognized in AOCI, of the Company’s available-for-sale fixed maturity investments, aggregated by investment category and length of time that the individual securities had been in an unrealized loss position at December 31, 2010.

	Less Than Twelve Months		Twelve Months Or More		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Non-corporate securities:
Asset-backed securities	$-	$-	$11	$(6)	$11	$(6)
Residential mortgage-backed securities	26	-	-	-	26	-
Commercial mortgage-backed securities	-	-	2,534	(1,424)	2,534	(1,424)
Foreign government & agency securities	-	-	-	-	-	-
U.S. states and political subdivision securities	214	(3)	-	-	214	(3)
U.S. treasury and agency securities	23,636	(971)	-	-	23,636	(971)
Total non-corporate securities	23,876	(974)	2,545	(1,430)	26,421	(2,404)

Corporate securities	187,916	(5,211)	91,154	(9,360)	279,070	(14,571)

Total	$211,792	$(6,185)	$93,699	$(10,790)	$305,491	$(16,975)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

UNREALIZED LOSSES (CONTINUED)

The following table provides the number of securities of the Company’s available-for-sale fixed maturity securities with gross unrealized losses and a portion of non-credit OTTI losses recognized in AOCI aggregated by investment category, at December 31, 2011 (not in thousands):

	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months or More	Total Number of Securities

Non-corporate securities:
Asset-backed securities	-	-	-
Residential mortgage-backed securities	3	1	4
Commercial mortgage-backed securities	1	4	5
Foreign government & agency securities	-	-	-
U.S. states and political subdivisions securities	-	-	-
U.S. treasury and agency securities	-	-	-
Total non-corporate securities	4	5	9

Corporate securities	33	15	48

Total	37	20	57

The following table provides the number of securities of the Company’s available-for-sale fixed maturity securities with gross unrealized losses and a portion of non-credit OTTI losses recognized in AOCI aggregated by investment category, at December 31, 2010 (not in thousands):

	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months or More	Total Number of Securities

Non-corporate securities:
Asset-backed securities	-	1	1
Residential mortgage-backed securities	1	-	1
Commercial mortgage-backed securities	-	5	5
Foreign government & agency securities	-	-	-
U.S. states and political subdivisions securities	1	-	1
U.S. treasury and agency securities	2	-	2
Total non-corporate securities	4	6	10

Corporate securities	72	35	107

Total	76	41	117

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

OTHER-THAN-TEMPORARY IMPAIRMENT

Beginning on April 1, 2009, the Company presents and discloses OTTI in accordance with FASB ASC Topic 320.  Securities whose fair value is less than their carrying amount are considered to be impaired and are evaluated for potential OTTI.  If the Company intends to sell, or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, the security is considered other-than-temporarily impaired and the Company records a charge to earnings for the full amount of impairment based on the difference between the amortized cost and fair value of the security.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories:  credit loss and non-credit loss.  The credit loss portion is charged to net realized investment gains (losses) in the consolidated statements of operations, while the non-credit loss is charged to other comprehensive income.  When an unrealized loss on an available-for-sale fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income and not in earnings.

To compute the credit loss component of OTTI for corporate bonds on the date of transition (i.e., April 1, 2009), both historical default (by rating) data, used as a proxy for the probability of default, and loss given default (by issuer) projections were applied to the par amount of the bond.  For corporate bonds post-transition, the present value of future cash flows using the book yield is used to determine the credit component of OTTI.  If the present value of the cash flow is less than the security’s amortized cost, the difference is recorded as a credit loss.  The difference between the estimates of the credit related loss and the overall OTTI is the non-credit-related component.

As a result of the adoption of FASB ASC Topic 320, a cumulative effect adjustment, net of tax, of $9.1 million was recorded to decrease accumulated other comprehensive income with a corresponding increase to retained earnings (accumulated deficit) for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.

For those securities where the Company does not have the intent to sell and it is not more likely than not that the Company will be required to sell, the Company employs a portfolio monitoring process to identify securities that are other-than-temporarily impaired.  The Company utilizes a Credit Committee, comprised of investment and finance professionals, which meets at least quarterly to review individual issues or issuers that are of concern.  In determining whether a security is other-than-temporarily-impaired, the Credit Committee considers the factors described below.  The process involves a quarterly screening of all impaired securities.

Discrete credit events, such as a ratings downgrade, also are used to identify securities that may be other-than-temporarily impaired.  The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.  In making these evaluations, the Credit Committee exercises considerable judgment.  Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

“Monitor List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis.  No OTTI charge is recorded in the Company’s consolidated statements of operations for unrealized loss on securities related to these issuers.

“Watch List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require continued monitoring during the quarter.  A security is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired within the next 24 months.  No OTTI charge is recorded in the Company’s consolidated statements of operations for unrealized losses on securities related to these issuers.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

OTHER-THAN-TEMPORARY IMPAIRMENT (CONTINUED)

“Impaired List”- This list includes securities that the Company has the intent to sell or more likely than not will be required to sell.  In addition, it includes those securities that management has concluded that the Company’s amortized cost will not be recovered due to expected delays or shortfalls in contractually specified cash flows.  For these investments, an OTTI charge is recorded or the security is sold and a realized loss is recorded as a charge to income.  Credit OTTI losses are recorded in the Company’s consolidated statement of operations and non-credit OTTI losses are recorded in other comprehensive income.

Structured securities, those rated single A or below in particular, are subject to certain provisions in FASB ASC Topic 325, “Investments–Other.”  These provisions require the Company to periodically update its best estimate of cash flows over the life of the security.  In the event that the fair value is less than the carrying amount and there has been an adverse change in the expected cash flows (as measured by comparing the original expected cash flows to the current expectation of cash flows, both discounted at the current effective rate), then an impairment charge is recorded to income.  Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.  Losses incurred on the respective portfolios are based on expected loss models, not incurred loss models.  Expected cash flows include assumptions about key systematic risks and loan-specific information.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI.  These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching and greater than expected liquidity needs.  All of these factors could impact management’s evaluation of securities for OTTI.

For securities that are assessed to have incurred a credit loss, the amount of credit loss is calculated based upon the cash flows that the Company expects to collect given an assessment of the relevant facts and circumstances for the issuer and specific bond issue.  Such factors include the financial condition, credit quality, and the near-term prospects of the issuer, as well as the issuer's relative liquidity, among other factors.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

OTHER-THAN-TEMPORARY IMPAIRMENT (CONTINUED)

The Company recorded credit OTTI losses in its consolidated statement of operations totaling $0.1 million and $0.9 million for the years ended December 31, 2011 and 2010, respectively on its available-for-sale fixed maturity securities.  The $0.1 million OTTI credit loss recorded during the year ended December 31, 2011 was concentrated in structured securities issued by sponsored securitization vehicles.  This impairment was driven primarily by the adverse financial condition of the issuer.  The $0.9 million OTTI credit loss recorded during the year ended December 31, 2010 was concentrated in corporate debt of a foreign issuer.  This impairment was driven primarily by the adverse financial conditions of the issuer.

The following tables roll forward the amount of credit losses recognized in earnings on debt securities, for which a portion of the OTTI also was recognized in other comprehensive income:

Year ended December 31, 2011

Beginning balance, at January 1, 2011	$5,847
Add: Credit losses on OTTI not previously recognized	71
Less: Credit losses on securities sold	(5,756)
Other	3,341
Ending balance, at December 31, 2011	$3,503

Year ended December 31, 2010

Beginning balance, at January 1, 2010	$9,148
Add: Credit losses on OTTI not previously recognized	885
Less: Credit losses on securities sold	(2,528)
Less: Increases in cash flows expected on previously
impaired securities	(1,658)
Ending balance, at December 31, 2010	$5,847

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

Variable Interest Entities

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities or as a means of accessing capital.  A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs under FASB ASC Topic 810, to determine whether it has a controlling financial interest in the VIE and, therefore, is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.  The Company consolidates the VIE in its consolidated financial statements if it determines that it is the VIEs primary beneficiary.

Consolidated VIEs

At December 31, 2011, the Company had an interest in one significant VIE, Credit and Repackaged Securities Limited Series 2006-10 Trust (the “CARS Trust”), for which consolidation is required under FASB ASC Topic 810.

The Company has an agreement with the CARS Trust.  Pursuant to this agreement, the Company purchased a funded note from the CARS Trust which, through a credit default swap entered into by the CARS Trust, is exposed to the credit performance of a portfolio of corporate reference entities.  The Company entered into this agreement for yield enhancement related to the fee earned on the credit default swap which adds to the return earned on the funded note.

The CARS Trust is a structured investment vehicle for which the Company provides investment management services and holds securities issued by the trust.  Creditors have no recourse against the Company in the event of default by the CARS Trust, nor does the Company have any implied or unfunded commitments to the CARS Trust.  The Company's financial or other support provided to the CARS Trust is limited to its investment management services and original investment.  The following table presents the carrying value of assets and liabilities and the maximum exposure to loss relating to the CARS Trust.

	December 31, 2011	December 31, 2010

Assets	$20,077	$36,324
Liabilities	17,723	27,341
Maximum exposure to loss	20,928	37,400

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

Consolidated VIEs (continued)

As the sole beneficiary of the CARS Trust, while having a controlling financial interest in the investment vehicle, the Company is required to consolidate the entity under FASB ASC Topic 810.  As a result of the consolidation, the Company has recorded in its consolidated balance sheets, investment grade corporate debt securities and a credit default swap held by the CARS Trust.  At issue, the swap had a seven-year term, maturing in 2013.  Under the terms of the swap, the CARS Trust will be required to make payments to the swap counterparty upon the occurrence of a credit event, with respect to any reference entity, that is in excess of the threshold amount specified in the swap agreement.  In the event that the CARS Trust is required to make any payments under the swap, the underlying assets held by the trust would be liquidated to fund the payment.  If the disposition of these assets is insufficient to fund the payment calculated, then under the terms of the agreement, the cash settlement amount would be capped at the amount of the proceeds from the sale of the underlying assets.  Under the credit default swap, the CARS Trust made a payment of $16.5 million during the twelve-month period ended December 31, 2011; no payment was made during the year ended December 31, 2010.  As of December 31, 2011, the cumulative payments that the CARS Trust has made under the credit default swap is $34.1 million, leaving $20.9 million as the maximum future payments that it could be required to make.  The carrying amount of the assets in this VIE is included in trading fixed maturity securities and the carrying amount of the liabilities in this VIE is included in the derivative instruments-payable in the Company’s consolidated balance sheets.

Non-Consolidated VIEs

At December 31, 2011, other than the CARS Trust, the Company had no interest in VIEs for which consolidation is required under FASB ASC Topic 810.

In addition, through normal investment activities, the Company makes passive investments in various issues by VIEs.  These investments are included in trading and available-for-sale fixed maturity securities, limited partnerships and other invested assets in the Company's consolidated financial statements.  The Company has not provided financial or other support with respect to these investments other than its original investments.  For these investments, the Company has determined it is not the primary beneficiary due to the size of its investment relative to other issues, the level of credit subordination which reduces its obligation to absorb losses or its right to receive benefits, and/or its inability to direct the activities that most significantly impact the economic performance of the VIEs.  The Company's maximum exposure to loss on these investments is limited to the amount of its investment.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.

The carrying value of the Company’s mortgage loans and real estate investments, net of applicable allowances and accumulated depreciation, was as follows:

	December 31,
	2011	2010

Total mortgage loans	$1,457,356	$1,737,528

Real estate:
Held for production of income	223,814	214,665
Total real estate	$223,814	$214,665

Total mortgage loans and real estate	$1,681,170	$1,952,193

Accumulated depreciation on real estate was $50.9 million and $45.6 million at December 31, 2011 and 2010, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent.  A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  While management believes that it uses the best information available to establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Delinquency status is determined based upon the occurrence of a missed contract payment.  The following table set forth an age analysis of past due loans in the Company’s mortgage loan portfolio at December 31.

	Gross Carrying Value
	2011	2010

Past due:
Between 30 and 59 days	$4,075	$16,607
Between 60 and 89 days	5,043	12,333
90 days or more	14,403	19,310
Total past due	23,521	48,250
Current (1)	1,490,236	1,743,060
Balance, at December 31	$1,513,757	$1,791,310
Past due 90 days or more and still accruing interest	$-	$-

The Company’s allowance for mortgage loan losses at December 31 was as follow:

	Allowance for Loan Loss
	2011	2010

General allowance	$17,767	$23,662
Specific allowance	38,634	30,120
Total	$56,401	$53,782

(1)
Included in the $1,490.2 million and $1,743.1 million of the Company’s mortgage loans in current status at December 31, 2011 and 2010, were $153.1 million and $165.6 million, respectively, of mortgage loans that are impaired, but not past due.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

The Company individually evaluates all its mortgage loans for impairment and records a specific provision for those deemed impaired.  The Company also collectively evaluates most of its mortgage loans (excluding those for which a specific allowance was recorded) for impairment.  At December 31, 2011, the Company individually and collectively evaluated loans with a gross carrying value of $1,513.8 million and $1,396.1 million, respectively.  At December 31, 2010, the Company individually and collectively evaluated loans with a gross carrying value of $1,791.3 million and $1,706.0 million, respectively.

The credit quality indicator for the Company’s mortgage loans is an internal risk rated measure based on the borrowers’ ability to pay and the value of the underlying collateral.  The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected.  The following table shows the gross carrying value of the Company’s mortgage loans disaggregated by credit quality indicator at December 31:

	2011	2010

Insured	$-	$-
High	263,398	394,288
Standard	416,847	544,243
Satisfactory	354,359	333,086
Low quality	479,153	519,693
Total	$1,513,757	$1,791,310

The following tables show the gross carrying value of impaired mortgage loans and related allowances at:

	December 31, 2011
	With no allowance recorded	With an allowance recorded	Total
Gross carrying value	$53,922	$117,701	$171,623
Unpaid principal balance	55,380	122,806	178,186
Related allowance	-	38,634	38,634
Average recorded investment	95,694	95,408	191,102
Interest income recognized	$4,563	$-	$4,563

	December 31, 2010
	With no allowance recorded	With an allowance recorded	Total
Gross carrying value	$119,323	$85,281	$204,604
Unpaid principal balance	120,417	88,625	209,042
Related allowance	-	30,120	30,120
Average recorded investment	113,701	86,575	200,276
Interest income recognized	$5,899	$-	$5,899

Included in the $171.6 million and $204.6 million of impaired mortgage loans at December 31, 2011 and 2010, were $53.9 million and $119.3 million, respectively, of impaired loans that did not have an allowance for loan loss because the fair value of the collateral or the expected future cash flows exceeded the carrying value of the loans.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

The average investment in impaired mortgage loans before an allowance for loan loss and the related interest income and cash receipts for interest on impaired mortgage loans for the years ended December 31 were as follows:

	2011	2010	2009

Average investment	$191,102	$200,276	$121,500
Interest income	$4,563	$5,899	$897
Cash receipts on interest	$4,069	$5,899	$897

The gross carrying value of the Company’s mortgage loans on nonaccrual status was $138.9 million and $114.7 million at December 31, 2011 and 2010, respectively.

The activity in the allowance for loan loss was as follows:

	2011	2010	2009

Balance at January 1	$53,782	$42,782	$3,000
Provision for allowance	34,641	26,742	40,050
Charge-offs	(19,790)	(6,892)	-
Recoveries	(12,232)	(8,850)	(268)
Balance at December 31	$56,401	$53,782	$42,782

Troubled Debt Restructurings

The Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date or both.  The Company evaluates each restructuring of debt and considers it a TDR if, for economic or legal reasons related to the debtor's financial difficulties, it grants a concession to the borrower that it would not otherwise consider.  Specifically, the Company's evaluation of each restructuring includes an assessment of the indicators of impairment to determine if the debtor is exhibiting financial difficulties and an assessment of market lending activity to determine if the debtor can obtain funds from other sources at market interest rates at or near those for nontroubled debts.  Those restructurings where financial difficulties are present and alternative sources of funding are not available or prohibitively expensive to the borrower are considered TDR.

Upon adoption of the amendments in ASU 2011-02, the Company reassessed all restructured loans that occurred on or after January 1, 2011, the beginning of its fiscal year, for identification as TDRs.  Adoption of the ASU 2011-02 had no impact on the number of restructured loans that are considered TDRs.

All TDRs identified by the Company are commercial mortgage loans modified by granting concessions to borrowers where, as a result of the restructuring, the Company does not expect to collect all amounts due, including interest accrued at the original contract rate.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

Troubled Debt Restructuring (continued)

Modifications are factored into the determination of the allowance for credit losses by including adjustments to the outstanding recorded investment.  The financial effect of a TDR is not recognized when the Company expects to collect cash flows at, or above, the original contract rate.  For the year ended December 31, 2011, no financial effect from TDRs was recognized.  The following table provides information about the Company’s loans that were modified and how they were modified as a TDR during the year ended:

	December 31, 2011
	No. (1)	Pre-modification recorded investment	Post- modification recorded investment

Adjusted interest rate	1	$2,834	$2,834
Extended maturity date	1	8,970	8,970
Combined rate and maturity	5	15,368	15,368
Total	7	$27,172	$27,172

(1) Represents the number of contracts that were modified and considered as TDR. The number of contracts is not in thousands.

Defaults are factored into the determination of the allowance for credit losses by indicating that, as a result of the default, the Company does not expect to collect all amounts due per the modified terms.  The following table shows the number and value of TDRs within the previous twelve months for which there was a payment default during the year ended (the number of contracts is not in thousands):

December 31, 2011

Number of contracts	1
Recorded investment amount	$2,053

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

	2011	2010
Property Type:
Office building	$499,405	$599,930
Retail	684,051	748,345
Industrial/warehouse	207,820	242,413
Apartment	46,226	54,364
Other	300,069	360,923
Allowance for loan losses	(56,401)	(53,782)
Total	$1,681,170	$1,952,193

	2011	2010
Geographic region:
California	$77,879	$85,853
Florida	193,068	200,056
Georgia	62,802	69,173
Massachusetts	103,983	112,128
Missouri	48,325	52,218
New York	201,835	247,154
Ohio	104,074	125,454
Pennsylvania	80,641	98,251
Texas	265,705	303,336
Washington	52,718	65,708
Other (1)	546,541	646,644
Allowance for loan losses	(56,401)	(53,782)
Total	$1,681,170	$1,952,193

(1) Includes the states in which the value of the Company’s mortgage loans and real estate investments was below $50.0 million at December 31, 2011 and 2010, respectively.

At December 31, 2011, scheduled mortgage loan maturities were as follows:

2012	$60,993
2013	106,420
2014	145,960
2015	173,654
2016	223,720
Thereafter	764,376
General allowance	(17,767)
Total	$1,457,356

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

LEVERAGED LEASES AND LIMITED PARTNERSHIPS

The Company was an owner participant in a trust that is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased through a VIE for a term of 9.78 years.  The master lessee had the option to purchase the equipment at the expiration of the lease term.  The Company's equity investment in this VIE represented 8.33% of the partnership that provided 22.9% of the purchase price of the equipment.  The Company did not have the ability to direct the activities that most significantly impact the economic performance of the VIE, nor did it have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.  Therefore, the Company did not consolidate this trust in its consolidated financial statements.  The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and was non-recourse to the Company.  The leveraged lease investment was included as a part of other invested assets in the Company’s consolidated balance sheet at December 31, 2009.

On June 1, 2010, the master lessee elected to exercise a fixed price purchase option to purchase the equipment and the Company received $22.6 million in cash for its investment in the VIE and realized a $3.4 million gain in its consolidated statement of operations.

The Company had no leveraged lease investments at December 31, 2011 and 2010.

The Company had outstanding commitments to fund limited partnerships of approximately $11.8 million and $12.6 million at December 31, 2011 and 2010, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company uses derivative financial instruments for risk management purposes to hedge against specific risks related to interest rates, foreign currency exchange rates, and equity market conditions, as well as to alter exposure arising from mismatches between assets and liabilities.  Derivative instruments are recorded in the consolidated balance sheets at fair value and are presented as assets or liabilities.

The Company does not employ hedge accounting.  The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of FASB ASC Topic 815 is not justified.  As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of net derivative income or loss.

Credit enhancement, such as collateral, is used to improve the credit risk of longer-term derivative contracts.

It is common, and the Company’s preferred practice, for the parties to execute a Credit Support Annex (“CSA”) in conjunction with the International Swaps and Derivatives Association Master Agreement. Under a CSA, collateral is exchanged between the parties to mitigate the market contingent counterparty risk inherent in outstanding positions.

The primary types of derivatives held by the Company include interest rate and foreign currency swap agreements, swaptions, futures, listed and over-the counter (“OTC”) equity options, foreign currency forwards and embedded derivatives, as described below.

Interest Rate and Foreign Currency Swap Agreements

As a component of its investment strategy, the Company utilizes swap agreements.  Swap agreements are agreements to exchange with a counterparty a series of cash flow payments at pre-determined intervals, based upon or calculated by reference to changes in specified interest rates (fixed or floating) or foreign currency exchange rates.  Typically, no cash is exchanged at the outset of the contract and no principal payments are made by either party, except on certain foreign currency exchange swaps.  A single net payment is usually made by one counterparty at pre-determined dates.  The net payment is recorded as a component of net derivative loss in the Company’s consolidated statement of operations.

Interest rate swaps are generally used to manage the sensitivity of the duration gap between assets and liabilities to interest rate changes or to manage the exposure to product guarantees sensitive to movements in equity market and interest rate levels related to life insurance contracts, fixed index annuities and variable annuities.

Foreign currency swaps are utilized as an economic hedge against changes in foreign currencies associated with certain non-U.S. dollar denominated cash flows.

The Company has an agreement with the CARS Trust whereby the Company is the sole beneficiary of the CARS Trust.  Please refer to Note 4 of the Company’s consolidated financial statements for additional information regarding the CARS Trust.

Swaptions

The Company utilizes payer swaptions to hedge exposure to interest rate risk, typically on product guarantees.  Swaptions give the buyer the option to enter into an interest rate swap per the terms of the original swaption agreement.  A premium is paid on settlement date and no further cash transactions occur until the positions settle or expire.  At expiration, the swaption either cash settles for value, settles into an interest rate swap, or expires worthless per the terms of the original swaption agreement.  At December 31, 2011, the Company did not have any position in swaptions.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (CONTINUED)

Futures

Equity, interest rate and foreign exchange futures contracts, both long and short, are entered into for purposes of hedging liabilities on fixed index and variable annuity products containing guaranteed minimum death benefit and guaranteed minimum living benefit features, with cash flows based on changes in equity indices, interest rates or foreign exchange rates.  On the trade date, an initial cash margin is deposited as required by the relevant stock exchange.  Cash is subsequently exchanged daily to settle the variation margin or daily fluctuations in the underlying index.

Listed and OTC Equity Options

In addition to short futures, the Company also utilizes listed put options on major indices to hedge against stock market exposure inherent in the guaranteed minimum death benefit and living benefit features of the Company's variable annuities.  Listed options are traded on the stock exchange similar to futures.  Unlike futures, however, an up-front premium is paid to or received from the counterparty, instead of depositing an initial cash margin with the Exchange.  The Company also purchases listed and OTC call options on major indices to economically hedge its obligations under certain fixed annuity contracts, as well as enhance income on the underlying assets.  On the trade date, an initial cash margin is exchanged for listed options.  Daily cash is exchanged to settle the daily variation margin.

Foreign Currency Forwards

A foreign currency forward is an agreement between two parties to buy and sell currencies at the current market rate, for settlement at a specified future date.  Foreign currency forwards are utilized as an economic hedge against changes in foreign currencies associated with certain non-U.S. dollar denominated cash flows.

The following is a summary of the Company’s derivative positions (excluding embedded derivatives) at:

	December 31, 2011		December 31, 2010
	Number of Contracts (2)	Principal Notional	Number of Contracts (2)	Principal Notional

Interest rate contracts	78	$5,496,000	71	$5,793,500
Foreign currency contracts	16	69,507	43	393,609
Equity contracts	11,216	1,949,878	13,704	2,373,741
Credit contracts	1	20,928	1	37,400
Futures contracts (1)	(34,187)	4,747,764	(25,699)	2,918,839
Total		$12,284,077		$11,517,089

(1)
Futures contracts include interest rate, equity price and foreign currency exchange risks. The negative amount represents the Company’s net short position including (45,084) contracts and (33,683) contracts in short position and 10,897 contracts and 7,984 contracts in long position at December 31, 2011 and 2010, respectively.

(2)	Not in thousands.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (CONTINUED)

With the exception of embedded derivatives, all derivatives are carried at fair value in derivative instruments – receivable or derivative instruments – payable in the Company’s consolidated balance sheets.  Embedded derivatives related to reinsurance agreements and annuity contracts are carried at fair value in contractholder deposit funds and other policy liabilities in the Company’s consolidated balance sheets.  The following is a summary of the Company’s derivative asset and liability positions by primary risk exposure.

	At December 31, 2011		At December 31, 2010
	Asset Derivatives Fair Value (a)	Liability Derivatives Fair Value (a)	Asset Derivatives Fair Value (a)	Liability Derivatives Fair Value (a)

Interest rate contracts	$362,753	$257,719	$97,060	$329,214
Foreign currency contracts	577	3,422	32,504	3,878
Equity contracts	46,944	-	59,397	-
Credit contracts	-	17,723	-	27,341
Futures contracts	12,130	8,210	9,103	1,590
Total derivative instruments	422,404	287,074	198,064	362,023
Embedded derivatives (b)	-	1,516,277	2,896	178,069
Total	$422,404	$1,803,351	$200,960	$540,092

(a)	Amounts are presented without consideration of cross-transaction netting and collateral.
(b)	Embedded derivatives expose the Company to a combination of credit, interest rate and equity price risks.

All realized and unrealized derivative gains and losses are recorded in net derivative loss in the Company’s consolidated statements of operations.  The following is a summary of the Company’s realized and unrealized gains (losses) by derivative type for the years ended December 31:

	2011	2010	2009

Interest rate contracts	$270,885	$(122,712)	$143,402
Foreign currency contracts	(50,493)	(16,206)	(12,116)
Equity contracts	(58,110)	(26,734)	(71,865)
Credit contracts	9,619	7,008	(9,855)
Futures contracts	122,649	(217,428)	(328,595)
Embedded derivatives	(1,282,620)	226,782	239,127
Net derivative loss from continuing operations	$(988,070)	$(149,290)	$(39,902)
Net derivative income from discontinued operations	$-	$-	$216,956

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

4. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (CONTINUED)

Concentration of Credit Risk

Credit risk relates to the uncertainty of an obligor’s continued ability to make timely payments in accordance with the contractual terms of the instrument or contract.  With derivative instruments, the Company is primarily exposed to credit risk through its counterparty relationships.  The Company primarily manages credit risk through policies which address the quality of counterparties, contractual requirements for transacting with counterparties and collateral support agreements, and limitations on counterparty concentrations.  Exposures by counterparty and counterparty credit ratings are monitored closely.  All of the contracts are held with counterparties rated A- or higher.  As of December 31, 2011, the Company’s liability positions were linked to a total of 5 affiliated and unaffiliated counterparties, of which the largest single unaffiliated counterparty payable, net of collateral, had credit exposure of $17.7 million to the Company.  As of December 31, 2011, the Company’s asset positions were linked to a total of 11 affiliated and unaffiliated counterparties, of which the largest single unaffiliated counterparty receivable, net of collateral, had credit exposure of $3.9 million.

Credit-related Contingent Features

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. These standardized agreements include language related to the failure to pay or deliver on an obligation, bankruptcy and additional termination events, such as a credit rating falling below a stipulated level . These triggers generally result in early terminations after a grace period.

Certain counterparty relationships also may include supplementary agreements with additional triggers related to credit downgrades of the Company or its counterparty.  If the Company’s credit rating were to fall below the stipulated level, this could result in a reduction of minimum thresholds in collateral agreements or full overnight collateralization.  These impacts can frequently be mitigated, however, through re-negotiation of contractual terms.

The aggregate value of all derivative instruments with credit risk-related contingent features that were in a liability position at December 31, 2011 and 2010 was $287.1 million and $362.0 million, respectively.  At December 31, 2011, the Company was fully collateralized, substantially mitigating credit risk.

In the event of an early termination, the Company might be required to accelerate payments to counterparties, up to the current value of its net liability positions, after considering the impacts of netting at default.  If payments cannot be exchanged simultaneously at early termination, funds also will be held in escrow to facilitate settlement.  If an early termination was triggered on December 31, 2011, the Company would be expected to settle a net obligation of $79.1 million.

If counterparties are unable to meet accelerated payment obligations, the Company may also be exposed to uncollectible net asset positions, after considering the impact of netting at default.

At December 31, 2011, the Company pledged $289.6 million in U.S. Treasury securities as collateral to counterparties.  At December 31, 2011, counterparties pledged to the Company $245.1 million in collateral comprised of cash and U.S. Treasury securities.

Embedded Derivatives

The Company performs a quarterly analysis of its new contracts, agreements and financial instruments for embedded derivatives.  No embedded derivatives required bifurcation from financial assets.  However, the Company issues certain annuity contracts and enters into reinsurance agreements that contain derivatives embedded in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or reinsurance agreement) and is carried at fair value.  Please refer to Note 8 of the Company’s consolidated financial statements for further information regarding derivatives embedded in reinsurance contracts; refer to Note 12 for further information regarding derivatives embedded in annuity contracts.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

5. FAIR VALUE MEASUREMENT

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs.

The Company has categorized its financial instruments that are carried at fair value into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

On April 1, 2009, the FASB issued additional guidance on estimating fair value when the volume and level of activity for the asset or liability have significantly decreased, as well as guidance on identifying circumstances indicating that a transaction is not orderly.  The Company reviewed its pricing sources and methodologies and has concluded that its various pricing sources and methodologies are in compliance with this guidance.  During the year ended December 31, 2011, there were no changes to these valuation techniques and the related inputs.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

5. FAIR VALUE MEASUREMENT (CONTINUED)

Financial assets and liabilities recorded at fair value in the Company’s consolidated balance sheets are categorized as follows:

Level 1

•	Unadjusted quoted prices for identical assets or liabilities in an active market.

The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, investments in publicly-traded mutual funds with quoted market prices and listed derivatives.

Level 2

•	Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.

Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets,
b)	Quoted prices for identical or similar assets or liabilities in non-active markets,
c)	Inputs other than quoted market prices that are observable, and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith and credit of the Government, municipal bonds, structured notes and certain ABS including collateralized debt obligations, RMBS, CMBS, certain corporate debt, certain private equity investments and certain derivatives, including derivatives embedded in reinsurance contracts.

Level 3

•
Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's assumptions about what a market participant would use in pricing the asset or liability.

Generally, the types of assets and liabilities utilizing Level 3 valuations are certain ABS, RMBS and CMBS, certain corporate debt, certain private equity investments, certain mutual fund holdings and certain derivatives, including certain derivatives embedded in reinsurance and annuity contracts and certain funding agreements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy

The following table presents the Company’s categories for its assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale fixed maturity securities:
Asset-backed securities	$-	$55	$-	$55
Residential mortgage-backed securities	-	26,543	-	26,543
Commercial mortgage-backed securities	-	6,781	2,131	8,912
Foreign government & agency securities	-	-	-	-
U.S. states and political subdivision securities	-	221	-	221
U.S. treasury and agency securities	382,569	-	-	382,569
Corporate securities	-	977,356	6,869	984,225
Total available-for-sale fixed maturity securities	382,569	1,010,956	9,000	1,402,525

Trading fixed maturity securities:
Asset-backed securities	-	215,343	76,909	292,252
Residential mortgage-backed securities	-	593,066	120,129	713,195
Commercial mortgage-backed securities	-	619,180	63,838	683,018
Foreign government & agency securities	-	96,205	20,393	116,598
U.S. states and political subdivision securities	-	527	-	527
U.S. treasury and agency securities	327,827	7,199	1,928	336,954
Corporate securities	-	8,062,279	75,713	8,137,992
Total trading fixed maturity securities	327,827	9,593,799	358,910	10,280,536

Derivative instruments - receivable:
Interest rate contracts	-	362,753	-	362,753
Foreign currency contracts	-	577	-	577
Equity contracts	24,499	17,252	5,193	46,944
Futures contracts	12,130	-	-	12,130
Total derivative instruments - receivable	36,629	380,582	5,193	422,404

Other invested assets (1)	1,896	21,621	9,252	32,769
Short-term investments	105,895	-	-	105,895
Cash and cash equivalents	872,064	-	-	872,064
Total investments and cash	1,726,880	11,006,958	382,355	13,116,193

Separate account assets:
Mutual fund investments	21,668,110	-	-	21,668,110
Equity investments	-	-	-	-
Fixed income investments	785,438	5,236,487	16,012	6,037,937
Alternative investments	4,122	62,989	360,463	427,574
Other investments	(1,328)	-	-	(1,328)
Total separate account assets (2) (3)	22,456,342	5,299,476	376,475	28,132,293

Total assets measured at fair value on a recurring basis	$24,183,222	$16,306,434	$758,830	$41,248,486

(1)   Excludes $4.3 million of other invested assets that are not subject to FASB ASC Topic 820.
(2)  Pursuant to the conditions set forth in FASB ASC Topic 944, the value of separate account liabilities is set to equal the fair value of the separate account assets.
(3)  Excludes $648.5 million, primarily related to investment purchases payable, net of investment sales receivable, that are not subject to FASB ASC Topic 820.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy (continued)

The following table presents the Company’s categories for its liabilities measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Liabilities
Other policy liabilities:
Guaranteed minimum withdrawal benefit liability	$-	$-	$1,071,126	$1,071,126
Guaranteed minimum accumulation benefit liability	-	-	215,598	215,598
Derivatives embedded in reinsurance contracts	-	107,965	5,193	113,158
Derivatives embedded in fixed index annuities	-	-	116,395	116,395
Total other policy liabilities (1)	-	107,965	1,408,312	1,516,277

Derivative instruments – payable:
Interest rate contracts	-	257,719	-	257,719
Foreign currency contracts	-	3,422	-	3,422
Credit contracts	-	-	17,723	17,723
Futures contracts	8,210	-	-	8,210
Total derivative instruments – payable	8,210	261,141	17,723	287,074

Other liabilities:
Bank overdrafts (2)	48,893	-	-	48,893

Total liabilities measured at fair value on a recurring basis	$57,103	$369,106	$1,426,035	$1,852,244

(1) The balances are included within the contractholder deposits funds and other policy liabilities in the Company’s consolidated balance sheets.
(2) Bank overdrafts are included within other liabilities in the Company’s consolidated balance sheet.

Assets Measured at Fair Value on a Nonrecurring Basis

The following table presents the Company’s categories for its assets measured at fair value on a nonrecurring basis at December 31, 2011:

	Level 1	Level 2	Level 3	Total	Total Loss
Asset
Mortgage loans	$-	$-	$79,067	$79,067	$(38,634)

At December 31, 2011, the Company determined that certain mortgage loans were impaired and as a practical expedient, measured the impairment using the fair value of the related collateral.  The fair value of the collateral was based on real estate valuations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy (continued)

The following table presents the Company’s categories for its assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale fixed maturity securities:
Asset-backed securities	$-	$704	$11	$715
Residential mortgage-backed securities	-	34,614	-	34,614
Commercial mortgage-backed securities	-	13,003	2,047	15,050
Foreign government & agency securities	-	563	-	563
U.S. states and political subdivision securities	-	214	-	214
U.S. treasury and agency securities	375,233	-	-	375,233
Corporate securities	-	1,068,399	1,135	1,069,534
Total available-for-sale fixed maturity securities	375,233	1,117,497	3,193	1,495,923

Trading fixed maturity securities:
Asset-backed securities	-	321,129	90,851	411,980
Residential mortgage-backed securities	-	834,074	88,719	922,793
Commercial mortgage-backed securities	-	737,024	82,171	819,195
Foreign government & agency securities	-	116,986	13,790	130,776
U.S. states and political subdivision securities	-	613	-	613
U.S. treasury and agency securities	737,936	8,582	1,101	747,619
Corporate securities	-	8,301,586	132,556	8,434,142
Total trading fixed maturity securities	737,936	10,319,994	409,188	11,467,118

Derivative instruments - receivable:
Interest rate contracts	-	97,060	-	97,060
Foreign currency contracts	-	32,504	-	32,504
Equity contracts	14,873	30,739	13,785	59,397
Futures contracts	9,103	-	-	9,103
Total derivative instruments - receivable	23,976	160,303	13,785	198,064

Other invested assets (1)	2,890	11,120	8,343	22,353
Short-term investments	832,739	-	-	832,739
Cash and cash equivalents	736,323	-	-	736,323
Total investments and cash	2,709,097	11,608,914	434,509	14,752,520

Separate account assets:
Mutual fund investments	21,892,209	30,517	-	21,922,726
Equity investments	188,216	277	-	188,493
Fixed income investments	317,713	5,812,900	56,323	6,186,936
Alternative investments	24,094	78,164	293,254	395,512
Other investments	900	-	-	900
Total separate account assets (2) (3)	22,423,132	5,921,858	349,577	28,694,567

Total assets measured at fair value on a recurring basis	$25,132,229	$17,530,772	$784,086	$43,447,087

(1)	Excludes $5.1 million of other invested assets that are not subject to FASB ASC Topic 820.
(2)	Pursuant to the conditions set forth in FASB ASC Topic 944, the value of separate account liabilities is set to equal the fair value of the separate account assets.
(3)	Excludes $1,814.1 million, primarily related to investment purchases payable, net of investment sales receivable, that are not subject to FASB ASC Topic 820.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy (continued)

The following table presents the Company’s categories for its liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Liabilities
Other policy liabilities:
Guaranteed minimum withdrawal benefit liability	$-	$-	$2,245	$2,245
Guaranteed minimum accumulation benefit liability	-	-	49	49
Derivatives embedded in reinsurance contracts	-	41,272	-	41,272
Derivatives embedded in fixed index annuities	-	-	131,608	131,608
Total other policy liabilities (1)	-	41,272	133,902	175,174

Derivative instruments – payable:
Interest rate contracts	-	329,214	-	329,214
Foreign currency contracts	-	3,878	-	3,878
Credit contracts	-	-	27,341	27,341
Futures contracts	1,590	-	-	1,590
Total derivative instruments – payable	1,590	333,092	27,341	362,023

Other liabilities:
Bank overdrafts (2)	61,227	-	-	61,227

Total liabilities measured at fair value on a recurring basis	$62,817	$374,364	$161,243	$598,424

(1)	The balances are included within the contractholder deposits funds and other policy liabilities in the Company’s consolidated balance sheets.
(2)	Bank overdrafts are included within other liabilities in the Company’s consolidated balance sheet.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy (continued)

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments that are measured at fair value on a recurring basis are summarized below:

Fixed maturity securities:  The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third-party pricing services; the remaining unpriced securities are priced using one of the remaining two methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.  The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model or independent broker quotations.  CMBS securities are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using models which take into account credit spreads for publicly-traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturity securities also are priced using market prices or broker quotes.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively traded market.  Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

Derivative instruments - receivables and payables:  The fair values of swaps are based on current settlement values, dealer quotes and market prices.  Fair values for options and futures are also based on dealer quotes and market prices.  The Company uses credit valuation adjustments (“CVAs”) to properly reflect the component of fair value of certain derivative instruments that arise from default risk.  CVAs are based on a methodology that primarily uses published credit default swap spreads as a key input in determining an implied level of expected loss over the total life of the derivative contract.  When this information is not available, the Company also may utilize credit spreads implied from published bond yields or published cumulative default experience data adjusted for current trends.  CVAs may be calculated based on the credit risk of counterparties for asset positions or the Company's own credit risk for liability positions.  The CVAs also take into account contractual factors designed to reduce the Company’s credit exposure to each counterparty, such as collateral and legal rights of offset.

Other invested assets:  This financial instrument primarily consists of equity securities.  The fair value of the Company’s equity securities is first based on quoted market prices.  Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price the equity securities for which the quoted market price is not available.

Cash, cash equivalents and short-term investments:  The carrying value for cash, cash equivalents and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Separate accounts, assets and liabilities:  The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy (continued)

Other policy liabilities:  The fair values of S&P 500 Index and other equity-linked embedded derivatives are produced using standard derivative valuation techniques.  GMAB and GMWB are considered to be derivatives under FASB ASC Topic 815 and are included in contractholder deposit funds and other policy liabilities in the Company’s consolidated balance sheets.  Consistent with the provisions of FASB ASC Topic 820, the Company incorporates risk margins and the Company’s own credit standing, as well as changes in assumptions regarding policyholder behavior, in the calculation of the fair value of embedded derivatives.

Other liabilities:  This financial instrument consists of bank overdraft balances which are due to issued checks and transmitted wires that were not cashed and processed in the Company’s bank accounts at the end of the reporting period.  Similar to cash, the carrying value for other liabilities approximates fair value due to the liquidity of the balance.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

5. FAIR VALUE MEASUREMENT (CONTINUED)

The following table shows a reconciliation of the beginning and ending balances for assets which are categorized as Level 3 for the year ended December 31, 2011:

		Total realized and unrealized gains (losses)
Assets	Beginning balance	Included in earnings	Included in OCI	Purchases	Sales	Issuances	Settlements	Transfers into level 3	Transfers out of level 3	Ending balance	Change in unrealized gains (losses) (2)
Available-for-sale fixed maturity securities:
Asset-backed securities	$ 11	$ (16)	$ 5	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Residential mortgage-backed securities	-	-	-	-	-	-	-	-	-	-	-
Commercial mortgage-backed securities	2,047	(362)	446	-	-	-	-	-	-	2,131	-
Foreign government & agency securities	-	-	-	-	-	-	-	-	-	-	-
U.S. states and political subdivision securities	-	-	-	-	-	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-	-	-	-	-	-
Corporate securities	1,135	1,636	(1,653)	-	-	-	-	6,360	(609)	6,869	-
Total available-for-sale fixed maturity securities	3,193	1,258	(1,202)	-	-	-	-	6,360	(609)	9,000	-

Trading fixed maturity securities:
Asset-backed securities	90,851	(4,497)	-	-	-	-	(5,534)	14,639	(18,550)	76,909	(2,925)
Residential mortgage-backed securities	88,719	3,586	-	-	-	-	(44,230)	99,785	(27,731)	120,129	16,101
Commercial mortgage-backed securities	82,171	(1,391)	-	-	-	-	(21,896)	4,954	-	63,838	168
Foreign government & agency securities	13,790	6,603	-	-	-	-	-	-	-	20,393	8,292
U.S. states and political subdivision securities	-	-	-	-	-	-	-	-	-	-	-
U.S. treasury and agency securities	1,101	47	-	-	-	-	(431)	2,312	(1,101)	1,928	42
Corporate securities	132,556	3,602	-	-	(7,984)	-	(9,419)	32,343	(75,385)	75,713	588
Total trading fixed maturity securities	409,188	7,950	-	-	(7,984)	-	(81,510)	154,033	(122,767)	358,910	22,266

Derivative instruments – receivable:
Interest rate contracts	-	-	-	-	-	-	-	-	-	-	-
Foreign currency contracts	-	-	-	-	-	-	-	-	-	-	-
Equity contracts	13,785	(4,102)	-	9,295	-	-	(13,785)	-	-	5,193	(4,102)
Futures contracts	-	-	-	-	-	-	-	-	-	-	-
Total derivative instruments– receivable	13,785	(4,102)	-	9,295	-	-	(13,785)	-	-	5,193	(4,102)

Other invested assets	8,343	(4)	-	8,859	(296)	-	-	-	(7,650)	9,252	196
Short-term investments	-	-	-	-	-	-	-	-	-	-	-
Cash and cash equivalents	-	-	-	-	-	-	-	-	-	-	-
Total investments and cash	434,509	5,102	(1,202)	18,154	(8,280)	-	(95,295)	160,393	(131,026)	382,355	18,360

Separate account assets:
Mutual fund investments	-	-	-	-	-	-	-	-	-	-	-
Equity investments	-	-	-	-	(49)	-	-	49	-	-	-
Fixed income investments	56,323	(432)	-	523,188	(530,132)	-	(7,327)	8,096	(33,704)	16,012	(515)
Alternative investments	293,254	411	-	207,717	(124,666)	-	(19,453)	3,200	-	360,463	(5,874)
Other investments	-	-	-	-	-	-	-	-	-	-	-
Total separate account assets (1)	349,577	(21)	-	730,905	(654,847)	-	(26,780)	11,345	(33,704)	376,475	(6,389)

Total assets measured at fair value on
a recurring basis	$ 784,086	$ 5,081	$ (1,202)	$ 749,059	$ (663,127)	$ -	$ (122,075)	$ 171,738	$ (164,730)	$ 758,830	$ 11,971

(1) The realized/unrealized gains and losses included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(2) Included in earnings relating to instruments still held at the reporting date.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

5. FAIR VALUE MEASUREMENT (CONTINUED)

The following table shows a reconciliation of the beginning and ending balances for liabilities which are categorized as Level 3 for the year ended December 31, 2011:

		Total realized and unrealized (gains) losses
Liabilities	Beginning balance	Included in earnings	Included in OCI	Purchases	Sales	Issuances	Settlements	Transfers into level 3	Transfers out of level 3	Ending balance	Change in unrealized (gains) losses (2)

Other policy liabilities:
Guaranteed minimum withdrawal benefit liability	$ 2,245	$ 1,068,881	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$1,071,126	$ 930,740
Guaranteed minimum accumulation benefit liability	49	215,549	-	-	-	-	-	-	-	215,598	182,268
Derivatives embedded in reinsurance contracts	-	(5,923)	-	29,753	-	-	(18,637)	-	-	5,193	(5,923)
Derivatives embedded in fixed index annuities	131,608	(15,213)	-	-	-	-	-	-	-	116,395	69,921
Total other policy liabilities (1)	133,902	1,263,294	-	29,753	-	-	(18,637)	-	-	1,408,312	1,177,006

Derivative instruments – payable:
Interest rate contracts	-	-	-	-	-	-	-	-	-	-	-
Foreign currency contracts	-	-	-	-	-	-	-	-	-	-	-
Credit contracts	27,341	(9,618)	-	-	-	-	-	-	-	17,723	(9,619)
Futures contracts	-	-	-	-	-	-	-	-	-	-	-
Total derivative instruments – payable	27,341	(9,618)	-	-	-	-	-	-	-	17,723	(9,619)

Other liabilities:
Bank overdrafts	-	-	-	-	-	-	-	-	-	-	-

Total liabilities measured at fair value on a recurring basis	$ 161,243	$ 1,253,676	$ -	$ 29,753	$ -	$ -	$ (18,637)	$ -	$ -	$1,426,035	$ 1,167,387

(1) The balances are included within the contractholder deposits funds and other policy liabilities in the Company’s consolidated balance sheets.
(2) Included in earnings relating to instruments still held at the reporting date.

Gains and losses related to Level 3 assets and liabilities, included in the Company’s consolidated statements of operations for the year ended December 31, 2011, are reported as follows:

	Total gains (losses) included in earnings	Change in unrealized gains (losses) related to assets and liabilities still held at the reporting date
Net investment income	$7,946	$22,462
Net derivative loss	(1,257,778)	(1,171,489)
Net realized investment gains, excluding impairment losses on available-for-sale securities	1,258	-
Net losses	$(1,248,574)	$(1,149,027)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

5. FAIR VALUE MEASUREMENT (CONTINUED)

The following table shows a reconciliation of the beginning and ending balances for assets which are categorized as Level 3 for the year ended December 31, 2010:

		Total realized and unrealized gains (losses)
Assets	Beginning balance	Included in earnings	Included in other comprehensive income	Purchases, issuances, and settlements (net)	Transfers in and/or (out) of level 3 (2)	Ending balance	Change in unrealized gains (losses) included in earnings relating to instruments still held at the reporting date
Available-for-sale fixed maturity securities:
Asset-backed securities	$ 37	$ (40)	$ 14	$ -	$ -	$ 11	$ -
Residential mortgage-backed securities	-	-	-	-	-	-	-
Commercial mortgage-backed
securities	1,930	(472)	589	-	-	2,047	-
Foreign government & agency
securities	-	-	-	-	-	-	-
U.S. states and political subdivision	-	-	-	-	-	-	-
securities	-	-	-	-	-	-	-
U.S. treasury and agency securities				-
Corporate securities	7,936	(23)	53	(6,831)	-	1,135	-
Total available-for-sale fixed maturity securities	9,903	(535)	656	(6,831)	-	3,193	-

Trading fixed maturity securities:
Asset-backed securities	111,650	26,351	-	(38,060)	(9,090)	90,851	28,061
Residential mortgage-backed securities	154,551	11,159	-	(34,087)	(42,904)	88,719	24,255
Commercial mortgage-backed
securities	14,084	1,833	-	66,950	(696)	82,171	3,334
Foreign government & agency
securities	15,323	(1,533)	-	-	-	13,790	65
U.S. states and political subdivision
securities	-	-	-	-	-	-	-
U.S. treasury and agency securities	-	(13)	-	(232)	1,346	1,101	21
Corporate securities	107,886	4,805	-	(11,997)	31,862	132,556	5,111
Total trading fixed maturity securities	403,494	42,602	-	(17,426)	(19,482)	409,188	60,847

Derivative instruments – receivable:
Interest rate contracts	-	-	-	-	-	-	-
Foreign currency contracts	-	-	-	-	-	-	-
Equity contracts	8,821	-	-	4,964	-	13,785	-
Futures contracts	-	-	-	-	-	-	-
Total derivative instruments– receivable	8,821	-	-	4,964	-	13,785	-

Other invested assets	-	(50)	900	7,493	-	8,343	(50)
Short-term investments	-	-	-	-	-	-	-
Cash and cash equivalents	-	-	-	-	-	-	-
Total investments and cash	422,218	42,017	1,556	(11,800)	(19,482)	434,509	60,797

Separate account assets:
Mutual fund investments	-	-	-	-	-	-	-
Equity investments	7	-	-	(7)	-	-	-
Fixed income investments	276,530	(11,998)	-	(91,989)	(116,220)	56,323	(4,607)
Alternative investments	267,196	12,671	-	30,021	(16,634)	293,254	12,341
Other investments	4,108	-	-	-	(4,108)	-	-
Total separate account assets (1)	547,841	673	-	(61,975)	(136,962)	349,577	7,734

Total assets measured at fair value on
a recurring basis	$ 970,059	$ 42,690	$ 1,556	$ (73,775)	$ (156,444)	$ 784,086	$ 68,531

(1)
The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(2)	Transfers in and/or (out) of Level 3 during the year ended December 31, 2010 are primarily attributable to changes in the observability of inputs used to price the securities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

5. FAIR VALUE MEASUREMENT (CONTINUED)

The following table shows a reconciliation of the beginning and ending balances for liabilities which are categorized as Level 3 for the year ended December 31, 2010:

		Total realized and unrealized (gains) losses
Liabilities	Beginning balance	Included in earnings	Included in other comprehensive income	Purchases, issuances, and settlements (net)	Transfers in and/or (out) of level 3	Ending balance	Change in unrealized (gains) losses included in earnings relating to instruments still held at the reporting date

Other policy liabilities:
Guaranteed minimum withdrawal benefit liability	$ 168,786	$ (319,563)	$ -	$ 153,022	$ -	$ 2,245	$ (314,652)
Guaranteed minimum accumulation benefit liability	81,669	(104,831)	-	23,211	-	49	(103,091)
Derivatives embedded in reinsurance contracts	-	-	-	-	-	-	-
Derivatives embedded in fixed index annuities	140,966	(13,153)	-	3,795	-	131,608	20,397
Total other policy liabilities (1)	391,421	(437,547)	-	180,028	-	133,902	(397,346)

Derivative instruments – payable:
Interest rate contracts	-	-	-	-	-	-	-
Foreign currency contracts	-	-	-	-	-	-	-
Credit contracts	34,349	(7,008)	-	-	-	27,341	(7,008)
Futures contracts	-	-	-	-	-	-	-
Total derivative instruments – payable	34,349	(7,008)	-	-	-	27,341	(7,008)

Other liabilities:
Bank overdrafts	-	-	-	-	-	-	-

Total liabilities measured at fair value on a recurring basis	$ 425,770	$ (444,555)	$ -	$ 180,028	$ -	$ 161,243	$ (404,354)

(1) The balances are included within the contractholder deposit funds and other policy liabilities in the Company consolidated balance sheets.

Gains and losses related to Level 3 assets and liabilities, included in the Company’s consolidated statements of operations for the year ended December 31, 2010, are reported as follows:

	Total gains (losses) included in earnings	Change in unrealized gains related to assets and liabilities still held at the reporting date
Net investment income	$42,552	$60,797
Net derivative gains	444,555	404,354
Net realized investment losses, excluding impairment
losses on available-for-sale securities	(535)	-
Net gains	$486,572	$465,151

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

5. FAIR VALUE MEASUREMENT (CONTINUED)

The Company determines transfers between levels based on the fair value of each security as of the beginning of the reporting period.

During the year ended December 31, 2011, the Company transferred the following assets into (out of) Levels 1, 2 and 3:

	Level 1 Transfers		Level 2 Transfers		Level 3 Transfers
	Into	(Out of)	Into	(Out of)	Into	(Out of)
Assets
Available-for-sale fixed maturity securities:
Asset-backed securities	$-	$-	$-	$-	$-	$-
Residential mortgage-backed securities	-	-	-	-	-	-
Commercial mortgage-backed securities	-	-	-	-	-	-
Foreign government & agency securities	-	-	-	-	-	-
U.S. states and political subdivision securities	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-
Corporate securities	-	-	609	(6,360)	6,360	(609)
Total available-for-sale fixed maturity securities	-	-	609	(6,360)	6,360	(609)

Trading fixed maturity securities:
Asset-backed securities	-	-	18,550	(14,639)	14,639	(18,550)
Residential mortgage-backed securities	-	-	27,731	(99,785)	99,785	(27,731)
Commercial mortgage-backed securities	-	-	-	(4,954)	4,954	-
Foreign government & agency securities	-	-	-	-	-	-
U.S. states and political subdivision securities	-	-	-	-	-	-
U.S. treasury and agency securities	-	(2,312)	1,101	-	2,312	(1,101)
Corporate securities	-	-	75,385	(32,343)	32,343	(75,385)
Total trading fixed maturity securities	-	(2,312)	122,767	(151,721)	154,033	(122,767)

Derivative instruments- receivable:
Interest rate contracts	-	-	-	-	-	-
Foreign currency contracts	-	-	-	-	-	-
Equity contracts	-	-	-	-	-	-
Credit contracts	-	-	-	-	-	-
Futures	-	-	-	-	-	-
Total derivative instruments-receivable	-	-	-	-	-	-

Other invested assets	-	-	7,650	-	-	(7,650)
Short-term investments	-	-	-	-	-	-
Cash and cash equivalents	-	-	-	-	-	-
Total investments and cash	-	(2,312)	131,026	(158,081)	160,393	(131,026)

Separate account assets:
Mutual fund investments	-	-	-	-	-	-
Equity investments	-	-	-	(49)	49	-
Fixed income investments	-	-	33,704	(8,096)	8,096	(33,704)
Alternative investments	-	-	-	(3,200)	3,200	-
Other investments	-	-	-	-	-	-
Total separate account assets	-	-	33,704	(11,345)	11,345	(33,704)

Total assets measured at fair value on a
recurring basis	$-	$(2,312)	$164,730	$(169,426)	$171,738	$(164,730)
The Company did not change the categorization of its financial instruments during the year ended December 31, 2011.  The transfers into (out of) Level 2 and Level 3 were primarily due to changes in the level of observability of inputs used to price these securities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

5. FAIR VALUE MEASUREMENT (CONTINUED)

The Company determines transfers between levels based on the fair value of each security as of the beginning of the reporting period.

During the year ended December 31, 2010, the Company transferred the following assets into (out of) Levels 1, 2 and 3:

	Level 1 Transfers		Level 2 Transfers		Level 3 Transfers
	Into	(Out of)	Into	(Out of)	Into	(Out of)
Assets
Available-for-sale fixed maturity securities:
Asset-backed securities	$-	$-	$-	$-	$-	$-
Residential mortgage-backed securities	-	-	-	-	-	-
Commercial mortgage-backed securities	-	-	-	-	-	-
Foreign government & agency securities	-	-	-	-	-	-
U.S. states and political subdivision securities	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-
Corporate securities	-	-	-	-	-	-
Total available-for-sale fixed maturity securities	-	-	-	-	-	-

Trading fixed maturity securities:
Asset-backed securities	-	-	44,458	(35,368)	35,368	(44,458)
Residential mortgage-backed securities	-	-	79,192	(36,288)	36,288	(79,192)
Commercial mortgage-backed securities	-	-	696	-	-	(696)
Foreign government & agency securities	-	-	-	-	-	-
U.S. states and political subdivision securities	-	-	-	-	-	-
U.S. treasury and agency securities	-	(1,346)	-	-	1,346	-
Corporate securities	-	-	32,579	(64,441)	64,441	(32,579)
Total trading fixed maturity securities	-	(1,346)	156,925	(136,097)	137,443	(156,925)

Derivative instruments- receivable:
Interest rate contracts	-	-	-	-	-	-
Foreign currency contracts	-	-	-	-	-	-
Equity contracts	-	-	-	-	-	-
Credit contracts	-	-	-	-	-	-
Futures contracts	-	-	-	-	-	-
Total derivative instruments-receivable	-	-	-	-	-	-

Separate account assets:
Mutual fund investments	-	-	-	-	-	-
Equity investments	-	-	-	-	-	-
Fixed income investments	-	-	116,220	-	-	(116,220)
Alternative investments	14,221	-	2,968	(555)	555	(17,189)
Other investments	4,108	-	-	-	-	(4,108)
Total separate account assets	18,329	-	119,188	(555)	555	(137,517)

Total assets measured at fair value on a
recurring basis	$18,329	$(1,346)	$276,113	$(136,652)	$137,998	$(294,442)

The Company did not change the categorization of its financial instruments during the year ended December 31, 2010.  The transfers into (out of) Level 2 and Level 3 were primarily due to changes in the level of observability of inputs used to price these securities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

5. FAIR VALUE MEASUREMENT (CONTINUED)

Financial Instruments Not Considered at Fair Value

FASB ASC Topic 825 requires disclosure of the fair value of certain financial instruments including those that are not carried at fair value. FASB ASC Topic 825 also excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying value and estimated fair value of the Company’s financial instruments that are not carried at fair value at:

	December 31, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value

Financial assets:
Mortgage loans	$1,457,356	$1,588,473	$1,737,528	$1,811,567
Policy loans	$603,371	$651,876	$717,408	$859,668

Financial liabilities:
Contractholder deposit funds and other policy liabilities	$9,503,446	$9,183,946	$11,944,058	$11,490,525
Debt payable to affiliates	$683,000	$683,503	$783,000	$783,000

The following methods and assumptions were used by the Company in determining the estimated fair value of the above financial instruments:

Interest receivable on the above financial instruments is stated at carrying value which approximates fair value.

Mortgage loans:  The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans:  The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Contractholder deposit funds and other policy liabilities:  The fair values of the Company’s general account insurance reserves and contractholder deposits under investment-type contracts (e.g., insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued.  Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.  The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

Debt payable to affiliates:  The fair value of notes payable and other borrowings is based on future cash flows discounted at the stated interest rate, considering all appropriate terms of the related agreements.  Due to certain provisions included in such agreements, whereby the issuer of most of the notes has the ability to call the notes at par with appropriate approvals, the fair value is equal to par value.  The note, whose issuer does not have the ability to call at par, is reported at fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

6. NET REALIZED INVESTMENT GAINS (LOSSES)

The Company’s net realized investment gains (losses) on available-for-sale fixed maturity securities and other investments, excluding OTTI losses, consisted of the following for the years ended December 31:

	2011	2010	2009

Fixed maturity securities	$62,361	$34,409	$2,912
Mortgage loans	(25,573)	(10,327)	(43,148)
Real estate	(24)	2	-
Other invested assets	(136)	(170)	1,289
Sales of previously impaired assets	2,950	3,037	2,272

Net realized investment gains (losses) from continuing operations	$39,578	$26,951	$(36,675)
Net realized investment gains from discontinued operations	$-	$-	$-

7. NET INVESTMENT INCOME

The Company’s net investment income consisted of the following for the years ended December 31:

	2011	2010	2009
Trading fixed maturity securities:
Interest and other income	$613,479	$713,960	$822,599
Change in fair value and net realized gains	91,919	606,946	1,736,975
Mortgage loans	91,920	108,555	121,531
Real estate	8,455	8,645	7,735
Policy loans	(88,548)	45,054	44,862
Income ceded under funds withheld reinsurance	25,213	(75,643)	(139,168)
Other	5,916	4,150	3,948
Gross investment income	748,354	1,411,667	2,598,482
Less: Investment expenses	20,726	21,457	16,175
Net investment income from continuing operations	$727,628	$1,390,210	$2,582,307
Net investment loss from discontinued operations	$-	$-	$(24,956)

Ceded investment income on funds-withheld reinsurance portfolios is included as a component of net investment income and is accounted for consistent with the policies discussed in Note 1 of the Company’s consolidated financial statements.  Net investment income ceded and interest earned on policy loans during the year ended December 31, 2011 were decreased by a $113.3 million prior-year adjustment related to the interest rate on policy loans.  Refer to the Wealth Management section in Note 8 to the Company’s consolidated financial statements for further discussion of this adjustment.  The ceded investment income relates to the funds-withheld reinsurance agreements between the Company and certain affiliates, which is further discussed in Note 8 to the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to its policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  Management believes that any liability from this contingency is unlikely.

The effects of the Company’s reinsurance agreements in the consolidated statements of operations were as follows:

	For the Years Ended December 31,
	2011	2010	2009

Revenues:
Premiums and annuity considerations:
Direct	$109,569	$94,869	$86,671
Assumed	36,169	47,616	52,856
Ceded	(8,318)	(6,310)	(5,281)
Net premiums and annuity considerations from continuing operations	$137,420	$136,175	$134,246
Net premiums and annuity considerations related to discontinued operations	$-	$-	$-

Net investment income:
Direct	$702,415	$1,465,853	$2,721,475
Assumed	-	-	-
Ceded (1)	25,213	(75,643)	(139,168)
Net investment income from continuing operations	$727,628	$1,390,210	$2,582,307
Net investment loss related to discontinued operations	$-	$-	$(24,956)

Fee and other income:
Direct	$743,866	$676,670	$581,868
Assumed	10	-	-
Ceded	(135,465)	(165,643)	(196,032)
Net fee and other income from continuing operations	$608,411	$511,027	$385,836
Net fee and other income related to discontinued operations	$-	$-	$(49,947)

(1)  Investment income earned (direct) and ceded during the year ended December 31, 2011 includes a decrease of $113.3 million due to an interest rate adjustment.  This adjustment did not have any impact on net investment income.  Refer to the Wealth Management section of this Note 8 for further details.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

8. REINSURANCE (CONTINUED)

	For the Years Ended December 31,
	2011	2010	2009

Benefits and expenses:
Interest credited:
Direct	$386,809	$491,090	$472,275
Assumed	6,260	6,879	7,801
Ceded (2)	31,139	(96,121)	(94,308)
Net interest credited from continuing operations	$424,208	$401,848	$385,768
Net interest credited related to discontinued operations	$-	$-	$34,216

Policyowner benefits:
Direct	$236,232	$409,907	$265,021
Assumed	22,915	26,189	38,313
Ceded	(124,735)	(196,302)	(192,895)
Net policyowner benefits from continuing operations	$134,412	$239,794	$110,439
Net policyowner benefits related to discontinued operations	$-	$-	$13,267

Other operating expenses:
Direct	$355,928	$333,850	$282,502
Assumed	3,314	5,079	6,129
Ceded	(8,917)	(20,759)	(40,475)
Net other operating expenses from continuing operations	$350,325	$318,170	$248,156
Net other operating expenses related to discontinued operations	$-	$-	$10,436

(2) Interest credited ceded during the year ended December 31, 2011 includes a $113.3 million interest rate adjustment decreasing ceded interest credited.  Refer to the Wealth Management section of this Note 8 for further details.

A brief discussion of the Company’s significant reinsurance agreements by business segment follows.  Refer to Note 16 for additional information regarding the Company’s business segments.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

8. REINSURANCE (CONTINUED)

Wealth Management Segment

The Wealth Management segment manages a closed block of SPWL insurance policies, a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of the SPWL product in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of $1.3 billion and $1.5 billion at December 31, 2011 and 2010, respectively.  This entire block of business is reinsured on a funds-withheld coinsurance basis with SLOC, an affiliate.  Pursuant to this agreement, the Company held the following assets and liabilities at December 31:

	2011	2010
Assets
Reinsurance receivables	$1,312,989	$1,466,247

Liabilities
Contractholder deposit funds and other policy liabilities	1,342,628	1,478,459
Future contract and policy benefits	2,160	1,823
Reinsurance payable	$1,410,748	$1,555,336

The funds-withheld assets of $1.4 billion and $1.6 billion at December 31, 2011 and  2010, respectively, are comprised of fixed maturity securities, mortgage loans, policy loans, derivative instruments, and cash and cash equivalents that are managed by the Company.  The fair value of the embedded derivative increased contractholder deposit funds and other policy liabilities by $31.8 million and $14.0 million at December 31, 2011 and 2010, respectively.  The change in the fair value of this embedded derivative decreased derivative income by $17.8 million, $24.6 million, and $120.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

By reinsuring the SPWL product, the Company increased (decreased) net investment income by $48.5 million, $(49.9) million and $(126.6) million for the years ended December 31, 2011, 2010 and 2009, respectively.  The Company also increased (decreased) interest credited by $55.4 million, $(71.5) million and $(73.9) million for the years ended December 31, 2011, 2010 and 2009, respectively.

The net investment income ceded for the year ended December 31, 2011 was decreased by $113.3 million due to an interest rate adjustment processed during the year.  The interest credited ceded for year ended December 31, 2011 was decreased by $113.3 million due to policy reinstatements and interest rate adjustments processed during the year.  The adjustment was recorded to correct the Company’s prior year policy loan balances that were overstated by $113.3 million due to inaccurate interest rates applied to certain SPWL policies’ loan balances.  The adjustment did not have any impact on the interest credited and net investment income, net of reinsurances, reported in the Company’s consolidated statement of operations due to the 100% funds-withheld reinsurance agreement with SLOC noted above.  The adjustment also resulted in a $113.3 million decrease in policy loans, contractholder deposit funds and other policy liabilities, reinsurance receivable, and reinsurance payable in the Company’s consolidated balance sheet at December 31, 2011.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

8. REINSURANCE (CONTINUED)

Individual Protection Segment

The following are the Company’s significant reinsurance agreements that impact the Individual Protection segment.

On February 11, 2009, the Company received regulatory approval and entered into a reinsurance agreement with BarbCo 3, an affiliate, to cede all of the risks associated with certain in-force corporate and bank-owned variable universal life and private placement variable universal life policies on a combination coinsurance, coinsurance with funds-withheld and a modified coinsurance basis.

Effective January 1, 2010, the Company and BarbCo 3 amended the agreement to include coverage of certain corporate and bank-owned variable universal life and private placement variable universal life insurance cases sold between December 31, 2009 and March 31, 2010, inclusive.  Reinsurance coverage continued for all cases sold prior to April 1, 2010.  However, cases sold on or after April 1, 2010 have not been reinsured.  This amendment also enabled the Company to discontinue reinsuring a portion of the covered business that was previously reinsured on a modified coinsurance basis, effective April 1, 2010.  The discontinuance of the business reinsured on a modified coinsurance basis did not have a material impact on the Company’s consolidated financial statements.

At the inception of the transaction, BarbCo 3 paid an initial ceding commission to the Company of $41.5 million and the Company recorded a reinsurance payable and related reinsurance receivable of $370.7 million and $329.2 million, respectively.  The reinsurance payable included a funds-withheld liability of $247.9 million and a deferred gain of $122.8 million.  Pursuant to this agreement, the Company held the following assets and liabilities at:

	December 31,	December 31,
	2011	2010
Assets
Reinsurance receivable	$451,397	$419,684

Liabilities
Contractholder deposit funds and other policy liabilities	507,606	465,035
Reinsurance payable	$429,914	$432,160

Reinsurance payable includes a funds-withheld liability of $324.3 million and $326.9 million at December 31, 2011 and 2010, respectively, and a deferred gain of $105.6 million and $105.3 million at December 31, 2011 and 2010, respectively.  The funds-withheld assets are managed by the Company and comprised of fixed maturity securities, policy loans, equity securities, cash and cash equivalents and related accrued income, totaling $332.5 million and $357.2 million at December 31, 2011 and 2010, respectively.  The funds-withheld coinsurance agreement gives rise to an embedded derivative which is required to be separated from the host reinsurance contract.  At December 31, 2011 and 2010, the fair value of the embedded derivative increased contractholder deposit funds and other policy liabilities by $34.1 million and $24.1 million, respectively.

The change in fair value of the embedded derivative (decreased) increased derivative income by $(10.0) million and $2.2 million for the years ended December 31, 2011 and 2010, respectively.  In addition, during the years ended December 31, 2011 and 2010, the reinsurance agreement reduced revenues by $53.2 million and $24.3 million, respectively, and decreased expenses by $31.3 million and $56.2 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

8. REINSURANCE (CONTINUED)

Individual Protection Segment (continued)

The Company’s subsidiary, SLNY, has a funds-withheld reinsurance agreement with SLOC under which SLOC funds a portion of the statutory reserves (“AXXX reserves”) required by New York Regulation 147, which is substantially similar to Actuarial Guideline 38, as adopted by the NAIC, attributable to certain UL policies sold by SLNY.  Under this agreement SLNY ceded, and SLOC assumed, on a funds-withheld 90% coinsurance basis certain in-force policies at December 31, 2007.  Pursuant to this agreement, SLNY held the following assets and liabilities at December 31:

	2011	2010
Assets
Reinsurance receivable	$159,649	$133,088

Liabilities
Contractholder deposit funds and other policy liabilities	142,146	104,795
Future contract and policy benefits	33,138	21,662
Reinsurance payable	$238,180	$225,387

Reinsurance payable includes a funds-withheld liability of $194.3 million and $172.8 million at December 31, 2011 and 2010, respectively, and a deferred gain of $43.7 million and $52.6 million at December 31, 2011 and 2010, respectively.  The funds-withheld assets are managed by the Company and are comprised of trading fixed maturity securities, policy loans, equity securities, mortgage loans and related accrued income, totaling $191.2 million and $176.7 million at December 31, 2011 and 2010, respectively.  The coinsurance agreement with funds-withheld gives rise to an embedded derivative which is required to be separated from the host reinsurance contract.  The fair value of the embedded derivative increased contractholder deposit funds and other policy liabilities by $31.2 million and $3.2 million at December 31, 2011 and 2010, respectively.

The change in the fair value of this embedded derivative decreased derivative income by $28.1 million, $3.9 million and $11.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.  In addition, the activities related to the reinsurance agreement have decreased revenues by $48.8 million, $31.0 million and $29.0 million, and decreased expenses by $26.8 million, $28.0 million and $20.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company has other reinsurance agreements with SLOC and several unrelated companies, which provide reinsurance for portions of the net-amount-at-risk under certain individual variable universal life, individual private placement variable universal life, bank owned life insurance (“BOLI”) and corporate owned life insurance (“COLI”) policies.  These amounts are reinsured on a monthly renewable term, a yearly renewable term or a modified coinsurance basis.  These other agreements decreased revenues by approximately $91.7 million, $134.7 million and $173.9 million and reduced expenses by approximately $79.9 million, $140.1 million and $168.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Group Protection Segment

SLNY has several agreements with unrelated companies whereby the unrelated companies reinsure the mortality and morbidity risks of certain of SLNY’s group contracts.

SLNY also has a reinsurance agreement, effective May 31, 2007, to assume the net risks of SLHIC’s New York issued contracts.  At December 31, 2011 and 2010, SLNY held policyholder liabilities of $25.7 million and $28.6 million, respectively, related to this agreement.  In addition, the reinsurance agreement increased revenues by $36.2 million, $47.6 million and $52.9 million for the years ended December 31, 2011, 2010 and 2009, respectively, and increased expenses by $26.2 million, $31.2 million and $44.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

9.  RETIREMENT PLANS

Effective December 31, 2009, the Company transferred all of its employees to an affiliate, Sun Life Services, with the exception of 28 employees who were transferred to SLFD, another affiliate.  As a result of this transaction, the Company transferred pension and other employee benefit liabilities, accumulated other comprehensive income related to pension and other postretirement plans, and cash to Sun Life Services.  Concurrent with this transaction, Sun Life Services became the sponsor of the retirement plans described below.  The employee transfer did not materially change the provisions of the related retirement plans.  The annual cost of these benefits to the Company is allocated and charged to the Company in a manner consistent with the allocation of employee compensation expenses.

Prior to the December 31, 2009 employee transfer, the Company sponsored two non-contributory defined benefit pension plans for its employees and certain affiliated employees.  These plans were the staff qualified pension plan (“staff pension plan”) and the staff nonqualified pension plan (“UBF plan”) (collectively, the “Pension Plans”).  Expenses were allocated to participating companies based in a manner consistent with the allocation of employee compensation expenses.  The Company's funding policies for the staff pension plan was to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 (“ERISA”).  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

Prior to the December 31, 2009 employee transfer, the Company sponsored a postretirement benefit plan for its employees and certain affiliated employees providing certain health, dental and life insurance benefits for retired employees and dependents (the “Other Post-Retirement Benefit Plan”).  Expenses were allocated to participating companies based on the number of participants.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

9. RETIREMENT PLANS (CONTINUED)

The following tables set forth the change in the Pension Plans’ and the Other Post-Retirement Benefit Plan’s projected benefit obligations and assets, as well as information on the plans’ funded status at December 31, 2009:

	Pension Plans	Other Post Retirement Benefit Plan
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$270,902	$49,112
Effect of eliminating early measurement date	-	-
Service cost	2,597	1,754
Interest cost	17,434	3,218
Actuarial loss	17,861	2,344
Benefits paid	(11,066)	(2,095)
Plan amendments	-	(803)
Federal subsidy	-	121
Transfer to Sun Life Services	(297,728)	(53,651)
Projected benefit obligation at end of year	$-	$-

	Pension Plans	Other Post Retirement Benefit Plan
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$195,511	$-
Effect of eliminating early measurement date	-	-
Employer contributions	6,500	2,095
Other	1,547	-
Actual return on plan assets	49,375	-
Benefits paid	(11,066)	(2,095)
Transfer to Sun Life Services	(241,867)	-
Fair value of plan assets at end of year	$-	$-

	Pension Plans	Other Post Retirement Benefit Plan
Information on the funded status of the plan:
Funded status	$-	$-
Accrued benefit cost	$-	$-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic benefit cost and the Company’s share of net periodic benefit costs related to the Pension Plans and the Other Post-Retirement Benefit Plan for the year ended December 31:

	Pension Plans	Other Post Retirement Benefit Plan
	2009	2009
Components of net periodic cost (benefit):
Service cost	$2,597	$1,754
Interest cost	17,434	3,218
Expected return on plan assets	(15,111)	-
Amortization of transition obligation asset	(2,093)	-
Amortization of prior service cost (benefit)	337	(529)
Recognized net actuarial loss	2,782	382
Net periodic cost	$5,946	$4,825

Company's share of net periodic cost	$5,946	$3,926

For the year ended December 31, 2011, Sun Life Services allocated costs to the Company of $1.2 million and $4.4 million for the Pension Plans and Other Post-Retirement Benefit Plan, respectively.  For the year ended December 31, 2010, Sun Life Services allocated costs to the Company of $3.1 million and $4.4 million for the Pension Plans and Other Post-Retirement Benefit Plan, respectively.

The following table shows changes in the Company’s AOCI related to the Pension Plans and the Other Post-Retirement Benefit Plan for the following years:

	Pension Plans	Other Post Retirement Benefit Plan
	2009	2009
Net actuarial (gain) loss arising during the year	$(16,402)	$2,344
Net actuarial (loss) gain recognized during the year	(2,782)	(382)
Prior service cost arising during the year	-	(803)
Prior service cost recognized during the year	(337)	529
Transition asset recognized during the year	2,093	-
Transition asset arising during the year	-	-
Total recognized in AOCI	(17,428)	1,688
Tax effect	6,100	(591)
Total recognized in AOCI, net of tax	$(11,328)	$1,097

Total recognized in net periodic (benefit) cost and other comprehensive (loss) income, net of tax	$(7,463)	$3,648

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

9. RETIREMENT PLANS (CONTINUED)

Effective December 31, 2009, the Company transferred to Sun Life Services the following AOCI related to the Pension Plans and the Other Post-Retirement Benefit Plan:

	Pension Plans	Other Post Retirement Benefit Plan	Total
Transfer of actuarial loss to affiliate	$(67,343)	$(7,525)	$(74,868)
Transfer of prior service (cost)/credit to affiliate	(3,772)	4,164	392
Transfer of transition asset to affiliate	1,495	-	1,495
Total AOCI transferred to affiliate	(69,620)	(3,361)	(72,981)
Tax effect	24,367	1,176	25,543
Total AOCI, net of tax, transferred to affiliate	$(45,253)	$(2,185)	$(47,438)

Assumptions

Weighted average assumptions used to determine benefit obligations for the Pension Plans and the Other Post-Retirement Benefit Plan were as follows:

	Pension Plans	Other Post Retirement Benefit Plan
	2009	2009
Discount rate	6.10%	6.10%
Rate of compensation increase	3.75%	n/a

Weighted average assumptions used to determine net (benefit) cost for the Pension Plans and the Other Post-Retirement Benefit Plan were as follows:

	Pension Plans	Other Post Retirement Benefit Plan
	2009	2009
Discount rate	6.50%	6.50%
Expected long term return on plan assets	7.75%	n/a
Rate of compensation increase	3.75%	n/a

The expected long-term rate of return on plan assets is calculated by taking the weighted average return expectations based on the long-term return expectations and investment strategy, adjusted for the impact of rebalancing.  The difference between actual and expected returns is recognized as a component of unrecognized gains/losses, which is recognized over the average remaining lifetime of inactive participants or the average remaining service lifetime of active participants in the plan, as provided by accounting standards.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

9. RETIREMENT PLANS (CONTINUED)

Cash Flow

The Company contributed $6.5 million and $1.5 million to the staff pension plan and the UBF plan in 2009, respectively.

Savings and Investment Plan

Effective December 31, 2009, Sun Life Services sponsors a savings plan that qualifies under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”) and in which substantially all employees of at least age 21 at date of hire are eligible to participate.  Prior to December 31, 2009, the Company sponsored the 401(k) Plan.  Employee contributions, up to specified amounts, are matched by Sun Life Services under the 401(k) Plan.

The 401(k) Plan also includes a retirement investment account that qualifies under Section 401(a) of the Internal Revenue Code (the “RIA”).  Sun Life Services contributes a percentage of the participant’s eligible compensation determined under the following chart based on the sum of the participant’s age and service on January 1 of the applicable plan year.

Age Plus Service	Company Contribution
Less than 40	3%
At least 40 but less than 55	5%
At least 55	7%

For RIA participants who were at least age 40 on January 1, 2006 and whose age plus service on January 1, 2006 equaled or exceeded 45, the Company contributed to the RIA from January 1, 2006 through December 31, 2009, and Sun Life Services contributes to the RIA from January 1, 2010 through December 31, 2015, a percentage of the participant’s eligible compensation determined under the following chart based on the participant’s age and service on January 1, 2006.

	Service
Age	Less than 5 years	5 or more years
At least 40 but less than 43	3.0%	5.0%
At least 43 but less than 45	3.5%	5.5%
At least 45	4.5%	6.5%

The amount of the 2009 employer contributions under the 401(k) Plan for the Company and its affiliates was $25.2 million.  Amounts are allocated to affiliates based upon their respective employees’ contributions.  The Company’s portion of the expense was $14.2 million for the year ended December 31, 2009.  For the years ended December 31, 2011 and 2010, Sun Life Services allocated $16.3 million and $17.4 million to the Company, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

10. FEDERAL INCOME TAXES

The Company accounts for current and deferred income taxes in the manner prescribed by FASB ASC Topic 740.  A summary of the components of income tax (benefit) expense in the consolidated statements of operations for the years ended December 31 is as follows:

	2011	2010	2009
Income tax (benefit) expense:
Current	$(30,769)	$(78,166)	$40,092
Deferred	(49,932)	149,377	295,557

Total income tax (benefit) expense related to
continuing operations	$(80,701)	$71,211	$335,649
Total income tax expense related to
discontinued operations	$-	$-	$40,690

Federal income taxes attributable to the Company’s consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%.  The following is a summary of the differences between the expected income tax (benefit) expense at the prescribed U.S. federal statutory income tax rate and the total amount of income tax (benefit) expense that the Company has recorded.

	2011	2010	2009

Expected federal income tax expense	$(64,336)	$71,920	$424,261
Low income housing tax credits	(1,885)	(2,028)	(3,880)
Separate account dividends received deduction	(14,702)	(14,702)	(16,232)
Prior year adjustments/settlements	(968)	5,243	1,320
Valuation allowance-capital losses	-	-	(69,670)
Goodwill impairment	2,450	11,559	-
Adjustments to tax contingency reserves	-	305	1,605
Other items	(1,265)	(1,358)	(1,949)

Federal income tax (benefit) expense	(80,706)	70,939	335,455
State income tax expense	5	272	194

Total income tax (benefit) expense related to
continuing operations	$(80,701)	$71,211	$335,649
Total income tax expense related to
discontinued operations	$-	$-	$40,690

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

10. FEDERAL INCOME TAXES (CONTINUED)

The net deferred tax asset represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes.  The components of the Company’s net deferred tax asset as of December 31 were as follows:

	2011	2010
Deferred tax assets:
Actuarial liabilities	$689,286	$155,285
Tax loss carryforwards	251,591	347,172
Investments, net	79,417	188,110
Goodwill and other impairments	34,573	47,303
Other	15,897	74,218
Gross deferred tax assets	1,070,764	812,088
Valuation allowance	-	-
Total deferred tax assets	1,070,764	812,088

Deferred tax liabilities:
Deferred policy acquisition costs	(622,388)	(417,791)
Total deferred tax liabilities	(622,388)	(417,791)

Net deferred tax asset	$448,376	$394,297

Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company’s net deferred tax asset at December 31, 2011 and 2010 was comprised of gross deferred tax assets and gross deferred tax liabilities.  The gross deferred tax asset was primarily related to unrealized investment security losses, actuarial liabilities and net operating loss (“NOL”) carryforwards, as well as a capital loss carryforward generated in 2009.  At December 31, 2011, the Company had $698.9 million of NOL carryforwards and $20.0 million of capital loss carryforward.  At December 31, 2010, the Company had $958.2 million of NOL carryforwards and $33.7 million of capital loss carryforward.  If not utilized, the NOL carryforwards will begin to expire in 2023 and the capital loss carryforward will expire in 2014.  The Company’s net deferred tax asset was $448.4 million and $394.3 million at December 31, 2011 and 2010, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

10. FEDERAL INCOME TAXES (CONTINUED)

The Company performs the required recoverability (realizability) test in terms of its ability to realize its recorded net deferred tax asset.  In making this determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations.  In projecting future taxable income and sources of capital gains, the Company utilizes historical and current operating results and incorporates assumptions including the amount of future federal and state pre-tax operating income, the reversal of temporary differences, and the implementation of prudent and feasible tax planning strategies.

During the year ended December 31, 2011, no valuation allowance was recorded against the deferred tax asset for investment losses.  The Company believes that it is more likely than not that the deferred tax asset related to impairment losses will be realized due to tax planning strategies related to certain mortgage-backed securities, the Company’s intent and ability to hold the related investment securities to maturity, and other tax planning strategies.  For the remaining unrealized losses, the Company believes that it is more likely than not that the related deferred tax asset will be realized due to the Company’s intent and ability to hold the related investment securities to recovery of amortized cost.

FASB ASC Topic 740 establishes a comprehensive reporting model which addresses how a business entity should recognize, measure, present and disclose uncertain tax positions that the entity has taken or plans to take on a tax return.

The liability for unrecognized tax benefits (“UTBs”) related to permanent and temporary tax adjustments, exclusive of interest, was $32.9 million, $31.2 million and $42.0 million at December 31, 2011, 2010 and 2009, respectively.  Of the $32.9 million, $1.6 million represents the amount of UTBs that, if recognized, would favorably affect the Company’s effective income tax rate in future periods, exclusive of any related interest.

The net increase (decreases) in the tax liability for UTBs of $1.7 million, $(10.8) million and $(8.7) million in the years ended December 31, 2011, 2010 and 2009, respectively, resulted from the following:

	2011	2010	2009
Balance at January 1	$31,217	$41,989	$50,679
Gross increases related to tax positions in prior years	13,855	23,214	7,950
Gross decreases related to tax positions in prior years	(4,472)	(16,170)	(16,640)
Settlements	(7,659)	(20,187)	-
Close of tax examinations/statutes of limitations	-	2,371	-

Balance at December 31	$32,941	$31,217	$41,989

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

10. FEDERAL INCOME TAXES (CONTINUED)

The Company has elected to recognize interest and penalties accrued related to UTBs in interest expense (income).  During the years ended December 31, 2011, 2010 and 2009, the Company recognized $2.6 million, $6.4 million and $(9.0) million, respectively, in gross interest expense (income) related to UTBs.  The Company had approximately $9.2 million and $6.6 million of interest accrued at December 31, 2011 and 2010, respectively.  During 2010, the Company settled interest assessments of $4.6 million with the Internal Revenue Service (the “IRS”) for the 2001 and 2002 tax years.  The Company did not accrue any penalties.

While the Company expects the amount of unrecognized tax liabilities to change in the next twelve months, it does not expect the change to have a significant impact on its results of operations or financial position.

The Company files federal income tax returns and income tax returns in various state and local jurisdictions.  With few exceptions, the Company is no longer subject to examinations by the tax authorities in these jurisdictions for tax years before 2003.  In August 2006, the IRS issued a Revenue Agent’s Report for the Company’s 2001 and 2002 tax years.  The Company disagreed with some of the proposed adjustments, filed a protest, and the case was assigned to the Appeals division of the IRS (“Appeals”).  A settlement was reached and formally approved by the Company on January 11, 2010.   The effects of the settlement are in line with previous expectations and had no material impact on the Company’s consolidated financial statements.

On August 4, 2011, the IRS held an Opening Conference with the Company for the audit of the tax years 2007-2009.  The Company is in the process of responding to the IRS requests for information. The Company also provided a disclosure letter to the IRS on September 21, 2011, informing the IRS of potential issues in the tax years under audit.

On January 6, 2011, the IRS issued a Revenue Agent’s Report for the Company for tax years 2005 and 2006.  The Company disagrees with some of the issues and is in the process of filing a protest.  While the final outcome of the appeal and ongoing tax examinations is not determinable, the Company has adequate liabilities accrued and does not believe that any adjustments would be material to its financial position.

In October 2008, the IRS issued a Revenue Agent’s Report for the Company’s tax years 2003 and 2004.  The Company disagreed with some of the adjustments and filed a protest, which was assigned to Appeals in 2009.  On May 27, 2010, the IRS held an opening conference for the 2003 and 2004 Appeals.  The Company is involved in discussions with the IRS to reach a resolution.

The Company will file a consolidated federal income tax return with SLC – U.S. Ops Holdings for the  year ended December 31, 2011, as the Company did for the years ended December 31, 2010 and 2009.

Effective December 31, 2009, the Company paid a dividend of all of the issued and outstanding common stock of Sun Life Vermont to the Parent.  Sun Life Vermont continues to be included in the consolidated federal income tax return of the Parent after 2009.

The Company makes or receives payments under certain tax sharing agreements with SLC – U.S. Ops Holdings.  Under these agreements, such payments are determined based upon the Company’s stand-alone taxable income (as if it were filing as a separate company) and based upon the SLC – U.S. Ops Holdings consolidated group’s overall taxable position.  Under the terms of the tax sharing agreements, deferred tax assets for tax attributes are realized by the Company when the tax attributes are utilized by the consolidated group.  The Company received income tax refunds of $21.0 million and $107.1 million in 2011 and 2010, respectively, and made income tax payments of $21.1 million in 2009.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

11. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses, which is related to the Company’s and its subsidiaries’ group life, group disability insurance, group dental and group stop loss products is summarized below:

	2011	2010	2009

Balance at January 1	$76,181	$72,953	$71,316
Less: reinsurance recoverable	(7,316)	(5,710)	(5,347)
Net balance at January 1	68,865	67,243	65,969
Incurred related to:
Current year	73,573	83,384	86,905
Prior years	468	(1,823)	(5,817)
Total incurred	74,041	81,561	81,088
Paid losses related to:
Current year	(46,861)	(54,312)	(58,598)
Prior years	(22,618)	(25,627)	(21,216)
Total paid	(69,479)	(79,939)	(79,814)

Balance at December 31	80,594	76,181	72,953
Less: reinsurance recoverable	(7,167)	(7,316)	(5,710)
Net balance at December 31	$73,427	$68,865	$67,243

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and events occur which may impact the resolution of unsettled claims.  Changes in prior estimates are recorded in results of operations in the year such changes are made.  As a result of changes in estimates of insured events in prior years, the liability for unpaid claims and claims adjustment expenses increased (decreased) by $0.5 million, $(1.8) million and $(5.8) million, during the years ended December 31, 2011, 2010 and 2009, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

12. LIABILITIES FOR CONTRACT GUARANTEES

The Company offers various guarantees to certain policyholders, including a return of no less than (a) total deposits made on the contract, adjusted for any customer withdrawals, (b) total deposits made on the contract, adjusted for any customer withdrawals, plus a minimum return, or (c) the highest contract value on a specified anniversary date, minus any customer withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2011:

Benefit Type	Account Balance	Net Amount at Risk (1)	Average Attained Age
Minimum death	$20,437,429	$2,074,633	66.1
Minimum income	$134,076	$64,600	63.0
Minimum accumulation or withdrawal	$13,633,969	$841,197	63.7

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2010:

Benefit Type	Account Balance	Net Amount at Risk (1)	Average Attained Age
Minimum death	$20,061,043	$1,742,139	66.0
Minimum income	$179,878	$59,322	62.2
Minimum accumulation or withdrawal	$12,233,731	$152,571	63.2

(1) Net amount at risk represents the excess of the guaranteed benefits over account balance for contracts that have an account value less than the guarantee.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

12. LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

The following roll-forward summarizes the change in reserve for the Company’s GMDBs and GMIBs for the year ended December 31, 2011:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2011	$123,605	$14,630	$138,235

Benefit Ratio Change /
Assumption Changes	23,491	4,443	27,934
Incurred guaranteed benefits	27,116	1,257	28,373
Paid guaranteed benefits	(39,513)	(1,155)	(40,668)
Interest	9,072	916	9,988

Balance at December 31, 2011	$143,771	$20,091	$163,862

The following roll-forward summarizes the change in reserve for the Company’s GMDBs and GMIBs for the year ended December 31, 2010:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2010	$96,267	$10,058	$106,325

Benefit Ratio Change /
Assumption Changes	28,724	6,519	35,243
Incurred guaranteed benefits	28,481	1,434	29,915
Paid guaranteed benefits	(37,767)	(4,207)	(41,974)
Interest	7,900	826	8,726

Balance at December 31, 2010	$123,605	$14,630	$138,235

The liability for death and income benefit guarantees is established equal to a benefit ratio, multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments.  The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges.  The benefit ratio may be in excess of 100%.  For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance.  For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for contract guarantees are developed using a projection model and stochastic scenarios.  Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant’s attained age.

The liability for guarantees is re-calculated and adjusted regularly.  Changes to the liability balance are recorded as a charge or credit to policyowner benefits.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

12. LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

GMABs and GMWBs are considered to be derivatives under FASB ASC Topic 815 and are recorded at fair value through earnings.  The Company records GMAB and GMWB assets or liabilities in its consolidated balance sheets as part of contractholder deposit funds and other policy liabilities.  The net balance of GMABs and GMWBs constituted a liability in the amount of $1,286.8 million and $2.3 million at December 31, 2011 and 2010, respectively.  The Company includes the following unobservable inputs in its calculation of the embedded derivative:

Actively-Managed Volatility Adjustments – This component incorporates the basis differential between the observable implied volatilities for each index and the actively-managed funds underlying the variable annuity product.  The adjustment is based upon historical actively-managed fund volatilities and historical weighted-average index volatilities.

Credit Standing Adjustment – This component makes an adjustment that market participants would make to reflect the non-performance risk associated with the embedded derivatives.  The adjustment is based upon the published credit spread for A-rated corporate bonds, which have ratings that are equivalent to the rating of the Company.

Behavior Risk Margin – This component adds a margin that market participants would require for the risk that the Company’s best estimate policyholder behavior assumptions could differ from actual experience.  This risk margin is determined by taking the difference between the fair value based on adverse policyholder behavior assumptions and the fair value based on best estimate policyholder behavior assumptions, using assumptions the Company believes market participants would use in developing risk margins.

13. DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENT ASSET

The following roll-forward summarizes the change in DAC asset and SIA for the years ended December 31:

	2011	2010
Balance at January 1	$1,682,559	$2,173,642
Acquisition costs deferred	244,659	241,182
Amortized to expense during the year (1)	279,668	(732,265)
Balance at December 31	$2,206,886	$1,682,559

(1)	Includes interest, unlocking and loss recognition.

Refer to Note 1 of the Company’s consolidated financial statements for information regarding the deferral and amortization methodologies related to DAC asset and SIA.  The Company tested its DAC asset and SIA for future recoverability and determined that the assets were not impaired at December 31, 2011.

During the year ended December 31, 2011, the Company recorded a negative amortization increasing its DAC asset and SIA by $770.2 million.  The negative amortization related to a decrease in actual gross profit which was due to a $1.3 billion increase in the fair value of GMAB and GMWB liabilities related to certain variable annuity products.  The increase in DAC asset and SIA was offset by an unlocking adjustment decreasing DAC asset and SIA by $575.2 million.  The unlocking adjustment recorded in 2011 was due to the total present value of the gross profit for the largest cohort of the Company’s fixed annuities, which was negative at December 31, 2011 resulting in decrease in DAC asset and SIA.

The Company wrote down DAC asset and SIA by $21.0 million and $126.0 million as a result of loss recognition related to certain annuity products for the years ended December 31, 2011 and 2010, respectively.  Of the $21.0 million charge for loss recognition in 2011, $18.3 million related to DAC and was reported as amortization of DAC.  The remaining $2.7 million related to SIA and was reported as a component of interest credited in the Company’s consolidated statement of operations.  Of the $126.0 million charge for loss recognition in 2010, $117.7 million related to DAC and was reported as amortization of DAC.  The remaining $8.3 million related to SIA and was reported as a component of interest credited in the Company’s consolidated statement of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

14. VALUE OF BUSINESS AND CUSTOMER RENEWALS ACQUIRED

The following roll-forward summarizes the change in VOBA and VOCRA for the years ended December 31:

	2011	2010
Balance at January 1	$134,985	$168,845
Amortized to expense during the year	(28,898)	(33,860)
Balance at December 31	$106,087	$134,985

Refer to Note 1 of the Company’s consolidated financial statements for information regarding the amortization methodologies related to VOBA and VOCRA.  The Company tested its VOBA and VOCRA assets for future recoverability and determined that the assets were not impaired at December 31, 2011.

The Company tested the VOCRA asset for impairment in the fourth quarter of 2009 and determined that the fair value was lower than its carrying value.  Accordingly, the Company decreased the carrying value of VOCRA and recorded an impairment charge of $2.6 million for the year ended December 31, 2009.  The impairment charge is included in amortization expense in the consolidated statements of operations and is allocated in the Group Protection segment.

15. CONSOLIDATING FINANCIAL INFORMATION

The following consolidating financial statements are provided in compliance with Regulation S-X of the SEC and in accordance with SEC Rule 12h-5.

The products of the Company’s wholly-owned subsidiary, SLNY, include, among other products, combination fixed and variable annuity contracts (the “Contracts”) in the State of New York.  These Contracts contain a fixed investment option, where interest is paid at a guaranteed rate for a specified period of time, and withdrawals made before the end of the specified period may be subject to a market value adjustment that can increase or decrease the amount of the withdrawal proceeds (the “fixed investment option period”).  Effective September 27, 2007, the Company provided a full and unconditional guarantee (the “guarantee”) of SLNY’s obligation related to the fixed investment option period related to Contracts currently in-force or sold on or after that date.  The guarantee relieved SLNY of its obligation to file annual, quarterly, and current reports with the SEC on Form 10-K, Form 10-Q and Form 8-K.

In the following presentation of consolidating financial statements, the term "SLUS as Parent" is used to denote the Company as a standalone entity, isolated from its subsidiaries and the term “Other Subs” is used to denote the Company's other subsidiaries, with the exception of SLNY.  All consolidating financial statements are presented in thousands.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Operations
For the Year Ended December 31, 2011

	SLUS as Parent	SLNY	Other Subs	Eliminations & Reclassification	Consolidated Company

Revenues

Premiums and annuity considerations	$20,524	$116,896	$-	$-	$137,420
Net investment income (1)	608,647	115,412	3,569	-	727,628
Net derivative loss	(873,518)	(114,552)	-	-	(988,070)
Net realized investment gains (losses), excluding impairment losses on available-for- sale securities	35,284	5,328	(1,034)	-	39,578
Other-than-temporary impairment losses (2)	(71)	-	-	-	(71)
Fee and other income	565,075	42,276	13,889	(12,829)	608,411

Total revenues	355,941	165,360	16,424	(12,829)	524,896

Benefits and Expenses

Interest credited	370,024	53,074	1,110	-	424,208
Interest expense	47,170	-	-	-	47,170
Policyowner benefits	66,426	67,733	253	-	134,412
Amortization of DAC, VOBA and VOCRA	(214,767)	(32,634)	-	-	(247,401)
Other operating expenses	298,518	51,234	13,402	(12,829)	350,325

Total benefits and expenses	567,371	139,407	14,765	(12,829)	708,714

(Loss) income before income tax (benefit) expense	(211,430)	25,953	1,659	-	(183,818)

Income tax (benefit) expense	(89,089)	7,947	441	-	(80,701)
Equity in the net income of subsidiaries	19,224	-	-	(19,224)	-

Net (loss) income	$(103,117)	$18,006	$1,218	$(19,224)	$(103,117)

(1)
SLUS as Parent’s and SLNY’s net investment income includes an increase in market value of trading investments of $152.4 million and $34.2 million, respectively, for the year ended December 31, 2011.  Other Subs’ net investment income does not include trading investments.

(2)	SLUS as Parent’s and SLNY’s OTTI losses for the year ended December 31, 2011 represent impairments related to credit loss.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Operations
For the Year Ended December 31, 2010

	SLUS as Parent	SLNY	Other Subs	Eliminations & Reclassification	Consolidated Company

Revenues

Premiums and annuity considerations	$16,680	$119,495	$-	$-	$136,175
Net investment income (1)	1,269,106	118,138	2,966	-	1,390,210
Net derivative (loss) income	(161,975)	12,685	-	-	(149,290)
Net realized investment gains (losses), excluding impairment losses on available-for-sale securites	26,848	827	(724)	-	26,951
Other-than-temporary impairment losses (2)	(735)	(150)	-	-	(885)
Fee and other income	481,606	19,433	9,988	-	511,027

Total revenues	1,631,530	270,428	12,230	-	1,914,188

Benefits and Expenses

Interest credited	342,977	57,924	947	-	401,848
Interest expense	51,334	455	-	-	51,789
Policyowner benefits	161,979	77,590	225	-	239,794
Amortization of DAC, VOBA and VOCRA	606,896	90,206	-	-	697,102
Other operating expenses	268,798	39,938	9,434	-	318,170

Total benefits and expenses	1,431,984	266,113	10,606	-	1,708,703

Income before income tax expense	199,546	4,315	1,624	-	205,485

Income tax expense	69,993	643	575	-	71,211
Equity in the net income of subsidiaries	4,721	-	-	(4,721)	-
Net income	$134,274	$3,672	$1,049	$(4,721)	$134,274

(1)
SLUS as Parent’s and SLNY’s net investment income includes an increase in market value of trading investments of $640.2 million, and $34.0 million, respectively, for the year ended December 31, 2010.  Other Subs’ net investment income does not include trading investments.

(2)	SLUS as Parent’s and SLNY’s OTTI losses for the year ended December 31, 2010 represent impairments related to credit loss.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Operations
For the Year Ended December 31, 2009

	SLUS as Parent	SLNY	Other Subs	Eliminations & Reclassification	Consolidated Company

Revenues

Premiums and annuity considerations	$14,374	$119,872	$-	$-	$134,246
Net investment income (1)	2,345,022	233,216	4,069	-	2,582,307
Net derivative (loss) income	(62,600)	22,698	-	-	(39,902)
Net realized investment losses, excluding impairment losses on available-for-sale securites	(30,129)	(2,815)	(3,731)	-	(36,675)
Other-than-temporary impairment losses (2)	(4,450)	(181)	(203)	-	(4,834)
Fee and other income	375,570	5,103	5,163	-	385,836

Total revenues	2,637,787	377,893	5,298	-	3,020,978

Benefits and Expenses

Interest credited	336,754	47,855	1,159	-	385,768
Interest expense	39,035	745	-	-	39,780
Policyowner benefits	36,409	78,231	(4,201)	-	110,439
Amortization of DAC, VOBA and VOCRA	917,129	107,532	-	-	1,024,661
Other operating expenses	201,205	42,368	4,583	-	248,156
Total benefits and expenses	1,530,532	276,731	1,541	-	1,808,804

Income before income tax expense	1,107,255	101,162	3,757	-	1,212,174

Income tax expense	305,150	29,650	849	-	335,649
Equity in the net income of subsidiaries	179,391	-	-	(179,391)	-
Net income from continuing operations	981,496	71,512	2,908	(179,391)	876,525
Income from discontinued operations, net of tax	-	-	104,971	-	104,971

Net income	$981,496	$71,512	$107,879	$(179,391)	$981,496

(1)
SLUS as Parent’s, SLNY’s and Other Subs’ net investment income includes an increase in market value of trading investments of $1,913.3 million, $173.4 million and $0.0 million, respectively, for the year ended December 31, 2009.

(2)	SLUS as Parent’s, SLNY’s and Other Subs’ OTTI losses for the year ended December 31, 2009 represent impairments related to credit loss.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Balance Sheets at December 31, 2011

	SLUS as Parent	SLNY	Other Subs	Eliminations & Reclassifications	Consolidated Company
ASSETS

Investments
Available-for-sale fixed maturity securities, at fair value	$1,092,686	$239,776	$70,063	$-	$1,402,525
Trading fixed maturity securities, at fair value	8,633,690	1,646,846	-	-	10,280,536
Mortgage loans	1,269,140	153,987	34,229	-	1,457,356
Derivative instruments – receivable	422,404	-	-	-	422,404
Limited partnerships	34,088	-	-	-	34,088
Real estate	192,166	-	31,648	-	223,814
Policy loans	582,080	1,116	20,175	-	603,371
Other invested assets	32,735	4,340	-	-	37,075
Short-term investments	104,895	1,000	-	-	105,895
Cash and cash equivalents	793,146	63,168	15,750	-	872,064
Investment in subsidiaries	592,180	-	-	(592,180)	-
Total investments and cash	13,749,210	2,110,233	171,865	(592,180)	15,439,128

Accrued investment income	146,021	21,994	1,746	-	169,761
Deferred policy acquisition costs and sales inducement asset	2,038,342	168,544	-	-	2,206,886
Value of business and customer renewals acquired	102,670	3,417	-	-	106,087
Net deferred tax asset	437,558	7,391	3,427	-	448,376
Goodwill	-	7,299	-	-	7,299
Receivable for investments sold	4,589	503	-	-	5,092
Reinsurance receivable	2,061,777	175,928	101	-	2,237,806
Other assets	90,384	28,103	1,194	(356)	119,325
Separate account assets	26,082,352	1,365,026	36,412	-	27,483,790

Total assets	$44,712,903	$3,888,438	$214,745	$(592,536)	$48,223,550

LIABILITIES

Contractholder deposit funds and other policy liabilities	$11,981,712	$1,620,152	$24,661	$-	$13,626,525
Future contract and policy benefits	775,812	133,924	296	-	910,032
Payable for investments purchased	690	40	-	-	730
Accrued expenses and taxes	41,202	8,594	427	(356)	49,867
Debt payable to affiliates	683,000	-	-	-	683,000
Reinsurance payable	1,848,776	251,311	37	-	2,100,124
Derivative instruments – payable	287,074	-	-	-	287,074
Other liabilities	269,518	55,279	14,844	-	339,641
Separate account liabilities	26,082,352	1,365,026	36,412	-	27,483,790

Total liabilities	41,970,136	3,434,326	76,677	(356)	45,480,783

STOCKHOLDER’S EQUITY

Common stock	$6,437	$2,100	$2,542	$(4,642)	$6,437
Additional paid-in capital	3,629,228	389,963	113,397	(503,360)	3,629,228
Accumulated other comprehensive income	38,851	9,655	3,446	(13,101)	38,851
(Accumulated deficit) retained earnings	(931,749)	52,394	18,683	(71,077)	(931,749)

Total stockholder’s equity	2,742,767	454,112	138,068	(592,180)	2,742,767

Total liabilities and stockholder’s equity	$44,712,903	$3,888,438	$214,745	$(592,536)	$48,223,550

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Balance Sheets at December 31, 2010

	SLUS as Parent	SLNY	Other Subs	Eliminations & Reclassification	Consolidated Company
ASSETS

Investments
Available-for-sale fixed maturity securities, at fair value	$1,193,875	$246,944	$55,104	$-	$1,495,923
Trading fixed maturity securities, at fair value	9,911,284	1,555,834	-	-	11,467,118
Mortgage loans	1,531,545	176,518	29,465	-	1,737,528
Derivative instruments – receivable	198,064	-	-	-	198,064
Limited partnerships	41,622	-	-	-	41,622
Real estate	161,800	-	52,865	-	214,665
Policy loans	695,607	1,217	20,584	-	717,408
Other invested assets	19,588	7,868	-	-	27,456
Short-term investments	813,745	18,994	-	-	832,739
Cash and cash equivalents	647,579	72,978	15,766	-	736,323
Investment in subsidiaries	559,344	-	-	(559,344)	-
Total investments and cash	15,774,053	2,080,353	173,784	(559,344)	17,468,846

Accrued investment income	165,841	21,130	1,815	-	188,786
Deferred policy acquisition costs and sales inducement asset	1,571,768	110,791	-	-	1,682,559
Value of business and customer renewals acquired	130,546	4,439	-	-	134,985
Net deferred tax asset	378,078	12,057	4,162	-	394,297
Goodwill	-	7,299	-	-	7,299
Receivable for investments sold	5,166	162	-	-	5,328
Reinsurance receivable	2,184,487	162,522	77	-	2,347,086
Other assets	93,755	31,729	2,918	(2,873)	125,529
Separate account assets	25,573,382	1,265,464	41,575	-	26,880,421

Total assets	$45,877,076	$3,695,946	$224,331	$(562,217)	$49,235,136

LIABILITIES

Contractholder deposit funds and other policy liabilities	$12,991,306	$1,577,556	$24,366	$-	$14,593,228
Future contract and policy benefits	732,368	116,946	200	-	849,514
Payable for investments purchased	44,723	104	-	-	44,827
Accrued expenses and taxes	49,224	4,612	1,665	(2,873)	52,628
Debt payable to affiliates	783,000	-	-	-	783,000
Reinsurance payable	1,995,083	236,718	34	-	2,231,835
Derivative instruments – payable	362,023	-	-	-	362,023
Other liabilities	193,363	66,118	25,575	-	285,056
Separate account liabilities	25,573,382	1,265,464	41,575	-	26,880,421

Total liabilities	42,724,472	3,267,518	93,415	(2,873)	46,082,532

STOCKHOLDER’S EQUITY

Common stock	6,437	2,100	2,542	(4,642)	6,437
Additional paid-in capital	3,928,246	389,963	108,450	(498,413)	3,928,246
Accumulated other comprehensive income	46,553	1,977	1,707	(3,684)	46,553
(Accumulated deficit) retained earnings	(828,632)	34,388	18,217	(52,605)	(828,632)

Total stockholder’s equity	3,152,604	428,428	130,916	(559,344)	3,152,604

Total liabilities and stockholder’s equity	$45,877,076	$3,695,946	$224,331	$(562,217)	$49,235,136

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flows
For the Year Ended December 31, 2011

	SLUS as Parent	SLNY	Other Subs	Eliminations & Reclassification	Consolidated Company

Cash Flows From Operating Activities:
Net (loss) income	$(103,117)	$18,006	$1,218	$(19,224)	$(103,117)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Net amortization of premiums on investments	39,398	7,170	1,040	-	47,608
Amortization of DAC, VOBA and VOCRA	(214,767)	(32,634)	-	-	(247,401)
Depreciation and amortization	8,860	311	841	-	10,012
Net losses on derivatives	846,426	114,552	-	-	960,978
Net realized (gains) losses and OTTI credit losses on available-for-sale investments	(35,213)	(5,328)	1,034	-	(39,507)
Net increase in fair value of trading investments	(152,403)	(34,163)	-	-	(186,566)
Net realized losses (gains) on trading investments	100,143	(5,503)	-	-	94,640
Undistributed income on private equity limited partnerships	(2,883)	-	-	-	(2,883)
Interest credited to contractholder deposits	370,024	53,074	1,110	-	424,208
Deferred federal income taxes	(50,262)	532	(202)	-	(49,932)
Equity in net income of subsidiaries	(19,224)	-	-	19,224	-
Changes in assets and liabilities:
Additions to DAC, SIA, VOBA and VOCRA	(206,151)	(18,963)	-	-	(225,114)
Accrued investment income	19,820	(864)	69	-	19,025
Net change in reinsurance receivable/payable	63,424	6,108	(21)	-	69,511
Future contract and policy benefits	43,444	16,978	96	-	60,518
Other, net	(20,765)	338	(11,705)	-	(32,132)

Net cash provided by (used in) operating activities	686,754	119,614	(6,520)	-	799,848

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturity securities	575,842	107,561	25,548	-	708,951
Trading fixed maturity securities	2,803,484	332,972	-	-	3,136,456
Mortgage loans	222,227	23,303	8,069	-	253,599
Real estate	745	2,313	67	(2,313)	812
Other invested assets	112,679	2,971	-	-	115,650
Purchases of:
Available-for-sale fixed maturity securities	(443,343)	(82,300)	(35,499)	-	(561,142)
Trading fixed maturity securities	(1,558,387)	(390,072)	-	-	(1,948,459)
Mortgage loans	(10,363)	(3,750)	(932)	-	(15,045)
Real estate	(5,415)	-	(1,637)	2,313	(4,739)
Other invested assets	(70,295)	(975)	-	-	(71,270)
Net change in policy loans	6,369	101	409	-	6,879
Net change in short-term investments	708,850	17,994	-	-	726,844

Net cash provided by investing activities	$2,342,393	$10,118	$(3,975)	$-	$2,348,536

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flows (continued)
For the Year Ended December 31, 2011

	SLUS as Parent	SLNY	Other Subs	Eliminations & Reclassification	Consolidated Company

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$915,078	$114,792	$-	$-	$1,029,870
Withdrawals from contractholder deposit funds	(3,385,603)	(244,743)	(815)	-	(3,631,161)
Repayment of debt	(100,000)	-	-	-	(100,000)
Capital contribution to subsidiaries	(11,114)	-	-	11,114	-
Return of capital from subsidiaries	-	-	-	-	-
Capital contribution from SLUS as Parent	-	-	11,114	(11,114)	-
Return of capital to Parent	(300,000)	-	-	-	(300,000)
Return of capital to SLUS as Parent	-	-	-	-	-
Other, net	(1,941)	(9,591)	180	-	(11,352)

Net cash (used in) provided by financing activities	(2,883,580)	(139,542)	10,479	-	(3,012,643)

Net change in cash and cash equivalents	145,567	(9,810)	(16)	-	135,741

Cash and cash equivalents, beginning of period	647,579	72,978	15,766	-	736,323

Cash and cash equivalents, end of period	$793,146	$63,168	$15,750	$-	$872,064

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flows
For the Year Ended December 31, 2010

	SLUS as Parent	SLNY	Other Subs	Eliminations & Reclassification	Consolidated Company

Cash Flows From Operating Activities:
Net income	$134,274	$3,672	$1,049	$(4,721)	$134,274
Adjustments to reconcile net income to net cash provided by operating activities:
Net amortization of premiums on investments	24,690	4,787	1,085	-	30,562
Amortization of DAC, VOBA and VOCRA	606,896	90,206	-	-	697,102
Depreciation and amortization	4,418	312	953	-	5,683
Net loss (gain) on derivatives	54,168	(12,685)	-	-	41,483
Net realized (gains) losses and OTTI credit losses on available-for-sale investments	(26,113)	(677)	724	-	(26,066)
Net increase in fair value of trading investments	(640,222)	(34,001)	-	-	(674,223)
Net realized losses (gains) on trading investments	80,910	(13,633)	-	-	67,277
Undistributed loss on private equity limited partnerships	2,339	-	-	-	2,339
Interest credited to contractholder deposits	342,977	57,924	947	-	401,848
Deferred federal income taxes	158,398	(8,928)	(93)	-	149,377
Equity in net income of subsidiaries	(4,721)	-	-	4,721	-
Changes in assets and liabilities:
Additions to DAC, SIA, VOBA and VOCRA	(167,199)	(17,796)	-	-	(184,995)
Accrued investment income	45,884	(4,079)	-	-	41,805
Net change in reinsurance receivable/payable	124,563	5,328	16	-	129,907
Future contract and policy benefits	16,192	17,691	(7)	-	33,876
Other, net	(24,455)	42,324	(838)	-	17,031

Net cash provided by operating activities	732,999	130,445	3,836	-	867,280

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturity securities	402,623	79,623	15,841	-	498,087
Trading fixed maturity securities	3,395,725	775,025	-	-	4,170,750
Mortgage loans	263,612	13,107	3,050	(30,486)	249,283
Real estate	-	1,000	2,010	(3,010)	-
Other invested assets	(317,388)	1,244	501	-	(315,643)
Purchases of:
Available-for-sale fixed maturity securities	(602,891)	(152,468)	(16,388)	-	(771,747)
Trading fixed maturity securities	(3,060,145)	(886,403)	-	-	(3,946,548)
Mortgage loans	(66,252)	(34,190)	(31,712)	30,486	(101,668)
Real estate	(6,818)	-	(1,066)	3,010	(4,874)
Other invested assets	(63,798)	(1,200)	-	-	(64,998)
Net change in policy loans	5,367	(947)	762	-	5,182
Net change in short-term investments	394,575	39,997	-	-	434,572

Net cash provided by (used in) investing activities	$344,610	$(165,212)	$(27,002)	$-	$152,396

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flows (continued)
For the Year Ended December 31, 2010

	SLUS as Parent	SLNY	Other Subs	Eliminations & Reclassification	Consolidated Company

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$1,043,300	$173,714	$-	$-	$1,217,014
Withdrawals from contractholder deposit funds	(3,354,527)	(248,878)	(2,930)	-	(3,606,335)
Repayment of debt	(100,000)	-	-	-	(100,000)
Capital contribution to subsidiaries	(30,041)	-	-	30,041	-
Capital contribution from Parent	400,000	-	30,041	(30,041)	400,000
Other, net	(5,753)	7,587	(74)	-	1,760

Net cash (used in) provided by financing activities	(2,047,021)	(67,577)	27,037	-	(2,087,561)

Net change in cash and cash equivalents	(969,412)	(102,344)	3,871	-	(1,067,885)

Cash and cash equivalents, beginning of period	1,616,991	175,322	11,895	-	1,804,208

Cash and cash equivalents, end of period	$647,579	$72,978	$15,766	$-	$736,323

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flows
For the Year Ended December 31, 2009

	SLUS as Parent	SLNY	Other Subs	Eliminations & Reclassification	Consolidated Company

Cash Flows From Operating Activities:
Net income from operations	$981,496	$71,512	$107,879	$(179,391)	$981,496
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Net (accretion) amortization of premiums on investments	(203)	(605)	119	-	(689)
Amortization of DAC, VOBA and VOCRA	917,129	107,532	-	-	1,024,661
Depreciation and amortization	4,355	337	843	-	5,535
Net gain on derivatives	(73,343)	(22,698)	-	-	(96,041)
Net realized losses and OTTI credit losses on available-for-sale investments	34,579	2,996	3,934	-	41,509
Net increase in fair value of trading investments	(1,913,351)	(173,389)	-	-	(2,086,740)
Net realized losses on trading investments	357,470	9,867	-	-	367,337
Undistributed loss on private equity limited partnerships	9,207	-	-	-	9,207
Interest credited to contractholder deposits	336,754	47,855	1,159	-	385,768
Equity in net income of subsidiaries	(179,391)	-	-	179,391	-
Deferred federal income taxes	290,478	6,256	(1,126)	-	295,608
Changes in assets and liabilities:
Additions to DAC, SIA, VOBA and VOCRA	(301,255)	(45,645)	-	-	(346,900)
Accrued investment income	38,445	(1,825)	116	-	36,736
Net change in reinsurance receivable/payable	195,092	19,060	(4,515)	-	209,637
Future contract and policy benefits	(131,052)	5,280	(220)	-	(125,992)
Dividends received from subsidiaries	100,000	-	-	(100,000)	-
Other, net	(90,229)	(153,878)	738	-	(243,369)
Adjustment related to discontinued operations	-	-	(288,018)	-	(288,018)

Net cash provided by (used in) operating activities	576,181	(127,345)	(179,091)	(100,000)	169,745

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturity securities	86,619	21,303	5,556	-	113,478
Trading fixed maturity securities	1,673,886	333,236	98,233	(8,301)	2,097,054
Mortgage loans	149,414	12,456	15	(18,392)	143,493
Real estate	-	-	-	-	-
Other invested assets	(209,135)	1,587	-	-	(207,548)
Purchases of:
Available-for-sale fixed maturity securities	(342,313)	(4,515)	(311)	-	(347,139)
Trading fixed maturity securities	(226,389)	(587,134)	(62,088)	8,301	(867,310)
Mortgage loans	(12,602)	(4,875)	(18,433)	18,392	(17,518)
Real estate	(3,819)	-	(883)	-	(4,702)
Other invested assets	(106,277)	-	-	-	(106,277)
Net change in other investments	(178,590)	(4,922)	-	-	(183,512)
Net change in policy loans	3,574	(114)	3,357	-	6,817
Net change in short-term investments	(739,502)	56,978	(40,297)	-	(722,821)

Net cash provided by (used in) investing activities	$94,866	$(176,000)	$(14,851)	$-	$(95,985)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flows (continued)
For the Year Ended December 31, 2009

	SLUS as Parent	SLNY	Other Subs	Eliminations & Reclassification	Consolidated Company

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$2,298,455	$473,137	$24,347	$-	$2,795,939
Withdrawals from contractholder deposit funds	(2,752,493)	(252,351)	(6,655)	-	(3,011,499)
Capital contribution to subsidiaries	(58,910)	-	-	58,910	-
Debt proceeds	-	-	200,000	-	200,000
Capital contribution from parent	748,652	-	58,910	(58,910)	748,652
Dividends paid to SLUS as Parent	-	-	(100,000)	100,000	-
Other, net	(23,278)	(4,108)	74	-	(27,312)

Net cash provided by financing activities	212,426	216,678	176,676	100,000	705,780

Net change in cash and cash equivalents	883,473	(86,667)	(17,266)	-	779,540

Cash and cash equivalents, beginning of period	733,518	261,989	29,161	-	1,024,668

Cash and cash equivalents, end of period	$1,616,991	$175,322	$11,895	$-	$1,804,208

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

16. SEGMENT INFORMATION

As described below, the Company conducts business primarily in three operating segments and maintains a Corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.  Each segment is defined consistently with the way results are evaluated by the chief operating decision-maker.

Net investment income is allocated based on segmented assets, including allocated capital, by line of business.  Allocations of operating expenses among segments are made using both standard rates and actual expenses incurred.  Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

Wealth Management

The Wealth Management segment includes funding agreements, individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.  In addition, the Company consolidates certain VIEs as a component of the Wealth Management segment.  Refer to Note 4 for further discussion of the VIE that is consolidated in the Company’s consolidated financial statements.  Effective January 1, 2010, the Company discontinued the sales of certain of its fixed and fixed index annuity products.  Effective December 30, 2011, the Company discontinued new sales of its variable annuity products.  Refer to Note 1 for further details.

Individual Protection

The Individual Protection segment includes a variety of life insurance products sold to individuals and corporate owners of life insurance.  The products include whole life, UL and variable life products.  The Company discontinued the sales of its individual life products and its corporate-owned life insurance effective December 30, 2011 and January 31, 2012, respectively.  Refer to Note 1 for further details.

Group Protection

The Group Protection segment includes group life, group long-term disability, group short-term disability, group dental and group stop loss insurance products to small and mid-size employers in the State of New York through the Company’s subsidiary, SLNY.

Corporate

The Corporate segment includes the unallocated capital of the Company, its debt financing and items not otherwise attributable to the other segments.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

16. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the Company’s four segments:

Year ended December 31, 2011

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$312,953	$78,961	$124,677	$8,305	$524,896
Total benefits and expenses	491,572	89,404	106,912	20,826	708,714
(Loss) income before income
tax (benefit) expense	(178,619)	(10,443)	17,765	(12,521)	(183,818)
Net (loss) income	$(98,818)	$(6,558)	$11,579	$(9,320)	$(103,117)

Separate account assets	$20,221,425	$7,262,365	$-	$-	$27,483,790
General account assets	17,688,786	2,278,730	182,603	589,641	20,739,760
Total assets	$37,910,211	$9,541,095	$182,603	$589,641	$48,223,550

Year ended December 31, 2010

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$1,760,979	$66,425	$127,104	$(40,320)	$1,914,188
Total benefits and expenses	1,514,754	68,585	106,346	19,018	1,708,703
Income (loss) before income
tax expense (benefit)	246,225	(2,160)	20,758	(59,338)	205,485
Net income (loss)	$162,975	$(1,204)	$13,508	$(41,005)	$134,274

Separate account assets	$19,685,774	$7,194,647	$-	$-	$26,880,421
General account assets	19,453,702	2,067,064	181,482	652,467	22,354,715
Total assets	$39,139,476	$9,261,711	$181,482	$652,467	$49,235,136

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

16. SEGMENT INFORMATION (CONTINUED)

Year ended December 31, 2009

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$2,823,029	$71,718	$135,242	$(9,011)	$3,020,978
Total benefits and expenses	1,623,582	40,477	119,134	25,611	1,808,804
Income (loss) from continuing
operations before income tax
expense (benefit)	1,199,447	31,241	16,108	(34,622)	1,212,174

Net income from continuing
operations	798,360	10,155	10,470	57,540	876,525
Income from discontinued
operations, net of tax	-	104,971	-	-	104,971
Net income	$798,360	$115,126	$10,470	$57,540	$981,496

Separate account assets	$16,396,394	$6,929,928	$-	$-	$23,326,323
General account assets	21,323,702	1,997,532	172,648	755,730	24,249,612
Total assets	$37,720,096	$8,927,460	$172,648	$755,730	$47,575,935

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

17.  REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities.  As of December 31, 2009, the Company received permission from the Commissioner of Insurance of the State of Delaware to admit the equity value of its subsidiary, ILAC, without requiring audited financial statements because ILAC is not required to prepare audited financial statements under Rhode Island’s Annual Financial Reporting regulation.

Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently and deferred income taxes are calculated differently.  The Company’s statutory financials are not prepared on a consolidated basis.

At December 31, the Company and its insurance subsidiaries’ combined statutory capital and surplus and net loss were as follows:

	Unaudited for the Years Ended December 31,
	2011	2010	2009

Statutory capital and surplus	$1,315,270	$2,234,153	$2,037,661
Statutory net loss	$(507,715)	$(77,503)	$(23,879)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

18. DIVIDEND RESTRICTIONS

The Company’s and its insurance company subsidiaries’ ability to pay dividends is subject to certain statutory restrictions.  The states in which the Company and its insurance company subsidiaries are domiciled have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) ten percent of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  The Company is not permitted to pay dividends in 2012 without prior approval from the Delaware Commissioner of Insurance.

In 2011, after receiving prior approval from the Delaware Commissioner of Insurance, the Company paid a $300.0 million return of capital to the Parent.  In 2010 and 2009, the Company did not pay any cash dividends to the Parent.  However in 2009, with regulatory approval, the Company distributed Sun Life Vermont’s net assets and issued and outstanding common stock, totaling $94.9 million in the form of a dividend to the Parent, with regulatory approval.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Financial Services, where the aggregate amount of such dividends in any calendar year does not exceed the lesser of:  (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  SLNY is permitted to pay dividends up to a maximum of $1.9 million in 2012 without prior approval from the superintendent.  No dividends were paid by SLNY during 2011, 2010 or 2009.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve-month period would exceed the lesser of (i) ten percent of the insurance company’s surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company’s own securities.  ILAC is permitted to pay dividends up to a maximum of $2.1 million in 2012 without prior approval from the Rhode Island Superintendent of Insurance.  No dividends were paid by ILAC during 2011, 2010 or 2009.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

19. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31, were as follows:

	2011	2010	2009
Net unrealized gains on available-for-sale securities (1)	$70,367	$83,926	$67,970
Non-credit OTTI losses on available-for-sale fixed maturity securities	(10,595)	(12,304)	(13,748)
Deferred income tax expense	(20,921)	(25,069)	(18,978)

Accumulated other comprehensive income	$38,851	$46,553	$35,244

(1)  Net of unrealized losses that were temporarily impaired.

20. COMMITMENTS AND CONTINGENCIES

Guaranty Funds

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  In addition, part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.  During the twelve month-period ended December 31, 2011, the Company recorded a $9.3 million accrual for guaranteed fund assessments.

Income Taxes

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends-received-deduction (the “DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued on August 16, 2007, that purported to change accepted industry and IRS interpretations of the statutes governing computational questions impacting the DRD.  On May 30, 2010, the IRS issued an Industry Director Directive which makes clear that IRS interpretations prior to Revenue Ruling 2007-54 should be followed until new regulations are issued.  New DRD regulations that the IRS proposes for issuance on this matter will be subject to public comment, at which time the insurance industry and other interested parties will have the opportunity to raise comments and questions about the content, scope and application of new regulations.  The timing, substance and effective date of the new regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company ultimately receives.  For the years ended December 31, 2011 and 2010, the Company recorded benefits of $14.8 million and $11.5 million, respectively, related to the separate account DRD.  The amounts recorded for the year ended December 31, 2010 included an adjustment of $3.2 million to reflect a reduced run rate of separate account DRD benefits following the filing of the 2009 tax return.

Litigation

The Company and its subsidiaries are parties to threatened or pending legal proceedings, including ordinary routine litigation incidental to their business, both as a defendant and as a plaintiff.  While it is not possible to predict the resolution of these proceedings, management believes, based upon currently available information, that the ultimate resolution of these matters will not be materially adverse to the Company's financial position, results of operations or cash flows.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2011, 2010 and 2009

20. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws.  The Company believes any potential liability under these agreements is neither probable nor estimatable. Therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company leases certain facilities under operating leases with terms of up to five years.  As of December 31, 2011, minimum future lease payments under such leases were as follow:

2012	$506
2013	516
2014	516
2015	516
2016	551
Thereafter	2,327
Total	$4,932

The Company was party to a guarantee agreement under which the Company guaranteed the lease payment obligations of SLFD.  The lease agreement was terminated and the Company was not required to pay or accrue any of the lease termination costs.

Total rental expense for the years ended December 31, 2011, 2010 and 2009 was $7.0 million, $7.2 million and $6.9 million, respectively.

21. SUBSEQUENT EVENTS

During the first quarter of 2012, the Company and its wholly-owned subsidiary, SLNY, received all necessary insurance regulatory approvals to amend the fixed investment option period in their combination fixed and variable annuity contracts and other contracts to remove any negative market value adjustment (“MVA”) that can decrease the amount of the withdrawal proceeds.  (Refer to Note 15 for additional information concerning the MVA and the fixed investment option period).  The Company and SLNY filed amendments to the necessary registration statements to include the contract amendments and to remove from registration any fixed investment options that remained unsold.  The SEC declared the associated amended registration statements effective on March 22, 2012.  As a result of the foregoing, the fixed investment option period in the contracts is no longer considered a “security” under the Securities Act of 1933, and the Company subsequently filed Forms 15 on March 23, 2012 to provide notice of suspension of its duty to file reports under Section 15(d) of the Securities Exchange Act of 1934.  No other changes were made to the contracts, and all other terms and conditions of the contracts remain unchanged.  The MVA amendment described above did not have a material impact on the Company’s financial position.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participants of Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex Four, Regatta Flex II, Regatta Choice II, Sun Life Financial Master Extra, Sun Life Financial Masters Extra II, Sun Life Financial Masters Choice, Sun Life Financial Masters Choice II, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters Flex II, Sun Life Financial Masters IV, Sun Life Financial Masters VII, Sun Life Financial Masters B Share, and Sun Life Financial Masters I Share Contracts of Sun Life of Canada (U.S.) Variable Account F and the Board of Directors of Sun Life Assurance Company of Canada (U.S.) (the “Sponsor”):

We have audited the accompanying statements of assets and liabilities of AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account, AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B Sub-Account, AllianceBernstein VPS International Growth Portfolio (Class B) Sub- Account, AllianceBernstein VPS International Value Portfolio (Class B) Sub- Account, AllianceBernstein VPS Small/Mid Cap Value Fund (Class B) Sub- Account, BlackRock Global Allocation V.I. Fund (Class III) Sub-Account, Columbia Variable Portfolio - Marsico 21st Century Fund Class 1 Sub- Account, Columbia Variable Portfolio - Marsico 21st Century Fund Class 2 Sub- Account, Columbia Variable Portfolio - Marsico Growth Fund Class 1 Sub- Account, Columbia Variable Portfolio - Marsico Growth Fund Class 2 Sub- Account, Columbia Variable Portfolio - Marsico International Opportunities Fund Class 2 Sub-Account, Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub- Account, Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account, Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account, Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account, First Eagle Overseas Variable Fund Sub-Account, Franklin Templeton VIP Founding Funds Allocation Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Income Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Income Securities Fund Class 4 Sub- Account, Franklin Templeton VIP Franklin Mutual Shares Securities Fund Class 4 Sub-Account, Franklin Templeton VIP Franklin Small Cap Value Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Small Cap Value Securities Fund Class 4 Sub-Account, Franklin Templeton VIP Franklin Strategic Income Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Strategic Income Securities Fund Class 4 Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Developing Markets Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Global Bond Securities Class 4 Sub-Account, Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account, Huntington VA Balanced Fund Sub-Account, Huntington VA Dividend Capture Sub-Account, Huntington VA Growth Sub-Account, Huntington VA Income Equity Sub-Account, Huntington VA International Equity Sub-Account, Huntington VA Macro 100 Sub-Account, Huntington VA Mid Corp America Sub-Account, Huntington VA Mortgage Securities Sub-Account, Huntington VA New Economy Sub-Account, Huntington VA Real Strategies Fund Sub-Account, Huntington VA Rotating Markets Sub-Account, Huntington VA Situs Fund Sub-Account, Invesco V.I. International Growth Fund II Sub-Account, Invesco Van Kampen V.I. Mid Cap Value Fund  II Sub-Account, Invesco Van Kampen V.I. Comstock Fund Series II Sub-Account, Invesco Van Kampen V.I. Equity and Income Fund II Sub-Account, JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account, JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account, Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account, Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account, Lord Abbett Series Fund - Fundamental Equity Portfolio VC Sub- Account, MFS VIT II Blended Research Core Equity Portfolio I Class Sub- Account, MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account, MFS VIT II Bond Portfolio I Class Sub-Account, MFS VIT II Bond Portfolio S Class Sub-Account, MFS VIT II Core Equity Portfolio I Class Sub-Account, MFS VIT II Core Equity Portfolio S Class Sub-Account, MFS VIT II Emerging Growth Portfolio S Class Sub-Account, MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account, MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account, MFS VIT II Global Governments Portfolio I Class Sub-Account, MFS VIT II Global Governments Portfolio S Class Sub-Account, MFS VIT II Global Growth Portfolio I Class Sub-Account, MFS VIT II Global Growth Portfolio S Class Sub-Account, MFS VIT II Global Research Portfolio I Class Sub-Account, MFS VIT II Global Research Portfolio S Class Sub-Account, MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account, MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account, MFS VIT II Government Securities Portfolio I Class Sub-Account, MFS VIT II Government Securities Portfolio S Class Sub-Account, MFS VIT II Growth Portfolio Sub-Account, MFS VIT II High Yield Portfolio I Class Sub-Account, MFS VIT II High Yield Portfolio S Class Sub-Account, MFS VIT II International Growth Portfolio I Class Sub-Account, MFS VIT II International Growth Portfolio S Class Sub-Account, MFS VIT II International Value Portfolio I Class Sub-Account, MFS VIT II International Value Portfolio S Class Sub-Account, MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account, MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account, MFS VIT II Mid Cap Growth Portfolio I Class Sub-Account, MFS VIT II Mid Cap Growth Portfolio S Class Sub-Account, MFS VIT II Money Market Portfolio I Class Sub-Account, MFS VIT II Money Market Portfolio S Class Sub-Account, MFS VIT II New Discovery Portfolio I Class Sub-Account, MFS VIT II New Discovery Portfolio S Class Sub-Account, MFS VIT II Research International Portfolio I Class Sub-Account, MFS VIT II Research International Portfolio S Class Sub-Account, MFS VIT II Strategic Income Portfolio I Class Sub-Account, MFS VIT II Strategic Income Portfolio S Class Sub-Account, MFS VIT II Technology Portfolio I Class Sub-Account, MFS VIT II Technology Portfolio S Class Sub-Account, MFS VIT II Total Return Portfolio I Class Sub-Account, MFS VIT II Total Return Portfolio S Class Sub-Account, MFS VIT II Utilities Portfolio I Class Sub-Account, MFS VIT II Utilities Portfolio S Class Sub-Account, MFS VIT II Value Portfolio I Class Sub-Account, MFS VIT II Value Portfolio S Class Sub-Account, MFS VIT Research Bond Series (Service Class) Sub-Account, Morgan Stanley UIF Growth Portfolio Class II Sub-Account, Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account, Oppenheimer Balanced Fund/VA (Service Shares) Sub-Account, Oppenheimer Capital Appreciation Fund/VA (Service Shares) Sub- Account, Oppenheimer Global Securities Fund/VA (Service Shares) Sub- Account, Oppenheimer Main Street Fund/VA (Service Shares) Sub-Account, Oppenheimer Main Street Small- & Mid-Cap Fund/VA (Service Shares) Sub-Account, PIMCO Equity Series Pathfinder Portfolio Advisor Class Sub-Account, PIMCO VIT All Asset Portfolio Admin Class Sub-Account, PIMCO VIT All Asset Portfolio Advisor Class Sub-Account, PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account, PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub- Account, PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub- Account, PIMCO VIT Global Multi-Asset Portfolio Advisor Class Sub-Account, PIMCO VIT Real Return Portfolio Admin Class Sub-Account, PIMCO VIT Total Return Portfolio Admin Class Sub-Account, Putnam VT Absolute Return 500 Fund Class IB Sub-Account, Putnam VT Equity Income Fund Class IB Sub-Account, SC AllianceBernstein International Value (Service Class) Sub-Account, SC BlackRock Inflation Protected Bond (Service Class) Sub-Account, SC BlackRock International Index Fund (Service Class) Sub-Account, SC BlackRock Large Cap Index Fund (Service Class) Sub-Account, SC BlackRock Small Cap Index Fund (Service Class) Sub-Account, SC Columbia Small Cap Value Service Sub-Account, SC Davis Venture Value Fund (Service Class) Sub-Account, SC Goldman Sachs Mid Cap Value Fund (Initial Class) Sub-Account, SC Goldman Sachs Mid Cap Value Fund (Service Class) Sub-Account, SC Goldman Sachs Short Duration Fund (Initial Class) Sub-Account, SC Goldman Sachs Short Duration Fund (Service Class) Sub-Account, SC Ibbotson Balanced Fund (Service Class) Sub-Account, SC Ibbotson Conservative Fund (Service Class) Sub-Account, SC Ibbotson Growth Fund (Service Class) Sub-Account, SC Invesco Small Cap Growth Service Sub-Account, SC Lord Abbett Growth & Income Fund (Initial Class) Sub-Account, SC Lord Abbett Growth & Income Fund (Service Class) Sub-Account, SC PIMCO High Yield Fund (Service Class) Sub-Account, SC PIMCO Total Return (Service Class) Sub-Account, SC WMC Blue Chip Mid Cap Fund (Service Class) Sub-Account, SC WMC Large Cap Growth Fund (Service Class) Sub-Account, Sun Capital Global Real Estate Fund (Initial Class) Sub-Account, Sun Capital Global Real Estate Fund (Service Class) Sub-Account, Sun Capital Investment Grade Bond Fund (Service Class) Sub-Account, Sun Capital Money Market Fund (Service Class) Sub-Account, Wanger Select Fund Sub-Account, Wanger USA Sub-Account, and Wells Fargo Advantage VT Total Return Bond Fund Class 2 Sub-Account of Sun Life of Canada (U.S.) Variable Account F (collectively the "Sub-Accounts"), as of December 31, 2011, and the related statements of operations and the statements of changes in net assets for each of the periods presented.  These financial statements are the responsibility of the Sponsor’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the mutual fund companies.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2011, and the results of their operations and the changes in their net assets for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 23, 2012

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2011
Assets:	Shares	Cost	Value
Investments at fair value:
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AVB)	5,320,232	$ 54,091,263	$ 57,458,501
AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AAA)	3,959,796	38,567,749	38,568,416
AllianceBernstein VPS International Growth Portfolio (Class B) Sub-Account (AN4)	595,626	9,566,749	8,892,693
AllianceBernstein VPS International Value Portfolio (Class B) Sub-Account (IVB)	5,667,383	62,578,616	64,608,169
AllianceBernstein VPS Small/Mid Cap Value Fund (Class B) Sub-Account (AAU)	4,170	61,972	64,141
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (9XX)	57,012,587	762,623,016	757,127,151
Columbia Variable Portfolio - Marsico 21st Century Fund Class 1 Sub-Account (NMT)	3,593	42,238	38,189
Columbia Variable Portfolio - Marsico 21st Century Fund Class 2 Sub-Account (MCC)	10,510,338	100,961,092	110,568,757
Columbia Variable Portfolio - Marsico Growth Fund Class 1 Sub-Account (NNG)	1,215	21,793	24,200
Columbia Variable Portfolio - Marsico Growth Fund Class 2 Sub-Account (CMG)	1,464,386	24,332,443	29,170,579
Columbia Variable Portfolio - Marsico International Opportunities Fund Class 2 Sub-Account (NMI)	802,993	10,786,368	10,671,777
Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (CSC)	958	15,172	13,935
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FVB)	5,314,118	71,591,872	76,682,725
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (FL1)	9,762,847	177,348,027	221,030,866
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F10)	526,601	4,971,587	5,402,924
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (F15)	2,730,423	26,788,435	28,232,570
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F20)	3,646,468	36,243,061	37,084,576
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (FVM)	5,521,138	144,905,139	157,794,136
First Eagle Overseas Variable Fund Sub-Account (SGI)	17,601,435	433,219,584	461,685,633
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2) Sub-Account (S17)	6,406,567	38,440,725	48,625,842
Franklin Templeton VIP Franklin Income Securities Fund (Class 2) Sub-Account (ISC)	8,093,129	109,281,804	115,893,601
Franklin Templeton VIP Franklin Income Securities Fund Class 4 Sub-Account (AAZ)	92,045	1,314,287	1,338,333
Franklin Templeton VIP Franklin Mutual Shares Securities Fund Class 4 Sub-Account (BBC)	6,818	103,741	105,338
Franklin Templeton VIP Franklin Small Cap Value Securities Fund (Class2) Sub-Account (FVS)	2,509,479	34,546,973	38,972,207
Franklin Templeton VIP Franklin Small Cap Value Securities Fund Class 4 Sub-Account (BBA)	32,720	510,094	514,029
Franklin Templeton VIP Franklin Strategic Income Securities Fund (Class 2) Sub-Account (SIC)	2,801,009	34,134,199	34,368,378

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2011
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
Franklin Templeton VIP Franklin Strategic Income Securities Fund Class 4 Sub- Account (BBB)	15,202	$ 188,592	$ 189,112
Franklin Templeton VIP Mutual Shares Securities Fund (Class 2) Sub-Account (FMS)	15,844,464	216,174,737	243,687,852
Franklin Templeton VIP Templeton Developing Markets Securities Fund (Class 2) Sub-Account (TDM)	4,934,966	42,029,676	46,487,383
Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account (FTI)	16,504,655	220,761,145	207,298,469
Franklin Templeton VIP Templeton Global Bond Securities Class 4 Sub-Account (AAX)	16,844	309,960	310,599
Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account (FTG)	3,046,940	31,878,866	30,804,560
Huntington VA Balanced Fund Sub-Account (HBF)	1,205,567	15,441,872	16,106,376
Huntington VA Dividend Capture Sub-Account (HVD)	434,508	3,718,767	4,371,146
Huntington VA Growth Sub-Account (HVG)	106,874	744,526	807,966
Huntington VA Income Equity Sub-Account (HVI)	123,585	864,272	1,114,733
Huntington VA International Equity Sub-Account (HVE)	394,051	4,929,365	4,976,865
Huntington VA Macro 100 Sub-Account (HVM)	8,772	67,928	77,544
Huntington VA Mid Corp America Sub-Account (HVC)	74,239	975,648	1,267,264
Huntington VA Mortgage Securities Sub-Account (HVS)	710,382	8,251,668	8,425,130
Huntington VA New Economy Sub-Account (HVN)	36,373	376,077	401,560
Huntington VA Real Strategies Fund Sub-Account (HRS)	297,454	2,423,643	2,498,612
Huntington VA Rotating Markets Sub-Account (HVR)	116,025	1,213,341	1,371,418
Huntington VA Situs Fund Sub-Account (HSS)	337,773	4,180,566	5,015,924
Invesco V.I. International Growth Fund II Sub-Account (AI8)	479	12,752	12,500
Invesco Van Kampen V.I. Mid Cap Value Fund II Sub-Account (VKC)	509,944	6,330,027	6,491,582
Invesco Van Kampen V.I. Comstock Fund Series II Sub-Account (VLC)	2,022,590	20,413,936	22,814,813
Invesco Van Kampen V.I. Equity and Income Fund II Sub-Account (VKU)	3,789,550	50,031,970	51,651,570
JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account (AAY)	146,590	1,706,626	1,712,175
JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account (AAM)	3,527	52,971	53,540
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (LRE)	3,060,630	61,021,629	57,264,390
Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (LA9)	3,395,408	46,200,532	41,525,839
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (LAV)	2,827,303	43,271,017	45,971,939
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MIT)	9,080,839	251,243,952	289,315,519
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MFL)	4,246,670	121,335,858	134,407,094

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2011
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
MFS VIT II Bond Portfolio I Class Sub-Account (BDS)	7,660,025	$ 80,578,734	$ 89,392,489
MFS VIT II Bond Portfolio S Class Sub-Account (MF7)	13,283,579	146,637,417	153,558,169
MFS VIT II Core Equity Portfolio I Class Sub-Account (RGS)	6,771,676	105,314,882	94,464,876
MFS VIT II Core Equity Portfolio S Class Sub-Account (RG1)	2,569,546	32,081,886	35,562,513
MFS VIT II Emerging Growth Portfolio S Class Sub-Account (MFF)	453,438	7,972,440	9,830,538
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (EME)	2,659,693	42,570,264	36,810,149
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (EM1)	2,379,711	36,195,302	32,459,265
MFS VIT II Global Governments Portfolio I Class Sub-Account (GGS)	2,309,957	24,860,457	26,079,409
MFS VIT II Global Governments Portfolio S Class Sub-Account (GG1)	233,182	2,451,945	2,595,319
MFS VIT II Global Growth Portfolio I Class Sub-Account (GGR)	3,564,153	44,466,645	53,854,348
MFS VIT II Global Growth Portfolio S Class Sub-Account (GG2)	200,409	2,878,466	3,014,152
MFS VIT II Global Research Portfolio I Class Sub-Account (RES)	6,365,792	102,221,745	112,738,179
MFS VIT II Global Research Portfolio S Class Sub-Account (RE1)	699,598	10,621,789	12,312,934
MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (GTR)	5,214,095	79,188,999	74,144,437
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (GT2)	61,765,368	866,854,543	868,421,080
MFS VIT II Government Securities Portfolio I Class Sub-Account (GSS)	11,886,690	153,093,689	163,085,391
MFS VIT II Government Securities Portfolio S Class Sub-Account (MFK)	27,856,357	363,865,212	379,403,581
MFS VIT II Growth Portfolio Sub-Account (EGS)	5,672,806	92,914,936	125,312,279
MFS VIT II High Yield Portfolio I Class Sub-Account (HYS)	15,527,013	82,878,049	87,572,356
MFS VIT II High Yield Portfolio S Class Sub-Account (MFC)	13,060,266	64,259,035	73,006,888
MFS VIT II International Growth Portfolio I Class Sub-Account (IGS)	4,613,568	62,882,273	51,118,336
MFS VIT II International Growth Portfolio S Class Sub-Account (IG1)	2,195,489	26,481,897	24,150,384
MFS VIT II International Value Portfolio I Class Sub-Account (MII)	3,054,208	52,308,022	46,301,793
MFS VIT II International Value Portfolio S Class Sub-Account (MI1)	10,550,943	158,831,260	158,158,631
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MIS)	28,055,743	277,906,965	321,238,256
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (M1B)	4,259,146	41,752,023	48,426,495
MFS VIT II Mid Cap Growth Portfolio I Class Sub-Account (MCS)	3,465,038	18,590,168	19,577,466
MFS VIT II Mid Cap Growth Portfolio S Class Sub-Account (MC1)	1,943,728	8,615,241	10,729,378
MFS VIT II Money Market Portfolio I Class Sub-Account (MMS)	96,588,498	96,588,498	96,588,498
MFS VIT II Money Market Portfolio S Class Sub-Account (MM1)	123,631,881	123,631,881	123,631,881
MFS VIT II New Discovery Portfolio I Class Sub-Account (NWD)	3,600,873	49,930,331	54,733,267
MFS VIT II New Discovery Portfolio S Class Sub-Account (M1A)	4,097,665	47,377,245	60,317,624

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2011
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
MFS VIT II Research International Portfolio I Class Sub-Account (RIS)	2,722,268	$ 44,799,264	$ 32,503,881
MFS VIT II Research International Portfolio S Class Sub-Account (RI1)	7,647,358	100,339,855	90,238,822
MFS VIT II Strategic Income Portfolio I Class Sub-Account (SIS)	3,791,222	35,169,742	36,926,506
MFS VIT II Strategic Income Portfolio S Class Sub-Account (SI1)	1,036,421	9,609,754	10,022,193
MFS VIT II Technology Portfolio I Class Sub-Account (TEC)	2,108,149	12,250,355	14,588,392
MFS VIT II Technology Portfolio S Class Sub-Account (TE1)	216,390	1,237,712	1,456,301
MFS VIT II Total Return Portfolio I Class Sub-Account (TRS)	27,032,760	471,555,000	449,284,475
MFS VIT II Total Return Portfolio S Class Sub-Account (MFJ)	39,071,232	650,704,270	643,112,485
MFS VIT II Utilities Portfolio I Class Sub-Account (UTS)	6,902,630	143,128,829	154,204,748
MFS VIT II Utilities Portfolio S Class Sub-Account (MFE)	5,278,450	101,776,373	116,653,740
MFS VIT II Value Portfolio I Class Sub-Account (MVS)	8,353,675	127,954,860	105,590,450
MFS VIT II Value Portfolio S Class Sub-Account (MV1)	15,160,235	178,335,339	189,806,138
MFS VIT Research Bond Series (Service Class) Sub-Account (AAN)	178,612	2,280,220	2,295,169
Morgan Stanley UIF Growth Portfolio Class II Sub-Account (AAW)	1,191	24,217	23,549
Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account (VKM)	1,315,079	15,287,861	14,623,674
Oppenheimer Balanced Fund/VA (Service Shares) Sub-Account (OBV)	1,116,984	10,502,702	12,476,713
Oppenheimer Capital Appreciation Fund/VA (Service Shares) Sub-Account (OCA)	593,542	20,438,714	23,385,558
Oppenheimer Global Securities Fund/VA (Service Shares) Sub-Account (OGG)	1,050,367	26,744,442	28,580,499
Oppenheimer Main Street Fund/VA (Service Shares) Sub-Account (OMG)	18,367,914	348,170,650	377,093,266
Oppenheimer Main Street Small- & Mid-Cap Fund/VA (Service Shares) Sub-Account (OMS)	488,833	7,249,027	8,319,941
PIMCO Equity Series Pathfinder Portfolio Advisor Class Sub-Account (AAQ)	7,272	71,426	71,413
PIMCO VIT All Asset Portfolio Admin Class Sub-Account (PRA)	526,491	5,727,789	5,491,304
PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (AAP)	727,390	7,757,163	7,630,325
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (BBD)	78,268	592,073	569,007
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (PCR)	10,273,536	85,494,867	73,969,457
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PMB)	1,833,383	24,376,259	25,025,685
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub -Account (BBE)	30,613	417,863	417,873
PIMCO VIT Global Multi-Asset Portfolio Advisor Class Sub-Account (6TT)	85,904,239	1,068,731,064	1,044,595,551
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (PRR)	7,417,235	92,093,378	103,470,424
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (PTR)	33,231,147	357,555,000	366,207,244

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2011
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
Putnam VT Absolute Return 500 Fund Class IB Sub-Account (AAR)	232,720	$ 2,223,017	$ 2,236,443
Putnam VT Equity Income Fund Class IB Sub-Account (AAS)	19,146	256,235	257,899
SC AllianceBernstein International Value (Service Class) Sub-Account (3XX)	459,477	4,332,363	3,542,567
SC BlackRock Inflation Protected Bond (Service Class) Sub-Account (5XX)	23,186,257	251,265,337	262,236,569
SC BlackRock International Index Fund (Service Class) Sub-Account (SBI)	469,664	4,507,183	4,250,461
SC BlackRock Large Cap Index Fund (Service Class) Sub-Account (SSA)	3,092,464	26,662,825	26,193,175
SC BlackRock Small Cap Index Fund (Service Class) Sub-Account (VSC)	8,947,054	76,404,458	109,690,881
SC Columbia Small Cap Value Service Sub-Account (2XX)	1,322,376	12,808,426	10,975,717
SC Davis Venture Value Fund (Service Class) Sub-Account (SVV)	20,072,747	182,644,375	219,796,575
SC Goldman Sachs Mid Cap Value Fund (Initial Class) Sub-Account (SGC)	6,071,824	42,023,588	52,581,997
SC Goldman Sachs Mid Cap Value Fund (Service Class) Sub-Account (S13)	3,228,685	28,548,310	27,863,552
SC Goldman Sachs Short Duration Fund (Initial Class) Sub-Account (SDC)	50,701,758	517,537,725	516,143,901
SC Goldman Sachs Short Duration Fund (Service Class) Sub-Account (S15)	17,597,942	180,764,448	178,971,071
SC Ibbotson Balanced Fund (Service Class) Sub-Account (7XX)	148,651,726	1,697,908,386	1,721,386,983
SC Ibbotson Conservative Fund (Service Class) Sub-Account (6XX)	77,508,855	861,167,509	888,251,475
SC Ibbotson Growth Fund (Service Class) Sub-Account (8XX)	47,367,140	504,706,729	506,828,400
SC Invesco Small Cap Growth Service Sub-Account (1XX)	1,149,252	12,335,205	12,044,157
SC Lord Abbett Growth & Income Fund (Initial Class) Sub-Account (SLC)	44,415,917	271,529,271	286,926,824
SC Lord Abbett Growth & Income Fund (Service Class) Sub-Account (S12)	2,065,340	15,443,377	13,280,139
SC PIMCO High Yield Fund (Service Class) Sub-Account (S14)	3,093,016	29,445,172	28,641,325
SC PIMCO Total Return (Service Class) Sub-Account (4XX)	57,277,968	654,809,825	651,823,271
SC WMC Blue Chip Mid Cap Fund (Service Class) Sub-Account (S16)	2,440,088	26,625,573	33,258,401
SC WMC Large Cap Growth Fund (Service Class) Sub-Account (LGF)	606,721	5,342,389	5,569,702
Sun Capital Global Real Estate Fund (Initial Class) Sub-Account (SC3)	404,895	3,473,450	3,947,722
Sun Capital Global Real Estate Fund (Service Class) Sub-Account (SRE)	10,055,075	91,489,809	108,997,013
Sun Capital Investment Grade Bond Fund (Service Class) Sub-Account (IGB)	17,301,696	162,913,343	166,269,297
Sun Capital Money Market Fund (Service Class) Sub-Account(CMM)	150,089,582	150,089,582	150,089,582

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2011
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
Wanger Select Fund Sub-Account (WTF)	28,959	$ 473,339	$ 676,190
Wanger USA Sub-Account (USC)	1,907	60,359	56,842
Wells Fargo Advantage VT Total Return Bond Fund Class 2 Sub-Account (AAL)	1,383,755	14,492,855	14,584,779

Total investments		$ 16,422,662,688	$ 16,925,969,194

Total assets		$ 16,422,662,688	$ 16,925,969,194

Liabilities:
Payable to Sponsor			$ 6,773,685

Total liabilities			6,773,685

Net Assets			$ 16,919,195,509

The accompanying notes are an integral part of these financial statements.

 SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2011
		Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for	Total
	Units	Value	Variable Annuities	Value
Net Assets:

AVB	5,947,187	$ 57,458,501	$ -	$ 57,458,501
AAA	4,101,476	38,568,416	-	38,568,416
AN4	1,252,450	8,892,693	-	8,892,693
IVB	11,207,531	64,608,169	-	64,608,169
AAU	6,115	64,141	-	64,141
9XX	61,777,993	757,127,151	-	757,127,151
NMT	3,533	38,189	-	38,189
MCC	13,269,893	110,553,433	13,269	110,566,702
NNG	2,170	24,200	-	24,200
CMG	2,948,066	29,170,579	-	29,170,579
NMI	1,007,217	10,671,777	-	10,671,777
CSC	1,172	13,935	-	13,935
FVB	7,396,640	76,682,725	-	76,682,725
FL1	22,654,962	221,030,866	-	221,030,866
F10	472,101	5,402,924	-	5,402,924
F15	2,439,910	28,232,570	-	28,232,570
F20	3,280,196	37,084,576	-	37,084,576
FVM	14,937,626	157,785,121	7,276	157,792,397
SGI	42,483,720	461,677,945	6,389	461,684,334
S17	5,135,868	48,625,842	-	48,625,842
ISC	11,052,281	115,849,081	44,225	115,893,306
AAZ	129,363	1,338,333	-	1,338,333
BBC	9,990	105,338	-	105,338
FVS	2,017,094	38,966,850	3,533	38,970,383
BBA	46,701	514,029	-	514,029
SIC	2,800,517	34,368,378	-	34,368,378
BBB	18,795	189,112	-	189,112
FMS	16,848,114	243,682,821	3,164	243,685,985
TDM	3,451,536	46,483,997	2,797	46,486,794
FTI	13,164,270	207,215,388	74,961	207,290,349
AAX	31,720	310,599	-	310,599
FTG	2,191,897	30,804,560	-	30,804,560
HBF	1,299,312	16,106,376	-	16,106,376
HVD	419,954	4,371,146	-	4,371,146
HVG	109,345	807,966	-	807,966
HVI	129,405	1,114,733	-	1,114,733
HVE	673,679	4,976,865	-	4,976,865
HVM	8,964	77,544	-	77,544
HVC	135,012	1,267,264	-	1,267,264
HVS	745,930	8,425,130	-	8,425,130
HVN	64,413	401,560	-	401,560
HRS	365,057	2,498,612	-	2,498,612

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2011
		Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for	Total
	Units	Value	Variable Annuities	Value
Net Assets (continued):

HVR	160,878	$ 1,371,418	$ -	$ 1,371,418
HSS	519,574	5,015,924	-	5,015,924
AI8	1,222	12,500	-	12,500
VKC	608,083	6,491,582	-	6,491,582
VLC	2,647,256	22,814,813	-	22,814,813
VKU	4,795,893	51,651,570	-	51,651,570
AAY	170,792	1,712,175	-	1,712,175
AAM	5,184	53,540	-	53,540
LRE	6,403,042	57,264,390	-	57,264,390
LA9	3,079,831	41,509,363	15,398	41,524,761
LAV	3,280,677	45,971,939	-	45,971,939
MIT	18,480,552	287,220,641	1,241,661	288,462,302
MFL	9,632,098	134,346,841	54,413	134,401,254
BDS	4,609,175	88,763,790	417,841	89,181,631
MF7	9,806,250	153,556,663	-	153,556,663
RGS	7,453,731	94,104,427	225,445	94,329,872
RG1	3,585,793	35,556,823	882	35,557,705
MFF	776,655	9,830,029	-	9,830,029
EME	1,418,256	36,395,186	275,424	36,670,610
EM1	2,229,533	32,459,265	-	32,459,265
GGS	1,256,337	25,923,094	84,917	26,008,011
GG1	155,653	2,593,778	-	2,593,778
GGR	2,773,868	53,412,794	282,789	53,695,583
GG2	205,718	3,009,507	3,063	3,012,570
RES	7,166,923	111,686,937	683,620	112,370,557
RE1	969,870	12,311,079	558	12,311,637
GTR	3,221,964	73,239,210	513,559	73,752,769
GT2	83,798,499	868,416,102	3,419	868,419,521
GSS	8,225,599	162,298,916	628,083	162,926,999
MFK	28,525,248	379,069,888	296,584	379,366,472
EGS	9,986,814	124,500,490	571,933	125,072,423
HYS	4,271,067	86,592,305	507,501	87,099,806
MFC	4,304,415	72,932,180	63,608	72,995,788
IGS	3,253,080	50,857,762	176,556	51,034,318
IG1	2,183,236	24,149,594	-	24,149,594
MII	2,220,602	45,871,676	306,080	46,177,756
MI1	16,726,064	158,147,542	9,374	158,156,916
MIS	31,914,695	318,857,634	2,153,664	321,011,298
M1B	4,131,256	48,419,174	5,802	48,424,976
MCS	3,961,768	19,512,810	55,077	19,567,887
MC1	1,221,431	10,727,058	971	10,728,029
MMS	7,697,443	94,758,910	1,264,552	96,023,462

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2011
		Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for	Total
	Units	Value	Variable Annuities	Value
Net Assets (continued):

MM1	12,602,049	$ 123,548,184	$ 74,611	$ 123,622,795
NWD	3,937,734	54,572,228	113,546	54,685,774
M1A	3,562,208	60,281,721	28,669	60,310,390
RIS	2,377,975	32,425,103	81,004	32,506,107
RI1	5,379,665	90,212,068	24,977	90,237,045
SIS	2,148,862	36,765,919	150,485	36,916,404
SI1	636,505	10,015,557	4,003	10,019,560
TEC	2,826,156	14,530,755	51,330	14,582,085
TE1	130,600	1,456,301	-	1,456,301
TRS	19,776,275	443,967,417	3,610,433	447,577,850
MFJ	45,326,523	642,778,584	284,246	643,062,830
UTS	5,272,233	152,925,586	813,768	153,739,354
MFE	3,652,256	116,647,777	1,374	116,649,151
MVS	6,332,031	104,937,045	561,358	105,498,403
MV1	12,369,770	189,797,106	3,502	189,800,608
AAN	228,381	2,295,169	-	2,295,169
AAW	2,558	23,549	-	23,549
VKM	1,270,344	14,623,674	-	14,623,674
OBV	1,674,843	12,476,713	-	12,476,713
OCA	1,706,163	23,379,128	4,920	23,384,048
OGG	2,105,725	28,580,499	-	28,580,499
OMG	27,952,286	376,987,976	94,823	377,082,799
OMS	448,379	8,319,941	-	8,319,941
AAQ	7,060	71,413	-	71,413
PRA	447,883	5,491,304	-	5,491,304
AAP	763,861	7,630,325	-	7,630,325
BBD	62,501	569,007	-	569,007
PCR	7,266,721	73,969,457	-	73,969,457
PMB	1,020,777	25,025,685	-	25,025,685
BBE	41,476	417,873	-	417,873
6TT	92,518,029	1,044,595,551	-	1,044,595,551
PRR	6,421,218	103,470,424	-	103,470,424
PTR	24,120,523	366,100,415	94,001	366,194,416
AAR	222,829	2,236,443	-	2,236,443
AAS	24,071	257,899	-	257,899
3XX	358,397	3,542,567	-	3,542,567
5XX	21,180,067	262,236,569	-	262,236,569
SBI	492,505	4,250,461	-	4,250,461
SSA	2,632,636	26,193,175	-	26,193,175
VSC	12,024,401	109,676,957	12,085	109,689,042
2XX	837,562	10,975,717	-	10,975,717
SVV	25,668,113	219,780,477	14,269	219,794,746
The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2011
		Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for	Total
	Units	Value	Variable Annuities	Value
Net Assets (continued):

SGC	4,999,791	$ 52,562,307	$ 16,333	$ 52,578,640
S13	2,669,109	27,863,552	-	27,863,552
SDC	50,037,729	516,049,055	88,011	516,137,066
S15	17,502,438	178,971,071	-	178,971,071
7XX	132,031,901	1,721,386,983	-	1,721,386,983
6XX	71,730,436	888,251,353	-	888,251,353
8XX	37,705,543	506,828,400	-	506,828,400
1XX	860,442	12,037,223	7,066	12,044,289
SLC	32,153,502	286,810,014	101,629	286,911,643
S12	1,500,444	13,280,139	-	13,280,139
S14	2,326,972	28,641,325	-	28,641,325
4XX	53,824,196	651,823,271	-	651,823,271
S16	3,190,123	33,258,401	-	33,258,401
LGF	663,785	5,569,702	-	5,569,702
SC3	253,031	3,944,169	2,677	3,946,846
SRE	9,929,655	108,974,506	20,796	108,995,302
IGB	13,453,290	166,269,297	-	166,269,297
CMM	14,892,335	149,951,761	126,392	150,078,153
WTF	56,247	676,190	-	676,190
USC	4,964	56,842	-	56,842
AAL	1,392,144	14,584,779	-	14,584,779

Total net assets		$ 16,902,810,813	$ 16,384,696	$ 16,919,195,509

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

	AVB	AAA	AN4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,242,992	$ -	$ 249,737

Expenses:
Mortality and expense risk charges	(824,873)	(152,758)	(136,783)
Distribution and administrative expense charges	(98,985)	(18,331)	(16,414)
Net investment income (loss)	319,134	(171,089)	96,540

Net realized and change in unrealized losses:
Net realized gains (losses) on sale of investments	1,869,277	(6,157)	276,732
Realized gain distributions	-	-	-
Net realized gains (losses)	1,869,277	(6,157)	276,732

Net change in unrealized appreciation/ depreciation	(4,999,607)	667	(2,055,549)

Net realized and change in unrealized losses	(3,130,330)	(5,490)	(1,778,817)

Decrease in net assets from operations	$ (2,811,196)	$ (176,579)	$ (1,682,277)

	IVB	AAU	9XX
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 2,923,382	$ -	$ 17,942,667

Expenses:
Mortality and expense risk charges	(1,113,242)	(48)	(10,411,129)
Distribution and administrative expense charges	(133,589)	(6)	(1,249,336)
Net investment income (loss)	1,676,551	(54)	6,282,202

Net realized and change in unrealized (losses) gains:
Net realized gains on sale of investments	129,126	33	11,729,321
Realized gain distributions	-	-	19,063,805
Net realized gains	129,126	33	30,793,126

Net change in unrealized appreciation/ depreciation	(17,353,908)	2,169	(77,867,381)

Net realized and change in unrealized (losses) gains	(17,224,782)	2,202	(47,074,255)

(Decrease) increase in net assets from operations	$ (15,548,231)	$ 2,148	$ (40,792,053)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	NMT	MCC	NNG
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 83

Expenses:
Mortality and expense risk charges	(590)	(1,920,158)	(1,582)
Distribution and administrative expense charges	(71)	(230,419)	(190)
Net investment loss	(661)	(2,150,577)	(1,689)

Net realized and change in unrealized losses:
Net realized (losses) gains on sale of investments	(409)	(2,781,978)	11,905
Realized gain distributions	-	-	-
Net realized (losses) gains	(409)	(2,781,978)	11,905

Net change in unrealized appreciation/ depreciation	(4,433)	(12,374,508)	(16,572)

Net realized and change in unrealized losses	(4,842)	(15,156,486)	(4,667)

Decrease in net assets from operations	$ (5,503)	$ (17,307,063)	$ (6,356)

	CMG	NMI	CSC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 27,732	$ 103,564	$ 131

Expenses:
Mortality and expense risk charges	(442,169)	(191,926)	(220)
Distribution and administrative expense charges	(53,060)	(23,031)	(26)
Net investment loss	(467,497)	(111,393)	(115)

Net realized and change in unrealized losses:
Net realized gains (losses) on sale of investments	799,290	523,432	(243)
Realized gain distributions	-	-	1,599
Net realized gains	799,290	523,432	1,356

Net change in unrealized appreciation/ depreciation	(1,705,400)	(2,826,003)	(2,461)

Net realized and change in unrealized losses	(906,110)	(2,302,571)	(1,105)

Decrease in net assets from operations	$ (1,373,607)	$ (2,413,964)	$ (1,220)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	FVB	FL1	F10
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,148,643	$ 1,836,303	$ 102,827

Expenses:
Mortality and expense risk charges	(1,023,128)	(3,395,176)	(93,685)
Distribution and administrative expense charges	(122,775)	(407,421)	(11,242)
Net investment income (loss)	2,740	(1,966,294)	(2,100)

Net realized and change in unrealized losses:
Net realized gains on sale of investments	2,270,791	11,701,252	254,946
Realized gain distributions	213,579	-	28,761
Net realized gains	2,484,370	11,701,252	283,707

Net change in unrealized appreciation/ depreciation	(6,962,155)	(19,823,020)	(387,734)

Net realized and change in unrealized losses	(4,477,785)	(8,121,768)	(104,027)

Decrease in net assets from operations	$ (4,475,045)	$ (10,088,062)	$ (106,127)

	F15	F20	FVM
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 533,067	$ 744,563	$ 37,995

Expenses:
Mortality and expense risk charges	(455,411)	(604,407)	(2,599,043)
Distribution and administrative expense charges	(54,649)	(72,529)	(311,885)
Net investment income (loss)	23,007	67,627	(2,872,933)

Net realized and change in unrealized losses:
Net realized losses on sale of investments	(549,960)	(860,922)	(2,764,751)
Realized gain distributions	146,593	142,500	298,540
Net realized losses	(403,367)	(718,422)	(2,466,211)

Net change in unrealized appreciation/ depreciation	(193,367)	(492,015)	(16,962,976)

Net realized and change in unrealized losses	(596,734)	(1,210,437)	(19,429,187)

Decrease in net assets from operations	$ (573,727)	$ (1,142,810)	$ (22,302,120)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	SGI	S17	ISC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 5,872,831	$ 8,195	$ 6,563,565

Expenses:
Mortality and expense risk charges	(7,047,525)	(790,415)	(1,712,751)
Distribution and administrative expense charges	(845,703)	(94,850)	(205,530)
Net investment (loss) income	(2,020,397)	(877,070)	4,645,284

Net realized and change in unrealized losses:
Net realized gains (losses) on sale of investments	1,338,443	258,562	(2,738,894)
Realized gain distributions	8,148,343	-	-
Net realized gains (losses)	9,486,786	258,562	(2,738,894)

Net change in unrealized appreciation/ depreciation	(45,605,215)	(959,210)	(1,545,606)

Net realized and change in unrealized losses	(36,118,429)	(700,648)	(4,284,500)

(Decrease) increase in net assets from operations	$ (38,138,826)	$ (1,577,718)	$ 360,784

	AAZ	BBC	FVS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 292,831

Expenses:
Mortality and expense risk charges	(1,251)	(79)	(645,460)
Distribution and administrative expense charges	(150)	(10)	(77,455)
Net investment loss	(1,401)	(89)	(430,084)

Net realized and change in unrealized gains (losses):
Net realized (losses) gains on sale of investments	(41)	1	3,422,962
Realized gain distributions	-	-	-
Net realized (losses) gains	(41)	1	3,422,962

Net change in unrealized appreciation/ depreciation	24,046	1,597	(5,359,748)

Net realized and change in unrealized gains (losses)	24,005	1,598	(1,936,786)

Increase (decrease) in net assets from operations	$ 22,604	$ 1,509	$ (2,366,870)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	BBA	SIC	BBB
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ 1,988,960	$ -

Expenses:
Mortality and expense risk charges	(519)	(499,870)	(209)
Distribution and administrative expense charges	(62)	(59,984)	(25)
Net investment (loss) income	(581)	1,429,106	(234)

Net realized and change in unrealized gains (losses):
Net realized (losses) gains on sale of investments	(9)	1,046,155	(4)
Realized gain distributions	-	-	-
Net realized (losses) gains	(9)	1,046,155	(4)

Net change in unrealized appreciation/ depreciation	3,935	(2,245,020)	520

Net realized and change in unrealized gains (losses)	3,926	(1,198,865)	516

Increase in net assets from operations	$ 3,345	$ 230,241	$ 282

	FMS	TDM	FTI
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 5,997,744	$ 517,476	$ 4,091,409

Expenses:
Mortality and expense risk charges	(3,878,500)	(820,105)	(3,811,088)
Distribution and administrative expense charges	(465,420)	(98,413)	(457,331)
Net investment income (loss)	1,653,824	(401,042)	(177,010)

Net realized and change in unrealized losses:
Net realized losses on sale of investments	(10,633,380)	(1,989,043)	(20,735,923)
Realized gain distributions	-	-	-
Net realized losses	(10,633,380)	(1,989,043)	(20,735,923)

Net change in unrealized appreciation/ depreciation	2,656,053	(7,349,434)	(5,535,384)

Net realized and change in unrealized losses	(7,977,327)	(9,338,477)	(26,271,307)

Decrease in net assets from operations	$ (6,323,503)	$ (9,739,519)	$ (26,448,317)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	AAX	FTG	HBF
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ 460,170	$ 145,866

Expenses:
Mortality and expense risk charges	(365)	(515,427)	(183,545)
Distribution and administrative expense charges	(44)	(61,851)	(22,025)
Net investment loss	(409)	(117,108)	(59,704)

Net realized and change in unrealized gains (losses):
Net realized (losses) gains on sale of investments	(2)	(3,107,548)	110,322
Realized gain distributions	-	-	669
Net realized (losses) gains	(2)	(3,107,548)	110,991

Net change in unrealized appreciation/ depreciation	639	489,250	(108,058)

Net realized and change in unrealized gains (losses)	637	(2,618,298)	2,933

Increase (decrease) in net assets from operations	$ 228	$ (2,735,406)	$ (56,771)

	HVD	HVG	HVI
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 159,351	$ 1,263	$ 31,595

Expenses:
Mortality and expense risk charges	(57,825)	(11,147)	(15,538)
Distribution and administrative expense charges	(6,939)	(1,338)	(1,865)
Net investment income (loss)	94,587	(11,222)	14,192

Net realized and change in unrealized gains (losses):
Net realized gains on sale of investments	155,657	10,797	16,461
Realized gain distributions	-	-	-
Net realized gains	155,657	10,797	16,461

Net change in unrealized appreciation/ depreciation	(29,881)	(37,962)	29,960

Net realized and change in unrealized gains (losses)	125,776	(27,165)	46,421

Increase (decrease) in net assets from operations	$ 220,363	$ (38,387)	$ 60,613

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	HVE	HVM	HVC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 61,785	$ 440	$ 6,047

Expenses:
Mortality and expense risk charges	(72,227)	(928)	(19,165)
Distribution and administrative expense charges	(8,667)	(111)	(2,300)
Net investment loss	(19,109)	(599)	(15,418)

Net realized and change in unrealized losses:
Net realized gains on sale of investments	91,806	55	30,659
Realized gain distributions	-	-	-
Net realized gains	91,806	55	30,659

Net change in unrealized appreciation/ depreciation	(740,178)	(956)	(69,829)

Net realized and change in unrealized losses	(648,372)	(901)	(39,170)

Decrease in net assets from operations	$ (667,481)	$ (1,500)	$ (54,588)

	HVS	HVN	HRS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 165,941	$ -	$ 3,951

Expenses:
Mortality and expense risk charges	(95,469)	(5,762)	(34,429)
Distribution and administrative expense charges	(11,456)	(691)	(4,131)
Net investment income (loss)	59,016	(6,453)	(34,609)

Net realized and change in unrealized gains (losses):
Net realized gains on sale of investments	52,714	517	76,326
Realized gain distributions	-	-	-
Net realized gains	52,714	517	76,326

Net change in unrealized appreciation/ depreciation	149,991	(55,256)	(325,556)

Net realized and change in unrealized gains (losses)	202,705	(54,739)	(249,230)

Increase (decrease) in net assets from operations	$ 261,721	$ (61,192)	$ (283,839)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	HVR	HSS	AI8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 4,555	$ 1,175	$ -

Expenses:
Mortality and expense risk charges	(19,010)	(69,214)	(16)
Distribution and administrative expense charges	(2,281)	(8,306)	(2)
Net investment loss	(16,736)	(76,345)	(18)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	45,190	215,969	(1)
Realized gain distributions	-	-	-
Net realized gains (losses)	45,190	215,969	(1)

Net change in unrealized appreciation/ depreciation	36,303	(272,980)	(252)

Net realized and change in unrealized gains (losses)	81,493	(57,011)	(253)

Increase (decrease) in net assets from operations	$ 64,757	$ (133,356)	$ (271)

	VKC	VLC	VKU
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 38,295	$ 335,236	$ 661,113

Expenses:
Mortality and expense risk charges	(98,221)	(367,313)	(596,619)
Distribution and administrative expense charges	(11,787)	(44,078)	(71,594)
Net investment loss	(71,713)	(76,155)	(7,100)

Net realized and change in unrealized losses:
Net realized gains on sale of investments	643,544	1,412,990	848,883
Realized gain distributions	-	-	-
Net realized gains	643,544	1,412,990	848,883

Net change in unrealized appreciation/ depreciation	(687,441)	(2,322,504)	(2,444,214)

Net realized and change in unrealized losses	(43,897)	(909,514)	(1,595,331)

Decrease in net assets from operations	$ (115,610)	$ (985,669)	$ (1,602,431)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	AAY	AAM	LRE
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 1,248,199

Expenses:
Mortality and expense risk charges	(1,223)	(51)	(903,624)
Distribution and administrative expense charges	(147)	(6)	(108,435)
Net investment (loss) income	(1,370)	(57)	236,140

Net realized and change in unrealized gains (losses):
Net realized gains on sale of investments	10	-	5,487,658
Realized gain distributions	-	-	-
Net realized gains	10	-	5,487,658

Net change in unrealized appreciation/ depreciation	5,549	569	(18,465,347)

Net realized and change in unrealized gains (losses)	5,559	569	(12,977,689)

Increase (decrease) in net assets from operations	$ 4,189	$ 512	$ (12,741,549)

	LA9	LAV	MIT
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ 94,940	$ 5,854,999

Expenses:
Mortality and expense risk charges	(759,947)	(746,640)	(3,952,520)
Distribution and administrative expense charges	(91,193)	(89,597)	(474,302)
Net investment (loss) income	(851,140)	(741,297)	1,428,177

Net realized and change in unrealized (losses) gains:
Net realized gains on sale of investments	940,779	2,892,252	6,865,434
Realized gain distributions	10,042,616	1,542,710	-
Net realized gains	10,983,395	4,434,962	6,865,434

Net change in unrealized appreciation/ depreciation	(15,665,930)	(7,113,301)	(5,859,002)

Net realized and change in unrealized (losses) gains	(4,682,535)	(2,678,339)	1,006,432

(Decrease) increase in net assets from operations	$ (5,533,675)	$ (3,419,636)	$ 2,434,609

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	MFL	BDS	MF7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 2,427,630	$ 4,371,790	$ 7,222,431

Expenses:
Mortality and expense risk charges	(2,363,199)	(1,156,811)	(2,178,359)
Distribution and administrative expense charges	(283,584)	(138,817)	(261,403)
Net investment (loss) income	(219,153)	3,076,162	4,782,669

Net realized and change in unrealized gains:
Net realized gains on sale of investments	1,981,548	1,630,942	6,613,391
Realized gain distributions	-	-	-
Net realized gains	1,981,548	1,630,942	6,613,391

Net change in unrealized appreciation/ depreciation	(945,329)	(192,225)	(4,733,564)

Net realized and change in unrealized gains	1,036,219	1,438,717	1,879,827

Increase in net assets from operations	$ 817,066	$ 4,514,879	$ 6,662,496

	RGS	RG1	MFF
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 987,904	$ 267,955	$ -

Expenses:
Mortality and expense risk charges	(1,323,313)	(529,864)	(159,671)
Distribution and administrative expense charges	(158,798)	(63,584)	(19,160)
Net investment loss	(494,207)	(325,493)	(178,831)

Net realized and change in unrealized losses:
Net realized (losses) gains on sale of investments	(2,781,867)	1,462,217	779,030
Realized gain distributions	-	-	-
Net realized (losses) gains	(2,781,867)	1,462,217	779,030

Net change in unrealized appreciation/ depreciation	1,088,996	(2,203,494)	(781,522)

Net realized and change in unrealized losses	(1,692,871)	(741,277)	(2,492)

Decrease in net assets from operations	$ (2,187,078)	$ (1,066,770)	$ (181,323)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	EME	EM1	GGS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 241,810	$ 120,226	$ 597,362

Expenses:
Mortality and expense risk charges	(573,729)	(498,097)	(334,408)
Distribution and administrative expense charges	(68,847)	(59,772)	(40,129)
Net investment (loss) income	(400,766)	(437,643)	222,825

Net realized and change in unrealized (losses) gains:
Net realized (losses) gains on sale of investments	(3,963,242)	1,578,227	4,727
Realized gain distributions	1,850,846	1,416,111	273,418
Net realized (losses) gains	(2,112,396)	2,994,338	278,145

Net change in unrealized appreciation/ depreciation	(6,970,297)	(9,923,358)	669,954

Net realized and change in unrealized (losses) gains	(9,082,693)	(6,929,020)	948,099

(Decrease) increase in net assets from operations	$ (9,483,459)	$ (7,366,663)	$ 1,170,924

	GG1	GGR	GG2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 54,821	$ 421,773	$ 13,021

Expenses:
Mortality and expense risk charges	(38,964)	(768,542)	(50,501)
Distribution and administrative expense charges	(4,676)	(92,225)	(6,060)
Net investment income (loss)	11,181	(438,994)	(43,540)

Net realized and change in unrealized gains (losses):
Net realized gains on sale of investments	46,229	3,659,137	165,559
Realized gain distributions	28,719	-	-
Net realized gains	74,948	3,659,137	165,559

Net change in unrealized appreciation/ depreciation	24,962	(7,824,199)	(405,842)

Net realized and change in unrealized gains (losses)	99,910	(4,165,062)	(240,283)

Increase (decrease) in net assets from operations	$ 111,091	$ (4,604,056)	$ (283,823)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	RES	RE1	GTR
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,537,422	$ 127,365	$ 760,544

Expenses:
Mortality and expense risk charges	(1,610,598)	(205,189)	(995,213)
Distribution and administrative expense charges	(193,272)	(24,623)	(119,426)
Net investment loss	(266,448)	(102,447)	(354,095)

Net realized and change in unrealized (losses) gains:
Net realized gains (losses) on sale of investments	2,791,004	331,006	(2,146,203)
Realized gain distributions	-	-	318,420
Net realized gains (losses)	2,791,004	331,006	(1,827,783)

Net change in unrealized appreciation/ depreciation	(12,350,744)	(1,310,807)	2,430,147

Net realized and change in unrealized (losses) gains	(9,559,740)	(979,801)	602,364

(Decrease) increase in net assets from operations	$ (9,826,188)	$ (1,082,248)	$ 248,269

	GT2	GSS	MFK
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 6,475,635	$ 6,288,632	$ 13,792,364

Expenses:
Mortality and expense risk charges	(9,104,632)	(2,145,431)	(5,776,863)
Distribution and administrative expense charges	(1,092,556)	(257,452)	(693,224)
Net investment (loss) income	(3,721,553)	3,885,749	7,322,277

Net realized and change in unrealized (losses) gains:
Net realized gains on sale of investments	1,606,563	2,835,223	7,188,810
Realized gain distributions	2,876,005	59,185	138,888
Net realized gains	4,482,568	2,894,408	7,327,698

Net change in unrealized appreciation/ depreciation	(10,072,819)	2,851,977	5,718,871

Net realized and change in unrealized (losses) gains	(5,590,251)	5,746,385	13,046,569

(Decrease) increase in net assets from operations	$ (9,311,804)	$ 9,632,134	$ 20,368,846

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	EGS	HYS	MFC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 228,231	$ 8,018,553	$ 6,679,292

Expenses:
Mortality and expense risk charges	(1,722,370)	(1,182,471)	(1,229,418)
Distribution and administrative expense charges	(206,684)	(141,897)	(147,530)
Net investment (loss) income	(1,700,823)	6,694,185	5,302,344

Net realized and change in unrealized losses:
Net realized gains (losses) on sale of investments	5,195,511	(1,663,443)	(885,227)
Realized gain distributions	-	-	-
Net realized gains (losses)	5,195,511	(1,663,443)	(885,227)

Net change in unrealized appreciation/ depreciation	(5,766,397)	(2,362,572)	(2,491,984)

Net realized and change in unrealized losses	(570,886)	(4,026,015)	(3,377,211)

(Decrease) increase in net assets from operations	$ (2,271,709)	$ 2,668,170	$ 1,925,133

	IGS	IG1	MII
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 654,670	$ 238,205	$ 621,407

Expenses:
Mortality and expense risk charges	(762,244)	(378,947)	(648,007)
Distribution and administrative expense charges	(91,469)	(45,474)	(77,761)
Net investment loss	(199,043)	(186,216)	(104,361)

Net realized and change in unrealized losses:
Net realized (losses) gains on sale of investments	(3,619,294)	935	(2,126,151)
Realized gain distributions	5,000,619	2,265,374	-
Net realized gains (losses)	1,381,325	2,266,309	(2,126,151)

Net change in unrealized appreciation/ depreciation	(8,348,282)	(5,431,548)	951,034

Net realized and change in unrealized losses	(6,966,957)	(3,165,239)	(1,175,117)

Decrease in net assets from operations	$ (7,166,000)	$ (3,351,455)	$ (1,279,478)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	MI1	MIS	M1B
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,857,283	$ 2,027,140	$ 156,187

Expenses:
Mortality and expense risk charges	(2,700,695)	(4,431,586)	(823,017)
Distribution and administrative expense charges	(324,083)	(531,790)	(98,762)
Net investment loss	(1,167,495)	(2,936,236)	(765,592)

Net realized and change in unrealized (losses) gains:
Net realized (losses) gains on sale of investments	(7,214,597)	10,265,533	1,365,568
Realized gain distributions	-	-	-
Net realized (losses) gains	(7,214,597)	10,265,533	1,365,568

Net change in unrealized appreciation/ depreciation	3,308,356	(8,477,280)	(845,710)

Net realized and change in unrealized (losses) gains	(3,906,241)	1,788,253	519,858

Decrease in net assets from operations	$ (5,073,736)	$ (1,147,983)	$ (245,734)

	MCS	MC1	MMS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 22

Expenses:
Mortality and expense risk charges	(306,468)	(188,904)	(1,314,687)
Distribution and administrative expense charges	(36,776)	(22,669)	(157,762)
Net investment loss	(343,244)	(211,573)	(1,472,427)

Net realized and change in unrealized losses:
Net realized (losses) gains on sale of investments	(162,810)	434,600	-
Realized gain distributions	-	-	-
Net realized (losses) gains	(162,810)	434,600	-

Net change in unrealized appreciation/ depreciation	(1,293,631)	(1,156,994)	-

Net realized and change in unrealized losses	(1,456,441)	(722,394)	-

Decrease in net assets from operations	$ (1,799,685)	$ (933,967)	$ (1,472,427)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	MM1	NWD	M1A
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 29	$ -	$ -

Expenses:
Mortality and expense risk charges	(2,139,456)	(854,214)	(1,116,484)
Distribution and administrative expense charges	(256,735)	(102,506)	(133,978)
Net investment loss	(2,396,162)	(956,720)	(1,250,462)

Net realized and change in unrealized losses:
Net realized gains on sale of investments	-	3,078,938	4,004,002
Realized gain distributions	-	5,313,267	5,906,342
Net realized gains	-	8,392,205	9,910,344

Net change in unrealized appreciation/ depreciation	-	(14,624,715)	(16,413,135)

Net realized and change in unrealized losses	-	(6,232,510)	(6,502,791)

Decrease in net assets from operations	$ (2,396,162)	$ (7,189,230)	$ (7,753,253)

	RIS	RI1	SIS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 777,285	$ 1,787,520	$ 2,154,058

Expenses:
Mortality and expense risk charges	(503,893)	(1,572,144)	(481,735)
Distribution and administrative expense charges	(60,467)	(188,657)	(57,808)
Net investment income	212,925	26,719	1,614,515

Net realized and change in unrealized losses:
Net realized losses on sale of investments	(2,839,308)	(9,675,153)	(272,861)
Realized gain distributions	-	-	-
Net realized losses	(2,839,308)	(9,675,153)	(272,861)

Net change in unrealized appreciation/ depreciation	(1,910,466)	(2,640,814)	(141,430)

Net realized and change in unrealized losses	(4,749,774)	(12,315,967)	(414,291)

(Decrease) increase in net assets from operations	$ (4,536,849)	$ (12,289,248)	$ 1,200,224

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	SI1	TEC	TE1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 568,812	$ -	$ -

Expenses:
Mortality and expense risk charges	(146,380)	(198,022)	(23,025)
Distribution and administrative expense charges	(17,566)	(23,763)	(2,763)
Net investment income (loss)	404,866	(221,785)	(25,788)

Net realized and change in unrealized (losses) gains:
Net realized gains on sale of investments	64,492	1,312,661	183,554
Realized gain distributions	-	-	-
Net realized gains	64,492	1,312,661	183,554

Net change in unrealized appreciation/ depreciation	(195,560)	(1,093,071)	(166,157)

Net realized and change in unrealized (losses) gains	(131,068)	219,590	17,397

Increase (decrease) in net assets from operations	$ 273,798	$ (2,195)	$ (8,391)

	TRS	MFJ	UTS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 12,769,855	$ 16,450,601	$ 5,581,866

Expenses:
Mortality and expense risk charges	(5,958,361)	(10,251,695)	(2,056,077)
Distribution and administrative expense charges	(715,003)	(1,230,203)	(246,729)
Net investment income	6,096,491	4,968,703	3,279,060

Net realized and change in unrealized (losses) gains:
Net realized (losses) gains on sale of investments	(2,769,230)	(19,163,907)	10,818,373
Realized gain distributions	-	-	-
Net realized (losses) gains	(2,769,230)	(19,163,907)	10,818,373

Net change in unrealized appreciation/ depreciation	(513,636)	14,724,697	(4,977,596)

Net realized and change in unrealized (losses) gains	(3,282,866)	(4,439,210)	5,840,777

Increase in net assets from operations	$ 2,813,625	$ 529,493	$ 9,119,837

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	MFE	MVS	MV1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 3,750,727	$ 1,871,159	$ 2,854,525

Expenses:
Mortality and expense risk charges	(1,709,538)	(1,479,326)	(3,065,550)
Distribution and administrative expense charges	(205,144)	(177,519)	(367,866)
Net investment income (loss)	1,836,045	214,314	(578,891)

Net realized and change in unrealized gains (losses):
Net realized losses on sale of investments	(1,250,241)	(3,020,299)	(6,251,505)
Realized gain distributions	-	7,804,721	14,102,544
Net realized (losses) gains	(1,250,241)	4,784,422	7,851,039

Net change in unrealized appreciation/ depreciation	4,756,412	(6,433,295)	(10,684,885)

Net realized and change in unrealized gains (losses)	3,506,171	(1,648,873)	(2,833,846)

Increase (decrease) in net assets from operations	$ 5,342,216	$ (1,434,559)	$ (3,412,737)

	AAN	AAW	VKM
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 39,623

Expenses:
Mortality and expense risk charges	(2,259)	(34)	(264,019)
Distribution and administrative expense charges	(271)	(4)	(31,682)
Net investment loss	(2,530)	(38)	(256,078)

Net realized and change in unrealized gains (losses):
Net realized (losses) gains on sale of investments	(103)	(1)	2,260,976
Realized gain distributions	-	-	6,676
Net realized (losses) gains	(103)	(1)	2,267,652

Net change in unrealized appreciation/ depreciation	14,949	(668)	(3,638,876)

Net realized and change in unrealized gains (losses)	14,846	(669)	(1,371,224)

Increase (decrease) in net assets from operations	$ 12,316	$ (707)	$ (1,627,302)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	OBV	OCA	OGG
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 277,854	$ 27,592	$ 335,575

Expenses:
Mortality and expense risk charges	(198,975)	(391,190)	(479,882)
Distribution and administrative expense charges	(23,877)	(46,943)	(57,586)
Net investment income (loss)	55,002	(410,541)	(201,893)

Net realized and change in unrealized losses:
Net realized gains (losses) on sale of investments	373,844	(278,018)	(1,392,825)
Realized gain distributions	-	-	-
Net realized gains (losses)	373,844	(278,018)	(1,392,825)

Net change in unrealized appreciation/ depreciation	(608,198)	(93,688)	(1,658,822)

Net realized and change in unrealized losses	(234,354)	(371,706)	(3,051,647)

Decrease in net assets from operations	$ (179,352)	$ (782,247)	$ (3,253,540)

	OMG	OMS	AAQ
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 2,610,266	$ 42,172	$ -

Expenses:
Mortality and expense risk charges	(6,634,560)	(159,293)	(3)
Distribution and administrative expense charges	(796,147)	(19,115)	-
Net investment loss	(4,820,441)	(136,236)	(3)

Net realized and change in unrealized losses:
Net realized (losses) gains on sale of investments	(23,494,767)	260,424	-
Realized gain distributions	-	-	-
Net realized (losses) gains	(23,494,767)	260,424	-

Net change in unrealized appreciation/ depreciation	19,150,868	(501,351)	(13)

Net realized and change in unrealized losses	(4,343,899)	(240,927)	(13)

Decrease in net assets from operations	$ (9,164,340)	$ (377,163)	$ (16)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	PRA	AAP	BBD
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 379,541	$ 172,009	$ 14,615

Expenses:
Mortality and expense risk charges	(88,054)	(6,103)	(580)
Distribution and administrative expense charges	(10,567)	(732)	(70)
Net investment income	280,920	165,174	13,965

Net realized and change in unrealized losses:
Net realized gains (losses) on sale of investments	85,345	(7)	(28)
Realized gain distributions	-	-	-
Net realized gains (losses)	85,345	(7)	(28)

Net change in unrealized appreciation/ depreciation	(354,512)	(126,838)	(23,066)

Net realized and change in unrealized losses	(269,167)	(126,845)	(23,094)

Increase (decrease) in net assets from operations	$ 11,753	$ 38,329	$ (9,129)

	PCR	PMB	BBE
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 11,182,105	$ 1,321,344	$ 1,246

Expenses:
Mortality and expense risk charges	(1,160,947)	(378,854)	(302)
Distribution and administrative expense charges	(139,314)	(45,463)	(36)
Net investment income	9,881,844	897,027	908

Net realized and change in unrealized (losses) gains:
Net realized gains (losses) on sale of investments	3,854,601	974,243	(11)
Realized gain distributions	-	-	-
Net realized gains (losses)	3,854,601	974,243	(11)

Net change in unrealized appreciation/ depreciation	(20,646,109)	(781,543)	10

Net realized and change in unrealized (losses) gains	(16,791,508)	192,700	(1)

(Decrease) increase in net assets from operations	$ (6,909,664)	$ 1,089,727	$ 907

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	6TT	PRR	PTR
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 15,752,182	$ 2,397,428	$ 10,293,711

Expenses:
Mortality and expense risk charges	(12,611,962)	(1,720,715)	(6,008,274)
Distribution and administrative expense charges	(1,513,435)	(206,486)	(720,993)
Net investment income	1,626,785	470,227	3,564,444

Net realized and change in unrealized (losses) gains:
Net realized gains on sale of investments	3,424,904	2,684,637	5,275,873
Realized gain distributions	8,844,601	3,026,591	5,236,166
Net realized gains	12,269,505	5,711,228	10,512,039

Net change in unrealized appreciation/ depreciation	(55,464,424)	4,424,935	(6,477,484)

Net realized and change in unrealized (losses) gains	(43,194,919)	10,136,163	4,034,555

(Decrease) increase in net assets from operations	$ (41,568,134)	$ 10,606,390	$ 7,598,999

	AAR	AAS	3XX
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 88,231

Expenses:
Mortality and expense risk charges	(2,363)	(124)	(56,576)
Distribution and administrative expense charges	(284)	(15)	(6,789)
Net investment (loss) income	(2,647)	(139)	24,866

Net realized and change in unrealized gains (losses):
Net realized losses on sale of investments	(2)	-	(512)
Realized gain distributions	-	-	189,033
Net realized (losses) gains	(2)	-	188,521

Net change in unrealized appreciation/ depreciation	13,426	1,664	(975,850)

Net realized and change in unrealized gains (losses)	13,424	1,664	(787,329)

Increase (decrease) in net assets from operations	$ 10,777	$ 1,525	$ (762,463)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	5XX	SBI	SSA
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 4,253,450	$ 314	$ 144,176

Expenses:
Mortality and expense risk charges	(3,135,788)	(21,022)	(287,759)
Distribution and administrative expense charges	(376,295)	(2,523)	(34,531)
Net investment income (loss)	741,367	(23,231)	(178,114)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,040,628	(41,589)	775,001
Realized gain distributions	6,290,291	518	2,455,754
Net realized gains (losses)	10,330,919	(41,071)	3,230,755

Net change in unrealized appreciation/ depreciation	8,524,790	(256,722)	(3,142,346)

Net realized and change in unrealized gains (losses)	18,855,709	(297,793)	88,409

Increase (decrease) in net assets from operations	$ 19,597,076	$ (321,024)	$ (89,705)

	VSC	2XX	SVV
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 279,767	$ 51,074	$ 1,543,547

Expenses:
Mortality and expense risk charges	(1,834,520)	(172,772)	(3,520,808)
Distribution and administrative expense charges	(220,142)	(20,733)	(422,497)
Net investment loss	(1,774,895)	(142,431)	(2,399,758)

Net realized and change in unrealized losses:
Net realized gains on sale of investments	1,847,760	315,439	2,690,023
Realized gain distributions	-	2,011,064	10,079,912
Net realized gains	1,847,760	2,326,503	12,769,935

Net change in unrealized appreciation/ depreciation	(7,627,055)	(3,160,600)	(23,716,810)

Net realized and change in unrealized losses	(5,779,295)	(834,097)	(10,946,875)

Decrease in net assets from operations	$ (7,554,190)	$ (976,528)	$ (13,346,633)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	SGC	S13	SDC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 616,057	$ 259,481	$ 6,832,858

Expenses:
Mortality and expense risk charges	(923,758)	(456,278)	(8,949,391)
Distribution and administrative expense charges	(110,851)	(54,753)	(1,073,927)
Net investment loss	(418,552)	(251,550)	(3,190,460)

Net realized and change in unrealized gains (losses):
Net realized gains on sale of investments	6,525,031	1,487,536	2,819,929
Realized gain distributions	4,986,073	2,665,782	3,266,288
Net realized gains	11,511,104	4,153,318	6,086,217

Net change in unrealized appreciation/ depreciation	(10,552,639)	(4,318,009)	(9,383,407)

Net realized and change in unrealized gains (losses)	958,465	(164,691)	(3,297,190)

Increase (decrease) in net assets from operations	$ 539,913	$ (416,241)	$ (6,487,650)

	S15	7XX	6XX
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,516,719	$ 19,048,368	$ 10,112,461

Expenses:
Mortality and expense risk charges	(2,424,354)	(23,495,538)	(11,699,207)
Distribution and administrative expense charges	(290,923)	(2,819,465)	(1,403,905)
Net investment loss	(1,198,558)	(7,266,635)	(2,990,651)

Net realized and change in unrealized losses:
Net realized gains on sale of investments	977,911	34,358,382	23,687,999
Realized gain distributions	1,068,812	53,767,236	18,164,792
Net realized gains	2,046,723	88,125,618	41,852,791

Net change in unrealized appreciation/ depreciation	(3,414,688)	(145,665,536)	(47,984,269)

Net realized and change in unrealized losses	(1,367,965)	(57,539,918)	(6,131,478)

Decrease in net assets from operations	$ (2,566,523)	$ (64,806,553)	$ (9,122,129)
The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	8XX	1XX	SLC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 8,566,488	$ -	$ 2,092,924

Expenses:
Mortality and expense risk charges	(8,032,477)	(189,752)	(5,100,341)
Distribution and administrative expense charges	(963,897)	(22,770)	(612,041)
Net investment loss	(429,886)	(212,522)	(3,619,458)

Net realized and change in unrealized losses:
Net realized gains on sale of investments	20,043,309	513,612	22,664,566
Realized gain distributions	45,359,255	411,881	53,270,158
Net realized gains	65,402,564	925,493	75,934,724

Net change in unrealized appreciation/ depreciation	(95,398,898)	(1,639,215)	(96,829,319)

Net realized and change in unrealized losses	(29,996,334)	(713,722)	(20,894,595)

Decrease in net assets from operations	$ (30,426,220)	$ (926,244)	$ (24,514,053)

	S12	S14	4XX
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 55,371	$ 2,147,264	$ 13,546,341

Expenses:
Mortality and expense risk charges	(197,080)	(462,403)	(8,028,931)
Distribution and administrative expense charges	(23,650)	(55,488)	(963,472)
Net investment (loss) income	(165,359)	1,629,373	4,553,938

Net realized and change in unrealized (losses) gains:
Net realized gains on sale of investments	248,394	1,381,704	5,863,960
Realized gain distributions	2,183,587	773,410	15,378,792
Net realized gains	2,431,981	2,155,114	21,242,752

Net change in unrealized appreciation/ depreciation	(3,359,745)	(3,197,435)	(16,993,229)

Net realized and change in unrealized (losses) gains	(927,764)	(1,042,321)	4,249,523

(Decrease) increase in net assets from operations	$ (1,093,123)	$ 587,052	$ 8,803,461

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	S16	LGF	SC3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ 4,113	$ 320,008

Expenses:
Mortality and expense risk charges	(551,081)	(86,063)	(77,440)
Distribution and administrative expense charges	(66,130)	(10,328)	(9,293)
Net investment (loss) income	(617,211)	(92,278)	233,275

Net realized and change in unrealized losses:
Net realized (losses) gains on sale of investments	(150,432)	442,780	426,243
Realized gain distributions	-	-	-
Net realized (losses) gains	(150,432)	442,780	426,243

Net change in unrealized appreciation/ depreciation	(2,596,509)	(741,808)	(1,044,310)

Net realized and change in unrealized losses	(2,746,941)	(299,028)	(618,067)

Decrease in net assets from operations	$ (3,364,152)	$ (391,306)	$ (384,792)

	SRE	IGB	CMM
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 7,363,678	$ 4,889,832	$ 29

Expenses:
Mortality and expense risk charges	(1,838,539)	(2,106,169)	(1,900,320)
Distribution and administrative expense charges	(220,625)	(252,740)	(228,038)
Net investment income (loss)	5,304,514	2,530,923	(2,128,329)

Net realized and change in unrealized (losses) gains:
Net realized (losses) gains on sale of investments	(1,570,819)	2,620,657	-
Realized gain distributions	-	2,503,877	867
Net realized (losses) gains	(1,570,819)	5,124,534	867

Net change in unrealized appreciation/ depreciation	(14,420,225)	(780,744)	-

Net realized and change in unrealized (losses) gains	(15,991,044)	4,343,790	867

(Decrease) increase in net assets from operations	$ (10,686,530)	$ 6,874,713	$ (2,127,462)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

	WTF	USC	AAL
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 17,075	$ -	$ 102,655

Expenses:
Mortality and expense risk charges	(11,976)	(1,015)	(62,575)
Distribution and administrative expense charges	(1,437)	(122)	(7,509)
Net investment income (loss)	3,662	(1,137)	32,571

Net realized and change in unrealized (losses) gains:
Net realized gains (losses) on sale of investments	89,769	(95)	(638)
Realized gain distributions	-	5,481	124,892
Net realized gains	89,769	5,386	124,254

Net change in unrealized appreciation/ depreciation	(250,177)	(7,604)	91,924

Net realized and change in unrealized (losses) gains	(160,408)	(2,218)	216,178

(Decrease) increase in net assets from operations	$ (156,746)	$ (3,355)	$ 248,749

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	AVB Sub-Account		AAA Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 319,134	$ 357,112	$ (171,089)	$ -
Net realized gains (losses)	1,869,277	774,286	(6,157)	-
Net change in unrealized appreciation/depreciation	(4,999,607)	3,058,601	667	-
Net (decrease) increase from operations	(2,811,196)	4,189,999	(176,579)	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	9,656,409	6,451,640	29,881,377	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(229,416)	3,886,153	9,037,639	-
Withdrawals, surrenders, annuitizations
and contract charges	(2,721,602)	(3,007,755)	(174,021)	-
Net accumulation activity	6,705,391	7,330,038	38,744,995	-

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	6,705,391	7,330,038	38,744,995	-

Total increase in net assets	3,894,195	11,520,037	38,568,416	-

Net assets at beginning of year	53,564,306	42,044,269	-	-
Net assets at end of year	$ 57,458,501	$ 53,564,306	$ 38,568,416	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	AN4 Sub-Account		IVB Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income	$ 96,540	$ 8,169	$ 1,676,551	$ 763,349
Net realized gains (losses)	276,732	448,924	129,126	(4,456,313)
Net change in unrealized appreciation/depreciation	(2,055,549)	404,851	(17,353,908)	6,366,183
Net (decrease) increase from operations	(1,682,277)	861,944	(15,548,231)	2,673,219

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	894,234	1,807,080	386,976	321,489
Transfers between Sub-Accounts
(including the Fixed Account), net	769,899	(902,828)	4,787,525	1,007,017
Withdrawals, surrenders, annuitizations
and contract charges	(481,330)	(228,238)	(6,434,322)	(5,406,780)
Net accumulation activity	1,182,803	676,014	(1,259,821)	(4,078,274)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	1,182,803	676,014	(1,259,821)	(4,078,274)

Total (decrease) increase in net assets	(499,474)	1,537,958	(16,808,052)	(1,405,055)

Net assets at beginning of year	9,392,167	7,854,209	81,416,221	82,821,276
Net assets at end of year	$ 8,892,693	$ 9,392,167	$ 64,608,169	$ 81,416,221

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	AAU Sub-Account		9XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (54)	$ -	$ 6,282,202	$ (2,115,719)
Net realized gains	33	-	30,793,126	9,019,080
Net change in unrealized appreciation/depreciation	2,169	-	(77,867,381)	37,649,178
Net increase (decrease) from operations	2,148	-	(40,792,053)	44,552,539

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	10,000	-	145,802,452	121,054,412
Transfers between Sub-Accounts
(including the Fixed Account), net	52,060	-	64,013,878	55,627,571
Withdrawals, surrenders, annuitizations
and contract charges	(67)	-	(31,267,742)	(19,854,071)
Net accumulation activity	61,993	-	178,548,588	156,827,912

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	61,993	-	178,548,588	156,827,912

Total increase in net assets	64,141	-	137,756,535	201,380,451

Net assets at beginning of year	-	-	619,370,616	417,990,165
Net assets at end of year	$ 64,141	$ -	$ 757,127,151	$ 619,370,616

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	NMT Sub-Account		MCC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (661)	$ (741)	$ (2,150,577)	$ (2,228,749)
Net realized losses	(409)	(3,476)	(2,781,978)	(8,064,348)
Net change in unrealized appreciation/depreciation	(4,433)	9,421	(12,374,508)	29,598,662
Net (decrease) increase from operations	(5,503)	5,204	(17,307,063)	19,305,565

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	1,786,315	1,897,319
Transfers between Sub-Accounts
(including the Fixed Account), net	3,389	(9,529)	393,071	(9,972,522)
Withdrawals, surrenders, annuitizations
and contract charges	(1,360)	(1,375)	(12,568,331)	(8,510,116)
Net accumulation activity	2,029	(10,904)	(10,388,945)	(16,585,319)

Annuitization Activity:
Annuitizations	-	-	-	4,530
Annuity payments and contract charges	-	-	(3,025)	(6,747)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	260	(1,107)
Net annuitization activity	-	-	(2,765)	(3,324)

Net increase (decrease) from contract owner transactions	2,029	(10,904)	(10,391,710)	(16,588,643)

Total (decrease) increase in net assets	(3,474)	(5,700)	(27,698,773)	2,716,922

Net assets at beginning of year	41,663	47,363	138,265,475	135,548,553
Net assets at end of year	$ 38,189	$ 41,663	$ 110,566,702	$ 138,265,475

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	NNG Sub-Account		CMG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (1,689)	$ (2,042)	$ (467,497)	$ (412,952)
Net realized gains (losses)	11,905	1,135	799,290	(598,093)
Net change in unrealized appreciation/depreciation	(16,572)	23,272	(1,705,400)	5,671,398
Net (decrease) increase from operations	(6,356)	22,365	(1,373,607)	4,660,353

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	1	2,056,016	2,894,057
Transfers between Sub-Accounts
(including the Fixed Account), net	2,204	(5,520)	2,570,861	(907,131)
Withdrawals, surrenders, annuitizations
and contract charges	(101,666)	(494)	(2,170,115)	(1,401,239)
Net accumulation activity	(99,462)	(6,013)	2,456,762	585,687

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(99,462)	(6,013)	2,456,762	585,687

Total (decrease) increase in net assets	(105,818)	16,352	1,083,155	5,246,041

Net assets at beginning of year	130,018	113,666	28,087,424	22,841,383
Net assets at end of year	$ 24,200	$ 130,018	$ 29,170,579	$ 28,087,424

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	NMI Sub-Account		CSC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (111,393)	$ (135,440)	$ (115)	$ (64)
Net realized gains (losses)	523,432	(741,559)	1,356	(528)
Net change in unrealized appreciation/depreciation	(2,826,003)	2,191,586	(2,461)	2,943
Net (decrease) increase from operations	(2,413,964)	1,314,587	(1,220)	2,351

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	414,364	930,583	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(177,513)	(1,091,138)	2,042	947
Withdrawals, surrenders, annuitizations
and contract charges	(960,267)	(766,573)	(62)	(56)
Net accumulation activity	(723,416)	(927,128)	1,980	891

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(723,416)	(927,128)	1,980	891

Total (decrease) increase in net assets	(3,137,380)	387,459	760	3,242

Net assets at beginning of year	13,809,157	13,421,698	13,175	9,933
Net assets at end of year	$ 10,671,777	$ 13,809,157	$ 13,935	$ 13,175

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	FVB Sub-Account		FL1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 2,740	$ (47,812)	$ (1,966,294)	$ (1,300,897)
Net realized gains	2,484,370	594,031	11,701,252	2,104,970
Net change in unrealized appreciation/depreciation	(6,962,155)	7,459,506	(19,823,020)	29,857,302
Net (decrease) increase from operations	(4,475,045)	8,005,725	(10,088,062)	30,661,375

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	16,737,584	6,851,617	13,567,224	17,776,509
Transfers between Sub-Accounts
(including the Fixed Account), net	10,039,898	3,094,491	2,512,738	(2,949,307)
Withdrawals, surrenders, annuitizations
and contract charges	(3,952,295)	(3,290,830)	(11,610,120)	(8,411,741)
Net accumulation activity	22,825,187	6,655,278	4,469,842	6,415,461

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	22,825,187	6,655,278	4,469,842	6,415,461

Total increase (decrease) in net assets	18,350,142	14,661,003	(5,618,220)	37,076,836

Net assets at beginning of year	58,332,583	43,671,580	226,649,086	189,572,250
Net assets at end of year	$ 76,682,725	$ 58,332,583	$ 221,030,866	$ 226,649,086

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	F10 Sub-Account		F15 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (2,100)	$ (1,497)	$ 23,007	$ 87,066
Net realized gains (losses)	283,707	164,354	(403,367)	(206,526)
Net change in unrealized appreciation/depreciation	(387,734)	576,267	(193,367)	3,235,744
Net (decrease) increase from operations	(106,127)	739,124	(573,727)	3,116,284

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	2	855,052	1,607,883
Transfers between Sub-Accounts
(including the Fixed Account), net	(123,450)	(1,509,986)	563,858	2,464,527
Withdrawals, surrenders, annuitizations
and contract charges	(1,236,730)	(727,940)	(4,403,079)	(2,629,076)
Net accumulation activity	(1,360,180)	(2,237,924)	(2,984,169)	1,443,334

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(1,360,180)	(2,237,924)	(2,984,169)	1,443,334

Total (decrease) increase in net assets	(1,466,307)	(1,498,800)	(3,557,896)	4,559,618

Net assets at beginning of year	6,869,231	8,368,031	31,790,466	27,230,848
Net assets at end of year	$ 5,402,924	$ 6,869,231	$ 28,232,570	$ 31,790,466

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	F20 Sub-Account		FVM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 67,627	$ 122,699	$ (2,872,933)	$ (2,552,064)
Net realized losses	(718,422)	(775,565)	(2,466,211)	(7,556,272)
Net change in unrealized appreciation/depreciation	(492,015)	5,261,382	(16,962,976)	49,071,969
Net (decrease) increase from operations	(1,142,810)	4,608,516	(22,302,120)	38,963,633

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,110,643	2,216,681	10,891,768	14,240,611
Transfers between Sub-Accounts
(including the Fixed Account), net	231,747	(3,558,494)	7,423,954	(11,721,044)
Withdrawals, surrenders, annuitizations
and contract charges	(5,889,596)	(2,938,670)	(16,812,241)	(10,547,703)
Net accumulation activity	(3,547,206)	(4,280,483)	1,503,481	(8,028,136)

Annuitization Activity:
Annuitizations	-	-	-	7,930
Annuity payments and contract charges	-	-	(2,288)	(5,496)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	444	(1,479)
Net annuitization activity	-	-	(1,844)	955

Net (decrease) increase from contract owner transactions	(3,547,206)	(4,280,483)	1,501,637	(8,027,181)

Total (decrease) increase in net assets	(4,690,016)	328,033	(20,800,483)	30,936,452

Net assets at beginning of year	41,774,592	41,446,559	178,592,880	147,656,428
Net assets at end of year	$ 37,084,576	$ 41,774,592	$ 157,792,397	$ 178,592,880

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	SGI Sub-Account		S17 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (2,020,397)	$ 1,114,438	$ (877,070)	$ 216,894
Net realized gains (losses)	9,486,786	(3,607,177)	258,562	(1,482,144)
Net change in unrealized appreciation/depreciation	(45,605,215)	67,514,207	(959,210)	5,832,637
Net (decrease) increase from operations	(38,138,826)	65,021,468	(1,577,718)	4,567,387

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	46,950,784	71,136,745	842,256	267,718
Transfers between Sub-Accounts
(including the Fixed Account), net	18,054,844	8,576,772	(2,102,432)	(4,531,015)
Withdrawals, surrenders, annuitizations
and contract charges	(27,584,198)	(16,709,427)	(4,969,441)	(4,275,371)
Net accumulation activity	37,421,430	63,004,090	(6,229,617)	(8,538,668)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(1,184)	(8,356)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	3	(440)	-	-
Net annuitization activity	(1,181)	(8,796)	-	-

Net increase (decrease) from contract owner transactions	37,420,249	62,995,294	(6,229,617)	(8,538,668)

Total (decrease) increase in net assets	(718,577)	128,016,762	(7,807,335)	(3,971,281)

Net assets at beginning of year	462,402,911	334,386,149	56,433,177	60,404,458
Net assets at end of year	$ 461,684,334	$ 462,402,911	$ 48,625,842	$ 56,433,177

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	ISC Sub-Account		AAZ Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 4,645,284	$ 4,577,998	$ (1,401)	$ -
Net realized losses	(2,738,894)	(2,369,295)	(41)	-
Net change in unrealized appreciation/depreciation	(1,545,606)	7,885,079	24,046	-
Net increase from operations	360,784	10,093,782	22,604	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	8,596,226	14,486,059	1,186,477	-
Transfers between Sub-Accounts
(including the Fixed Account), net	8,806,377	9,481,301	129,652	-
Withdrawals, surrenders, annuitizations
and contract charges	(10,689,772)	(7,369,974)	(400)	-
Net accumulation activity	6,712,831	16,597,386	1,315,729	-

Annuitization Activity:
Annuitizations	49,794	-	-	-
Annuity payments and contract charges	(5,249)	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(295)	-	-	-
Net annuitization activity	44,250	-	-	-

Net increase from contract owner transactions	6,757,081	16,597,386	1,315,729	-

Total increase in net assets	7,117,865	26,691,168	1,338,333	-

Net assets at beginning of year	108,775,441	82,084,273	-	-
Net assets at end of year	$ 115,893,306	$ 108,775,441	$ 1,338,333	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	BBC Sub-Account		FVS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (89)	$ -	$ (430,084)	$ (376,657)
Net realized gains (losses)	1	-	3,422,962	(2,841,191)
Net change in unrealized appreciation/depreciation	1,597	-	(5,359,748)	12,739,521
Net increase (decrease) from operations	1,509	-	(2,366,870)	9,521,673

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	101,917	-	2,506,905	4,607,290
Transfers between Sub-Accounts
(including the Fixed Account), net	1,912	-	(943,939)	(889,884)
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(4,806,598)	(3,840,198)
Net accumulation activity	103,829	-	(3,243,632)	(122,792)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(2,158)	(1,927)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(4)	(490)
Net annuitization activity	-	-	(2,162)	(2,417)

Net increase (decrease) from contract owner transactions	103,829	-	(3,245,794)	(125,209)

Total increase (decrease) in net assets	105,338	-	(5,612,664)	9,396,464

Net assets at beginning of year	-	-	44,583,047	35,186,583
Net assets at end of year	$ 105,338	$ -	$ 38,970,383	$ 44,583,047

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	BBA Sub-Account		SIC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (581)	$ -	$ 1,429,106	$ 736,503
Net realized (losses) gains	(9)	-	1,046,155	333,818
Net change in unrealized appreciation/depreciation	3,935	-	(2,245,020)	1,188,070
Net increase from operations	3,345	-	230,241	2,258,391

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	509,584	-	2,839,756	5,155,122
Transfers between Sub-Accounts
(including the Fixed Account), net	1,100	-	2,466,691	5,972,079
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(2,752,794)	(2,889,846)
Net accumulation activity	510,684	-	2,553,653	8,237,355

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	510,684	-	2,553,653	8,237,355

Total increase in net assets	514,029	-	2,783,894	10,495,746

Net assets at beginning of year	-	-	31,584,484	21,088,738
Net assets at end of year	$ 514,029	$ -	$ 34,368,378	$ 31,584,484

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	BBB Sub-Account		FMS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (234)	$ -	$ 1,653,824	$ (221,534)
Net realized losses	(4)	-	(10,633,380)	(9,145,559)
Net change in unrealized appreciation/depreciation	520	-	2,656,053	32,507,348
Net increase (decrease) from operations	282	-	(6,323,503)	23,140,255

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	167,103	-	3,017,826	12,092,176
Transfers between Sub-Accounts
(including the Fixed Account), net	21,727	-	(4,615,125)	(596,720)
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(18,059,063)	(13,886,888)
Net accumulation activity	188,830	-	(19,656,362)	(2,391,432)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(1,775)	(5,247)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(44)	(391)
Net annuitization activity	-	-	(1,819)	(5,638)

Net increase (decrease) from contract owner transactions	188,830	-	(19,658,181)	(2,397,070)

Total increase (decrease) in net assets	189,112	-	(25,981,684)	20,743,186

Net assets at beginning of year	-	-	269,667,669	248,924,483
Net assets at end of year	$ 189,112	$ -	$ 243,685,985	$ 269,667,669

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	TDM Sub-Account		FTI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (401,042)	$ (37,473)	$ (177,010)	$ 583,074
Net realized losses	(1,989,043)	(6,463,039)	(20,735,923)	(20,231,941)
Net change in unrealized appreciation/depreciation	(7,349,434)	15,101,002	(5,535,384)	36,729,845
Net (decrease) increase from operations	(9,739,519)	8,600,490	(26,448,317)	17,080,978

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	269,481	269,896	1,750,211	1,476,923
Transfers between Sub-Accounts
(including the Fixed Account), net	1,474,660	(3,596,057)	366,260	(1,483,025)
Withdrawals, surrenders, annuitizations
and contract charges	(6,242,630)	(4,331,064)	(42,018,055)	(38,998,258)
Net accumulation activity	(4,498,489)	(7,657,225)	(39,901,584)	(39,004,360)

Annuitization Activity:
Annuitizations	-	3,248	-	2,954
Annuity payments and contract charges	(939)	(883)	(13,143)	(12,846)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	215	(559)	900	(1,045)
Net annuitization activity	(724)	1,806	(12,243)	(10,937)

Net decrease from contract owner transactions	(4,499,213)	(7,655,419)	(39,913,827)	(39,015,297)

Total (decrease) increase in net assets	(14,238,732)	945,071	(66,362,144)	(21,934,319)

Net assets at beginning of year	60,725,526	59,780,455	273,652,493	295,586,812
Net assets at end of year	$ 46,486,794	$ 60,725,526	$ 207,290,349	$ 273,652,493

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	AAX Sub-Account		FTG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (409)	$ -	$ (117,108)	$ (126,191)
Net realized losses	(2)	-	(3,107,548)	(3,734,745)
Net change in unrealized appreciation/depreciation	639	-	489,250	5,750,714
Net increase (decrease) from operations	228	-	(2,735,406)	1,889,778

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	225,085	-	1,587,559	2,957,446
Transfers between Sub-Accounts
(including the Fixed Account), net	85,489	-	443,541	534,227
Withdrawals, surrenders, annuitizations
and contract charges	(203)	-	(4,091,808)	(3,656,120)
Net accumulation activity	310,371	-	(2,060,708)	(164,447)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	310,371	-	(2,060,708)	(164,447)

Total increase (decrease) in net assets	310,599	-	(4,796,114)	1,725,331

Net assets at beginning of year	-	-	35,600,674	33,875,343
Net assets at end of year	$ 310,599	$ -	$ 30,804,560	$ 35,600,674

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	HBF Sub-Account		HVD Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (59,704)	$ (90,765)	$ 94,587	$ 91,087
Net realized gains	110,991	45,070	155,657	27,079
Net change in unrealized appreciation/depreciation	(108,058)	677,008	(29,881)	285,516
Net (decrease) increase from operations	(56,771)	631,313	220,363	403,682

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	5,876,612	3,127,053	457,169	802,328
Transfers between Sub-Accounts
(including the Fixed Account), net	1,136,657	3,028,939	120,337	67,729
Withdrawals, surrenders, annuitizations
and contract charges	(422,240)	(172,570)	(188,053)	(125,678)
Net accumulation activity	6,591,029	5,983,422	389,453	744,379

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	6,591,029	5,983,422	389,453	744,379

Total increase in net assets	6,534,258	6,614,735	609,816	1,148,061

Net assets at beginning of year	9,572,118	2,957,383	3,761,330	2,613,269
Net assets at end of year	$ 16,106,376	$ 9,572,118	$ 4,371,146	$ 3,761,330

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	HVG Sub-Account		HVI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (11,222)	$ (8,350)	$ 14,192	$ 12,829
Net realized gains (losses)	10,797	(20,664)	16,461	(11,333)
Net change in unrealized appreciation/depreciation	(37,962)	102,343	29,960	99,542
Net (decrease) increase from operations	(38,387)	73,329	60,613	101,038

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	47,169	273,107	-	65,083
Transfers between Sub-Accounts
(including the Fixed Account), net	12,278	41,048	(14,685)	93,207
Withdrawals, surrenders, annuitizations
and contract charges	(28,914)	(34,629)	(34,460)	(64,170)
Net accumulation activity	30,533	279,526	(49,145)	94,120

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	30,533	279,526	(49,145)	94,120

Total (decrease) increase in net assets	(7,854)	352,855	11,468	195,158

Net assets at beginning of year	815,820	462,965	1,103,265	908,107
Net assets at end of year	$ 807,966	$ 815,820	$ 1,114,733	$ 1,103,265

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	HVE Sub-Account		HVM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (19,109)	$ (9,589)	$ (599)	$ (352)
Net realized gains (losses)	91,806	230	55	(306)
Net change in unrealized appreciation/depreciation	(740,178)	400,651	(956)	6,148
Net (decrease) increase from operations	(667,481)	391,292	(1,500)	5,490

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	284,776	1,266,358	8,977	-
Transfers between Sub-Accounts
(including the Fixed Account), net	625,955	483,150	21,785	6,286
Withdrawals, surrenders, annuitizations
and contract charges	(180,534)	(179,111)	(955)	(200)
Net accumulation activity	730,197	1,570,397	29,807	6,086

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	730,197	1,570,397	29,807	6,086

Total increase in net assets	62,716	1,961,689	28,307	11,576

Net assets at beginning of year	4,914,149	2,952,460	49,237	37,661
Net assets at end of year	$ 4,976,865	$ 4,914,149	$ 77,544	$ 49,237

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	HVC Sub-Account		HVS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (15,418)	$ (11,597)	$ 59,016	$ 29,685
Net realized gains	30,659	11,669	52,714	6,696
Net change in unrealized appreciation/depreciation	(69,829)	233,987	149,991	12,648
Net (decrease) increase from operations	(54,588)	234,059	261,721	49,029

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	39,831	147,014	3,019,516	2,156,518
Transfers between Sub-Accounts
(including the Fixed Account), net	38,299	(109,475)	430,155	1,947,219
Withdrawals, surrenders, annuitizations
and contract charges	(45,512)	(52,673)	(314,873)	(68,008)
Net accumulation activity	32,618	(15,134)	3,134,798	4,035,729

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	32,618	(15,134)	3,134,798	4,035,729

Total (decrease) increase in net assets	(21,970)	218,925	3,396,519	4,084,758

Net assets at beginning of year	1,289,234	1,070,309	5,028,611	943,853
Net assets at end of year	$ 1,267,264	$ 1,289,234	$ 8,425,130	$ 5,028,611

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	HVN Sub-Account		HRS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (6,453)	$ (5,554)	$ (34,609)	$ (20,668)
Net realized gains (losses)	517	(6,370)	76,326	31,869
Net change in unrealized appreciation/depreciation	(55,256)	61,907	(325,556)	325,885
Net (decrease) increase from operations	(61,192)	49,983	(283,839)	337,086

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	(1)	49,704	356,002	771,053
Transfers between Sub-Accounts
(including the Fixed Account), net	87,841	(4,024)	298,782	291,873
Withdrawals, surrenders, annuitizations
and contract charges	(14,326)	(38,567)	(87,654)	(46,510)
Net accumulation activity	73,514	7,113	567,130	1,016,416

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	73,514	7,113	567,130	1,016,416

Total increase in net assets	12,322	57,096	283,291	1,353,502

Net assets at beginning of year	389,238	332,142	2,215,321	861,819
Net assets at end of year	$ 401,560	$ 389,238	$ 2,498,612	$ 2,215,321

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	HVR Sub-Account		HSS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (16,736)	$ (2,845)	$ (76,345)	$ (40,358)
Net realized gains	45,190	15,243	215,969	294,505
Net change in unrealized appreciation/depreciation	36,303	55,052	(272,980)	748,154
Net increase (decrease) from operations	64,757	67,450	(133,356)	1,002,301

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	148,122	412,579	500,962	1,081,906
Transfers between Sub-Accounts
(including the Fixed Account), net	(12,064)	181,126	260,464	134,952
Withdrawals, surrenders, annuitizations
and contract charges	(49,397)	(19,919)	(199,972)	(112,590)
Net accumulation activity	86,661	573,786	561,454	1,104,268

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	86,661	573,786	561,454	1,104,268

Total increase in net assets	151,418	641,236	428,098	2,106,569

Net assets at beginning of year	1,220,000	578,764	4,587,826	2,481,257
Net assets at end of year	$ 1,371,418	$ 1,220,000	$ 5,015,924	$ 4,587,826

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	AI8 Sub-Account		VKC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (18)	$ -	$ (71,713)	$ (38,335)
Net realized (losses) gains	(1)	-	643,544	507,015
Net change in unrealized appreciation/depreciation	(252)	-	(687,441)	447,776
Net (decrease) increase from operations	(271)	-	(115,610)	916,456

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	7,817	-	1,086,698	1,304,959
Transfers between Sub-Accounts
(including the Fixed Account), net	4,954	-	94,656	1,313,156
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(388,016)	(280,141)
Net accumulation activity	12,771	-	793,338	2,337,974

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	12,771	-	793,338	2,337,974

Total increase in net assets	12,500	-	677,728	3,254,430

Net assets at beginning of year	-	-	5,813,854	2,559,424
Net assets at end of year	$ 12,500	$ -	$ 6,491,582	$ 5,813,854

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	VLC Sub-Account		VKU Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (76,155)	$ (333,132)	$ (7,100)	$ 72,209
Net realized gains (losses)	1,412,990	(971,517)	848,883	560,020
Net change in unrealized appreciation/depreciation	(2,322,504)	4,196,691	(2,444,214)	1,969,610
Net (decrease) increase from operations	(985,669)	2,892,042	(1,602,431)	2,601,839

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,376,247	1,959,183	19,407,060	7,390,463
Transfers between Sub-Accounts
(including the Fixed Account), net	(148,073)	2,425,774	6,285,673	439,198
Withdrawals, surrenders, annuitizations
and contract charges	(2,073,465)	(1,702,495)	(1,669,668)	(1,425,271)
Net accumulation activity	(845,291)	2,682,462	24,023,065	6,404,390

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(845,291)	2,682,462	24,023,065	6,404,390

Total (decrease) increase in net assets	(1,830,960)	5,574,504	22,420,634	9,006,229

Net assets at beginning of year	24,645,773	19,071,269	29,230,936	20,224,707
Net assets at end of year	$ 22,814,813	$ 24,645,773	$ 51,651,570	$ 29,230,936

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	AAY Sub-Account		AAM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (1,370)	$ -	$ (57)	$ -
Net realized gains	10	-	-	-
Net change in unrealized appreciation/depreciation	5,549	-	569	-
Net increase from operations	4,189	-	512	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,002,054	-	52,501	-
Transfers between Sub-Accounts
(including the Fixed Account), net	706,334	-	527	-
Withdrawals, surrenders, annuitizations
and contract charges	(402)	-	-	-
Net accumulation activity	1,707,986	-	53,028	-

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	1,707,986	-	53,028	-

Total increase in net assets	1,712,175	-	53,540	-

Net assets at beginning of year	-	-	-	-
Net assets at end of year	$ 1,712,175	$ -	$ 53,540	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	LRE Sub-Account		LA9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 236,140	$ (148,310)	$ (851,140)	$ (869,133)
Net realized gains	5,487,658	2,403,644	10,983,395	1,560,426
Net change in unrealized appreciation/depreciation	(18,465,347)	7,193,278	(15,665,930)	9,152,488
Net (decrease) increase from operations	(12,741,549)	9,448,612	(5,533,675)	9,843,781

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	7,997,091	12,045,043	1,384,103	1,515,618
Transfers between Sub-Accounts
(including the Fixed Account), net	5,055,758	4,139,897	1,472,009	(6,381,219)
Withdrawals, surrenders, annuitizations
and contract charges	(4,540,903)	(3,199,616)	(6,746,689)	(6,124,052)
Net accumulation activity	8,511,946	12,985,324	(3,890,577)	(10,989,653)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(1,544)	(1,644)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	105	(271)
Net annuitization activity	-	-	(1,439)	(1,915)

Net increase (decrease) from contract owner transactions	8,511,946	12,985,324	(3,892,016)	(10,991,568)

Total (decrease) increase in net assets	(4,229,603)	22,433,936	(9,425,691)	(1,147,787)

Net assets at beginning of year	61,493,993	39,060,057	50,950,452	52,098,239
Net assets at end of year	$ 57,264,390	$ 61,493,993	$ 41,524,761	$ 50,950,452

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	LAV Sub-Account		MIT Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (741,297)	$ (611,904)	$ 1,428,177	$ 1,200,161
Net realized gains (losses)	4,434,962	170,620	6,865,434	(1,890,102)
Net change in unrealized appreciation/depreciation	(7,113,301)	7,575,694	(5,859,002)	45,141,510
Net (decrease) increase from operations	(3,419,636)	7,134,410	2,434,609	44,451,569

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3,727,176	3,979,072	4,064,483	3,452,756
Transfers between Sub-Accounts
(including the Fixed Account), net	3,073,501	(1,846,927)	(5,284,779)	(7,781,622)
Withdrawals, surrenders, annuitizations
and contract charges	(5,697,894)	(4,064,548)	(41,604,784)	(41,122,514)
Net accumulation activity	1,102,783	(1,962,403)	(42,825,080)	(45,451,380)

Annuitization Activity:
Annuitizations	-	-	49,116	46,847
Annuity payments and contract charges	-	-	(297,328)	(236,745)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(26,914)	(137,216)
Net annuitization activity	-	-	(275,126)	(327,114)

Net increase (decrease) from contract owner transactions	1,102,783	(1,962,403)	(43,100,206)	(45,778,494)

Total (decrease) increase in net assets	(2,316,853)	5,172,007	(40,665,597)	(1,326,925)

Net assets at beginning of year	48,288,792	43,116,785	329,127,899	330,454,824
Net assets at end of year	$ 45,971,939	$ 48,288,792	$ 288,462,302	$ 329,127,899

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	MFL Sub-Account		BDS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (219,153)	$ (314,547)	$ 3,076,162	$ 2,736,440
Net realized gains (losses)	1,981,548	(868,876)	1,630,942	185,705
Net change in unrealized appreciation/depreciation	(945,329)	23,909,406	(192,225)	5,482,332
Net increase from operations	817,066	22,725,983	4,514,879	8,404,477

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,141,500	1,249,389	1,102,950	1,258,154
Transfers between Sub-Accounts
(including the Fixed Account), net	(10,266,812)	(12,492,684)	2,915,066	8,183,604
Withdrawals, surrenders, annuitizations
and contract charges	(25,478,133)	(25,658,842)	(13,070,839)	(14,382,386)
Net accumulation activity	(34,603,445)	(36,902,137)	(9,052,823)	(4,940,628)

Annuitization Activity:
Annuitizations	-	-	2,395	-
Annuity payments and contract charges	(7,208)	(7,104)	(36,319)	(37,492)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	(898)	(41,875)	(79,301)
Net annuitization activity	(7,208)	(8,002)	(75,799)	(116,793)

Net decrease from contract owner transactions	(34,610,653)	(36,910,139)	(9,128,622)	(5,057,421)

Total (decrease) increase in net assets	(33,793,587)	(14,184,156)	(4,613,743)	3,347,056

Net assets at beginning of year	168,194,841	182,378,997	93,795,374	90,448,318
Net assets at end of year	$ 134,401,254	$ 168,194,841	$ 89,181,631	$ 93,795,374

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	MF7 Sub-Account		RGS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 4,782,669	$ 2,721,864	$ (494,207)	$ (315,298)
Net realized gains (losses)	6,613,391	1,417,488	(2,781,867)	(5,305,584)
Net change in unrealized appreciation/depreciation	(4,733,564)	5,402,593	1,088,996	20,867,477
Net increase (decrease) from operations	6,662,496	9,541,945	(2,187,078)	15,246,595

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	21,015,972	26,819,041	1,123,432	1,447,246
Transfers between Sub-Accounts
(including the Fixed Account), net	6,027,404	23,955,339	(1,846,519)	(1,074,537)
Withdrawals, surrenders, annuitizations
and contract charges	(18,936,178)	(13,429,433)	(12,557,014)	(12,853,985)
Net accumulation activity	8,107,198	37,344,947	(13,280,101)	(12,481,276)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(1,950)	(1,864)	(76,519)	(45,273)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(102)	(172)	(1,957)	(20,528)
Net annuitization activity	(2,052)	(2,036)	(78,476)	(65,801)

Net increase (decrease) from contract owner transactions	8,105,146	37,342,911	(13,358,577)	(12,547,077)

Total increase (decrease) in net assets	14,767,642	46,884,856	(15,545,655)	2,699,518

Net assets at beginning of year	138,789,021	91,904,165	109,875,527	107,176,009
Net assets at end of year	$ 153,556,663	$ 138,789,021	$ 94,329,872	$ 109,875,527

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	RG1 Sub-Account		MFF Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (325,493)	$ (233,343)	$ (178,831)	$ (189,087)
Net realized gains (losses)	1,462,217	(1,989,290)	779,030	623,831
Net change in unrealized appreciation/depreciation	(2,203,494)	6,841,914	(781,522)	1,023,518
Net (decrease) increase from operations	(1,066,770)	4,619,281	(181,323)	1,458,262

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,809,104	2,076,208	257,235	87,063
Transfers between Sub-Accounts
(including the Fixed Account), net	3,236,035	(1,196,271)	27,256	(116,039)
Withdrawals, surrenders, annuitizations
and contract charges	(3,110,420)	(3,294,175)	(2,507,509)	(1,727,192)
Net accumulation activity	1,934,719	(2,414,238)	(2,223,018)	(1,756,168)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(6,726)	(5,457)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	5	(825)	3	(69)
Net annuitization activity	(6,721)	(6,282)	3	(69)

Net increase (decrease) from contract owner transactions	1,927,998	(2,420,520)	(2,223,015)	(1,756,237)

Total increase (decrease) in net assets	861,228	2,198,761	(2,404,338)	(297,975)

Net assets at beginning of year	34,696,477	32,497,716	12,234,367	12,532,342
Net assets at end of year	$ 35,557,705	$ 34,696,477	$ 9,830,029	$ 12,234,367

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	EME Sub-Account		EM1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (400,766)	$ (337,474)	$ (437,643)	$ (287,567)
Net realized (losses) gains	(2,112,396)	(4,529,739)	2,994,338	208,109
Net change in unrealized appreciation/depreciation	(6,970,297)	14,340,213	(9,923,358)	5,472,939
Net (decrease) increase from operations	(9,483,459)	9,473,000	(7,366,663)	5,393,481

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	408,039	310,758	5,191,493	7,548,344
Transfers between Sub-Accounts
(including the Fixed Account), net	138,128	1,561,489	4,017,240	642,145
Withdrawals, surrenders, annuitizations
and contract charges	(6,626,517)	(5,688,750)	(2,993,420)	(2,351,826)
Net accumulation activity	(6,080,350)	(3,816,503)	6,215,313	5,838,663

Annuitization Activity:
Annuitizations	63,811	5,345	-	-
Annuity payments and contract charges	(33,040)	(27,374)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	28,169	(35,023)	-	-
Net annuitization activity	58,940	(57,052)	-	-

Net (decrease) increase from contract owner transactions	(6,021,410)	(3,873,555)	6,215,313	5,838,663

Total (decrease) increase in net assets	(15,504,869)	5,599,445	(1,151,350)	11,232,144

Net assets at beginning of year	52,175,479	46,576,034	33,610,615	22,378,471
Net assets at end of year	$ 36,670,610	$ 52,175,479	$ 32,459,265	$ 33,610,615

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	GGS Sub-Account		GG1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 222,825	$ (399,185)	$ 11,181	$ (49,389)
Net realized gains (losses)	278,145	(182,443)	74,948	(23,866)
Net change in unrealized appreciation/depreciation	669,954	1,427,904	24,962	154,545
Net increase from operations	1,170,924	846,276	111,091	81,290

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	197,470	316,671	28,234	44,579
Transfers between Sub-Accounts
(including the Fixed Account), net	931,277	678,583	(159,788)	232,805
Withdrawals, surrenders, annuitizations
and contract charges	(3,873,858)	(3,478,674)	(455,705)	(827,197)
Net accumulation activity	(2,745,111)	(2,483,420)	(587,259)	(549,813)

Annuitization Activity:
Annuitizations	-	5,178	-	-
Annuity payments and contract charges	(15,685)	(18,728)	(1,996)	(1,947)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(5,640)	(24,807)	(97)	(101)
Net annuitization activity	(21,325)	(38,357)	(2,093)	(2,048)

Net decrease from contract owner transactions	(2,766,436)	(2,521,777)	(589,352)	(551,861)

Total decrease in net assets	(1,595,512)	(1,675,501)	(478,261)	(470,571)

Net assets at beginning of year	27,603,523	29,279,024	3,072,039	3,542,610
Net assets at end of year	$ 26,008,011	$ 27,603,523	$ 2,593,778	$ 3,072,039

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	GGR Sub-Account		GG2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (438,994)	$ (407,270)	$ (43,540)	$ (43,968)
Net realized gains	3,659,137	3,071,738	165,559	260,069
Net change in unrealized appreciation/depreciation	(7,824,199)	3,547,131	(405,842)	124,591
Net (decrease) increase from operations	(4,604,056)	6,211,599	(283,823)	340,692

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	434,023	774,541	5,158	72,575
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,222,724)	(1,844,502)	(66,116)	(173,482)
Withdrawals, surrenders, annuitizations
and contract charges	(8,230,272)	(8,527,451)	(644,795)	(1,145,842)
Net accumulation activity	(10,018,973)	(9,597,412)	(705,753)	(1,246,749)

Annuitization Activity:
Annuitizations	14,340	-	-	-
Annuity payments and contract charges	(115,487)	(58,157)	(1,964)	(1,829)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	11,975	(15,205)	45	(259)
Net annuitization activity	(89,172)	(73,362)	(1,919)	(2,088)

Net decrease from contract owner transactions	(10,108,145)	(9,670,774)	(707,672)	(1,248,837)

Total decrease in net assets	(14,712,201)	(3,459,175)	(991,495)	(908,145)

Net assets at beginning of year	68,407,784	71,866,959	4,004,065	4,912,210
Net assets at end of year	$ 53,695,583	$ 68,407,784	$ 3,012,570	$ 4,004,065

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	RES Sub-Account		RE1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (266,448)	$ (25,251)	$ (102,447)	$ (71,914)
Net realized gains	2,791,004	1,071,512	331,006	135,897
Net change in unrealized appreciation/depreciation	(12,350,744)	12,732,144	(1,310,807)	1,562,516
Net (decrease) increase from operations	(9,826,188)	13,778,405	(1,082,248)	1,626,499

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,332,172	1,369,807	110,376	160,631
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,126,379)	(3,845,412)	376,916	(265,407)
Withdrawals, surrenders, annuitizations
and contract charges	(14,005,026)	(16,881,758)	(3,306,404)	(2,563,199)
Net accumulation activity	(15,799,233)	(19,357,363)	(2,819,112)	(2,667,975)

Annuitization Activity:
Annuitizations	23,638	29,681	-	-
Annuity payments and contract charges	(99,229)	(112,284)	(2,448)	(2,055)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	25,345	(48,072)	69	(207)
Net annuitization activity	(50,246)	(130,675)	(2,379)	(2,262)

Net decrease from contract owner transactions	(15,849,479)	(19,488,038)	(2,821,491)	(2,670,237)

Total decrease in net assets	(25,675,667)	(5,709,633)	(3,903,739)	(1,043,738)

Net assets at beginning of year	138,046,224	143,755,857	16,215,376	17,259,114
Net assets at end of year	$ 112,370,557	$ 138,046,224	$ 12,311,637	$ 16,215,376

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	GTR Sub-Account		GT2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (354,095)	$ (524,141)	$ (3,721,553)	$ (2,045,863)
Net realized (losses) gains	(1,827,783)	(2,722,457)	4,482,568	(803,343)
Net change in unrealized appreciation/depreciation	2,430,147	6,496,978	(10,072,819)	13,370,121
Net increase (decrease) from operations	248,269	3,250,380	(9,311,804)	10,520,915

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	680,997	746,578	419,924,472	275,234,122
Transfers between Sub-Accounts
(including the Fixed Account), net	848,302	657,421	105,954,293	82,778,660
Withdrawals, surrenders, annuitizations
and contract charges	(11,119,515)	(10,784,107)	(22,175,874)	(5,665,087)
Net accumulation activity	(9,590,216)	(9,380,108)	503,702,891	352,347,695

Annuitization Activity:
Annuitizations	2,541	15,666	-	-
Annuity payments and contract charges	(71,687)	(68,832)	(2,072)	(2,029)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(19,035)	(20,189)	(81)	(162)
Net annuitization activity	(88,181)	(73,355)	(2,153)	(2,191)

Net (decrease) increase from contract owner transactions	(9,678,397)	(9,453,463)	503,700,738	352,345,504

Total (decrease) increase in net assets	(9,430,128)	(6,203,083)	494,388,934	362,866,419

Net assets at beginning of year	83,182,897	89,385,980	374,030,587	11,164,168
Net assets at end of year	$ 73,752,769	$ 83,182,897	$ 868,419,521	$ 374,030,587

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	GSS Sub-Account		MFK Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income	$ 3,885,749	$ 4,309,753	$ 7,322,277	$ 6,699,523
Net realized gains	2,894,408	2,089,696	7,327,698	3,863,911
Net change in unrealized appreciation/depreciation	2,851,977	232,090	5,718,871	(95,451)
Net increase from operations	9,632,134	6,631,539	20,368,846	10,467,983

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3,392,381	2,443,434	26,558,221	33,275,827
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,526,229)	2,306,290	(22,504,527)	25,231,618
Withdrawals, surrenders, annuitizations
and contract charges	(29,902,894)	(30,646,372)	(43,432,519)	(45,202,211)
Net accumulation activity	(29,036,742)	(25,896,648)	(39,378,825)	13,305,234

Annuitization Activity:
Annuitizations	35,648	21,231	-	124,637
Annuity payments and contract charges	(131,706)	(172,359)	(28,050)	(25,171)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	5,549	6,534	(6,365)	(9,099)
Net annuitization activity	(90,509)	(144,594)	(34,415)	90,367

Net (decrease) increase from contract owner transactions	(29,127,251)	(26,041,242)	(39,413,240)	13,395,601

Total (decrease) increase in net assets	(19,495,117)	(19,409,703)	(19,044,394)	23,863,584

Net assets at beginning of year	182,422,116	201,831,819	398,410,866	374,547,282
Net assets at end of year	$ 162,926,999	$ 182,422,116	$ 379,366,472	$ 398,410,866

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	EGS Sub-Account		HYS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (1,700,823)	$ (1,801,212)	$ 6,694,185	$ 7,854,342
Net realized gains (losses)	5,195,511	3,163,874	(1,663,443)	(5,220,494)
Net change in unrealized appreciation/depreciation	(5,766,397)	16,591,684	(2,362,572)	10,196,832
Net (decrease) increase from operations	(2,271,709)	17,954,346	2,668,170	12,830,680

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,519,327	1,241,227	1,850,064	888,751
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,766,537)	(1,926,520)	(607,041)	(1,092,178)
Withdrawals, surrenders, annuitizations
and contract charges	(14,628,254)	(15,896,050)	(16,150,520)	(13,939,425)
Net accumulation activity	(14,875,464)	(16,581,343)	(14,907,497)	(14,142,852)

Annuitization Activity:
Annuitizations	64,034	25,850	45,210	11,220
Annuity payments and contract charges	(112,517)	(76,180)	(71,120)	(89,677)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(269)	(38,762)	(29,757)	(57,516)
Net annuitization activity	(48,752)	(89,092)	(55,667)	(135,973)

Net decrease from contract owner transactions	(14,924,216)	(16,670,435)	(14,963,164)	(14,278,825)

Total (decrease) increase in net assets	(17,195,925)	1,283,911	(12,294,994)	(1,448,145)

Net assets at beginning of year	142,268,348	140,984,437	99,394,800	100,842,945
Net assets at end of year	$ 125,072,423	$ 142,268,348	$ 87,099,806	$ 99,394,800

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	MFC Sub-Account		IGS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 5,302,344	$ 6,900,949	$ (199,043)	$ (352,389)
Net realized (losses) gains	(885,227)	(3,141,410)	1,381,325	(4,415,102)
Net change in unrealized appreciation/depreciation	(2,491,984)	7,457,171	(8,348,282)	12,746,238
Net increase (decrease) from operations	1,925,133	11,216,710	(7,166,000)	7,978,747

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	732,679	778,202	723,550	753,435
Transfers between Sub-Accounts
(including the Fixed Account), net	(4,284,365)	(3,566,424)	(1,153,199)	(1,825,373)
Withdrawals, surrenders, annuitizations
and contract charges	(14,474,851)	(15,163,458)	(8,227,026)	(9,194,565)
Net accumulation activity	(18,026,537)	(17,951,680)	(8,656,675)	(10,266,503)

Annuitization Activity:
Annuitizations	-	1,474	13,142	32,505
Annuity payments and contract charges	(9,368)	(8,557)	(26,696)	(25,301)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(1,348)	(2,270)	8,795	(14,533)
Net annuitization activity	(10,716)	(9,353)	(4,759)	(7,329)

Net decrease from contract owner transactions	(18,037,253)	(17,961,033)	(8,661,434)	(10,273,832)

Total decrease in net assets	(16,112,120)	(6,744,323)	(15,827,434)	(2,295,085)

Net assets at beginning of year	89,107,908	95,852,231	66,861,752	69,156,837
Net assets at end of year	$ 72,995,788	$ 89,107,908	$ 51,034,318	$ 66,861,752

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	IG1 Sub-Account		MII Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (186,216)	$ (233,681)	$ (104,361)	$ 108,739
Net realized gains (losses)	2,266,309	(1,661,309)	(2,126,151)	(2,475,757)
Net change in unrealized appreciation/depreciation	(5,431,548)	4,961,500	951,034	6,171,841
Net (decrease) increase from operations	(3,351,455)	3,066,510	(1,279,478)	3,804,823

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,842,154	2,666,100	573,059	343,353
Transfers between Sub-Accounts
(including the Fixed Account), net	1,122,831	(356,966)	(1,876,325)	(864,825)
Withdrawals, surrenders, annuitizations
and contract charges	(2,652,125)	(2,981,179)	(6,635,187)	(6,840,628)
Net accumulation activity	312,860	(672,045)	(7,938,453)	(7,362,100)

Annuitization Activity:
Annuitizations	-	-	17,416	11,475
Annuity payments and contract charges	-	-	(33,901)	(32,557)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	99	(115)	(5,865)	(18,264)
Net annuitization activity	99	(115)	(22,350)	(39,346)

Net increase (decrease) from contract owner transactions	312,959	(672,160)	(7,960,803)	(7,401,446)

Total (decrease) increase in net assets	(3,038,496)	2,394,350	(9,240,281)	(3,596,623)

Net assets at beginning of year	27,188,090	24,793,740	55,418,037	59,014,660
Net assets at end of year	$ 24,149,594	$ 27,188,090	$ 46,177,756	$ 55,418,037

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	MI1 Sub-Account		MIS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (1,167,495)	$ (563,981)	$ (2,936,236)	$ (4,024,338)
Net realized (losses) gains	(7,214,597)	(7,525,535)	10,265,533	4,920,662
Net change in unrealized appreciation/depreciation	3,308,356	21,107,265	(8,477,280)	38,176,157
Net (decrease) increase from operations	(5,073,736)	13,017,749	(1,147,983)	39,072,481

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,468,044	3,560,400	4,941,279	3,776,093
Transfers between Sub-Accounts
(including the Fixed Account), net	(11,029,644)	4,838,958	(9,321,755)	(12,102,400)
Withdrawals, surrenders, annuitizations
and contract charges	(20,879,495)	(12,933,860)	(47,535,979)	(48,044,004)
Net accumulation activity	(29,441,095)	(4,534,502)	(51,916,455)	(56,370,311)

Annuitization Activity:
Annuitizations	-	10,596	44,815	65,515
Annuity payments and contract charges	(2,956)	(2,764)	(441,257)	(372,281)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	256	(1,326)	1,472	(25,759)
Net annuitization activity	(2,700)	6,506	(394,970)	(332,525)

Net decrease from contract owner transactions	(29,443,795)	(4,527,996)	(52,311,425)	(56,702,836)

Total (decrease) increase in net assets	(34,517,531)	8,489,753	(53,459,408)	(17,630,355)

Net assets at beginning of year	192,674,447	184,184,694	374,470,706	392,101,061
Net assets at end of year	$ 158,156,916	$ 192,674,447	$ 321,011,298	$ 374,470,706

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	M1B Sub-Account		MCS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (765,592)	$ (1,020,618)	$ (343,244)	$ (311,347)
Net realized gains (losses)	1,365,568	614,017	(162,810)	(604,551)
Net change in unrealized appreciation/depreciation	(845,710)	6,942,527	(1,293,631)	6,160,747
Net (decrease) increase from operations	(245,734)	6,535,926	(1,799,685)	5,244,849

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	588,346	596,268	259,621	222,475
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,360,989)	(2,829,628)	(610,400)	2,003,345
Withdrawals, surrenders, annuitizations
and contract charges	(12,225,635)	(13,156,454)	(3,190,975)	(2,850,587)
Net accumulation activity	(14,998,278)	(15,389,814)	(3,541,754)	(624,767)

Annuitization Activity:
Annuitizations	-	2,530	-	15,495
Annuity payments and contract charges	(5,011)	(4,022)	(7,616)	(7,054)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(138)	(303)	1,487	(3,019)
Net annuitization activity	(5,149)	(1,795)	(6,129)	5,422

Net decrease from contract owner transactions	(15,003,427)	(15,391,609)	(3,547,883)	(619,345)

Total (decrease) increase in net assets	(15,249,161)	(8,855,683)	(5,347,568)	4,625,504

Net assets at beginning of year	63,674,137	72,529,820	24,915,455	20,289,951
Net assets at end of year	$ 48,424,976	$ 63,674,137	$ 19,567,887	$ 24,915,455

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	MC1 Sub-Account		MMS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (211,573)	$ (242,463)	$ (1,472,427)	$ (1,814,056)
Net realized gains (losses)	434,600	(509,620)	-	-
Net change in unrealized appreciation/depreciation	(1,156,994)	4,305,962	-	-
Net (decrease) increase from operations	(933,967)	3,553,879	(1,472,427)	(1,814,056)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	92,590	241,078	5,749,297	7,711,175
Transfers between Sub-Accounts
(including the Fixed Account), net	(500,708)	(891,854)	19,835,279	17,373,035
Withdrawals, surrenders, annuitizations
and contract charges	(3,002,106)	(3,449,660)	(41,816,757)	(52,479,905)
Net accumulation activity	(3,410,224)	(4,100,436)	(16,232,181)	(27,395,695)

Annuitization Activity:
Annuitizations	-	1,038	193,878	302,433
Annuity payments and contract charges	(1,538)	(1,020)	(160,292)	(336,938)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	63	(342)	(27,229)	(11,666)
Net annuitization activity	(1,475)	(324)	6,357	(46,171)

Net decrease from contract owner transactions	(3,411,699)	(4,100,760)	(16,225,824)	(27,441,866)

Total decrease in net assets	(4,345,666)	(546,881)	(17,698,251)	(29,255,922)

Net assets at beginning of year	15,073,695	15,620,576	113,721,713	142,977,635
Net assets at end of year	$ 10,728,029	$ 15,073,695	$ 96,023,462	$ 113,721,713

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	MM1 Sub-Account		NWD Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (2,396,162)	$ (2,883,955)	$ (956,720)	$ (908,193)
Net realized gains	-	-	8,392,205	2,681,838
Net change in unrealized appreciation/depreciation	-	-	(14,624,715)	17,195,895
Net (decrease) increase from operations	(2,396,162)	(2,883,955)	(7,189,230)	18,969,540

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3,052,697	2,569,132	1,449,456	689,082
Transfers between Sub-Accounts
(including the Fixed Account), net	53,527,157	38,156,057	896,622	(2,978,621)
Withdrawals, surrenders, annuitizations
and contract charges	(88,933,627)	(60,311,787)	(9,562,337)	(8,270,371)
Net accumulation activity	(32,353,773)	(19,586,598)	(7,216,259)	(10,559,910)

Annuitization Activity:
Annuitizations	-	56,798	13,280	15,041
Annuity payments and contract charges	(27,656)	(27,632)	(52,917)	(26,329)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(1,061)	(1,476)	3,813	(13,347)
Net annuitization activity	(28,717)	27,690	(35,824)	(24,635)

Net decrease from contract owner transactions	(32,382,490)	(19,558,908)	(7,252,083)	(10,584,545)

Total (decrease) increase in net assets	(34,778,652)	(22,442,863)	(14,441,313)	8,384,995

Net assets at beginning of year	158,401,447	180,844,310	69,127,087	60,742,092
Net assets at end of year	$ 123,622,795	$ 158,401,447	$ 54,685,774	$ 69,127,087

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	M1A Sub-Account		RIS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (1,250,462)	$ (1,385,031)	$ 212,925	$ (36,685)
Net realized gains (losses)	9,910,344	(1,076,462)	(2,839,308)	(3,319,974)
Net change in unrealized appreciation/depreciation	(16,413,135)	26,206,763	(1,910,466)	6,741,449
Net (decrease) increase from operations	(7,753,253)	23,745,270	(4,536,849)	3,384,790

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	513,982	484,578	432,111	501,147
Transfers between Sub-Accounts
(including the Fixed Account), net	(614,378)	(17,819,747)	(905,203)	(671,244)
Withdrawals, surrenders, annuitizations
and contract charges	(11,882,631)	(12,331,914)	(4,721,794)	(5,242,889)
Net accumulation activity	(11,983,027)	(29,667,083)	(5,194,886)	(5,412,986)

Annuitization Activity:
Annuitizations	-	-	3,435	4,668
Annuity payments and contract charges	(10,473)	(8,597)	(14,350)	(16,808)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	822	(2,318)	(2,442)	(4,878)
Net annuitization activity	(9,651)	(10,915)	(13,357)	(17,018)

Net decrease from contract owner transactions	(11,992,678)	(29,677,998)	(5,208,243)	(5,430,004)

Total decrease in net assets	(19,745,931)	(5,932,728)	(9,745,092)	(2,045,214)

Net assets at beginning of year	80,056,321	85,989,049	42,251,199	44,296,413
Net assets at end of year	$ 60,310,390	$ 80,056,321	$ 32,506,107	$ 42,251,199

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	RI1 Sub-Account		SIS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 26,719	$ (629,902)	$ 1,614,515	$ 1,553,487
Net realized losses	(9,675,153)	(15,817,810)	(272,861)	(596,207)
Net change in unrealized appreciation/depreciation	(2,640,814)	25,553,954	(141,430)	2,358,826
Net (decrease) increase from operations	(12,289,248)	9,106,242	1,200,224	3,316,106

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,551,004	2,119,126	685,234	471,492
Transfers between Sub-Accounts
(including the Fixed Account), net	1,399,067	(876,886)	2,662,657	2,954,221
Withdrawals, surrenders, annuitizations
and contract charges	(14,817,447)	(15,387,666)	(6,667,875)	(6,283,968)
Net accumulation activity	(10,867,376)	(14,145,426)	(3,319,984)	(2,858,255)

Annuitization Activity:
Annuitizations	-	2,267	4,641	23,036
Annuity payments and contract charges	(2,780)	(3,127)	(30,389)	(35,888)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	376	(425)	2,938	1,416
Net annuitization activity	(2,404)	(1,285)	(22,810)	(11,436)

Net decrease from contract owner transactions	(10,869,780)	(14,146,711)	(3,342,794)	(2,869,691)

Total (decrease) increase in net assets	(23,159,028)	(5,040,469)	(2,142,570)	446,415

Net assets at beginning of year	113,396,073	118,436,542	39,058,974	38,612,559
Net assets at end of year	$ 90,237,045	$ 113,396,073	$ 36,916,404	$ 39,058,974

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	SI1 Sub-Account		TEC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 404,866	$ 398,183	$ (221,785)	$ (207,685)
Net realized gains (losses)	64,492	(217,778)	1,312,661	617,770
Net change in unrealized appreciation/depreciation	(195,560)	710,294	(1,093,071)	2,121,114
Net increase (decrease) from operations	273,798	890,699	(2,195)	2,531,199

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	834,847	53,217	80,861	129,365
Transfers between Sub-Accounts
(including the Fixed Account), net	542,739	865,883	356,586	20,767
Withdrawals, surrenders, annuitizations
and contract charges	(2,118,287)	(2,471,468)	(1,691,719)	(1,368,959)
Net accumulation activity	(740,701)	(1,552,368)	(1,254,272)	(1,218,827)

Annuitization Activity:
Annuitizations	-	-	-	1,799
Annuity payments and contract charges	(3,303)	(3,214)	(3,414)	(2,604)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(183)	(335)	(127)	(1,084)
Net annuitization activity	(3,486)	(3,549)	(3,541)	(1,889)

Net decrease from contract owner transactions	(744,187)	(1,555,917)	(1,257,813)	(1,220,716)

Total (decrease) increase in net assets	(470,389)	(665,218)	(1,260,008)	1,310,483

Net assets at beginning of year	10,489,949	11,155,167	15,842,093	14,531,610
Net assets at end of year	$ 10,019,560	$ 10,489,949	$ 14,582,085	$ 15,842,093

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	TE1 Sub-Account		TRS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (25,788)	$ (25,827)	$ 6,096,491	$ 7,073,716
Net realized gains (losses)	183,554	119,729	(2,769,230)	(9,321,443)
Net change in unrealized appreciation/depreciation	(166,157)	166,829	(513,636)	43,345,284
Net (decrease) increase from operations	(8,391)	260,731	2,813,625	41,097,557

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	50,073	113,456	7,287,457	6,749,347
Transfers between Sub-Accounts
(including the Fixed Account), net	(10,029)	34,354	(2,379,971)	(6,101,083)
Withdrawals, surrenders, annuitizations
and contract charges	(351,568)	(405,404)	(66,302,208)	(69,914,778)
Net accumulation activity	(311,524)	(257,594)	(61,394,722)	(69,266,514)

Annuitization Activity:
Annuitizations	-	-	328,459	421,971
Annuity payments and contract charges	-	-	(590,765)	(605,182)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(123,567)	(161,559)
Net annuitization activity	-	-	(385,873)	(344,770)

Net decrease from contract owner transactions	(311,524)	(257,594)	(61,780,595)	(69,611,284)

Total (decrease) increase in net assets	(319,915)	3,137	(58,966,970)	(28,513,727)

Net assets at beginning of year	1,776,216	1,773,079	506,544,820	535,058,547
Net assets at end of year	$ 1,456,301	$ 1,776,216	$ 447,577,850	$ 506,544,820

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	MFJ Sub-Account		UTS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income	$ 4,968,703	$ 6,347,081	$ 3,279,060	$ 2,963,376
Net realized (losses) gains	(19,163,907)	(24,595,166)	10,818,373	10,509,303
Net change in unrealized appreciation/depreciation	14,724,697	73,206,441	(4,977,596)	4,886,592
Net increase from operations	529,493	54,958,356	9,119,837	18,359,271

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	33,086,471	35,405,597	1,962,473	1,957,646
Transfers between Sub-Accounts
(including the Fixed Account), net	(15,321,538)	(17,562,522)	(1,102,279)	(3,473,462)
Withdrawals, surrenders, annuitizations
and contract charges	(100,111,041)	(91,188,599)	(21,767,374)	(24,410,951)
Net accumulation activity	(82,346,108)	(73,345,524)	(20,907,180)	(25,926,767)

Annuitization Activity:
Annuitizations	-	199,457	68,016	263,415
Annuity payments and contract charges	(24,238)	(29,160)	(152,914)	(107,790)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(4,635)	(13,434)	(36,555)	(64,734)
Net annuitization activity	(28,873)	156,863	(121,453)	90,891

Net decrease from contract owner transactions	(82,374,981)	(73,188,661)	(21,028,633)	(25,835,876)

Total decrease in net assets	(81,845,488)	(18,230,305)	(11,908,796)	(7,476,605)

Net assets at beginning of year	724,908,318	743,138,623	165,648,150	173,124,755
Net assets at end of year	$ 643,062,830	$ 724,908,318	$ 153,739,354	$ 165,648,150

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	MFE Sub-Account		MVS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 1,836,045	$ 1,454,288	$ 214,314	$ (32,550)
Net realized (losses) gains	(1,250,241)	(7,930,782)	4,784,422	(3,060,919)
Net change in unrealized appreciation/depreciation	4,756,412	18,283,727	(6,433,295)	14,394,902
Net increase (decrease) from operations	5,342,216	11,807,233	(1,434,559)	11,301,433

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	4,512,983	8,534,981	1,560,714	1,274,846
Transfers between Sub-Accounts
(including the Fixed Account), net	6,416,240	(636,392)	(1,462,773)	937,980
Withdrawals, surrenders, annuitizations
and contract charges	(11,092,566)	(9,859,860)	(15,445,829)	(16,768,332)
Net accumulation activity	(163,343)	(1,961,271)	(15,347,888)	(14,555,506)

Annuitization Activity:
Annuitizations	-	-	13,436	-
Annuity payments and contract charges	(5,415)	(9,000)	(104,120)	(111,308)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(345)	(695)	(6,318)	(10,276)
Net annuitization activity	(5,760)	(9,695)	(97,002)	(121,584)

Net decrease from contract owner transactions	(169,103)	(1,970,966)	(15,444,890)	(14,677,090)

Total increase (decrease) in net assets	5,173,113	9,836,267	(16,879,449)	(3,375,657)

Net assets at beginning of year	111,476,038	101,639,771	122,377,852	125,753,509
Net assets at end of year	$ 116,649,151	$ 111,476,038	$ 105,498,403	$ 122,377,852

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	MV1 Sub-Account		AAN Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (578,891)	$ (980,753)	$ (2,530)	$ -
Net realized gains (losses)	7,851,039	(12,070,497)	(103)	-
Net change in unrealized appreciation/depreciation	(10,684,885)	32,476,805	14,949	-
Net (decrease) increase from operations	(3,412,737)	19,425,555	12,316	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	5,877,787	9,119,713	1,915,802	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(7,617,136)	(2,828,609)	382,797	-
Withdrawals, surrenders, annuitizations
and contract charges	(24,562,258)	(22,612,378)	(15,746)	-
Net accumulation activity	(26,301,607)	(16,321,274)	2,282,853	-

Annuitization Activity:
Annuitizations	-	1,115	-	-
Annuity payments and contract charges	(8,428)	(11,606)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(632)	(1,454)	-	-
Net annuitization activity	(9,060)	(11,945)	-	-

Net (decrease) increase from contract owner transactions	(26,310,667)	(16,333,219)	2,282,853	-

Total (decrease) increase in net assets	(29,723,404)	3,092,336	2,295,169	-

Net assets at beginning of year	219,524,012	216,431,676	-	-
Net assets at end of year	$ 189,800,608	$ 219,524,012	$ 2,295,169	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	AAW Sub-Account		VKM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (38)	$ -	$ (256,078)	$ (181,284)
Net realized (losses) gains	(1)	-	2,267,652	1,441,328
Net change in unrealized appreciation/depreciation	(668)	-	(3,638,876)	1,601,633
Net (decrease) increase from operations	(707)	-	(1,627,302)	2,861,677

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	14,590	-	1,180,837	2,149,239
Transfers between Sub-Accounts
(including the Fixed Account), net	9,666	-	1,604,746	1,091,195
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(1,123,916)	(502,106)
Net accumulation activity	24,256	-	1,661,667	2,738,328

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	24,256	-	1,661,667	2,738,328

Total increase in net assets	23,549	-	34,365	5,600,005

Net assets at beginning of year	-	-	14,589,309	8,989,304
Net assets at end of year	$ 23,549	$ -	$ 14,623,674	$ 14,589,309

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	OBV Sub-Account		OCA Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 55,002	$ (61,068)	$ (410,541)	$ (457,152)
Net realized gains (losses)	373,844	(231,357)	(278,018)	(647,622)
Net change in unrealized appreciation/depreciation	(608,198)	1,587,695	(93,688)	2,963,015
Net (decrease) increase from operations	(179,352)	1,295,270	(782,247)	1,858,241

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	10,438	243,081	1,224,360	2,291,058
Transfers between Sub-Accounts
(including the Fixed Account), net	556,313	(59,826)	330,957	(1,915,029)
Withdrawals, surrenders, annuitizations
and contract charges	(1,089,038)	(1,195,994)	(3,699,323)	(3,867,887)
Net accumulation activity	(522,287)	(1,012,739)	(2,144,006)	(3,491,858)

Annuitization Activity:
Annuitizations	-	-	-	2,324
Annuity payments and contract charges	-	-	(2,278)	(1,716)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(77)	(214)
Net annuitization activity	-	-	(2,355)	394

Net decrease from contract owner transactions	(522,287)	(1,012,739)	(2,146,361)	(3,491,464)

Total (decrease) increase in net assets	(701,639)	282,531	(2,928,608)	(1,633,223)

Net assets at beginning of year	13,178,352	12,895,821	26,312,656	27,945,879
Net assets at end of year	$ 12,476,713	$ 13,178,352	$ 23,384,048	$ 26,312,656

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	OGG Sub-Account		OMG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (201,893)	$ (160,375)	$ (4,820,441)	$ (3,867,495)
Net realized losses	(1,392,825)	(2,664,369)	(23,494,767)	(22,696,273)
Net change in unrealized appreciation/depreciation	(1,658,822)	6,864,537	19,150,868	87,193,750
Net (decrease) increase from operations	(3,253,540)	4,039,793	(9,164,340)	60,629,982

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,649,918	2,149,983	3,084,994	2,562,910
Transfers between Sub-Accounts
(including the Fixed Account), net	409,087	(743,099)	(21,325,654)	(31,713,271)
Withdrawals, surrenders, annuitizations
and contract charges	(4,141,458)	(2,855,922)	(66,408,906)	(55,204,886)
Net accumulation activity	(1,082,453)	(1,449,038)	(84,649,566)	(84,355,247)

Annuitization Activity:
Annuitizations	-	-	-	9,204
Annuity payments and contract charges	-	-	(14,722)	(14,475)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	269	(2,773)
Net annuitization activity	-	-	(14,453)	(8,044)

Net decrease from contract owner transactions	(1,082,453)	(1,449,038)	(84,664,019)	(84,363,291)

Total (decrease) increase in net assets	(4,335,993)	2,590,755	(93,828,359)	(23,733,309)

Net assets at beginning of year	32,916,492	30,325,737	470,911,158	494,644,467
Net assets at end of year	$ 28,580,499	$ 32,916,492	$ 377,082,799	$ 470,911,158

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	OMS Sub-Account		AAQ Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (136,236)	$ (151,749)	$ (3)	$ -
Net realized gains (losses)	260,424	(650,000)	-	-
Net change in unrealized appreciation/depreciation	(501,351)	2,869,798	(13)	-
Net (decrease) increase from operations	(377,163)	2,068,049	(16)	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	49,738	60,226	28,287	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,042,095)	(440,445)	43,142	-
Withdrawals, surrenders, annuitizations
and contract charges	(1,813,606)	(1,036,222)	-	-
Net accumulation activity	(2,805,963)	(1,416,441)	71,429	-

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(2,805,963)	(1,416,441)	71,429	-

Total (decrease) increase in net assets	(3,183,126)	651,608	71,413	-

Net assets at beginning of year	11,503,067	10,851,459	-	-
Net assets at end of year	$ 8,319,941	$ 11,503,067	$ 71,413	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	PRA Sub-Account		AAP Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income	$ 280,920	$ 271,035	$ 165,174	$ -
Net realized gains (losses)	85,345	(47,805)	(7)	-
Net change in unrealized appreciation/depreciation	(354,512)	259,295	(126,838)	-
Net increase from operations	11,753	482,525	38,329	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	39,542	30,522	6,277,837	-
Transfers between Sub-Accounts
(including the Fixed Account), net	555,628	1,333,686	1,315,727	-
Withdrawals, surrenders, annuitizations
and contract charges	(716,516)	(434,367)	(1,568)	-
Net accumulation activity	(121,346)	929,841	7,591,996	-

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(121,346)	929,841	7,591,996	-

Total (decrease) increase in net assets	(109,593)	1,412,366	7,630,325	-

Net assets at beginning of year	5,600,897	4,188,531	-	-
Net assets at end of year	$ 5,491,304	$ 5,600,897	$ 7,630,325	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	BBD Sub-Account		PCR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income	$ 13,965	$ -	$ 9,881,844	$ 8,599,119
Net realized (losses) gains	(28)	-	3,854,601	(7,675,748)
Net change in unrealized appreciation/depreciation	(23,066)	-	(20,646,109)	12,790,780
Net (decrease) increase from operations	(9,129)	-	(6,909,664)	13,714,151

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	494,441	-	7,532,124	7,718,981
Transfers between Sub-Accounts
(including the Fixed Account), net	84,135	-	4,650,918	(2,659,143)
Withdrawals, surrenders, annuitizations
and contract charges	(440)	-	(5,752,805)	(4,976,220)
Net accumulation activity	578,136	-	6,430,237	83,618

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	578,136	-	6,430,237	83,618

Total increase (decrease) in net assets	569,007	-	(479,427)	13,797,769

Net assets at beginning of year	-	-	74,448,884	60,651,115
Net assets at end of year	$ 569,007	$ -	$ 73,969,457	$ 74,448,884

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	PMB Sub-Account		BBE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income	$ 897,027	$ 630,592	$ 908	$ -
Net realized gains (losses)	974,243	(2,675)	(11)	-
Net change in unrealized appreciation/depreciation	(781,543)	1,162,235	10	-
Net increase from operations	1,089,727	1,790,152	907	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3,187,880	4,978,474	365,256	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(784,093)	3,516,158	51,710	-
Withdrawals, surrenders, annuitizations
and contract charges	(2,581,117)	(2,347,216)	-	-
Net accumulation activity	(177,330)	6,147,416	416,966	-

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(177,330)	6,147,416	416,966	-

Total increase in net assets	912,397	7,937,568	417,873	-

Net assets at beginning of year	24,113,288	16,175,720	-	-
Net assets at end of year	$ 25,025,685	$ 24,113,288	$ 417,873	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	6TT Sub-Account		PRR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 1,626,785	$ 8,479,138	$ 470,227	$ (331,366)
Net realized gains	12,269,505	1,721,402	5,711,228	1,133,890
Net change in unrealized appreciation/depreciation	(55,464,424)	31,259,794	4,424,935	6,519,698
Net (decrease) increase from operations	(41,568,134)	41,460,334	10,606,390	7,322,222

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	335,102,537	392,135,992	683,195	605,091
Transfers between Sub-Accounts
(including the Fixed Account), net	164,602,057	169,501,807	(12,657,430)	(280,371)
Withdrawals, surrenders, annuitizations
and contract charges	(30,508,018)	(8,211,478)	(14,051,768)	(12,488,348)
Net accumulation activity	469,196,576	553,426,321	(26,026,003)	(12,163,628)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	469,196,576	553,426,321	(26,026,003)	(12,163,628)

Total increase (decrease) in net assets	427,628,442	594,886,655	(15,419,613)	(4,841,406)

Net assets at beginning of year	616,967,109	22,080,454	118,890,037	123,731,443
Net assets at end of year	$1,044,595,551	$ 616,967,109	$ 103,470,424	$ 118,890,037

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	PTR Sub-Account		AAR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 3,564,444	$ 2,880,267	$ (2,647)	$ -
Net realized gains (losses)	10,512,039	17,578,394	(2)	-
Net change in unrealized appreciation/depreciation	(6,477,484)	4,843,793	13,426	-
Net increase from operations	7,598,999	25,302,454	10,777	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,399,013	2,365,898	1,677,371	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(14,587,371)	24,037,754	549,260	-
Withdrawals, surrenders, annuitizations
and contract charges	(49,400,924)	(38,408,702)	(965)	-
Net accumulation activity	(61,589,282)	(12,005,050)	2,225,666	-

Annuitization Activity:
Annuitizations	-	9,840	-	-
Annuity payments and contract charges	(15,101)	(14,527)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(1,610)	(2,866)	-	-
Net annuitization activity	(16,711)	(7,553)	-	-

Net (decrease) increase from contract owner transactions	(61,605,993)	(12,012,603)	2,225,666	-

Total (decrease) increase in net assets	(54,006,994)	13,289,851	2,236,443	-

Net assets at beginning of year	420,201,410	406,911,559	-	-
Net assets at end of year	$ 366,194,416	$ 420,201,410	$ 2,236,443	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	AAS Sub-Account		3XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment (loss) income	$ (139)	$ -	$ 24,866	$ (34,852)
Net realized gains	-	-	188,521	100,953
Net change in unrealized appreciation/depreciation	1,664	-	(975,850)	74,008
Net increase (decrease) from operations	1,525	-	(762,463)	140,109

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	17,262	-	180,699	722,413
Transfers between Sub-Accounts
(including the Fixed Account), net	239,142	-	1,423,911	565,549
Withdrawals, surrenders, annuitizations
and contract charges	(30)	-	(215,240)	(96,816)
Net accumulation activity	256,374	-	1,389,370	1,191,146

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	256,374	-	1,389,370	1,191,146

Total increase in net assets	257,899	-	626,907	1,331,255

Net assets at beginning of year	-	-	2,915,660	1,584,405
Net assets at end of year	$ 257,899	$ -	$ 3,542,567	$ 2,915,660

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	5XX Sub-Account		SBI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 741,367	$ (766,995)	$ (23,231)	$ -
Net realized gains (losses)	10,330,919	2,225,721	(41,071)	-
Net change in unrealized appreciation/depreciation	8,524,790	1,442,945	(256,722)	-
Net increase (decrease) from operations	19,597,076	2,901,671	(321,024)	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	75,211,011	41,535,207	3,068,899	1,073
Transfers between Sub-Accounts
(including the Fixed Account), net	33,400,275	37,492,337	1,660,559	-
Withdrawals, surrenders, annuitizations
and contract charges	(14,851,141)	(7,175,310)	(159,046)	-
Net accumulation activity	93,760,145	71,852,234	4,570,412	1,073

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	93,760,145	71,852,234	4,570,412	1,073

Total increase in net assets	113,357,221	74,753,905	4,249,388	1,073

Net assets at beginning of year	148,879,348	74,125,443	1,073	-
Net assets at end of year	$ 262,236,569	$ 148,879,348	$ 4,250,461	$ 1,073

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	SSA Sub-Account		VSC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (178,114)	$ (213,893)	$ (1,774,895)	$ (1,965,157)
Net realized gains (losses)	3,230,755	(694,147)	1,847,760	(1,773,741)
Net change in unrealized appreciation/depreciation	(3,142,346)	2,775,001	(7,627,055)	29,920,133
Net (decrease) increase from operations	(89,705)	1,866,961	(7,554,190)	26,181,235

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	8,470,072	1,782,117	3,945,091	2,335,111
Transfers between Sub-Accounts
(including the Fixed Account), net	4,000,922	1,957,425	(560,531)	(20,212,577)
Withdrawals, surrenders, annuitizations
and contract charges	(1,622,919)	(1,021,604)	(12,873,408)	(8,525,834)
Net accumulation activity	10,848,075	2,717,938	(9,488,848)	(26,403,300)

Annuitization Activity:
Annuitizations	-	-	-	6,127
Annuity payments and contract charges	-	-	(2,896)	(2,648)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	199	(1,228)
Net annuitization activity	-	-	(2,697)	2,251

Net increase (decrease) from contract owner transactions	10,848,075	2,717,938	(9,491,545)	(26,401,049)

Total increase (decrease) in net assets	10,758,370	4,584,899	(17,045,735)	(219,814)

Net assets at beginning of year	15,434,805	10,849,906	126,734,777	126,954,591
Net assets at end of year	$ 26,193,175	$ 15,434,805	$ 109,689,042	$ 126,734,777

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	2XX Sub-Account		SVV Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (142,431)	$ (142,415)	$ (2,399,758)	$ (3,250,565)
Net realized gains (losses)	2,326,503	1,596,338	12,769,935	(2,938,574)
Net change in unrealized appreciation/depreciation	(3,160,600)	326,744	(23,716,810)	30,931,191
Net (decrease) increase from operations	(976,528)	1,780,667	(13,346,633)	24,742,052

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	761,018	2,150,164	4,084,034	11,602,724
Transfers between Sub-Accounts
(including the Fixed Account), net	240,008	1,700,755	(3,118,844)	(155,849)
Withdrawals, surrenders, annuitizations
and contract charges	(597,405)	(370,698)	(13,572,353)	(8,807,786)
Net accumulation activity	403,621	3,480,221	(12,607,163)	2,639,089

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(2,544)	(5,754)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(105)	(523)
Net annuitization activity	-	-	(2,649)	(6,277)

Net increase (decrease) from contract owner transactions	403,621	3,480,221	(12,609,812)	2,632,812

Total (decrease) increase in net assets	(572,907)	5,260,888	(25,956,445)	27,374,864

Net assets at beginning of year	11,548,624	6,287,736	245,751,191	218,376,327
Net assets at end of year	$ 10,975,717	$ 11,548,624	$ 219,794,746	$ 245,751,191

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	SGC Sub-Account		S13 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (418,552)	$ (1,093,333)	$ (251,550)	$ (357,916)
Net realized gains	11,511,104	7,778,380	4,153,318	1,931,370
Net change in unrealized appreciation/depreciation	(10,552,639)	4,836,249	(4,318,009)	2,266,958
Net increase (decrease) from operations	539,913	11,521,296	(416,241)	3,840,412

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	307,842	393,642	2,531,779	4,462,793
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,695,813)	(5,381,302)	2,477,465	(145,345)
Withdrawals, surrenders, annuitizations
and contract charges	(8,506,105)	(7,457,581)	(1,497,071)	(1,036,755)
Net accumulation activity	(11,894,076)	(12,445,241)	3,512,173	3,280,693

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(3,809)	(3,539)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(156)	(700)	-	-
Net annuitization activity	(3,965)	(4,239)	-	-

Net (decrease) increase from contract owner transactions	(11,898,041)	(12,449,480)	3,512,173	3,280,693

Total (decrease) increase in net assets	(11,358,128)	(928,184)	3,095,932	7,121,105

Net assets at beginning of year	63,936,768	64,864,952	24,767,620	17,646,515
Net assets at end of year	$ 52,578,640	$ 63,936,768	$ 27,863,552	$ 24,767,620

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	SDC Sub-Account		S15 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (3,190,460)	$ (1,401,890)	$ (1,198,558)	$ (546,780)
Net realized gains	6,086,217	3,010,311	2,046,723	736,456
Net change in unrealized appreciation/depreciation	(9,383,407)	2,927,552	(3,414,688)	173,076
Net (decrease) increase from operations	(6,487,650)	4,535,973	(2,566,523)	362,752

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	4,211,701	3,253,544	31,112,280	22,863,253
Transfers between Sub-Accounts
(including the Fixed Account), net	(27,211,794)	32,676,734	20,425,797	22,019,259
Withdrawals, surrenders, annuitizations
and contract charges	(92,350,783)	(72,895,333)	(9,939,250)	(6,324,197)
Net accumulation activity	(115,350,876)	(36,965,055)	41,598,827	38,558,315

Annuitization Activity:
Annuitizations	-	13,493	-	-
Annuity payments and contract charges	(25,553)	(26,518)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(432)	(2,405)	-	-
Net annuitization activity	(25,985)	(15,430)	-	-

Net (decrease) increase from contract owner transactions	(115,376,861)	(36,980,485)	41,598,827	38,558,315

Total (decrease) increase in net assets	(121,864,511)	(32,444,512)	39,032,304	38,921,067

Net assets at beginning of year	638,001,577	670,446,089	139,938,767	101,017,700
Net assets at end of year	$ 516,137,066	$ 638,001,577	$ 178,971,071	$ 139,938,767

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	7XX Sub-Account		6XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (7,266,635)	$ (6,201,635)	$ (2,990,651)	$ (1,885,826)
Net realized gains	88,125,618	10,165,358	41,852,791	10,429,332
Net change in unrealized appreciation/depreciation	(145,665,536)	102,385,089	(47,984,269)	36,964,375
Net (decrease) increase from operations	(64,806,553)	106,348,812	(9,122,129)	45,507,881

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	348,024,369	508,316,327	173,964,422	226,238,216
Transfers between Sub-Accounts
(including the Fixed Account), net	152,297,889	241,899,854	55,980,480	115,445,788
Withdrawals, surrenders, annuitizations
and contract charges	(70,080,402)	(33,536,070)	(42,818,573)	(23,126,816)
Net accumulation activity	430,241,856	716,680,111	187,126,329	318,557,188

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(1)	(11)
Net annuitization activity	-	-	(1)	(11)

Net increase from contract owner transactions	430,241,856	716,680,111	187,126,328	318,557,177

Total increase in net assets	365,435,303	823,028,923	178,004,199	364,065,058

Net assets at beginning of year	1,355,951,680	532,922,757	710,247,154	346,182,096
Net assets at end of year	$1,721,386,983	$1,355,951,680	$ 888,251,353	$ 710,247,154

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	8XX Sub-Account		1XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (429,886)	$ (1,661,207)	$ (212,522)	$ (127,564)
Net realized gains	65,402,564	18,523,875	925,493	1,183,105
Net change in unrealized appreciation/depreciation	(95,398,898)	40,077,164	(1,639,215)	773,936
Net (decrease) increase from operations	(30,426,220)	56,939,832	(926,244)	1,829,477

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	12,368,927	57,788,558	1,494,955	1,733,876
Transfers between Sub-Accounts
(including the Fixed Account), net	353,308	33,144,302	1,995,383	1,408,109
Withdrawals, surrenders, annuitizations
and contract charges	(23,032,197)	(20,963,058)	(467,350)	(909,637)
Net accumulation activity	(10,309,962)	69,969,802	3,022,988	2,232,348

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	132	-
Net annuitization activity	-	-	132	-

Net (decrease) increase from contract owner transactions	(10,309,962)	69,969,802	3,023,120	2,232,348

Total (decrease) increase in net assets	(40,736,182)	126,909,634	2,096,876	4,061,825

Net assets at beginning of year	547,564,582	420,654,948	9,947,413	5,885,588
Net assets at end of year	$ 506,828,400	$ 547,564,582	$ 12,044,289	$ 9,947,413

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	SLC Sub-Account		S12 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (3,619,458)	$ (6,245,264)	$ (165,359)	$ (184,868)
Net realized gains	75,934,724	39,697,526	2,431,981	724,731
Net change in unrealized appreciation/depreciation	(96,829,319)	18,847,795	(3,359,745)	878,144
Net (decrease) increase from operations	(24,514,053)	52,300,057	(1,093,123)	1,418,007

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,470,584	2,049,043	1,115,752	2,313,837
Transfers between Sub-Accounts
(including the Fixed Account), net	(7,395,614)	(25,932,592)	1,264,737	631,761
Withdrawals, surrenders, annuitizations
and contract charges	(49,619,572)	(39,285,593)	(602,926)	(426,102)
Net accumulation activity	(54,544,602)	(63,169,142)	1,777,563	2,519,496

Annuitization Activity:
Annuitizations	-	13,917	-	-
Annuity payments and contract charges	(14,832)	(13,794)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	257	(4,402)	-	-
Net annuitization activity	(14,575)	(4,279)	-	-

Net (decrease) increase from contract owner transactions	(54,559,177)	(63,173,421)	1,777,563	2,519,496

Total (decrease) increase in net assets	(79,073,230)	(10,873,364)	684,440	3,937,503

Net assets at beginning of year	365,984,873	376,858,237	12,595,699	8,658,196
Net assets at end of year	$ 286,911,643	$ 365,984,873	$ 13,280,139	$ 12,595,699

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	S14 Sub-Account		4XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income	$ 1,629,373	$ 1,391,562	$ 4,553,938	$ 1,077,337
Net realized gains	2,155,114	1,246,757	21,242,752	4,200,152
Net change in unrealized appreciation/depreciation	(3,197,435)	(125,667)	(16,993,229)	9,675,165
Net increase from operations	587,052	2,512,652	8,803,461	14,952,654

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,759,253	4,058,630	186,444,166	142,509,147
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,768,996)	2,330,843	35,735,973	78,093,196
Withdrawals, surrenders, annuitizations
and contract charges	(3,133,842)	(1,829,354)	(23,643,912)	(16,567,384)
Net accumulation activity	(2,143,585)	4,560,119	198,536,227	204,034,959

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(2,143,585)	4,560,119	198,536,227	204,034,959

Total (decrease) increase in net assets	(1,556,533)	7,072,771	207,339,688	218,987,613

Net assets at beginning of year	30,197,858	23,125,087	444,483,583	225,495,970
Net assets at end of year	$ 28,641,325	$ 30,197,858	$ 651,823,271	$ 444,483,583

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	S16 Sub-Account		LGF Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment loss	$ (617,211)	$ (637,726)	$ (92,278)	$ (71,347)
Net realized (losses) gains	(150,432)	(2,844,801)	442,780	(26,393)
Net change in unrealized appreciation/depreciation	(2,596,509)	10,902,386	(741,808)	873,283
Net (decrease) increase from operations	(3,364,152)	7,419,859	(391,306)	775,543

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	930,702	1,321,094	657,497	933,887
Transfers between Sub-Accounts
(including the Fixed Account), net	132,527	(6,023,756)	641,014	207,863
Withdrawals, surrenders, annuitizations
and contract charges	(2,996,164)	(2,595,999)	(431,400)	(301,152)
Net accumulation activity	(1,932,935)	(7,298,661)	867,111	840,598

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(1,932,935)	(7,298,661)	867,111	840,598

Total (decrease) increase in net assets	(5,297,087)	121,198	475,805	1,616,141

Net assets at beginning of year	38,555,488	38,434,290	5,093,897	3,477,756
Net assets at end of year	$ 33,258,401	$ 38,555,488	$ 5,569,702	$ 5,093,897

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	SC3 Sub-Account		SRE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income	$ 233,275	$ 532,337	$ 5,304,514	$ 10,771,086
Net realized gains (losses)	426,243	(971,771)	(1,570,819)	(15,112,553)
Net change in unrealized appreciation/depreciation	(1,044,310)	1,114,603	(14,420,225)	19,722,752
Net (decrease) increase from operations	(384,792)	675,169	(10,686,530)	15,381,285

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	49,464	19,814	4,290,298	3,001,387
Transfers between Sub-Accounts
(including the Fixed Account), net	(61,747)	12,702	(1,443,737)	(3,608,515)
Withdrawals, surrenders, annuitizations
and contract charges	(1,175,218)	(1,628,645)	(15,434,338)	(11,851,488)
Net accumulation activity	(1,187,501)	(1,596,129)	(12,587,777)	(12,458,616)

Annuitization Activity:
Annuitizations	-	1,236	-	3,158
Annuity payments and contract charges	(1,346)	(1,057)	(2,693)	(2,871)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	16	(172)	191	(668)
Net annuitization activity	(1,330)	7	(2,502)	(381)

Net decrease from contract owner transactions	(1,188,831)	(1,596,122)	(12,590,279)	(12,458,997)

Total (decrease) increase in net assets	(1,573,623)	(920,953)	(23,276,809)	2,922,288

Net assets at beginning of year	5,520,469	6,441,422	132,272,111	129,349,823
Net assets at end of year	$ 3,946,846	$ 5,520,469	$ 108,995,302	$ 132,272,111

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	IGB Sub-Account		CMM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 2,530,923	$ 1,378,302	$ (2,128,329)	$ (1,890,270)
Net realized gains	5,124,534	441,090	867	-
Net change in unrealized appreciation/depreciation	(780,744)	2,409,607	-	-
Net increase (decrease) from operations	6,874,713	4,228,999	(2,127,462)	(1,890,270)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	46,054,347	42,252,650	22,655,860	45,435,343
Transfers between Sub-Accounts
(including the Fixed Account), net	2,810,505	19,082,647	72,461,473	(770,307)
Withdrawals, surrenders, annuitizations
and contract charges	(8,785,019)	(6,327,026)	(56,029,037)	(40,322,046)
Net accumulation activity	40,079,833	55,008,271	39,088,296	4,342,990

Annuitization Activity:
Annuitizations	-	-	62,178	-
Annuity payments and contract charges	-	-	(18,473)	(12,410)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(1,878)	(1,621)
Net annuitization activity	-	-	41,827	(14,031)

Net increase from contract owner transactions	40,079,833	55,008,271	39,130,123	4,328,959

Total increase in net assets	46,954,546	59,237,270	37,002,661	2,438,689

Net assets at beginning of year	119,314,751	60,077,481	113,075,492	110,636,803
Net assets at end of year	$ 166,269,297	$ 119,314,751	$ 150,078,153	$ 113,075,492

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	WTF Sub-Account		USC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010
Operations:
Net investment income (loss)	$ 3,662	$ (11,417)	$ (1,137)	$ (1,003)
Net realized gains (losses)	89,769	(18,543)	5,386	(787)
Net change in unrealized appreciation/depreciation	(250,177)	252,417	(7,604)	12,177
Net (decrease) increase from operations	(156,746)	222,457	(3,355)	10,387

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	180	7,602	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	92,113	(201,774)	3,755	(5,363)
Withdrawals, surrenders, annuitizations
and contract charges	(189,668)	(215,624)	(326)	(296)
Net accumulation activity	(97,375)	(409,796)	3,429	(5,659)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(97,375)	(409,796)	3,429	(5,659)

Total (decrease) increase in net assets	(254,121)	(187,339)	74	4,728

Net assets at beginning of year	930,311	1,117,650	56,768	52,040
Net assets at end of year	$ 676,190	$ 930,311	$ 56,842	$ 56,768

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	AAL Sub-Account
	December 31,	December 31,
	2011	2010
Operations:
Net investment income	$ 32,571	$ -
Net realized gains	124,254	-
Net change in unrealized appreciation/depreciation	91,924	-
Net increase from operations	248,749	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	9,620,457	-
Transfers between Sub-Accounts
(including the Fixed Account), net	5,001,485	-
Withdrawals, surrenders, annuitizations
and contract charges	(285,912)	-
Net accumulation activity	14,336,030	-

Annuitization Activity:
Annuitizations	-	-
Annuity payments and contract charges	-	-
Transfers between Sub-Accounts, net	-	-
Adjustments to annuity reserves	-	-
Net annuitization activity	-	-

Net increase from contract owner transactions	14,336,030	-

Total increase in net assets	14,584,779	-

Net assets at beginning of year	-	-
Net assets at end of year	$ 14,584,779	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2011

1. BUSINESS AND ORGANIZATION

Sun Life of Canada (U.S.) Variable Account F (the “Variable Account”) is a separate account of Sun Life Assurance Company of Canada (U.S.) (the “Sponsor”) and was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Choice contracts, Regatta Access contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Access contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts, Sun Life Financial Masters VII contracts, Sun Life Financial Masters Extra II contracts, Sun Life Financial Masters Choice II contracts, Sun Life Financial Masters Flex II contracts, Sun Life Financial Masters I Share contracts (collectively the “Contracts”), and certain other fixed and variable annuity contracts issued by the Sponsor.  The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended.  The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities.  Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from these estimates.

Investment Valuation and Transactions
Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2011.  Transactions are recorded on a trade date basis.  Realized gains and losses on sales of investments are determined on the first in, first out basis.  Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units
The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received.  The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in note 4.

Purchase Payments
Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units.  All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers
Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt.  In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”.  The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Withdrawals
At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract.  If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested.  Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization
On the annuity commencement date, the contract's accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments
The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract.  The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.  In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a charge may be made in future years.

Accounting for Uncertain Tax Provisions
Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2011. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities.  Actual results could vary from the amounts derived from management's estimates.

Subsequent events
Management has evaluated events subsequent to December 31, 2011 and through the issuance date of the Variable Account’s financial statements, noting there are no subsequent events requiring accounting or disclosure.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

New and Adopted Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements,” which provides amendments to FASB Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” that will provide more robust disclosures about the following:

➢	The different classes of assets and liabilities measured at fair value;
➢	The valuation techniques and inputs used;
➢	The transfers between Levels 1, 2, and 3; and
➢	The activity in Level 3 fair value measurements.

On January 1, 2010 the Variable Account adopted the provisions of ASU No. 2010-06 which require new disclosures and clarifications of existing disclosures, which are effective for interim and annual reporting periods beginning after December 31, 2009. The adoption of this guidance did not have a material impact on the Variable Account’s financial statements.  Effective January 1, 2011, the Variable Account adopted the provisions of the standards relating to disclosures about purchases, sales, issuances and settlements in the roll-forward of activities in Level 3.  The adoption of this guidance did not have a material impact on the Variable Account’s financial statements.  The required disclosures are included in note 8 of the Variable Account’s financial statements.

Accounting Pronouncements Not Yet Adopted
In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS,” which change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.  Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  Many of the requirements in this update are not meant to result in a change in application of the requirements of Topic 820, but to improve upon an entities consistency in application across jurisdictions to ensure that U.S. GAAP and International Financial Reporting Standards (“IFRS”) fair value measurement and disclosure requirements are described in the same way.  The amendments in ASU 2011-04 are effective, on a retrospective basis, for fiscal years and interim periods within those fiscal years beginning after December 15, 2011.  The Company will adopt ASU 2011-04 on January 1, 2012 and does not expect its requirements to significantly impact the Variable Account’s financial statements.

3. RELATED PARTY TRANSACTIONS

Massachusetts Financial Services Company and Sun Capital Advisers LLC, affiliates of the Sponsor, are investment advisers to certain of the Funds and charge management fees at an annual rate ranging from 0.50% to 1.05% and 0.13% to 1.05% of the Funds’ average daily net assets, respectively. For additional related party transactions, see notes 4 and 5.

4. CONTRACT CHARGES

Mortality and expense risk charges
Charges for mortality and expense risks, the optional death benefit riders and optional living benefit riders are based on the average daily Variable Account assets and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor.  These charges are reflected in the Statement of Operations.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2011, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6
Regatta	1.25%	-	-	-	-	-
Regatta Gold	1.25%	-	-	-	-	-
Regatta Classic	1.00%	-	-	-	-	-
Regatta Platinum	1.25%	-	-	-	-	-
Regatta Extra	1.30%	1.45%	1.55%	1.70%	-	-
Regatta Choice	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Regatta Access	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Regatta Flex 4	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Regatta Flex II	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%
Regatta Choice II	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%
Sun Life Financial Masters Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%
Sun Life Financial Masters Choice	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%
Sun Life Financial Masters Access	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Sun Life Financial Masters Flex	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%
Sun Life Financial Masters IV	1.05%	1.25%	1.30%	1.45%	1.65%	1.70%
Sun Life Financial Masters VII	1.00%	1.05%	1.20%	1.25%	1.30%	1.40%
Sun Life Financial Masters Extra II	1.70%	2.10%	-	-	-	-
Sun Life Financial Masters Choice II	1.35%	1.60%	1.75%	-	-	-
Sun Life Financial Masters Flex II	1.65%	2.05%
Sun Life Financial Masters I Share	0.50%		-	-	-	-

Distribution and administrative expense charges
For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the average daily value of the contract invested in the Sub-Account attributable to Regatta, Sun Life Financial Masters VII, Sun Life Financial Masters Extra, Sun Life Financial Masters Extra II, Sun Life Financial Masters Choice and Sun Life Financial Masters Choice II, and at an effective annual rate of 0.20% of the average daily value of the contract invested in the Sub-Account attributable to Sun Life Financial Masters IV, Sun Life Financial Masters Access, Sun Life Financial Masters Flex and Sun Life Financial Masters Flex II. There are no distribution charges associated with the other contracts listed in footnote 1.

Additionally, for Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, Sun Life Financial Masters VII, Sun Life Financial Masters Extra II, Sun Life Financial Masters Flex II, Sun Life Financial Masters I Share, and Sun Life Financial Masters Choice II contracts, an administrative expense charge is deducted from the assets of the Variable Account at an annual effective rate equal to 0.15% of the average daily Variable Account value.  This charge is designed to reimburse the Sponsor for expenses incurred in administering the Contracts, the accounts and the Variable Account that are not covered by the annual account administration fee (“Account Fee”).

Distribution and administrative expense charges are reflected in the Statement of Operations.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

Administration charges (“Account Fee”)
Each year on the account anniversary date, an Account Fee equal to the lesser of $30 or 2% of the participant’s account value in the case of Regatta, $35 in the case of Regatta Extra contracts, and $50 in the case of Regatta Choice, Regatta Gold, Regatta Platinum, Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, Sun Life Financial Masters VII, Sun Life Financial Masters Extra II, Sun Life Financial Masters Flex II, Sun Life Financial Masters I Share, and Sun Life Financial Masters Choice II contracts (after account year 5, the Account Fee for Regatta Gold, Regatta Platinum, Regatta Extra, and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account, reflected in the statement of changes in net assets, to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Surrender charges
The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn will be deducted to cover certain expenses relating to the sale of Regatta, Regatta Gold, Regatta Flex 4, and Regatta Platinum contracts; 8% for Regatta Extra, Regatta Choice II, Regatta Flex II, Sun Life Financial Masters Choice, Sun Life Financial Masters Choice II, Sun Life Financial Masters Flex, Sun Life Financial Masters Flex II, Sun Life Financial Masters Extra, Sun Life Financial Masters Extra II, Sun Life Financial Masters IV, and Sun Life Financial Masters VII; and for 7% for Regatta Choice if the contract holder requests a full withdrawal prior to reaching the pay-out phase.

Optional living benefit rider charges (“Benefit Fee”)

	Single Life Quarterly Charge	Joint Life Quarterly Charge	Single Life Annual Charge	Joint Life Annual Charge
Secured Returns 2	0.1250%	N/A	0.50%	N/A
Secured Returns for Life	0.1250%	N/A	0.50%	N/A
Secured Returns for Life Plus	0.1250%	N/A	0.50%	N/A
Income on Demand	0.1625%	0.2125%	0.65%	0.85%
Retirement Asset Protector	0.1875%	N/A	0.75%	N/A
Retirement Income Escalator	0.1875%	0.2375%	0.75%	0.95%
Income on Demand II	0.1625%	0.2125%	0.65%	0.85%
Income on Demand II Plus	0.2375%	0.2875%	0.95%	1.15%
Income on Demand II Escalator	0.2375%	0.2875%	0.95%	1.15%
Retirement Income Escalator II	0.2375%	0.2875%	0.95%	1.15%
Sun Income Riser	0.2250%	0.2750%	0.90%	1.10%
Income on Demand III Escalator	0.2750%	0.3250%	1.10%	1.30%
Sun Income Riser III	0.2750%	0.3000%	1.10%	1.20%
Sun Income Maximizer	0.2750%	0.3000%	1.10%	1.20%
Sun Income Maximizer Plus	0.3125%	0.3625%	1.25%	1.45%
Sun Income Advisor	0.2250%	0.2750%	0.90%	1.10%

Sun Income Advisor was only available on Sun Life Financial Masters I Share contracts.

Sun Income Maximizer, Sun Income Maixmizer Plus, and Sun Income Riser III were available on Sun Life Financial Masters Choice II contracts, Sun Life Financial Masters Extra II contracts, and Sun Life Financial Masters Flex II contracts.  The remaining optional living benefits above were available on Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Flex, and Sun Life Financial Masters Access contracts.

Secured Returns for Life and Secured Returns for Life Plus were the only optional living benefits available on Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts.

Secured Returns, Secured Returns 2, Secured Returns for Life, Secured Returns for Life Plus, Income on Demand, and Retirement Asset Protector were the only optional living benefits available on Regatta Flex II and Regatta Choice II contracts.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

For the year ended December 31, 2011, the Sponsor received the following amounts related to the above mentioned Account Fee,  surrender charges and Benefit Fees. These charges are reflected in the ‘‘Withdrawals, surrenders, annuitizations and contract charges’’ line in the Statement of Changes in Net Assets for each Sub-Account.

	Account Fee	Surrender Charges	Benefit Fee
AVB	$13,162	$57,379	$458,285
AAA	134	-	90,739
AN4	2,184	6,167	67,910
IVB	15,253	107,344	285,981
AAU	-	-	66
9XX	131,892	406,902	6,345,682
NMT	-	-	-
MCC	33,524	158,624	330,073
NNG	5	-	-
CMG	4,984	15,547	130,443
NMI	3,548	5,648	42,515
CSC	10	-	-
FVB	15,442	59,629	486,771
FL1	48,274	167,431	1,724,755
F10	1,665	6,115	2,530
F15	9,467	31,476	120,898
F20	12,409	36,845	124,021
FVM	46,591	168,319	473,474
SGI	94,245	301,548	3,151,726
S17	14,382	48,348	298,604
ISC	27,550	91,640	564,499
AAZ	-	-	-
BBC	-	-	-
FVS	14,830	20,767	177,934
BBA	-	-	-
SIC	8,910	14,059	119,211
BBB	-	-	-
FMS	60,998	105,256	1,540,983
TDM	28,699	56,231	-
FTI	71,834	53,242	-
AAX	-	-	-
FTG	10,675	36,056	85,593
HBF	4,303	8,123	143,577
HVD	1,675	1,733	34,168
HVG	316	83	5,466
HVI	469	368	6,959
HVE	2,577	1,181	45,546
HVM	18	-	300
HVC	1,048	825	10,263
HVS	2,439	9,488	72,211
HVN	187	263	2,848
HRS	1,062	1,184	24,288
HVR	681	1,839	12,359

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

	Account Fee	Surrender Charges	Benefit Fee
HSS	$2,635	$2,184	$44,981
AI8	-	-	-
VKC	1,387	3,564	37,666
VLC	5,776	23,092	103,186
VKU	8,515	18,376	369,746
AAY	-	-	88
AAM	-	-	-
LRE	19,359	48,475	388,026
LA9	33,826	24,434	60,098
LAV	10,015	33,673	180,448
MIT	156,057	8,208	-
MFL	55,581	116,112	-
BDS	25,467	73	-
MF7	33,316	119,911	832,280
RGS	53,987	1,619	-
RG1	9,442	13,763	145,094
MFF	3,761	16,650	362
EME	16,040	479	-
EM1	9,709	38,295	182,913
GGS	10,720	1,613	-
GG1	923	-	-
GGR	28,861	1,347	-
GG2	1,384	103	-
RES	79,174	322	-
RE1	5,519	8,094	-
GTR	28,639	433	-
GT2	85,739	293,556	6,439,479
GSS	60,887	1,792	-
MFK	110,605	300,619	1,839,134
EGS	89,499	4,566	-
HYS	37,317	5,211	-
MFC	41,371	59,316	-
IGS	25,150	-	-
IG1	6,204	27,153	87,007
MII	19,618	-	-
MI1	40,079	202,149	82,380
MIS	193,873	6,768	-
M1B	21,211	18,687	-
MCS	10,559	-	-
MC1	6,661	51	-
MMS	67,286	2,651	-
MM1	66,719	300,145	-
NWD	25,245	3,012	-
M1A	42,034	54,479	-
RIS	14,393	2,033	-
RI1	47,984	78,602	52,712
SIS	10,179	5,168	-
SI1	2,834	129	-

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

	Account Fee	Surrender Charges	Benefit Fee
TEC	$5,879	$925	$-
TE1	820	-	-
TRS	193,863	10,245	-
MFJ	219,503	684,234	1,824,708
UTS	56,694	6,350	-
MFE	32,131	102,732	456,561
MVS	40,472	317	-
MV1	49,679	204,914	708,937
AAN	14	-	477
AAW	-	-	-
VKM	3,626	8,484	103,324
OBV	4,557	12,693	82,720
OCA	8,205	14,240	56,946
OGG	8,412	25,401	65,495
OMG	110,208	324,765	42,546
OMS	3,844	27,703	-
AAQ	-	-	-
PRA	1,245	4,234	153
AAP	10	-	55
BBD	-	-	81
PCR	25,321	61,039	365,620
PMB	7,315	15,359	95,857
BBE	-	-	-
6TT	139,321	410,508	8,853,106
PRR	29,822	68,829	220,473
PTR	90,530	276,773	563,371
AAR	-	-	714
AAS	-	-	-
3XX	587	644	24,538
5XX	34,593	186,448	1,828,897
SBI	46	14	7,357
SSA	3,694	15,750	112,094
VSC	40,752	142,269	198,840
2XX	2,437	1,676	70,029
SVV	46,716	187,129	1,671,176
SGC	28,306	56,207	495
S13	6,369	26,914	245,035
SDC	128,860	626,264	270
S15	25,394	180,850	1,107,419
7XX	269,359	1,026,968	15,634,675
6XX	165,426	573,973	7,448,409
8XX	105,141	279,465	4,885,469
1XX	2,774	1,680	87,753
SLC	95,782	317,228	-
S12	2,959	10,518	99,096
S14	8,913	29,728	128,827
4XX	83,156	349,260	5,163,724
S16	11,048	48,092	156,918
LGF	1,053	2,930	21,719

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

	Account Fee	Surrender Charges	Benefit Fee
SC3	$2,843	$54	$-
SRE	70,472	106,427	128,817
IGB	26,122	94,996	1,222,056
CMM	22,538	620,822	663,409
WTF	551	145	-
USC	10	-	-
AAL	61	968	30,714

Premium Taxes
A deduction, when applicable, is made for premium taxes or similar state or local taxes.  It is currently the policy of the Sponsor to deduct the taxes at the annuity commencement date.  However, the Sponsor reserves the right to deduct such taxes when incurred.

5. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4% per year, for Regatta, Regatta Gold, Regatta Classic, and Regatta Platinum as stated in each participant’s contract or certificate, as applicable if the contract’s annuity commencement date is before January 1, 2000.  Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table at an assumed interest rate of at least 3% or 4% per year, for Regatta, Regatta Gold, Regatta Classic, and Regatta Platinum as stated in each participant’s contract or certificate, as applicable if the contract’s annuity commencement date is on or after January 1, 2000.  Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table at an assumed interest rate of 3% for Regatta Extra, Regatta Access, Regatta Choice, Regatta Choice II, Regatta Flex II, Regatta Flex 4, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Extra, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, Sun Life Financial Masters VII, Sun Life Financial Masters Choice II, Sun Life Financial Masters Extra II, Sun Life Financial Masters Flex II and Sun Life Financial Masters I Share.  The Individual Annuitant Mortality Tables utilized are subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners (“NAIC”). The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected.  Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:
	Purchases	Sales
AVB	$14,851,491	$7,826,966
AAA	39,212,396	638,490
AN4	3,042,117	1,762,774
IVB	14,035,473	13,618,743
AAU	62,600	661
9XX	258,740,792	54,846,197
NMT	3,787	2,419
MCC	14,769,210	27,311,757
NNG	2,276	103,427
CMG	7,326,879	5,337,614
NMI	2,691,835	3,526,644
CSC	4,214	750
FVB	32,263,837	9,222,331
FL1	35,923,225	33,419,677
F10	727,641	2,061,160
F15	4,851,021	7,665,590
F20	5,112,730	8,449,809
FVM	31,591,054	32,664,254

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

6.  INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
SGI	$111,190,272	$67,642,080
S17	2,654,948	9,761,635
ISC	35,635,479	24,232,819
AAZ	1,319,405	5,077
BBC	104,299	559
FVS	13,727,818	17,403,692
BBA	510,788	685
SIC	11,124,413	7,141,654
BBB	189,022	426
FMS	22,428,727	40,433,040
TDM	6,526,177	11,426,647
FTI	23,338,836	63,430,573
AAX	310,598	636
FTG	5,215,452	7,393,268
HBF	7,600,784	1,068,790
HVD	1,046,907	562,867
HVG	117,814	98,503
HVI	84,401	119,354
HVE	1,068,214	357,126
HVM	31,441	2,233
HVC	107,980	90,780
HVS	4,083,362	889,548
HVN	88,274	21,213
HRS	796,936	264,415
HVR	236,995	167,070
HSS	1,029,771	544,662
AI8	12,770	17
VKC	5,132,852	4,411,227
VLC	7,447,805	8,369,251
VKU	28,219,265	4,203,300
AAY	1,708,783	2,167
AAM	53,029	58
LRE	24,637,609	15,889,523
LA9	18,593,069	13,293,714
LAV	19,497,617	17,593,421
MIT	11,351,730	52,996,845
MFL	6,541,702	41,371,508
BDS	16,273,068	22,283,653
MF7	58,232,980	45,345,063
RGS	3,830,762	17,681,589
RG1	10,425,619	8,823,119
MFF	1,227,508	3,629,357
EME	7,474,384	12,073,883
EM1	19,191,867	11,998,086
GGS	4,047,515	6,312,068

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
GG1	$393,465	$942,820
GGR	1,398,856	11,957,970
GG2	248,153	999,410
RES	2,746,079	18,887,351
RE1	1,717,640	4,641,647
GTR	4,095,737	13,790,774
GT2	539,372,864	36,517,593
GSS	19,450,795	44,638,661
MFK	82,355,354	114,301,064
EGS	3,770,819	20,395,589
HYS	21,333,976	29,573,198
MFC	14,236,144	26,969,705
IGS	9,388,178	13,256,831
IG1	8,545,198	6,153,180
MII	2,829,248	10,888,547
MI1	10,148,329	40,759,875
MIS	7,908,091	63,157,224
M1B	2,275,388	18,044,269
MCS	3,559,629	7,452,243
MC1	1,079,476	4,702,811
MMS	49,605,585	67,276,606
MM1	79,844,273	114,621,864
NWD	12,373,993	15,273,342
M1A	12,434,215	19,771,835
RIS	2,445,532	7,438,408
RI1	12,804,945	23,648,382
SIS	7,373,579	9,104,796
SI1	2,494,096	2,833,234
TEC	2,690,921	4,170,392
TE1	362,590	699,902
TRS	21,857,752	77,418,289
MFJ	65,705,797	143,107,440
UTS	10,955,219	28,668,237
MFE	34,790,892	33,123,605
MVS	13,705,113	21,124,650
MV1	35,541,857	48,328,239
AAN	2,354,559	74,236
AAW	24,256	38
VKM	16,034,667	14,622,402
OBV	1,404,942	1,872,227
OCA	4,235,324	6,792,149
OGG	6,593,946	7,878,292
OMG	16,837,616	106,322,345
OMS	1,492,095	4,434,294
AAQ	71,430	4
PRA	2,402,829	2,243,255
AAP	7,757,795	625
BBD	612,778	20,677

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
PCR	$40,497,403	$24,185,322
PMB	9,584,692	8,864,995
BBE	418,608	734
6TT	526,055,007	46,387,045
PRR	13,128,782	35,657,967
PTR	49,667,699	102,471,472
AAR	2,225,467	2,448
AAS	256,388	153
3XX	2,396,504	793,235
5XX	152,762,218	51,970,415
SBI	5,147,044	599,345
SSA	18,547,480	5,421,765
VSC	16,282,602	27,549,241
2XX	6,274,797	4,002,543
SVV	30,405,851	35,335,404
SGC	9,042,414	16,372,778
S13	18,834,275	12,907,870
SDC	47,042,866	162,343,467
S15	75,690,997	34,221,916
7XX	599,636,837	122,894,380
6XX	308,498,539	106,198,069
8XX	100,088,252	65,468,845
1XX	10,825,485	7,603,138
SLC	76,719,921	81,628,655
S12	6,110,085	2,314,294
S14	13,253,817	12,994,619
4XX	295,969,996	77,501,039
S16	4,619,250	7,169,396
LGF	3,102,807	2,327,974
SC3	638,569	1,594,141
SRE	19,401,805	26,687,761
IGB	73,150,576	28,035,943
CMM	158,981,992	121,977,453
WTF	132,335	226,048
USC	10,029	2,256
AAL	15,746,611	1,253,118

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2011 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AVB	15,401,243	14,747,550	653,693
AAA	9,445,034	5,343,558	4,101,476
AN4	4,233,790	4,073,445	160,345
IVB	44,107,642	44,090,206	17,436
AAU	9,771	3,656	6,115
9XX	165,519,674	151,650,592	13,869,082
NMT	10,369	10,174	195
MCC	53,056,727	54,129,220	(1,072,493)
NNG	18,324	27,372	(9,048)
CMG	9,392,173	9,156,756	235,417
NMI	3,358,521	3,427,762	(69,241)
CSC	3,446	3,296	150
FVB	18,994,345	16,927,420	2,066,925
FL1	86,898,084	86,462,853	435,231
F10	837,909	952,176	(114,267)
F15	4,142,306	4,392,550	(250,244)
F20	4,052,154	4,363,092	(310,938)
FVM	56,578,449	56,469,214	109,235
SGI	151,187,017	147,935,716	3,251,301
S17	6,640,328	7,275,847	(635,519)
ISC	38,418,736	37,819,887	598,849
AAZ	199,371	70,008	129,363
BBC	14,245	4,255	9,990
FVS	6,736,665	6,904,114	(167,449)
BBA	64,494	17,793	46,701
SIC	7,254,055	7,050,469	203,586
BBB	24,722	5,927	18,795
FMS	64,297,211	65,592,042	(1,294,831)
TDM	12,949,288	13,228,202	(278,914)
FTI	52,402,406	54,507,114	(2,104,708)
AAX	48,129	16,409	31,720
FTG	6,586,871	6,718,955	(132,084)
HBF	4,959,184	4,432,956	526,228
HVD	1,660,171	1,621,516	38,655
HVG	431,056	427,111	3,945
HVI	526,296	531,898	(5,602)
HVE	2,508,767	2,414,096	94,671
HVM	34,121	30,694	3,427
HVC	512,170	508,539	3,631
HVS	2,940,022	2,656,115	283,907
HVN	238,404	227,643	10,761
HRS	1,359,872	1,282,864	77,008
HVR	644,998	634,740	10,258
HSS	2,002,387	1,946,618	55,769
AI8	1,700	478	1,222
VKC	2,314,138	2,247,400	66,738

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net (Decrease)
	Issued	Redeemed	Increase
VLC	10,253,574	10,361,202	(107,628)
VKU	16,592,763	14,435,355	2,157,408
AAY	248,243	77,451	170,792
AAM	10,147	4,963	5,184
LRE	22,512,332	21,655,465	856,867
LA9	11,357,326	11,621,331	(264,005)
LAV	10,726,042	10,685,366	40,676
MIT	11,497,819	14,199,775	(2,701,956)
MFL	36,524,074	38,914,048	(2,389,974)
BDS	1,925,755	2,422,845	(497,090)
MF7	34,024,874	33,478,921	545,953
RGS	1,620,890	2,666,439	(1,045,549)
RG1	11,014,454	10,768,087	246,367
MFF	1,566,518	1,712,680	(146,162)
EME	719,077	925,501	(206,424)
EM1	6,918,860	6,464,698	454,162
GGS	876,976	1,009,442	(132,466)
GG1	173,625	209,548	(35,923)
GGR	434,212	964,298	(530,086)
GG2	119,098	164,118	(45,020)
RES	1,112,845	2,066,530	(953,685)
RE1	2,936,056	3,128,394	(192,338)
GTR	799,408	1,207,761	(408,353)
GT2	227,173,130	179,146,097	48,027,033
GSS	10,522,731	12,093,343	(1,570,612)
MFK	109,435,994	112,473,960	(3,037,966)
EGS	7,294,957	8,472,321	(1,177,364)
HYS	4,537,337	5,258,387	(721,050)
MFC	13,653,772	14,711,667	(1,057,895)
IGS	4,336,635	4,837,804	(501,169)
IG1	6,892,915	6,790,416	102,499
MII	704,410	1,091,309	(386,899)
MI1	69,044,197	72,002,719	(2,958,522)
MIS	20,386,591	25,550,259	(5,163,668)
M1B	9,309,984	10,526,991	(1,217,007)
MCS	2,052,809	2,761,962	(709,153)
MC1	2,350,513	2,695,385	(344,872)
MMS	5,211,676	6,536,293	(1,324,617)
MM1	47,400,659	50,665,827	(3,265,168)
NWD	4,481,247	4,920,292	(439,045)
M1A	12,452,817	13,047,010	(594,193)
RIS	957,042	1,306,702	(349,660)
RI1	19,347,342	19,881,859	(534,517)
SIS	948,163	1,143,929	(195,766)
SI1	354,873	401,838	(46,965)
TEC	1,033,569	1,264,164	(230,595)
TE1	90,061	119,572	(29,511)
TRS	2,983,832	5,699,536	(2,715,704)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)
	Units	Units	Net (Decrease)
	Issued	Redeemed	Increase
MFJ	37,629,218	43,527,735	(5,898,517)
UTS	882,534	1,620,370	(737,836)
MFE	10,665,536	10,719,812	(54,276)
MVS	2,088,967	3,008,131	(919,164)
MV1	41,932,374	43,613,204	(1,680,830)
AAN	372,208	143,827	228,381
AAW	4,884	2,326	2,558
VKM	4,941,690	4,828,195	113,495
OBV	4,696,783	4,766,374	(69,591)
OCA	4,940,187	5,104,755	(164,568)
OGG	6,006,171	6,077,943	(71,772)
OMG	121,067,414	127,334,634	(6,267,220)
OMS	919,553	1,067,989	(148,436)
AAQ	7,311	251	7,060
PRA	852,384	862,212	(9,828)
AAP	1,127,049	363,188	763,861
BBD	87,745	25,244	62,501
PCR	25,152,888	24,535,996	616,892
PMB	2,918,980	2,917,188	1,792
BBE	58,009	16,533	41,476
6TT	257,859,818	218,110,412	39,749,406
PRR	23,427,459	25,107,946	(1,680,487)
PTR	91,814,576	95,881,265	(4,066,689)
AAR	360,210	137,381	222,829
AAS	32,186	8,115	24,071
3XX	1,213,239	1,096,855	116,384
5XX	80,238,411	72,272,207	7,966,204
SBI	1,222,112	729,714	492,398
SSA	8,853,722	7,776,201	1,077,521
VSC	50,208,060	51,159,834	(951,774)
2XX	2,738,607	2,710,617	27,990
SVV	103,499,302	104,925,833	(1,426,531)
SGC	17,488,381	18,611,456	(1,123,075)
S13	11,695,246	11,413,915	281,331
SDC	213,876,697	224,956,767	(11,080,070)
S15	65,470,537	61,449,828	4,020,709
7XX	186,770,722	155,204,916	31,565,806
6XX	113,845,537	98,909,931	14,935,606
8XX	37,410,471	38,209,590	(799,119)
1XX	3,248,201	3,077,777	170,424
SLC	132,620,591	138,306,874	(5,686,283)
S12	5,478,659	5,288,683	189,976
S14	7,600,247	7,781,163	(180,916)
4XX	202,819,707	186,280,319	16,539,388
S16	12,823,685	12,978,885	(155,200)
LGF	2,080,023	1,985,280	94,743
SC3	720,840	788,755	(67,915)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net (Decrease)
	Issued	Redeemed	Increase
SRE	38,377,180	39,377,118	(999,938)
IGB	51,874,211	48,586,233	3,287,978
CMM	54,326,639	50,528,102	3,798,537
WTF	227,526	233,965	(6,439)
USC	12,503	12,235	268
AAL	3,503,959	2,111,815	1,392,144

The changes in units outstanding for the year ended December 31, 2010 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AVB	12,972,688	12,186,247	786,441
AN4	4,077,846	3,997,144	80,702
IVB	46,873,556	47,357,766	(484,210)
9XX	120,375,583	107,370,851	13,004,732
NMT	10,520	11,565	(1,045)
MCC	57,458,369	59,306,967	(1,848,598)
NNG	38,706	39,194	(488)
CMG	9,163,066	9,080,819	82,247
NMI	3,492,626	3,586,939	(94,313)
CSC	3,585	3,517	68
FVB	13,220,046	12,510,406	709,640
FL1	89,342,677	88,494,154	848,523
F10	1,022,526	1,226,554	(204,028)
F15	4,207,105	4,072,509	134,596
F20	4,029,672	4,449,888	(420,216)
FVM	59,693,605	60,363,922	(670,317)
SGI	138,840,292	132,866,559	5,973,733
S17	7,491,752	8,421,086	(929,334)
ISC	34,490,069	32,780,765	1,709,304
FVS	7,133,285	7,124,837	8,448
SIC	7,062,953	6,357,079	705,874
FMS	67,304,187	67,483,278	(179,091)
TDM	14,674,679	15,189,431	(514,752)
FTI	62,933,242	65,243,140	(2,309,898)
FTG	6,957,337	6,971,915	(14,578)
HBF	2,733,073	2,219,779	513,294
HVD	1,464,011	1,382,931	81,080
HVG	393,829	353,140	40,689
HVI	548,597	535,902	12,695
HVE	2,335,251	2,129,967	205,284

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
HVM	22,271	21,491	780
HVC	537,520	537,842	(322)
HVS	1,505,784	1,133,418	372,366
HVN	227,979	226,539	1,440
HRS	1,125,086	971,698	153,388
HVR	574,752	499,565	75,187
HSS	1,903,531	1,759,894	143,637
VLC	9,825,362	9,494,711	330,651
VKU	9,564,041	8,938,211	625,830
VKC	1,977,157	1,721,946	255,211
LRE	18,960,630	17,665,315	1,295,315
LA9	12,786,989	13,574,553	(787,564)
LAV	10,841,417	10,987,713	(146,296)
MIT	13,308,359	16,626,206	(3,317,847)
MFL	44,806,649	47,673,586	(2,866,937)
BDS	2,226,987	2,505,709	(278,722)
MF7	28,504,592	25,906,349	2,598,243
RGS	1,870,806	2,971,316	(1,100,510)
RG1	9,742,474	9,960,386	(217,912)
EME	774,370	926,901	(152,531)
EM1	5,279,878	4,851,228	428,650
GGS	868,114	993,495	(125,381)
GG1	222,628	257,320	(34,692)
GGR	481,456	1,016,788	(535,332)
GG2	133,106	222,654	(89,548)
RES	1,230,790	2,516,037	(1,285,247)
RE1	3,510,235	3,719,932	(209,697)
GTR	837,372	1,264,386	(427,014)
GT2	91,740,595	56,668,772	35,071,823
GSS	11,943,890	13,321,139	(1,377,249)
MFK	112,283,206	111,212,647	1,070,559
EGS	8,341,620	9,789,455	(1,447,835)
MFF	1,671,864	1,828,947	(157,083)
HYS	5,118,999	5,931,526	(812,527)
MFC	16,875,819	18,056,993	(1,181,174)
IGS	4,977,801	5,659,383	(681,582)
IG1	6,475,422	6,451,412	24,010
MII	819,943	1,200,363	(380,420)
MI1	78,762,378	79,139,167	(376,789)
MIS	23,346,146	29,617,716	(6,271,570)
M1B	11,870,360	13,277,649	(1,407,289)
MCS	2,370,249	2,557,181	(186,932)
MC1	3,141,205	3,598,139	(456,934)
MMS	5,001,419	7,180,488	(2,179,069)
MM1	49,442,134	51,400,055	(1,957,921)
NWD	5,290,954	6,130,532	(839,578)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net (Decrease)
	Issued	Redeemed	Increase
M1A	15,990,422	17,776,067	(1,785,645)
RIS	1,083,338	1,481,826	(398,488)
RI1	22,492,970	23,295,744	(802,774)
SIS	1,176,424	1,351,491	(175,067)
SI1	427,497	529,487	(101,990)
TEC	979,905	1,253,086	(273,181)
TE1	67,658	95,077	(27,419)
TRS	3,173,538	6,429,625	(3,256,087)
MFJ	36,362,847	41,916,709	(5,553,862)
UTS	883,867	1,944,533	(1,060,666)
MFE	10,964,659	11,085,747	(121,088)
MVS	2,388,145	3,339,556	(951,411)
MV1	47,185,183	48,366,963	(1,181,780)
VKM	3,306,464	3,075,886	230,578
OBV	4,986,479	5,133,304	(146,825)
OCA	5,475,547	5,743,384	(267,837)
OGG	6,407,391	6,513,737	(106,346)
OMG	143,942,428	150,650,472	(6,708,044)
OMS	1,113,611	1,195,431	(81,820)
PRA	856,895	779,526	77,369
PCR	25,150,299	25,136,487	13,812
PMB	2,681,278	2,425,387	255,891
6TT	140,219,161	89,519,464	50,699,697
PRR	27,186,243	28,046,205	(859,962)
PTR	100,117,670	100,942,846	(825,176)
3XX	830,259	723,460	106,799
5XX	46,022,587	39,597,630	6,424,957
SBI	107	-	107
SSA	5,538,757	5,235,337	303,420
VSC	55,739,601	58,621,175	(2,881,574)
2XX	2,706,327	2,422,754	283,573
SVV	108,587,217	108,169,892	417,325
SGC	20,830,593	22,163,024	(1,332,431)
S13	9,807,311	9,454,769	352,542
SDC	238,215,039	241,744,654	(3,529,615)
S15	48,264,582	44,559,849	3,704,733
7XX	144,802,637	87,767,993	57,034,644
6XX	90,982,919	64,038,586	26,944,333
8XX	44,757,395	39,308,253	5,449,142
1XX	2,141,514	1,956,740	184,774
SLC	153,411,819	160,452,105	(7,040,286)
S12	5,373,957	5,099,435	274,522
S14	7,859,621	7,474,053	385,568
4XX	132,033,928	114,709,964	17,323,964
S16	14,473,252	15,154,186	(680,934)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
LGF	1,702,883	1,589,223	113,660
SC3	1,067,145	1,169,428	(102,283)
SRE	43,601,321	44,751,151	(1,149,830)
IGB	34,804,066	30,067,690	4,736,376
CMM	42,967,185	42,530,611	436,574
WTF	295,963	327,022	(31,059)
USC	12,778	13,291	(513)

8. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value.  Fair Value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants.  As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.  As a basis for considering such assumptions, US GAAP establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above.  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

As of December 31, 2011, the inputs used to price the Funds are observable and represent Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2011. As of December 31, 2011, the Level 1 assets held by the Sub-Accounts was $16,926.0 million.  There were no transfers between Level 1 and Level 2 during the period.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
AVB
2011	5,947,187	$9.4799	to	$9.9498	$57,458,501	2.18%	0.65%	to	2.10%	(5.09)%	to	(3.69)%
2010	5,293,494	9.9167	to	10.2048	53,564,306	2.43	1.35	to	2.35	1.14	to	8.81
2009	4,507,053	9.2498	to	9.3787	42,044,269	0.81	1.35	to	2.10	21.13	to	22.06
2008	1,484,739	7.6393	to	7.6837	11,378,225	2.36	1.35	to	2.05	(23.61)	to	(23.16)
AAA
2011	4,101,476	9.3695	to	9.4614	38,568,416	-	0.65	to	2.10	(6.30)	to	(5.39)
AN4
2011	1,252,450	6.9298	to	8.6713	8,892,693	2.71	0.65	to	2.30	(17.97)	to	(16.59)
2010	1,092,105	8.4482	to	8.6813	9,392,167	1.83	1.35	to	2.30	1.70	to	11.09
2009	1,011,403	7.6787	to	7.8147	7,854,209	3.28	1.35	to	2.30	36.03	to	37.36
2008	258,506	5.6447	to	5.6893	1,466,176	-	1.35	to	2.30	(43.55)	to	(43.11)
IVB
2011	11,207,531	5.6135	to	5.8472	64,608,169	3.88	1.30	to	2.35	(21.33)	to	(20.48)
2010	11,190,095	7.1355	to	7.3535	81,416,221	2.68	1.30	to	2.35	1.85	to	2.94
2009	11,674,305	7.0059	to	7.1432	82,821,276	1.06	1.30	to	2.35	31.20	to	32.61
2008	12,644,113	5.3309	to	5.3866	67,893,236	0.26	1.30	to	2.55	(46.69)	to	(46.13)
AAU
2011	6,115	10.4824	to	10.4943	64,141	-	1.35	to	1.75	4.82	to	4.94
9XX
2011	61,777,993	9.9024	to	12.3742	757,127,151	2.53	0.65	to	2.35	(5.90)	to	(4.27)
2010	47,908,911	12.7432	to	13.0170	619,370,616	1.27	1.35	to	2.30	1.20	to	8.28
2009	34,904,179	11.8467	to	12.0216	417,990,165	3.19	1.35	to	2.55	17.83	to	19.28
2008	1,673,259	10.0629	to	10.0781	16,852,673	6.00	1.35	to	2.10	0.63	to	0.78
NMT
2011	3,533	10.8100			38,189	-	1.65			(13.38)
2010	3,338	12.4799			41,663	-	1.65			15.48
2009	4,383	10.8073			47,363	0.10	1.65			24.97
2008	8,756	8.6480	to	8.7482	76,146	-	1.35	to	1.65	(44.50)	to	(44.33)
2007	8,690	15.5826	to	15.7150	135,980	0.53	1.35	to	1.65	17.31	to	17.67
MCC
2011	13,269,893	8.0594	to	9.8089	110,566,702	-	0.65	to	2.35	(14.18)	to	(12.68)
2010	14,342,386	9.3906	to	9.7833	138,265,475	-	1.30	to	2.35	2.84	to	15.60
2009	16,190,984	8.2105	to	8.4629	135,548,553	-	1.30	to	2.35	23.82	to	25.15
2008	16,749,454	6.6062	to	6.7622	112,464,281	-	1.30	to	2.55	(45.21)	to	(44.50)
2007	6,356,718	12.0821	to	12.1839	77,182,125	0.25	1.30	to	2.30	20.82	to	21.84

 SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
NNG
2011	2,170	$11.1378	to	$11.2150	$24,200	0.09%	1.65%	to	1.75%	(4.34)%	to	(4.24)%
2010	11,218	11.5747	to	11.7119	130,018	0.12	1.65	to	1.85	19.30	to	19.54
2009	11,706	9.7021	to	9.7495	113,666	0.65	1.75	to	1.85	24.32	to	24.45
2008	22,574	7.8041	to	7.8343	176,374	0.27	1.75	to	1.85	(40.57)	to	(40.51)
2007	14,570	13.1322	to	13.1694	191,573	-	1.35	to	1.85	15.29	to	15.88
CMG
2011	2,948,066	9.6039	to	10.7156	29,170,579	0.09	0.65	to	2.30	(5.06)	to	(3.46)
2010	2,712,649	10.1161	to	10.4978	28,087,424	0.05	1.35	to	2.30	0.68	to	19.63
2009	2,630,402	8.5261	to	8.7754	22,841,383	0.26	1.35	to	2.35	23.36	to	24.62
2008	1,610,257	6.9442	to	7.0418	11,258,978	0.04	1.35	to	2.10	(40.87)	to	(40.41)
2007	640,690	11.7433	to	11.8174	7,548,709	-	1.35	to	2.10	17.43	to	18.17
NMI
2011	1,007,217	7.7217	to	11.0208	10,671,777	0.82	1.30	to	2.10	(17.94)	to	(17.27)
2010	1,076,458	9.4101	to	13.3287	13,809,157	0.69	1.30	to	2.30	0.50	to	12.25
2009	1,170,771	8.4513	to	11.8797	13,421,698	1.86	1.30	to	2.35	34.70	to	36.15
2008	1,018,267	6.2580	to	8.7297	8,660,311	1.36	1.30	to	2.10	(49.57)	to	(49.16)
2007	522,074	12.3894	to	17.1796	8,752,767	0.08	1.35	to	2.30	16.91	to	24.52
CSC
2011	1,172	11.7697	to	11.9334	13,935	0.90	1.65	to	1.85	(7.86)	to	(7.68)
2010	1,022	12.7743	to	12.9257	13,175	1.03	1.65	to	1.85	24.13	to	24.38
2009	954	10.3922			9,933	0.93	1.65			22.93
2008	956	8.4535			8,097	0.50	1.65			(29.35)
2007	1,509	11.9646	to	11.9984	18,101	0.26	1.55	to	1.65	(4.19)	to	(4.10)
FVB
2011	7,396,640	10.1324	to	10.5126	76,682,725	1.64	0.65	to	2.10	(5.84)	to	(4.45)
2010	5,329,715	10.6772	to	11.0801	58,332,583	1.60	1.35	to	2.30	1.23	to	16.17
2009	4,620,075	9.2805	to	9.5381	43,671,580	2.27	1.35	to	2.30	35.14	to	36.46
2008	2,412,176	6.8929	to	6.9899	16,761,837	2.12	1.35	to	2.10	(35.54)	to	(35.04)
2007	1,234,324	10.6929	to	10.7604	13,240,999	3.47	1.35	to	2.10	6.93	to	7.60
FL1
2011	22,654,962	9.4938	to	10.5974	221,030,866	0.80	0.65	to	2.35	(5.06)	to	(3.41)
2010	22,219,731	10.0146	to	10.3056	226,649,086	1.05	1.30	to	2.30	1.40	to	15.41
2009	21,371,208	8.7663	to	8.9297	189,572,250	1.53	1.30	to	2.30	32.35	to	33.71
2008	7,352,882	6.6235	to	6.6786	48,955,023	2.15	1.30	to	2.30	(33.77)	to	(33.21)
F10
2011	472,101	11.0993	to	11.7448	5,402,924	1.69	1.35	to	2.25	(2.66)	to	(1.77)
2010	586,368	11.4029	to	11.9562	6,869,231	1.73	1.35	to	2.25	10.01	to	11.03
2009	790,396	10.3649	to	10.7688	8,368,031	3.25	1.35	to	2.25	21.17	to	22.28
2008	1,173,750	8.5543	to	8.8065	10,204,299	3.71	1.35	to	2.25	(26.86)	to	(26.18)
2007	585,651	11.6955	to	11.9301	6,929,208	3.24	1.35	to	2.25	5.97	to	6.95

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
F15
2011	2,439,910	$11.1620	to	$11.8482	$28,232,570	1.76%	1.30%	to	2.25%	(2.75)%	to	(1.81)%
2010	2,690,154	11.4777	to	12.0663	31,790,466	2.02	1.30	to	2.25	0.70	to	11.32
2009	2,555,558	10.4105	to	10.8391	27,230,849	4.12	1.30	to	2.25	22.21	to	23.40
2008	1,989,150	8.5186	to	8.7840	17,220,907	2.98	1.30	to	2.25	(28.94)	to	(28.24)
2007	1,457,747	11.9744	to	12.2416	17,658,270	3.26	1.30	to	2.30	6.55	to	7.65
F20
2011	3,280,196	10.8545	to	11.5582	37,084,576	1.83	1.30	to	2.30	(3.51)	to	(2.52)
2010	3,591,134	11.2492	to	11.8574	41,774,592	2.00	1.30	to	2.30	0.77	to	12.84
2009	4,011,350	9.9637	to	10.5078	41,446,559	3.24	1.30	to	2.55	25.27	to	26.88
2008	3,412,422	8.0187	to	8.2819	27,908,761	2.45	1.30	to	2.30	(34.35)	to	(33.68)
2007	2,944,857	12.2148	to	12.4873	36,444,849	2.52	1.30	to	2.30	7.42	to	8.53
FVM
2011	14,937,626	9.5660	to	10.7565	157,792,397	0.02	0.65	to	2.35	(12.94)	to	(11.43)
2010	14,828,391	11.7343	to	12.2246	178,592,880	0.12	1.30	to	2.35	(0.13)	to	26.90
2009	15,498,708	9.3461	to	9.6332	147,656,427	0.48	1.30	to	2.35	36.47	to	37.94
2008	16,082,303	6.8485	to	6.9838	111,490,874	0.25	1.30	to	2.35	(41.03)	to	(40.40)
2007	11,884,177	11.6141	to	11.7169	138,777,417	0.47	1.30	to	2.35	16.14	to	17.17
SGI
2011	42,483,720	9.8870	to	11.0258	461,684,334	1.22	0.65	to	2.35	(8.49)	to	(6.90)
2010	39,232,419	11.4936	to	11.9272	462,402,911	1.98	1.35	to	2.30	1.72	to	17.56
2009	33,258,686	9.8573	to	10.1455	334,386,149	0.68	1.35	to	2.35	17.43	to	18.63
2008	17,385,339	8.4022	to	8.5521	147,791,354	1.76	1.35	to	2.30	(20.70)	to	(19.92)
2007	7,791,583	10.6128	to	10.6798	82,974,328	-	1.35	to	2.10	6.13	to	6.80
S17
2011	5,135,868	9.3025	to	9.5769	48,625,842	0.02	1.35	to	2.10	(3.61)	to	(2.87)
2010	5,771,387	9.5951	to	9.8597	56,433,177	2.06	1.35	to	2.30	7.72	to	8.77
2009	6,700,721	8.9075	to	9.0651	60,404,458	2.81	1.35	to	2.30	27.26	to	28.49
2008	4,966,898	6.9997	to	7.0549	34,950,364	5.05	1.35	to	2.30	(30.00)	to	(29.45)
ISC
2011	11,052,281	10.1516	to	10.6628	115,893,306	5.67	0.65	to	2.30	0.03	to	1.72
2010	10,453,432	10.1481	to	10.5514	108,775,441	6.60	1.30	to	2.30	1.33	to	11.21
2009	8,744,128	9.1653	to	9.4879	82,084,273	7.92	1.30	to	2.50	32.21	to	33.83
2008	6,865,436	6.9325	to	7.0894	48,332,687	5.43	1.30	to	2.50	(31.42)	to	(30.57)
2007	3,983,472	10.1431	to	10.2071	40,544,176	1.80	1.35	to	2.10	1.43	to	2.07
AAZ
2011	129,363	10.3317	to	10.3537	1,338,333	-	1.35	to	2.10	3.32	to	3.54
BBC
2011	9,990	10.5283	to	10.5493	105,338	-	1.35	to	2.05	5.28	to	5.49

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
FVS
2011	2,017,094	$10.9261	to	$20.0806	$38,970,383	0.68%	0.65%	to	2.50%	(6.16)%	to	(4.38)%
2010	2,184,543	14.4922	to	21.1502	44,583,047	0.79	1.30	to	2.50	1.78	to	26.56
2009	2,176,095	11.5328	to	16.7205	35,186,583	1.64	1.30	to	2.50	25.93	to	27.48
2008	1,779,602	9.1117	to	13.1231	22,554,357	1.14	1.30	to	2.50	(34.70)	to	(33.89)
2007	1,960,878	13.8819	to	19.8610	37,692,750	0.66	1.30	to	2.50	(4.83)	to	(3.66)
BBA
2011	46,701	10.9918	to	11.0137	514,029	-	-	to	-	9.92	to	10.14
SIC
2011	2,800,517	10.2082	to	12.4669	34,368,378	5.95	0.65	to	2.30	0.22	to	1.91
2010	2,596,931	11.8722	to	12.3200	31,584,484	4.50	1.35	to	2.30	0.71	to	9.42
2009	1,891,057	10.9558	to	11.2596	21,088,738	7.24	1.35	to	2.30	22.86	to	24.05
2008	997,893	8.9508	to	9.0765	8,998,750	6.90	1.35	to	2.10	(13.11)	to	(12.44)
2007	556,077	10.3009	to	10.3659	5,745,387	2.79	1.35	to	2.10	3.01	to	3.66
BBB
2011	18,795	10.0473	to	10.0673	189,112	-	1.35	to	2.05	0.47	to	0.67
FMS
2011	16,848,114	10.3632	to	14.9512	243,685,985	2.29	0.65	to	2.35	(3.36)	to	(1.68)
2010	18,142,945	11.7357	to	15.3150	269,667,669	1.61	1.30	to	2.35	1.10	to	9.75
2009	18,322,036	10.7695	to	13.9615	248,924,483	2.27	1.30	to	2.35	23.09	to	24.41
2008	10,659,488	8.7183	to	11.2279	116,498,829	3.43	1.30	to	2.35	(38.59)	to	(37.93)
2007	6,318,116	14.1466	to	18.0981	111,152,728	1.37	1.30	to	2.35	1.03	to	2.13
TDM
2011	3,451,536	12.9690	to	13.8097	46,486,794	0.95	1.30	to	2.30	(17.79)	to	(16.95)
2010	3,730,450	15.7752	to	16.6280	60,725,526	1.67	1.30	to	2.30	14.88	to	16.06
2009	4,245,202	13.7314	to	14.3272	59,780,455	4.87	1.30	to	2.30	68.62	to	70.35
2008	6,078,724	8.1300	to	8.4105	50,460,099	2.68	1.30	to	2.35	(53.82)	to	(53.32)
2007	4,360,786	17.6061	to	18.0187	77,853,382	1.85	1.30	to	2.35	25.74	to	27.10
FTI
2011	13,164,270	12.2681	to	16.3841	207,290,349	1.65	1.30	to	2.55	(12.91)	to	(11.79)
2010	15,268,978	14.0221	to	18.6504	273,652,493	1.99	1.30	to	2.55	5.64	to	7.00
2009	17,578,876	13.2120	to	17.5014	295,586,812	3.56	1.30	to	2.55	33.55	to	35.26
2008	22,475,438	9.8476	to	12.9916	280,682,732	2.33	1.30	to	2.55	(41.91)	to	(41.16)
2007	23,555,118	16.8727	to	22.1685	502,292,060	1.98	1.30	to	2.55	12.50	to	13.95
AAX
2011	31,720	9.7779	to	9.8168	310,599	-	0.65	to	2.05	(2.22)	to	(1.83)
FTG
2011	2,191,897	10.1820	to	14.7339	30,804,560	1.33	1.30	to	2.30	(9.11)	to	(8.18)
2010	2,323,981	11.1685	to	16.0551	35,600,674	1.34	1.30	to	2.30	0.74	to	6.00
2009	2,338,559	10.6117	to	15.1541	33,875,343	3.23	1.30	to	2.30	28.09	to	29.40
2008	2,275,331	8.2593	to	11.7171	25,517,931	1.77	1.30	to	2.35	(43.69)	to	(43.08)
2007	2,128,221	14.6136	to	20.5944	41,968,435	1.30	1.30	to	2.35	(0.07)	to	1.01

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
HBF
2011	1,299,312	$12.2069	to	$12.4569	$16,106,376	1.08%	1.35%	to	2.10%	(0.45)%	to	0.31%
2010	773,084	12.2622	to	12.4184	9,572,118	0.12	1.35	to	2.10	0.75	to	8.95
2009	259,790	11.3416	to	11.3988	2,957,383	0.05	1.35	to	2.10	13.42	to	13.99
HVD
2011	419,954	10.1789	to	10.4978	4,371,146	3.86	1.35	to	2.10	4.83	to	5.63
2010	381,299	9.7101	to	9.9383	3,761,330	4.58	1.35	to	2.10	0.95	to	13.57
2009	300,219	8.6154	to	8.7509	2,613,269	-	1.35	to	2.10	22.48	to	23.42
2008	116,273	7.0493	to	7.0906	822,517	19.06	1.35	to	1.90	(29.46)	to	(29.06)
HVG
2011	109,345	7.2785	to	7.4448	807,966	0.15	1.35	to	1.90	(4.89)	to	(4.36)
2010	105,400	7.6526	to	7.7839	815,820	0.17	1.35	to	1.90	7.78	to	8.38
2009	64,711	7.1003	to	7.1818	462,965	-	1.35	to	1.90	13.76	to	14.40
2008	43,321	6.2416	to	6.2781	271,371	1.69	1.35	to	1.90	(39.09)	to	(38.75)
HVI
2011	129,405	8.4231	to	8.6870	1,114,733	2.81	1.35	to	2.10	4.82	to	5.62
2010	135,007	8.0357	to	8.2246	1,103,265	2.88	1.35	to	2.10	9.45	to	10.28
2009	122,312	7.3422	to	7.4577	908,107	-	1.35	to	2.10	19.06	to	19.97
2008	71,105	6.1669	to	6.2162	440,962	10.28	1.35	to	2.10	(39.15)	to	(38.68)
HVE
2011	673,679	7.2383	to	7.4651	4,976,865	1.22	1.35	to	2.10	(13.41)	to	(12.74)
2010	579,008	8.3591	to	8.5555	4,914,149	1.41	1.35	to	2.10	1.46	to	7.71
2009	373,724	7.8201	to	7.9431	2,952,460	0.05	1.35	to	2.10	30.66	to	31.67
2008	153,543	5.9849	to	6.0328	923,861	5.38	1.35	to	2.10	(41.81)	to	(41.36)
HVM
2011	8,964	8.5450	to	8.7402	77,544	0.70	1.35	to	1.90	(3.20)	to	(2.66)
2010	5,537	8.8274	to	8.9788	49,237	0.89	1.35	to	1.90	11.95	to	12.58
2009	4,757	7.8852	to	7.9757	37,661	-	1.35	to	1.90	19.55	to	20.22
2008	1,521	6.5957	to	6.6343	10,047	3.05	1.35	to	1.90	(35.17)	to	(34.81)
HVC
2011	135,012	9.2104	to	9.4989	1,267,264	0.46	1.35	to	2.10	(4.81)	to	(4.08)
2010	131,381	9.6756	to	9.9030	1,289,234	0.67	1.35	to	2.10	1.60	to	21.15
2009	131,703	8.0479	to	8.1744	1,070,309	-	1.35	to	2.10	31.41	to	32.42
2008	64,289	6.1242	to	6.1732	395,811	1.82	1.35	to	2.10	(40.12)	to	(39.66)
HVS
2011	745,930	11.0178	to	11.3626	8,425,130	2.35	1.35	to	2.10	3.09	to	3.88
2010	462,023	10.6873	to	10.9382	5,028,611	2.59	1.35	to	2.10	0.44	to	3.47
2009	89,657	10.4080	to	10.5713	943,853	-	1.35	to	2.10	3.25	to	4.04
2008	10,776	10.1182	to	10.1611	109,325	9.36	1.35	to	1.75	0.36	to	0.77

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
HVN
2011	64,413	$6.1068	to	$6.2982	$401,560	-%	1.35%	to	2.10%	(14.56)%	to	(13.90)%
2010	53,652	7.1473	to	7.3153	389,238	0.10	1.35	to	2.10	13.53	to	14.40
2009	52,212	6.2954	to	6.3944	332,142	-	1.35	to	2.10	31.82	to	32.83
2008	36,987	4.7757	to	4.8140	177,544	0.68	1.35	to	2.10	(53.65)	to	(53.30)
HRS
2011	365,057	6.7150	to	6.9052	2,498,612	0.16	1.35	to	2.10	(11.53)	to	(10.85)
2010	288,049	7.5898	to	7.7455	2,215,321	0.26	1.35	to	2.10	3.59	to	20.50
2009	134,661	6.3466	to	6.4276	861,819	-	1.35	to	2.10	31.91	to	32.92
2008	34,039	4.8112	to	4.8356	164,218	1.41	1.35	to	2.10	(51.89)	to	(51.64)
HVR
2011	160,878	8.3441	to	8.6054	1,371,418	0.34	1.35	to	2.10	4.60	to	5.40
2010	150,620	7.9771	to	8.1645	1,220,000	1.32	1.35	to	2.10	1.12	to	5.89
2009	75,433	7.5908	to	7.7102	578,764	-	1.35	to	2.10	30.58	to	31.58
2008	22,935	5.8258	to	5.8599	134,085	4.24	1.35	to	1.90	(43.17)	to	(42.85)
HSS
2011	519,574	9.4389	to	9.7346	5,015,924	0.02	1.35	to	2.10	(2.99)	to	(2.25)
2010	463,805	9.7297	to	9.9582	4,587,826	0.47	1.35	to	2.10	2.10	to	27.86
2009	320,168	7.6677	to	7.7883	2,481,257	-	1.35	to	2.10	30.16	to	31.16
2008	107,313	5.8910	to	5.9382	635,831	0.64	1.35	to	2.10	(42.47)	to	(42.03)
AI8
2011	1,222	10.2183	to	10.2328	12,500	-	1.35	to	1.85	2.18	to	2.33
VKC
2011	608,083	10.4786	to	10.9591	6,491,582	0.58	0.65	to	2.10	(1.29)	to	0.17
2010	541,345	10.6152	to	10.8455	5,813,854	0.85	1.35	to	2.10	1.68	to	20.53
2009	286,134	8.8743	to	8.9980	2,559,424	1.10	1.35	to	2.10	36.24	to	37.28
2008	64,684	6.5138	to	6.5544	422,645	0.51	1.35	to	2.10	(34.86)	to	(34.46)
VLC
2011	2,647,256	8.3548	to	8.7759	22,814,813	1.37	1.30	to	2.30	(4.36)	to	(3.38)
2010	2,754,884	8.7353	to	9.0827	24,645,773	0.13	1.30	to	2.30	1.41	to	14.19
2009	2,424,233	7.7727	to	7.9538	19,071,269	4.34	1.30	to	2.10	25.71	to	26.74
2008	1,778,846	6.1599	to	6.2700	11,079,024	1.96	1.35	to	2.30	(37.29)	to	(36.67)
2007	1,104,540	9.8387	to	9.9008	10,902,301	-	1.35	to	2.10	(1.61)	to	(0.99)
VKU
2011	4,795,893	10.4145	to	10.8734	51,651,570	1.59	0.65	to	2.10	(3.37)	to	(1.94)
2010	2,638,485	10.9300	to	11.1670	29,230,936	1.96	1.35	to	2.10	1.34	to	10.52
2009	2,012,655	9.8917	to	10.1041	20,224,707	2.67	1.35	to	2.50	19.43	to	20.83
2008	521,533	8.2827	to	8.3619	4,349,163	1.79	1.35	to	2.50	(17.17)	to	(16.38)
AAY
2011	170,792	10.0109	to	10.0506	1,712,175	-	0.65	to	2.05	0.11	to	0.51
AAM
2011	5,184	10.3278	to	10.3366	53,540	-	1.35	to	1.65	3.28	to	3.37

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
LRE
2011	6,403,042	$8.2773	to	$9.0510	$57,264,390	2.04%	0.65%	to	2.35%	(19.92)%	to	(18.53)%
2010	5,546,175	10.8727	to	11.1887	61,493,993	1.38	1.35	to	2.35	2.09	to	21.04
2009	4,250,860	9.0745	to	9.2522	39,060,057	3.64	1.30	to	2.35	65.86	to	67.64
2008	2,539,966	5.4621	to	5.5191	13,975,390	6.16	1.30	to	2.55	(45.38)	to	(44.81)
LA9
2011	3,079,831	10.2431	to	15.0377	41,524,761	-	0.65	to	2.55	(12.34)	to	(10.63)
2010	3,343,836	14.3291	to	16.9372	50,950,452	-	1.30	to	2.55	0.79	to	21.33
2009	4,131,400	11.9616	to	13.9599	52,098,239	-	1.30	to	2.55	41.84	to	43.66
2008	4,668,640	8.4333	to	9.7176	41,167,153	-	1.30	to	2.55	(39.83)	to	(39.05)
2007	5,069,578	14.0149	to	15.9436	73,578,930	-	1.30	to	2.55	18.17	to	19.70
LAV
2011	3,280,677	13.3338	to	14.4163	45,971,939	0.19	1.30	to	2.30	(6.68)	to	(5.73)
2010	3,240,001	14.2886	to	15.3001	48,288,792	0.32	1.30	to	2.30	1.37	to	17.48
2009	3,386,297	12.2869	to	13.0302	43,116,785	0.19	1.30	to	2.35	23.08	to	24.34
2008	2,597,685	9.9573	to	10.4851	26,664,191	0.59	1.30	to	2.35	(30.35)	to	(29.60)
2007	2,132,144	14.3086	to	14.9014	31,216,819	0.58	1.30	to	2.30	4.25	to	5.33
MIT
2011	18,480,552	8.9485	to	32.4419	288,462,302	1.86	1.00	to	1.85	0.09	to	0.96
2010	21,182,508	8.9359	to	32.2588	329,127,899	1.82	1.00	to	1.85	14.31	to	15.30
2009	24,500,355	7.8132	to	28.0862	330,454,824	2.37	1.00	to	1.85	22.94	to	24.01
2008	28,659,325	6.3519	to	22.7364	312,978,185	1.52	1.00	to	1.85	(36.16)	to	(35.60)
2007	36,869,229	9.9446	to	35.4439	616,787,038	1.18	1.00	to	1.85	3.98	to	4.88
MFL
2011	9,632,098	10.5865	to	15.7844	134,401,254	1.56	1.00	to	2.55	(0.85)	to	0.72
2010	12,022,072	10.6014	to	15.7028	168,194,841	1.56	1.00	to	2.55	13.16	to	14.96
2009	14,889,009	9.3019	to	13.6875	182,378,997	2.11	1.00	to	2.55	21.81	to	23.75
2008	17,800,165	7.5820	to	11.0833	177,022,413	1.22	1.00	to	2.55	(36.78)	to	(35.77)
2007	19,982,665	11.9080	to	17.2918	310,717,943	1.00	1.00	to	2.55	2.98	to	4.63
BDS
2011	4,609,175	17.6516	to	20.0962	89,181,631	4.84	1.15	to	1.85	4.66	to	5.42
2010	5,106,265	16.8481	to	19.0628	93,795,374	4.34	1.15	to	1.85	8.81	to	9.60
2009	5,384,987	15.4686	to	17.3936	90,448,318	6.48	1.15	to	1.85	25.59	to	26.50
2008	5,203,097	12.3042	to	13.7497	69,202,403	7.02	1.15	to	1.85	(12.19)	to	(11.55)
2007	6,896,916	14.1153	to	15.5456	103,879,319	6.26	1.15	to	1.85	1.60	to	2.35
MF7
2011	9,806,250	10.4364	to	16.7714	153,556,663	4.83	0.65	to	2.50	3.65	to	5.61
2010	9,260,297	11.9321	to	15.9598	138,789,021	3.96	1.15	to	2.50	0.52	to	9.40
2009	6,662,054	10.9792	to	14.5888	91,904,165	5.40	1.15	to	2.50	24.47	to	26.19
2008	4,635,465	8.7578	to	11.6903	51,141,515	6.74	1.00	to	2.50	(13.00)	to	(11.66)
2007	6,110,178	9.9948	to	13.2334	76,655,526	5.69	1.00	to	2.55	(0.05)	to	2.24

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
RGS
2011	7,453,731	$10.1798	to	$15.9514	$94,329,872	0.95%	1.00%	to	1.85%	(2.77)%	to	(1.93)%
2010	8,499,280	10.4589	to	16.2874	109,875,527	1.15	1.00	to	1.85	15.05	to	16.04
2009	9,599,790	9.0816	to	14.0549	107,176,009	1.82	1.00	to	1.85	30.28	to	31.41
2008	11,214,418	6.9635	to	10.7101	95,812,820	0.65	1.00	to	1.85	(39.77)	to	(39.24)
2007	14,862,669	11.5494	to	17.6526	208,241,408	0.23	1.00	to	1.85	6.69	to	7.62
RG1
2011	3,585,793	9.1984	to	16.7056	35,557,705	0.74	0.65	to	2.35	(3.57)	to	(1.89)
2010	3,339,426	9.5576	to	17.1228	34,696,477	0.93	1.10	to	2.30	1.72	to	15.66
2009	3,557,338	8.3649	to	14.8193	32,497,716	1.44	1.10	to	2.30	29.39	to	30.98
2008	2,883,536	6.4648	to	11.3256	21,338,733	0.44	1.00	to	2.30	(40.21)	to	(39.41)
2007	2,707,973	10.8166	to	18.7295	34,458,186	0.16	1.00	to	2.25	6.17	to	8.99
MFF
2011	776,655	9.9684	to	19.4686	9,830,029	-	1.00	to	2.25	(2.92)	to	(0.10)
2010	922,817	11.2140	to	19.8409	12,234,367	-	1.00	to	2.25	12.91	to	14.35
2009	1,079,900	9.8917	to	17.3864	12,532,342	-	1.00	to	2.30	34.29	to	36.08
2008	1,316,168	7.3320	to	12.8024	11,206,403	-	1.00	to	2.30	(38.97)	to	(38.16)
2007	1,464,903	11.9589	to	20.7435	20,689,801	-	1.00	to	2.30	18.20	to	19.78
EME
2011	1,418,256	23.0239	to	28.1271	36,670,610	0.53	1.00	to	1.85	(20.04)	to	(19.34)
2010	1,624,680	28.7931	to	34.9969	52,175,479	0.71	1.00	to	1.85	21.46	to	22.51
2009	1,777,211	23.7055	to	28.6673	46,576,034	2.42	1.00	to	1.85	65.46	to	66.90
2008	1,900,227	14.3267	to	17.2377	29,955,875	1.39	1.00	to	1.85	(55.93)	to	(55.54)
2007	2,587,959	32.5066	to	38.9119	91,911,417	2.02	1.00	to	1.85	33.14	to	34.29
EM1
2011	2,229,533	8.5224	to	31.9085	32,459,265	0.35	0.65	to	2.50	(20.75)	to	(19.25)
2010	1,775,371	16.1794	to	39.7356	33,610,615	0.56	1.15	to	2.50	2.77	to	22.05
2009	1,346,721	13.4397	to	32.5736	22,378,471	1.63	1.15	to	2.50	63.92	to	66.19
2008	710,442	8.1987	to	19.6098	8,295,305	1.08	1.15	to	2.50	(56.32)	to	(55.71)
2007	808,424	18.7701	to	44.3000	22,821,441	1.85	1.15	to	2.50	31.88	to	33.72
GGS
2011	1,256,337	16.9987	to	24.7647	26,008,011	2.26	1.00	to	1.85	4.10	to	5.00
2010	1,388,803	16.3289	to	23.6760	27,603,523	-	1.00	to	1.85	2.68	to	3.57
2009	1,514,184	15.9031	to	22.9489	29,279,024	11.75	1.00	to	1.85	2.14	to	3.02
2008	1,783,352	15.5702	to	22.3616	33,534,157	8.21	1.00	to	1.85	8.36	to	9.30
2007	1,951,821	14.3685	to	25.1849	33,658,588	-	1.00	to	1.85	6.68	to	7.61
GG1
2011	155,653	15.0563	to	17.8579	2,593,778	1.96	1.15	to	2.05	3.58	to	4.53
2010	191,576	14.4984	to	17.1353	3,072,039	-	1.15	to	2.05	2.24	to	3.18
2009	226,268	14.1448	to	16.6581	3,542,610	13.42	1.15	to	2.05	1.65	to	2.58
2008	410,545	13.8804	to	16.2887	6,320,695	7.46	1.15	to	2.05	7.86	to	8.85
2007	284,890	12.8359	to	15.0094	4,022,897	-	1.15	to	1.85	6.46	to	7.23

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
GGR
2011	2,773,868	$9.1041	to	$28.4107	$53,695,583	0.68%	1.15%	to	1.85%	(8.11)%	to	(7.45)%
2010	3,303,954	9.9029	to	30.7722	68,407,784	0.80	1.00	to	1.85	9.74	to	10.69
2009	3,839,286	9.0195	to	27.9081	71,866,959	1.19	1.00	to	1.85	37.23	to	38.42
2008	4,323,307	6.5693	to	20.2403	59,243,931	1.03	1.00	to	1.85	(40.07)	to	(39.55)
2007	5,626,403	10.9557	to	33.6111	124,791,013	1.69	1.00	to	1.85	11.17	to	12.13
GG2
2011	205,718	12.8853	to	18.4763	3,012,570	0.36	1.15	to	2.10	(8.62)	to	(7.74)
2010	250,738	14.0654	to	20.0359	4,004,065	0.57	1.15	to	2.10	9.19	to	10.25
2009	340,286	12.8483	to	18.1818	4,912,210	0.74	1.15	to	2.10	36.50	to	37.83
2008	440,668	9.3883	to	13.1983	4,602,950	0.76	1.00	to	2.30	(40.48)	to	(39.68)
2007	494,318	15.6997	to	21.9248	8,590,818	1.43	1.00	to	2.10	10.65	to	11.90
RES
2011	7,166,923	7.1290	to	24.0719	112,370,557	1.19	1.15	to	1.85	(8.45)	to	(7.79)
2010	8,120,608	7.7831	to	26.1691	138,046,224	1.40	1.15	to	1.85	10.58	to	11.38
2009	9,405,855	7.0348	to	23.5528	143,755,857	1.68	1.15	to	1.85	29.99	to	30.94
2008	11,057,121	5.4090	to	18.0325	129,451,544	0.67	1.15	to	1.85	(37.61)	to	(37.16)
2007	14,094,806	8.6654	to	28.7651	257,818,176	0.84	1.15	to	1.85	11.13	to	11.94
RE1
2011	969,870	10.1236	to	15.8830	12,311,637	0.87	1.10	to	2.25	(9.09)	to	(8.02)
2010	1,162,208	11.0907	to	17.2860	16,215,376	1.16	1.10	to	2.25	9.89	to	11.18
2009	1,371,905	10.0513	to	15.5629	17,259,114	1.46	1.10	to	2.25	29.06	to	30.57
2008	1,840,427	7.7566	to	11.9309	17,668,776	0.37	1.10	to	2.30	(38.03)	to	(37.27)
2007	1,853,837	12.4596	to	19.0382	28,036,878	0.61	1.10	to	2.30	10.36	to	11.72
GTR
2011	3,221,964	15.3179	to	29.8872	73,752,769	0.96	1.15	to	1.85	(0.33)	to	0.40
2010	3,630,317	15.3603	to	29.8429	83,182,897	0.80	1.15	to	1.85	3.58	to	4.33
2009	4,057,331	14.8223	to	28.6751	89,385,980	8.00	1.15	to	1.85	13.03	to	13.85
2008	4,598,290	13.1070	to	25.2490	89,967,387	5.42	1.15	to	1.85	(16.99)	to	(16.39)
2007	6,117,487	15.7818	to	30.2720	140,411,531	2.22	1.15	to	1.85	6.84	to	7.62
GT2
2011	83,798,499	10.0846	to	18.2205	868,419,521	1.02	0.65	to	2.10	(0.83)	to	0.63
2010	35,771,466	10.2960	to	18.2065	374,030,587	0.33	1.15	to	2.10	0.47	to	4.10
2009	699,643	15.3452	to	17.4988	11,164,168	7.75	1.15	to	2.05	12.42	to	13.46
2008	873,958	13.6216	to	15.4312	12,354,205	5.24	1.15	to	1.85	(17.15)	to	(16.56)
2007	1,161,693	16.4422	to	18.5035	19,774,396	1.99	1.15	to	2.05	6.39	to	7.37
GSS
2011	8,225,599	15.4818	to	25.1330	162,926,999	3.72	1.15	to	1.85	5.42	to	6.18
2010	9,796,211	14.6711	to	23.7279	182,422,116	3.64	1.15	to	1.85	2.81	to	3.56
2009	11,173,460	14.2550	to	22.9687	201,831,819	4.99	1.15	to	1.85	2.56	to	3.31
2008	12,130,442	13.8850	to	22.2887	213,486,283	5.57	1.15	to	1.85	6.53	to	7.31
2007	15,336,252	13.0202	to	24.6917	247,658,015	5.01	1.00	to	1.85	5.19	to	6.10

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
MFK
2011	28,525,248	$10.3897	to	$15.0863	$379,366,472	3.56%	0.65%	to	2.55%	4.39%	to	6.42%
2010	31,563,214	11.3128	to	14.2266	398,410,866	3.43	1.00	to	2.55	0.13	to	3.45
2009	30,492,655	11.1096	to	13.7522	374,547,282	3.88	1.00	to	2.55	1.57	to	3.19
2008	19,623,926	10.9374	to	13.3271	236,492,256	5.08	1.00	to	2.55	5.53	to	7.21
2007	24,954,225	10.3645	to	12.4309	281,758,050	4.76	1.00	to	2.55	4.17	to	5.83
EGS
2011	9,986,814	5.7827	to	24.9499	125,072,423	0.17	1.00	to	1.85	(2.29)	to	(1.45)
2010	11,164,178	5.9152	to	25.4132	142,268,348	0.09	1.00	to	1.85	13.67	to	14.66
2009	12,612,013	5.2011	to	22.2504	140,984,437	0.28	1.00	to	1.85	35.19	to	36.36
2008	14,615,786	3.8453	to	16.3806	119,597,619	0.25	1.00	to	1.85	(38.50)	to	(37.96)
2007	18,485,750	6.2491	to	26.5065	238,240,356	-	1.00	to	1.85	18.99	to	20.03
HYS
2011	4,271,067	15.2218	to	30.4675	87,099,806	8.60	1.00	to	1.85	2.21	to	3.10
2010	4,992,117	14.8922	to	29.6663	99,394,800	9.47	1.00	to	1.85	13.40	to	14.38
2009	5,804,644	13.1329	to	26.0372	100,842,945	10.05	1.00	to	1.85	47.58	to	48.86
2008	6,745,555	8.8989	to	17.5591	78,775,038	9.54	1.00	to	1.85	(30.97)	to	(30.37)
2007	8,811,448	12.8913	to	30.7416	145,304,823	7.61	1.00	to	1.85	0.03	to	0.90
MFC
2011	4,304,415	13.1833	to	18.0081	72,995,788	8.28	1.00	to	2.55	1.22	to	2.83
2010	5,362,310	12.9647	to	17.5485	89,107,908	9.35	1.00	to	2.55	12.44	to	14.22
2009	6,543,484	11.4778	to	15.3945	95,852,231	9.78	1.00	to	2.55	45.89	to	48.21
2008	9,170,448	7.8311	to	10.4078	91,248,270	9.27	1.00	to	2.55	(31.44)	to	(30.35)
2007	9,231,715	11.3703	to	14.9734	132,587,722	7.08	1.00	to	2.55	(1.04)	to	0.54
IGS
2011	3,253,080	13.1219	to	18.5655	51,034,318	1.09	1.00	to	1.85	(12.54)	to	(11.78)
2010	3,754,249	14.9958	to	21.0746	66,861,752	0.90	1.00	to	1.85	13.03	to	14.01
2009	4,435,831	13.2602	to	18.5107	69,156,837	1.15	1.00	to	1.85	35.51	to	36.68
2008	5,162,799	9.7806	to	13.5618	59,050,183	1.33	1.00	to	1.85	(40.94)	to	(40.43)
2007	6,494,572	16.5529	to	22.7974	124,612,558	1.41	1.00	to	1.85	14.42	to	15.41
IG1
2011	2,183,236	9.0238	to	21.2527	24,149,594	0.90	0.65	to	2.30	(13.15)	to	(11.69)
2010	2,080,737	10.3907	to	24.1998	27,188,090	0.68	1.00	to	2.30	1.39	to	13.72
2009	2,056,727	9.2587	to	21.3236	24,793,740	0.75	1.00	to	2.30	34.52	to	36.31
2008	1,645,540	6.9084	to	15.6748	16,461,538	1.09	1.00	to	2.10	(41.23)	to	(40.56)
2007	1,455,023	11.7343	to	26.4253	26,435,969	1.10	1.00	to	2.30	13.87	to	18.28
MII
2011	2,220,602	15.8711	to	25.5126	46,177,756	1.21	1.15	to	1.85	(3.34)	to	(2.64)
2010	2,607,501	16.4109	to	26.2685	55,418,037	1.64	1.00	to	1.85	7.09	to	8.02
2009	2,987,921	15.3166	to	24.4127	59,014,660	3.33	1.00	to	1.85	23.05	to	24.12
2008	3,503,901	12.4412	to	19.7453	56,116,944	1.05	1.00	to	1.85	(32.68)	to	(32.10)
2007	4,858,869	18.4723	to	29.1921	113,714,035	1.65	1.00	to	1.85	5.35	to	6.27

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
MI1
2011	16,726,064	$9.0046	to	$22.7753	$158,156,916	1.03%	0.65%	to	2.35%	(4.08)%	to	(2.41)%
2010	19,684,586	9.3878	to	23.4684	192,674,447	1.41	1.15	to	2.35	0.83	to	7.53
2009	20,061,375	8.8376	to	21.8362	184,184,694	3.25	1.15	to	2.35	22.17	to	23.67
2008	22,385,237	7.2338	to	17.6653	167,431,706	0.93	1.15	to	2.35	(33.19)	to	(32.37)
2007	18,793,055	10.8274	to	26.1320	211,701,396	0.76	1.15	to	2.35	4.83	to	9.23
MIS
2011	31,914,695	6.5343	to	12.0968	321,011,298	0.57	1.00	to	1.85	(1.07)	to	(0.21)
2010	37,078,363	6.6013	to	12.1391	374,470,706	0.31	1.00	to	1.85	11.06	to	12.02
2009	43,349,933	5.9408	to	10.8514	392,101,061	0.81	1.00	to	1.85	3.56	to	38.74
2008	22,457,175	4.3169	to	7.8323	134,937,104	0.63	1.00	to	1.85	(38.38)	to	(37.85)
2007	30,064,891	7.0025	to	12.6193	286,174,371	0.36	1.00	to	1.85	9.46	to	10.41
M1B
2011	4,131,256	9.6664	to	15.2936	48,424,976	0.28	1.00	to	2.55	(1.99)	to	(0.43)
2010	5,348,263	9.7925	to	15.3914	63,674,137	0.10	1.00	to	2.55	9.95	to	11.70
2009	6,755,552	8.8427	to	13.8072	72,529,820	0.56	1.00	to	2.55	36.22	to	38.38
2008	6,598,033	6.4453	to	9.9977	53,180,723	0.34	1.00	to	2.55	(38.96)	to	(37.98)
2007	8,274,394	10.4829	to	16.1531	107,971,328	-	1.00	to	2.55	8.41	to	10.15
MCS
2011	3,961,768	4.5726	to	5.1023	19,567,887	-	1.15	to	1.85	(7.73)	to	(7.06)
2010	4,670,921	4.9504	to	5.5689	24,915,455	-	1.00	to	1.85	26.86	to	27.96
2009	4,857,853	3.8983	to	4.3522	20,289,951	0.07	1.00	to	1.85	39.68	to	40.89
2008	5,304,731	2.7880	to	3.0536	15,794,789	-	1.15	to	1.85	(52.25)	to	(51.90)
2007	7,235,851	5.8323	to	6.3480	44,914,140	-	1.15	to	1.85	7.80	to	8.59
MC1
2011	1,221,431	6.3459	to	14.4067	10,728,029	-	1.15	to	2.50	(8.62)	to	(7.36)
2010	1,566,303	6.8986	to	15.5588	15,073,695	-	1.15	to	2.50	25.67	to	27.40
2009	2,023,237	5.4533	to	12.2184	15,620,576	-	1.15	to	2.50	38.38	to	40.29
2008	2,534,232	3.9148	to	8.7136	14,019,215	-	1.00	to	2.50	(52.65)	to	(51.92)
2007	2,822,330	8.2136	to	18.1607	31,670,209	-	1.00	to	2.55	6.78	to	8.49
MMS
2011	7,697,443	10.1591	to	13.8753	96,023,462	-	1.15	to	1.85	(1.85)	to	(1.13)
2010	9,022,060	10.3396	to	14.0690	113,721,713	-	1.15	to	1.85	(1.85)	to	(1.14)
2009	11,201,129	10.5238	to	14.2660	142,977,635	-	1.15	to	1.85	(1.85)	to	(1.14)
2008	15,465,643	10.7978	to	14.4657	198,802,618	2.02	1.00	to	1.85	0.14	to	1.01
2007	14,742,422	10.7767	to	16.0468	188,524,112	4.78	1.00	to	1.85	2.90	to	3.80
MM1
2011	12,602,049	9.1760	to	10.5394	123,622,795	-	1.00	to	2.55	(2.54)	to	(1.00)
2010	15,867,217	9.4155	to	10.6456	158,401,447	-	1.00	to	2.55	(2.55)	to	(1.00)
2009	17,825,138	9.6619	to	10.7531	180,844,310	-	1.00	to	2.55	(2.55)	to	(1.00)
2008	22,125,007	9.9147	to	10.8617	228,570,494	1.77	1.00	to	2.55	(0.80)	to	0.78
2007	21,267,373	9.9894	to	10.7777	219,489,293	4.47	1.00	to	2.55	1.91	to	3.54

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
NWD
2011	3,937,734	$9.7602	to	$19.7461	$54,685,774	-%	1.00%	to	1.85%	(12.03)%	to	(11.27)%
2010	4,376,779	11.0608	to	22.2840	69,127,087	-	1.00	to	1.85	34.06	to	35.22
2009	5,216,357	8.2255	to	16.5026	60,742,092	-	1.00	to	1.85	59.95	to	61.33
2008	6,367,778	5.1269	to	10.2431	45,645,465	-	1.00	to	1.85	(40.70)	to	(40.18)
2007	8,362,104	8.6186	to	17.1469	99,019,794	-	1.00	to	1.85	0.65	to	1.53
M1A
2011	3,562,208	11.6151	to	19.3627	60,310,390	-	1.00	to	2.55	(12.83)	to	(11.44)
2010	4,156,401	13.2567	to	21.9094	80,056,321	-	1.00	to	2.55	32.75	to	34.85
2009	5,942,046	9.9357	to	16.2796	85,989,049	-	1.00	to	2.55	58.57	to	61.09
2008	8,571,360	6.2340	to	10.1266	77,933,950	-	1.00	to	2.55	(41.31)	to	(40.37)
2007	9,051,054	10.5672	to	17.0170	138,196,204	-	1.00	to	2.55	(0.35)	to	1.25
RIS
2011	2,377,975	10.8900	to	19.9511	32,506,107	1.99	1.15	to	1.85	(12.53)	to	(11.90)
2010	2,727,635	12.4438	to	22.6449	42,251,199	1.39	1.15	to	1.85	8.58	to	9.37
2009	3,126,123	11.4543	to	20.7048	44,296,413	3.19	1.15	to	1.85	28.51	to	29.45
2008	3,693,283	8.9085	to	15.9949	40,321,119	1.80	1.15	to	1.85	(43.56)	to	(43.14)
2007	5,162,219	15.7747	to	28.1322	98,199,663	1.14	1.15	to	1.85	11.05	to	11.86
RI1
2011	5,379,665	12.5734	to	17.9807	90,237,045	1.71	1.15	to	2.55	(13.33)	to	(12.08)
2010	5,914,182	14.4251	to	20.4619	113,396,073	1.16	1.15	to	2.55	0.36	to	9.07
2009	6,716,956	13.3402	to	18.7700	118,436,542	3.05	1.15	to	2.55	27.17	to	29.00
2008	7,836,028	10.4310	to	14.5578	107,197,293	1.49	1.00	to	2.55	(44.07)	to	(43.17)
2007	7,944,489	18.5446	to	25.6706	191,456,875	0.92	1.00	to	2.55	9.92	to	11.67
SIS
2011	2,148,862	16.0481	to	17.8981	36,916,404	5.73	1.15	to	1.85	2.74	to	3.48
2010	2,344,628	15.6123	to	17.2956	39,058,974	5.39	1.15	to	1.85	8.23	to	9.01
2009	2,519,695	14.4181	to	15.8656	38,612,559	10.27	1.15	to	1.85	25.32	to	26.23
2008	2,463,406	11.4995	to	12.5692	29,958,353	8.29	1.15	to	1.85	(14.66)	to	(14.04)
2007	3,392,931	13.4684	to	14.6222	48,007,878	5.51	1.15	to	1.85	1.56	to	2.30
SI1
2011	636,505	14.4966	to	16.5451	10,019,560	5.49	1.15	to	2.30	1.91	to	3.11
2010	683,470	14.2245	to	16.0462	10,489,949	5.17	1.15	to	2.30	7.52	to	8.78
2009	785,460	13.2301	to	14.7509	11,155,167	10.70	1.15	to	2.30	24.32	to	25.78
2008	956,921	10.6423	to	11.7277	10,869,245	8.07	1.15	to	2.30	(15.21)	to	(14.21)
2007	1,425,992	12.5520	to	13.6707	18,942,966	5.10	1.15	to	2.30	0.85	to	2.04
TEC
2011	2,826,156	4.7476	to	5.5223	14,582,085	-	1.15	to	1.85	(0.70)	to	0.02
2010	3,056,751	4.7761	to	5.5218	15,842,093	-	1.15	to	1.85	18.41	to	19.27
2009	3,329,932	4.0295	to	4.6305	14,531,610	-	1.15	to	1.85	73.37	to	74.63
2008	3,206,181	2.3219	to	2.6520	8,055,874	-	1.15	to	1.85	(51.83)	to	(51.49)
2007	4,080,642	4.8154	to	5.4664	21,166,638	-	1.15	to	1.85	17.99	to	18.83

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
TE1
2011	130,600	$10.3887	to	$23.5580	$1,456,301	-%	1.15%	to	1.85%	(0.81)%	to	(0.11)%
2010	160,111	10.4740	to	23.5955	1,776,216	-	1.15	to	1.85	18.00	to	18.84
2009	187,530	8.8766	to	19.8656	1,773,079	-	1.15	to	1.85	73.17	to	74.41
2008	183,490	5.1259	to	11.3963	989,205	-	1.15	to	1.85	(52.00)	to	(51.66)
2007	314,493	10.6793	to	23.5856	3,552,821	-	1.15	to	2.05	17.53	to	18.61
TRS
2011	19,776,275	13.2398	to	34.3749	447,577,850	2.66	1.15	to	1.85	0.04	to	0.77
2010	22,491,979	13.2205	to	34.1964	506,544,820	2.81	1.15	to	1.85	7.93	to	8.72
2009	25,748,066	12.2364	to	31.5325	535,058,547	3.94	1.15	to	1.85	15.91	to	16.75
2008	29,892,193	10.5464	to	27.0755	537,334,088	3.47	1.15	to	1.85	(23.01)	to	(22.45)
2007	39,711,318	13.6838	to	42.0157	899,656,744	3.01	1.15	to	1.85	2.38	to	3.13
MFJ
2011	45,326,523	10.4630	to	15.1069	643,062,830	2.38	0.65	to	2.55	(0.93)	to	1.00
2010	51,225,040	11.6925	to	15.0409	724,908,318	2.57	1.00	to	2.55	1.01	to	8.59
2009	56,778,902	10.8771	to	13.8787	743,138,623	3.49	1.00	to	2.55	14.80	to	16.63
2008	53,879,494	9.4214	to	11.9241	605,101,294	3.15	1.00	to	2.55	(23.74)	to	(22.52)
2007	57,895,390	12.2852	to	15.4222	840,502,026	2.67	1.00	to	2.55	1.41	to	3.03
UTS
2011	5,272,233	16.8280	to	54.0596	153,739,354	3.42	1.15	to	1.85	5.14	to	5.91
2010	6,010,069	15.9966	to	51.1708	165,648,150	3.28	1.15	to	1.85	11.80	to	12.61
2009	7,070,735	14.3014	to	45.5539	173,124,755	5.05	1.15	to	1.85	30.91	to	31.86
2008	8,400,706	10.9193	to	34.6333	155,230,961	1.91	1.15	to	1.85	(38.23)	to	(37.78)
2007	11,423,450	17.6690	to	55.8021	329,601,898	1.34	1.15	to	1.85	26.19	to	27.11
MFE
2011	3,652,256	11.1565	to	35.3163	116,649,151	3.23	0.65	to	2.35	4.33	to	6.15
2010	3,706,532	18.9809	to	33.4566	111,476,038	3.08	1.00	to	2.35	0.98	to	12.47
2009	3,827,620	17.0227	to	29.8078	101,639,771	4.55	1.00	to	2.35	29.97	to	31.77
2008	3,731,129	13.0308	to	22.6677	72,955,216	1.66	1.00	to	2.35	(38.74)	to	(37.88)
2007	3,613,171	21.1610	to	36.5673	109,039,810	1.09	1.00	to	2.35	25.25	to	26.99
MVS
2011	6,332,031	12.9442	to	18.6211	105,498,403	1.62	1.15	to	1.85	(1.85)	to	(1.13)
2010	7,251,195	13.1542	to	18.8348	122,377,852	1.43	1.15	to	1.85	9.45	to	10.24
2009	8,202,606	11.9883	to	17.0851	125,753,509	1.84	1.15	to	1.85	18.26	to	19.12
2008	9,654,222	9.9861	to	14.3424	124,630,580	1.92	1.15	to	1.85	(33.90)	to	(33.41)
2007	13,437,738	15.0910	to	21.5393	258,734,352	1.62	1.15	to	1.85	5.92	to	6.69
MV1
2011	12,369,770	10.6076	to	16.7661	189,800,608	1.36	0.65	to	2.50	(2.78)	to	(0.93)
2010	14,050,600	12.4122	to	17.0183	219,524,012	1.21	1.00	to	2.50	1.46	to	10.11
2009	15,232,380	11.3930	to	15.4866	216,431,676	1.61	1.00	to	2.50	17.29	to	19.10
2008	13,424,854	9.6688	to	13.0299	159,243,510	1.45	1.00	to	2.55	(34.59)	to	(33.54)
2007	8,166,089	14.7056	to	19.6462	138,202,958	1.35	1.00	to	2.55	4.91	to	6.59

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
AAN
2011	228,381	$10.0346	to	$10.0560	$2,295,169	-%	1.35%	to	2.10%	0.35%	to	0.56%
AAW
2011	2,558	9.2014	to	9.2119	23,549	-	1.35	to	1.75	(7.99)	to	(7.88)
VKM
2011	1,270,344	11.2415	to	11.6637	14,623,674	0.23	1.35	to	2.30	(9.31)	to	(8.43)
2010	1,156,849	12.4665	to	12.7369	14,589,309	-	1.35	to	2.10	0.48	to	30.49
2009	926,271	9.6270	to	9.7612	8,989,304	-	1.35	to	2.10	54.06	to	55.24
2008	99,801	6.2488	to	6.2877	626,133	0.54	1.35	to	2.10	(37.51)	to	(37.12)
OBV
2011	1,674,843	7.2981	to	7.5719	12,476,713	2.09	1.35	to	2.10	(1.72)	to	(0.97)
2010	1,744,434	7.4258	to	7.6460	13,178,352	1.20	1.35	to	2.10	10.31	to	11.16
2009	1,891,259	6.7316	to	6.8786	12,895,821	-	1.35	to	2.10	19.05	to	19.96
2008	626,984	5.6546	to	5.7342	3,574,079	1.96	1.35	to	2.10	(44.81)	to	(44.38)
2007	199,285	10.2449	to	10.3095	2,048,287	0.09	1.35	to	2.10	2.45	to	3.10
OCA
2011	1,706,163	10.5815	to	14.4868	23,384,048	0.11	0.65	to	2.55	(3.88)	to	(2.01)
2010	1,870,731	10.9252	to	14.8892	26,312,656	-	1.30	to	2.55	0.50	to	7.73
2009	2,138,568	10.0820	to	13.8285	27,945,879	0.01	1.30	to	2.55	40.48	to	42.28
2008	2,290,263	7.1367	to	9.7242	21,043,470	-	1.30	to	2.55	(47.05)	to	(46.37)
2007	2,405,555	13.4033	to	18.1418	41,294,194	0.01	1.30	to	2.55	10.94	to	12.37
OGG
2011	2,105,725	9.6945	to	14.0727	28,580,499	1.05	0.65	to	2.30	(10.63)	to	(9.12)
2010	2,177,497	14.4679	to	15.5868	32,916,492	1.21	1.30	to	2.30	0.50	to	14.20
2009	2,283,843	12.7984	to	13.6487	30,325,737	1.94	1.30	to	2.30	36.15	to	37.54
2008	2,451,893	9.4003	to	9.9232	23,751,907	1.28	1.30	to	2.30	(41.71)	to	(41.11)
2007	2,653,815	16.1268	to	16.8504	43,790,664	1.05	1.30	to	2.30	3.63	to	4.69
OMG
2011	27,952,286	10.9734	to	14.2086	377,082,799	0.60	1.30	to	2.55	(2.85)	to	(1.61)
2010	34,219,506	11.2437	to	14.4482	470,911,158	0.93	1.30	to	2.55	12.87	to	14.32
2009	40,927,550	9.9155	to	12.6447	494,644,467	1.66	1.30	to	2.55	24.73	to	26.33
2008	48,485,735	7.9130	to	10.0143	465,958,080	1.23	1.30	to	2.55	(40.20)	to	(39.43)
2007	44,367,479	13.1710	to	16.5411	706,504,514	0.74	1.30	to	2.55	1.48	to	2.79
OMS
2011	448,379	13.7877	to	19.4849	8,319,941	0.42	1.30	to	2.30	(4.62)	to	(3.65)
2010	596,815	14.3827	to	20.2332	11,503,067	0.41	1.30	to	2.30	20.23	to	21.46
2009	678,635	11.9020	to	16.6671	10,851,459	0.65	1.30	to	2.30	33.73	to	35.10
2008	760,213	8.8544	to	12.3428	9,053,263	0.28	1.30	to	2.30	(39.44)	to	(38.81)
2007	870,402	14.5452	to	20.1827	17,001,852	0.17	1.30	to	2.30	(3.67)	to	(2.68)
AAQ
2011	7,060	10.1102	to	10.1202	71,413	-	1.35	to	1.70	1.10	to	1.20

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
PRA
2011	447,883	$11.8723	to	$12.6023	$5,491,304	6.94%	1.35%	to	2.30%	(0.38)%	to	0.58%
2010	457,711	11.9181	to	12.5294	5,600,897	7.57	1.35	to	2.30	10.49	to	11.57
2009	380,342	10.7865	to	11.2306	4,188,531	7.02	1.35	to	2.30	18.78	to	19.93
2008	411,581	9.1402	to	9.3641	3,799,922	6.07	1.35	to	2.10	(17.62)	to	(16.98)
2007	340,476	11.0947	to	11.2797	3,802,578	8.56	1.35	to	2.25	5.88	to	6.86
AAP
2011	763,861	9.9739	to	10.0150	7,630,325	6.79	0.65	to	2.10	(0.26)	to	0.15
BBD
2011	62,501	9.0900	to	9.1261	569,007	6.68	0.65	to	2.05	(9.10)	to	(8.74)
PCR
2011	7,266,721	9.7508	to	10.4158	73,969,457	14.31	0.65	to	2.35	(9.73)	to	(8.16)
2010	6,649,829	10.8013	to	11.4155	74,448,884	15.26	1.30	to	2.35	4.75	to	22.91
2009	6,636,017	8.8825	to	9.2879	60,651,115	6.19	1.30	to	2.35	38.20	to	39.69
2008	5,813,511	6.3854	to	6.6490	38,163,263	6.32	1.30	to	2.55	(45.23)	to	(44.52)
2007	977,885	11.7108	to	11.9855	11,610,424	4.99	1.30	to	2.35	20.33	to	21.63
PMB
2011	1,020,777	10.2089	to	25.8937	25,025,685	5.32	0.65	to	2.30	3.89	to	5.64
2010	1,018,985	15.5140	to	24.6843	24,113,288	4.90	1.30	to	2.30	(0.27)	to	10.71
2009	763,094	14.1130	to	22.3073	16,175,720	5.93	1.30	to	2.30	27.59	to	28.89
2008	593,875	11.0277	to	17.3159	9,715,387	6.51	1.30	to	2.15	(16.44)	to	(15.71)
2007	635,006	13.1766	to	20.5534	12,385,714	5.76	1.30	to	2.25	3.43	to	4.44
BBE
2011	41,476	10.0609	to	10.0824	417,873	0.68	1.35	to	2.10	0.61	to	0.82
6TT
2011	92,518,029	9.9407	to	11.3711	1,044,595,551	1.81	0.65	to	2.25	(4.00)	to	(2.44)
2010	52,768,623	11.5909	to	11.7375	616,967,109	4.55	1.35	to	2.25	1.27	to	9.84
2009	2,068,926	10.6560	to	10.6863	22,080,454	1.16	1.35	to	2.10	6.56	to	6.86
PRR
2011	6,421,218	13.6738	to	16.7335	103,470,424	2.14	1.30	to	2.35	9.06	to	10.23
2010	8,101,705	12.4675	to	15.1880	118,890,037	1.45	1.30	to	2.35	5.57	to	6.71
2009	8,961,667	11.6153	to	14.2408	123,731,443	3.07	1.30	to	2.35	15.61	to	16.86
2008	9,486,271	10.1007	to	12.1928	112,568,613	3.52	1.30	to	2.55	(9.43)	to	(8.27)
2007	4,125,528	11.0670	to	13.2982	53,416,156	4.64	1.30	to	2.35	8.05	to	9.22
PTR
2011	24,120,523	13.1584	to	15.7088	366,194,416	2.61	1.30	to	2.55	0.98	to	2.27
2010	28,187,212	13.0311	to	15.3681	420,201,410	2.41	1.30	to	2.55	5.36	to	6.71
2009	29,012,388	12.3681	to	14.4089	406,911,559	5.19	1.30	to	2.55	11.16	to	12.59
2008	26,948,277	11.1260	to	12.8042	337,147,301	4.48	1.30	to	2.55	2.12	to	3.44
2007	20,114,681	10.8948	to	12.3852	243,883,703	4.78	1.30	to	2.55	5.97	to	7.34
AAR
2011	222,829	10.0243	to	10.0457	2,236,443	-	1.35	to	2.10	0.24	to	0.46

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
AAS
2011	24,071	$10.7052	to	$10.7266	$257,899	-%	1.35%	to	2.05%	7.05%	to	7.27%
3XX
2011	358,397	9.7487	to	9.9895	3,542,567	2.32	1.35	to	2.10	(18.21)	to	(17.59)
2010	242,013	11.9196	to	12.1212	2,915,660	0.01	1.35	to	2.10	2.33	to	3.11
2009	135,214	11.6483	to	11.7554	1,584,405	4.28	1.35	to	2.10	26.54	to	27.51
2008	7,549	9.2051	to	9.2190	69,521	0.25	1.35	to	2.10	(7.95)	to	(7.81)
5XX
2011	21,180,067	10.7163	to	12.5047	262,236,569	2.01	0.65	to	2.30	9.16	to	10.99
2010	13,213,863	11.0947	to	11.3458	148,879,348	0.99	1.35	to	2.35	0.33	to	3.49
2009	6,788,906	10.8299	to	10.9627	74,125,443	1.73	1.35	to	2.35	5.81	to	6.89
2008	260,820	10.2403	to	10.2557	2,673,696	0.63	1.35	to	2.10	2.40	to	2.56
SBI
2011	492,505	8.5574	to	8.7044	4,250,461	0.02	0.65	to	2.25	(14.66)	to	(13.26)
2010	107	10.0305	to	10.0305	1,073	-	1.65			0.30
SSA
2011	2,632,636	9.3802	to	10.9384	26,193,175	0.72	0.65	to	2.30	(1.15)	to	0.52
2010	1,555,115	9.4891	to	10.7582	15,434,805	-	1.30	to	2.30	1.39	to	14.94
2009	1,251,695	8.3399	to	9.3596	10,849,906	0.97	1.30	to	2.30	18.07	to	19.28
2008	645,382	7.0636	to	7.8469	4,695,884	0.39	1.30	to	2.30	(38.60)	to	(37.97)
2007	643,565	11.5044	to	12.6500	7,577,757	0.69	1.30	to	2.30	(8.24)	to	(7.30)
VSC
2011	12,024,401	8.8182	to	10.5658	109,689,042	0.23	0.65	to	2.35	(7.32)	to	(5.71)
2010	12,976,175	9.5147	to	9.9126	126,734,777	0.12	1.30	to	2.35	1.49	to	22.46
2009	15,857,749	7.8530	to	8.0945	126,954,591	0.06	1.30	to	2.35	33.29	to	34.72
2008	18,181,464	5.8697	to	6.0083	108,453,439	0.02	1.30	to	2.55	(39.72)	to	(38.95)
2007	10,111,572	9.7546	to	9.8411	99,172,712	-	1.30	to	2.35	(2.45)	to	(1.59)
2XX
2011	837,562	10.5009	to	13.2484	10,975,717	0.43	0.65	to	2.10	(8.46)	to	(7.11)
2010	809,572	14.1248	to	14.3637	11,548,624	-	1.35	to	2.10	1.08	to	19.70
2009	525,999	11.8545	to	12.0001	6,287,736	0.46	1.35	to	2.35	27.01	to	28.31
2008	22,414	9.3391	to	9.3523	209,422	0.22	1.35	to	2.05	(6.61)	to	(6.48)
SVV
2011	25,668,113	8.2963	to	10.3275	219,794,746	0.65	0.65	to	2.30	(6.22)	to	(4.64)
2010	27,094,644	8.8470	to	9.1989	245,751,191	0.24	1.30	to	2.30	1.24	to	11.21
2009	26,677,319	8.0247	to	8.2714	218,376,327	0.18	1.30	to	2.35	25.99	to	27.34
2008	12,154,042	6.3694	to	6.4953	78,407,076	0.77	1.30	to	2.35	(39.39)	to	(38.74)
2007	2,540,048	10.5313	to	10.5978	26,839,611	0.52	1.35	to	2.10	5.31	to	5.98
SGC
2011	4,999,791	10.1822	to	10.6890	52,578,640	1.02	1.30	to	2.55	(0.14)	to	1.14
2010	6,122,866	10.1961	to	10.5682	63,936,768	-	1.30	to	2.55	19.02	to	20.54
2009	7,455,297	8.5669	to	8.7673	64,864,952	1.22	1.30	to	2.55	22.48	to	24.05
2008	215,255	7.0092	to	7.0676	1,517,022	2.11	1.30	to	2.30	(29.91)	to	(29.32)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
S13
2011	2,669,109	$10.2605	to	$11.0959	$27,863,552	0.85%	0.65%	to	2.10%	0.19%	to	1.67%
2010	2,387,778	10.2409	to	10.4631	24,767,620	-	1.35	to	2.10	1.52	to	19.98
2009	2,035,236	8.6010	to	8.7209	17,646,515	1.35	1.35	to	2.10	22.75	to	23.69
2008	461,987	7.0070	to	7.0506	3,248,365	1.40	1.35	to	2.10	(29.93)	to	(29.49)
SDC
2011	50,037,729	9.9840	to	10.4806	516,137,066	1.18	1.30	to	2.55	(2.03)	to	(0.78)
2010	61,117,799	10.1910	to	10.5627	638,001,577	1.51	1.30	to	2.55	(0.20)	to	1.08
2009	64,647,414	10.2112	to	10.4496	670,446,089	1.95	1.30	to	2.55	1.13	to	2.43
2008	3,609,661	10.0968	to	10.2017	36,702,316	2.00	1.30	to	2.55	0.97	to	2.02
S15
2011	17,502,438	9.8879	to	10.3509	178,971,071	0.93	0.65	to	2.10	(1.92)	to	(0.48)
2010	13,481,729	10.2516	to	10.4739	139,938,767	1.22	1.35	to	2.10	0.01	to	0.78
2009	9,776,996	10.2503	to	10.3929	101,017,700	1.78	1.35	to	2.10	1.35	to	2.12
2008	5,738,613	10.1141	to	10.1769	58,238,982	1.67	1.35	to	2.10	1.14	to	1.77
7XX
2011	132,031,901	10.1353	to	13.1593	1,721,386,983	1.19	0.65	to	2.35	(4.11)	to	(2.45)
2010	100,466,095	13.2989	to	13.5846	1,355,951,680	0.99	1.35	to	2.30	0.96	to	10.31
2009	43,431,451	12.1726	to	12.3144	532,922,757	0.03	1.35	to	2.30	20.80	to	21.98
2008	3,745,513	10.0806	to	10.0958	37,790,183	-	1.35	to	2.10	0.81	to	0.96
6XX
2011	71,730,436	10.2172	to	12.4992	888,251,353	1.27	0.65	to	2.55	(1.93)	to	(0.02)
2010	56,794,830	12.3121	to	12.5907	710,247,154	1.32	1.35	to	2.35	0.66	to	8.16
2009	29,850,497	11.4993	to	11.6404	346,182,096	0.04	1.35	to	2.35	16.42	to	17.61
2008	3,332,280	9.8788	to	9.8977	32,962,278	-	1.35	to	2.30	(1.21)	to	(1.02)
8XX
2011	37,705,543	10.0750	to	13.5723	506,828,400	1.57	0.65	to	2.30	(6.11)	to	(4.53)
2010	38,504,662	14.0152	to	14.3163	547,564,582	1.34	1.35	to	2.30	1.11	to	12.08
2009	33,055,520	12.6336	to	12.7730	420,654,948	0.03	1.35	to	2.25	23.90	to	25.04
2008	3,096,720	10.2006	to	10.2150	31,612,159	-	1.35	to	2.05	2.01	to	2.15
1XX
2011	860,442	11.0483	to	14.1528	12,044,289	-	0.65	to	2.25	(3.42)	to	(1.84)
2010	690,018	14.2309	to	14.5204	9,947,413	-	1.35	to	2.25	1.09	to	24.16
2009	505,244	11.5527	to	11.6946	5,885,588	-	1.35	to	2.35	28.30	to	29.61
2008	46,329	9.0099	to	9.0227	417,717	-	1.35	to	2.05	(9.90)	to	(9.77)
SLC
2011	32,153,502	8.6350	to	9.0649	286,911,643	0.63	1.30	to	2.55	(8.54)	to	(7.37)
2010	37,839,785	9.4413	to	9.7860	365,984,873	-	1.30	to	2.55	14.20	to	15.66
2009	44,880,071	8.2672	to	8.4607	376,858,237	0.68	1.30	to	2.55	14.84	to	16.31

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
S12
2011	1,500,444	$8.6961	to	$8.9528	$13,280,139	0.41%	1.35%	to	2.10%	(8.36)%	to	(7.66)%
2010	1,310,468	9.4899	to	9.6958	12,595,699	-	1.35	to	2.10	1.96	to	15.36
2009	1,035,946	8.2892	to	8.4047	8,658,196	0.53	1.35	to	2.10	14.94	to	15.82
2008	257,078	7.2115	to	7.2565	1,860,629	1.47	1.35	to	2.10	(27.88)	to	(27.44)
S14
2011	2,326,972	10.3769	to	12.5235	28,641,325	7.11	0.65	to	2.35	1.58	to	3.35
2010	2,507,888	11.8365	to	12.1976	30,197,858	7.11	1.30	to	2.35	0.56	to	10.96
2009	2,122,320	10.7816	to	10.9924	23,125,087	8.28	1.30	to	2.35	27.37	to	28.74
2008	1,225,378	8.4648	to	8.5386	10,424,727	6.30	1.30	to	2.35	(15.35)	to	(14.61)
4XX
2011	53,824,196	10.0220	to	12.2353	651,823,271	2.46	0.65	to	2.25	1.03	to	2.68
2010	37,284,808	11.7482	to	12.0005	444,483,583	1.98	1.35	to	2.30	0.47	to	5.83
2009	19,960,844	11.2092	to	11.3398	225,495,970	2.17	1.35	to	2.30	6.13	to	7.16
2008	1,540,689	10.5661	to	10.5820	16,292,247	0.26	1.35	to	2.10	5.66	to	5.82
S16
2011	3,190,123	10.1503	to	10.5521	33,258,401	-	1.35	to	2.35	(10.19)	to	(9.27)
2010	3,345,323	11.3017	to	11.6302	38,555,488	-	1.35	to	2.35	1.63	to	21.13
2009	4,026,257	9.4258	to	9.6104	38,434,290	0.03	1.30	to	2.35	26.90	to	28.27
2008	3,999,122	7.4152	to	7.4925	29,871,985	0.25	1.30	to	2.55	(25.85)	to	(25.08)
LGF
2011	663,785	8.1864	to	8.5485	5,569,702	0.07	1.35	to	2.10	(6.79)	to	(6.08)
2010	569,042	8.7830	to	9.1019	5,093,897	0.05	1.35	to	2.10	0.85	to	17.59
2009	455,382	7.5264	to	7.7405	3,477,756	0.23	1.35	to	2.10	34.20	to	35.23
2008	304,806	5.6083	to	5.7240	1,727,419	-	1.35	to	2.10	(45.48)	to	(45.06)
2007	223,425	10.2859	to	10.4178	2,312,144	-	1.35	to	2.10	4.53	to	5.33
SC3
2011	253,031	13.3426	to	16.7212	3,946,846	6.77	1.35	to	2.55	(9.94)	to	(8.84)
2010	320,946	14.8160	to	18.4073	5,520,469	11.07	1.35	to	2.55	12.34	to	13.73
2009	423,229	13.1880	to	16.2432	6,441,422	3.54	1.35	to	2.55	26.77	to	28.33
2008	536,020	10.4035	to	12.7026	6,378,152	2.15	1.35	to	2.55	(46.15)	to	(45.48)
2007	608,427	19.3181	to	23.3818	13,338,079	1.33	1.35	to	2.55	(15.36)	to	(14.31)
SRE
2011	9,929,655	9.2038	to	11.2921	108,995,302	6.03	0.65	to	2.55	(10.09)	to	(8.34)
2010	10,929,593	11.3996	to	12.4068	132,272,111	10.38	1.30	to	2.55	2.60	to	13.45
2009	12,079,423	10.1769	to	10.9415	129,349,823	3.06	1.30	to	2.55	26.51	to	28.14
2008	14,063,340	8.0442	to	8.5432	117,968,404	1.95	1.30	to	2.55	(46.31)	to	(45.61)
2007	10,404,402	14.9817	to	15.7163	161,037,838	1.28	1.30	to	2.55	(15.56)	to	(14.47)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
IGB
2011	13,453,290	$10.4456	to	$12.6212	$166,269,297	3.37%	0.65%	to	2.35%	4.28%	to	6.09%
2010	10,165,312	11.1662	to	11.9811	119,314,751	3.25	1.30	to	2.35	0.18	to	6.11
2009	5,428,936	10.6366	to	11.2972	60,077,481	4.11	1.30	to	2.35	17.79	to	19.05
2008	2,115,205	9.0304	to	9.4941	19,711,311	5.41	1.30	to	2.35	(14.75)	to	(13.83)
2007	2,196,971	10.5929	to	11.0236	23,839,225	4.94	1.30	to	2.35	1.07	to	2.16
CMM
2011	14,892,335	9.2761	to	10.3511	150,078,153	0.00	0.65	to	2.30	(2.29)	to	(0.65)
2010	11,093,798	9.4938	to	10.4923	113,075,492	-	1.30	to	2.30	(2.30)	to	(0.07)
2009	10,657,224	9.7534	to	10.6359	110,636,803	0.01	1.30	to	2.10	(2.09)	to	(1.29)
2008	4,996,815	9.9446	to	10.7798	52,722,915	1.26	1.30	to	2.30	(0.55)	to	0.62
2007	161,444	10.5037	to	10.7137	1,712,816	4.50	1.35	to	2.05	2.46	to	3.19
WTF
2011	56,247	11.7091	to	12.2887	676,190	2.12	1.35	to	2.05	(19.37)	to	(18.79)
2010	62,686	14.3506	to	15.1320	930,311	0.57	1.35	to	2.25	23.72	to	24.86
2009	93,745	11.5992	to	12.1194	1,117,650	-	1.35	to	2.25	62.45	to	63.94
2008	137,209	7.1403	to	7.3924	1,001,434	-	1.35	to	2.25	(50.22)	to	(49.75)
2007	109,329	14.3426	to	14.7127	1,593,216	-	1.35	to	2.25	6.92	to	7.91
USC
2011	4,964	11.3133	to	11.6306	56,842	-	1.65	to	2.05	(5.47)	to	(5.08)
2010	4,696	11.9677	to	12.2534	56,768	-	1.65	to	2.05	20.83	to	21.32
2009	5,209	9.9049	to	10.1001	52,040	-	1.65	to	2.05	39.31	to	39.88
2008	5,569	7.1099	to	7.2205	39,860	-	1.65	to	2.05	(40.93)	to	(40.69)
2007	5,229	12.0360	to	12.1732	63,311	-	1.65	to	2.05	3.22	to	3.64
AAL
2011	1,392,144	10.4297	to	10.5425	14,584,779	1.53	0.65	to	2.25	4.30	to	5.43

1 Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

2 Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

3 Ratio represents the total return for the year indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of units.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified.  The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.  The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

11. SUMMARY OF FUND CHANGES

A summary of the name changes related to sub-accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Changed From	Effective Date
NMT	Columbia Marsico 21st Century Fund, Variable Series Class A	May 2, 2011
MCC	Columbia Marsico 21st Century Fund, Variable Series Class B	May 2, 2011
NNG	Columbia Marsico Growth Fund, Variable Series Class A	May 2, 2011
CMG	Columbia Marsico Growth Fund, Variable Series Class B	May 2, 2011
NMI	Columbia Marsico International Opportunity Fund, Variable Series Class B	May 2, 2011
OMS	Oppenheimer Main Street Small Cap Fund/VA (Service Shares)	May 2, 2011

There were no funds held by the contract owners of the Variable Account that were closed or merged within the past two years.

A summary of the commencement dates related to sub-accounts held by the contract owners of the Variable Account (if commenced within the past five years) is as follows:

Sub-Account(s)	Commencement of Operations
AAM, AAN, AAP, AAQ, AAR, AAS, AAU, AAW, AAX, AAY, AAZ, AI8, BBB, BBA, BBC, BBD, BBE	October 31, 2011
AAA, AAL	May 2, 2011
6TT	August 17, 2009
HBF	May 4, 2009
SLC	February 23, 2009
1XX, 2XX, 3XX, 4XX, 5XX, 6XX, 7XX, 8XX, 9XX	October 6, 2008
AN4, AVB, FLI, IVB, LRE, S12, S13, S14, S15, S16, S17, SDC, SGC, VKC, VKM, VKU	March 10, 2008
HRS4, HSS4, HVC4, HVD4, HVE4, HVG4, HVI4, HVM4, HVN4,HVR4,HVS4	December 17, 2007
CMG, FVB, FVM, ISC, MCC, OBV, SGI, SIC, SVV, VSC	March 5, 2007

4 First activity in Sub Account 2008.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

11. SUMMARY OF FUND CHANGES (CONTINUED)

A summary of sub-accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years, is as follows:

Sub-Account	Year of First Activity
SBI	2010

PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

A.	Condensed Financial Information - Accumulation Unit Values (Part A)

B.	Financial Statements of the Depositor (Part B)

	1.	Report of Independent Registered Public Accounting Firm;
	2.	Consolidated Statements of Operations, Years Ended December 31, 2011, 2010 and 2009;
	3.	Consolidated Balance Sheets, December 31, 2011 and 2010,
	4.	Consolidated Statements of Comprehensive (Loss) Income, Years Ended December 31, 2011, 2010 and 2009;
	5.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2011, 2010 and 2009;
	6.	Consolidated Statements of Cash Flows, Years Ended December 31, 2011, 2010 and 2009; and
	7.	Notes to Consolidated Financial Statements.

C.	Financial Statements of the Registrant (Part B)

	1.	Report of Independent Registered Public Accounting Firm;
	2.	Statement of Assets and Liabilities, December 31, 2011;
	3.	Statement of Operations, Year Ended December 31, 2011;
	4.	Statements of Changes in Net Assets, Years Ended December 31, 2011 and December 31, 2010; and
	5.	Notes to Financial Statements.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)
Resolution of Board of Directors of the depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)	Not Applicable;

(3)(a)
Distribution Agreement between the Depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)
Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4 (File No. 333-83364) filed on or about April 27, 2009);

(3)(b)(ii)
Amendment No. 1 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4 (File No. 333-83364) filed on or about April 27, 2009);

(3)(b)(iii)
Amendment No. 2 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed on April 30, 2009.)

(3)(b)(iv)
Amendment No. 3 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed on April 30, 2009.)

(3)(c)(i)
Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(c)(ii)
Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998); and

(3)(c)(iii)	General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)
Flexible Payment Combination Fixed/Variable Group Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000);

(4)(b)
Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000);

(4)(c)
Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000);

(4)(d)
Revised Specification Page to be issued in connection with Certificate, filed as Exhibit 4(b) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-30844, filed on April 23, 2001);

(4)(e)
Revised Specification Page to be issued in connection with Individual Annuity Contract, filed as Exhibit 4(c) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-30844, filed on April 23, 2001);

(5)(a)
Application to be used with Contracts filed as Exhibits 4(a) and 4(c) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000);

(5)(b)
Application to be used with Certificate filed as Exhibit 4(b) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000);

(5)(c)
Revised Application to be used with Certificate, filed as Exhibit 4(b) and Contract, filed as Exhibit 4(c) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-30844, filed on April 23, 2001);

(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(6)(b)	By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(7)	Not Applicable;

(8)(a)
Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(b)
Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(c)
Participation Agreement dated April 24, 2009, by and among  Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J. P. Morgan Investment Management Inc., and, JPMorgan Funds Management, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 the Registration Statement on Form N-4, File No. 333-173301, filed on June 8, 2011);

(8)(d)
Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(e)
Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(f)
Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc. Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(g)
Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001);

(8)(h)
Participation Agreement dated December 1, 1996 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6. File No. 333-13087, filed January 1, 1997);

(8)(j)
Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001);

(9)
Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on February 22, 2002);

(10)(a)	Consent of Independent Registered Public Accounting Firm;*

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 2011, filed on March 29, 2012);

(12)	Not Applicable;

(13)
Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)(a)	Powers of Attorney;*

(14)(b)
Resolution of the Board of Directors of the depositor dated March 27, 2012, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2012)

(15)	Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2012).

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West, SC 114D10 Toronto, Ontario Canada M5H 1J9	Director

Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Counsel and Director

Colm J. Freyne Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Director

Larry R. Madge Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Financial Officer and Treasurer and Director

Kenneth A. McCullum Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Life and Annuities, Inforce Management and Director

Westley V. Thompson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	President, SLF U.S., and Director and Chairman

Kerri R. Ansello Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Counsel and Secretary

Priscilla S. Brown Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Head of U.S. Marketing

David J. Healy Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President, Sun Life Financial U.S. Operations

Stephen C. Peacher Sun Life Assurance Company of Canada 150 King Street West Toronto, ON M5H 1J9	Executive Vice President and Chief Investment Officer

Fred M. Tavan Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Chief Actuary

Sean N. Woodroffe Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4, File No. 333-83516, filed April 27, 2012.

None of the companies listed in such Exhibit 15 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

As of February 29, 2012, there were 2,141 qualified and 3,324 non-qualified contract owners.

Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended March 19, 2004 (a copy of which as filed as Exhibit 3.2 to Depositor’s Form 10-K, File No. 333-82824, filed on March 29, 2004), provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.). Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, I, K, and L, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, and Sun Life (N.Y.) Variable Accounts A, B, C, D, J, and N.

(b)	Name and Principal	Position and Offices
	Business Address*	with Underwriter

	Kenneth A. McCullum	President and Director
	Larry R. Madge	Director
	Scott M. Davis	Director
	Kerri R. Ansello	Secretary
	Michael S. Bloom	Assistant Secretary
	Paul Finnegan	Anti-Money Laundering Compliance Officer
	Kathleen T. Baron	Chief Compliance Officer
	William T. Evers	Assistant Vice President and Senior Counsel
	Jane F. Jette	Financial/Operations Principal and Treasurer
	Michelle A. Greco	Senior Counsel
	Jie Cheng	Tax Assistant Vice President
	Maryellen Percucco	Assistant Secretary

*The principal business address of all directors and officers of the principal underwriter is, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 27th day of April, 2012.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ Westley V. Thompson*
Westley V. Thompson President, SLF U.S.

*By:	/s/ Elizabeth B. Love
Elizabeth B. Love
Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	President, SLF U.S. and Director	April 27, 2012
Westley V. Thompson	(Principal Executive Officer)

/s/ Larry R. Madge*	Senior Vice President and Chief Financial Officer	April 27, 2012
Larry R. Madge	and Treasurer and Director
(Principal Financial Officer)

/s/ Vincent A. Montiverdi*	Vice President and Principal Accounting Officer	April 27, 2012
Vincent A. Montiverdi	(Principal Accounting Officer)

*By: /s/ Elizabeth B. Love	Attorney-in-Fact for:	April 27, 2012
Elizabeth B. Love	Thomas A. Bogart, Director
Scott M. Davis, Director
Colm J. Freyne, Director
Kenneth A. McCullum, Director

* Elizabeth B. Love has signed this document on the indicated date on behalf of the above Directors and Officers for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures.  Resolution of the Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4, File No. 333-83516, filed on or about April 27, 2012. Powers of attorney are included herein as Exhibit 14(a).

EXHIBIT INDEX

(10)(a) Consent of Independent Registered Public Accounting Firm

(10)(b) Representation of Counsel pursuant to Rule 485(b)

(14)(a) Powers of Attorney